UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04085

Fidelity Income Fund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2022

Item 1.

Reports to Stockholders

Fidelity® Government Income Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(14.66)%	(1.09)%	(0.01)%
Class M (incl. 4.00% sales charge)	(14.57)%	(1.08)%	0.01%
Class C (incl. contingent deferred sales charge)	(12.66)%	(1.05)%	(0.20)%
Fidelity® Government Income Fund	(10.84)%	0.01%	0.72%
Class I	(10.85)%	(0.01)%	0.68%
Class Z	(10.74)%	0.09%	0.72%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on October 2, 2018. Returns prior to October 2, 2018, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Government Income Fund, a class of the fund, on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Government Bond Index performed over the same period.

13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,744	Fidelity® Government Income Fund
$10,882	Bloomberg U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year ending August 31, 2022, the fund’s share classes (excluding sales charges, if applicable) returned roughly -12% to -11%, net of fees, compared to -10.45% for the Bloomberg 75% U.S. Government/25% U.S. Mortgage-Backed Securities Blended Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. Versus the index, yield-curve positioning contributed to performance, particularly the fund’s overweighting in bonds with a duration of five years and longer. Our decisions to periodically overweight and underweight agency debentures also aided relative performance. Underweighting mortgage-backed securities made up of 15- and 20-year mortgages, which failed to keep pace with the index, provided another relative performance boost. In contrast, overweighting 30-year MBS issued by Fannie Mae and Freddie Mac detracted from relative performance, given that they lagged the index. Overweighting Ginnie Mae securities with coupons of 3.5%, which likewise trailed the index, also crimped our relative result. Lastly, overweighting government agency commercial mortgage-backed securities, another segment that underperformed the index, detracted.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Coupon Distribution as of August 31, 2022

% of fund's investments
Zero coupon bonds	0.0
0.01 - 0.99%	12.2
1 - 1.99%	14.3
2 - 2.99%	34.6
3 - 3.99%	11.9
4 - 4.99%	5.5
5 - 5.99%	2.2
6 - 6.99%	0.1
7% and above	0.0

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Mortgage Securities	26.9%
CMOs and Other Mortgage Related Securities	5.7%
U.S. Treasury Obligations	63.0%
U.S. Government Agency Obligations	0.9%
Foreign Government & Government Agency Obligations	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	3.4%

 * Foreign investments - 0.1%

 ** Futures and Swaps - 12.6%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 63.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.7%
Freddie Mac 4% 11/25/24	18,000	17,998
Tennessee Valley Authority:
5.25% 9/15/39	$2,235	$2,520
5.375% 4/1/56	2,737	3,314
		23,832
U.S. Treasury Obligations - 63.0%
U.S. Treasury Bonds:
1.875% 11/15/51	25,104	18,281
2% 11/15/41	49,958	38,807
2% 8/15/51	108,762	81,707
2.25% 2/15/52	18,700	14,937
2.375% 2/15/42	353	292
2.5% 2/15/45 (a)(b)(c)	141,861	117,268
2.875% 5/15/49	4,458	4,054
2.875% 5/15/52	10,785	9,939
3% 2/15/49	95,774	89,040
3.25% 5/15/42	50,666	48,465
3.375% 8/15/42	2,500	2,439
4.75% 2/15/37 (a)(b)	55,003	65,112
U.S. Treasury Notes:
0.125% 8/15/23	4,413	4,275
0.25% 5/15/24	4,258	4,032
0.25% 7/31/25	34,133	31,088
0.25% 9/30/25	870	788
0.25% 10/31/25	17,700	15,992
0.375% 10/31/23	58,000	55,975
0.375% 4/30/25	236,870	218,207
0.5% 11/30/23	63,200	60,924
0.625% 10/15/24	25,100	23,647
0.75% 8/31/26	30,000	27,002
0.875% 9/30/26	93,224	84,218
1.125% 10/31/26	47,300	43,098
1.125% 8/31/28 (a)(b)(c)	437,936	385,171
1.5% 9/30/24	13,631	13,098
1.5% 10/31/24	24,300	23,313
1.5% 1/31/27	22,230	20,512
1.625% 11/15/22	12,773	12,744
1.625% 9/30/26	1,028	959
1.75% 7/31/24	1,720	1,666
2% 8/15/25	9,743	9,335
2.125% 7/31/24	59,641	58,177
2.125% 5/15/25	11,929	11,507
2.25% 4/30/24	87,731	86,007
2.25% 12/31/24	6,135	5,966
2.25% 3/31/26	928	891
2.375% 3/31/29	23,000	21,687
2.5% 2/28/26	68,418	66,232
2.5% 3/31/27	46,600	44,871
2.625% 6/30/23	5,027	4,999
2.625% 5/31/27	45,180	43,758
2.625% 7/31/29	60,609	58,099
2.75% 2/15/24	74,509	73,738
2.75% 4/30/27	47,200	45,941
2.75% 7/31/27	52,600	51,190
2.75% 5/31/29	18,900	18,237
2.75% 8/15/32 (d)	60,911	58,760
2.875% 4/30/29	7,778	7,564
2.875% 5/15/32	34,392	33,522
3% 7/31/24 (d)	37,100	36,775
3.125% 11/15/28	12,149	11,995
		2,266,301
Other Government Related - 0.2%
Private Export Funding Corp. Secured 1.75% 11/15/24	8,660	8,308
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $2,495,363)		2,298,441

U.S. Government Agency - Mortgage Securities - 32.9%
Fannie Mae - 10.3%
12 month U.S. LIBOR + 1.360% 1.931% 10/1/35 (e)(f)	6	6
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (e)(f)	1	1
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (e)(f)	11	11
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (e)(f)	18	18
12 month U.S. LIBOR + 1.530% 1.94% 3/1/36 (e)(f)	68	68
12 month U.S. LIBOR + 1.550% 1.984% 2/1/44 (e)(f)	27	27
12 month U.S. LIBOR + 1.550% 3.181% 5/1/44 (e)(f)	40	40
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (e)(f)	17	17
12 month U.S. LIBOR + 1.560% 1.935% 2/1/44 (e)(f)	58	58
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (e)(f)	84	85
12 month U.S. LIBOR + 1.570% 2.139% 4/1/44 (e)(f)	128	130
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (e)(f)	1	1
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (e)(f)	59	60
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (e)(f)	43	43
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (e)(f)	14	14
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (e)(f)	3	3
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (e)(f)	1	1
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (e)(f)	15	15
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (e)(f)	15	15
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (e)(f)	2	3
12 month U.S. LIBOR + 1.680% 2.704% 7/1/43 (e)(f)	27	28
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (e)(f)	55	57
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (e)(f)	155	157
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (e)(f)	29	30
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (e)(f)	32	32
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (e)(f)	4	4
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (e)(f)	37	38
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (e)(f)	156	159
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (e)(f)	88	90
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (e)(f)	34	35
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (e)(f)	2	2
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (e)(f)	18	19
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (e)(f)	90	92
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (e)(f)	40	42
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (e)(f)	4	4
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (e)(f)	17	18
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (e)(f)	20	20
12 month U.S. LIBOR + 1.890% 3.084% 8/1/35 (e)(f)	21	22
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (e)(f)	4	5
6 month U.S. LIBOR + 1.470% 2.112% 10/1/33 (e)(f)	23	23
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (e)(f)	5	5
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (e)(f)	13	13
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (e)(f)	23	23
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (e)(f)	34	34
6 month U.S. LIBOR + 1.550% 2.278% 9/1/33 (e)(f)	29	30
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (e)(f)	11	11
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (e)(f)	17	18
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (e)(f)	1	1
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.548% 7/1/36 (e)(f)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (e)(f)	14	14
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (e)(f)	3	4
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (e)(f)	26	27
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (e)(f)	4	4
1.5% 11/1/40 to 10/1/51	33,404	28,371
2% 12/1/36 to 3/1/52	99,205	86,653
2.5% 5/1/31 to 3/1/52	93,289	84,016
3% 1/1/28 to 5/1/52	93,197	87,217
3.4% 8/1/42 to 9/1/42	26	25
3.5% 5/1/36 to 3/1/52	67,421	64,555
4% 3/1/36 to 4/1/49	7,662	7,616
4.25% 11/1/41	6	6
4.5% to 4.5% 6/1/24 to 2/1/49	3,762	3,819
5% 3/1/23 to 2/1/49	1,128	1,166
5.258% 8/1/41 (e)	66	68
5.5% 12/1/23 to 8/1/25	3	3
6% to 6% 9/1/29 to 7/1/41	2,054	2,190
6.5% 7/1/23 to 8/1/36	548	586
6.645% 2/1/39 (e)	40	41
7% to 7% 4/1/23 to 6/1/33	23	25
7.5% to 7.5% 9/1/25 to 11/1/31	13	14
		368,051
Freddie Mac - 4.9%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (e)(f)	8	8
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (e)(f)	6	6
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (e)(f)	3	3
12 month U.S. LIBOR + 1.600% 3.85% 7/1/35 (e)(f)	11	11
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (e)(f)	21	21
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (e)(f)	39	40
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (e)(f)	292	298
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (e)(f)	10	11
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (e)(f)	2	2
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (e)(f)	28	28
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (e)(f)	398	406
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (e)(f)	7	7
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (e)(f)	133	136
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (e)(f)	55	56
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (e)(f)	57	58
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (e)(f)	72	74
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (e)(f)	18	19
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (e)(f)	2	2
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (e)(f)	2	2
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (e)(f)	150	154
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (e)(f)	4	4
6 month U.S. LIBOR + 1.120% 2.029% 8/1/37 (e)(f)	2	2
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (e)(f)	0	0
6 month U.S. LIBOR + 1.660% 2.165% 1/1/37 (e)(f)	5	5
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (e)(f)	4	4
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (e)(f)	42	43
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (e)(f)	19	19
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (e)(f)	6	6
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (e)(f)	6	6
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (e)(f)	8	9
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (e)(f)	16	16
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (e)(f)	29	29
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (e)(f)	9	9
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (e)(f)	8	8
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (e)(f)	16	17
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (e)(f)	229	236
1.5% 12/1/40 to 4/1/41	7,395	6,310
2% 4/1/41 to 2/1/52	59,541	51,552
2.5% 5/1/30 to 2/1/52	42,946	38,849
3% 6/1/31 to 3/1/52	31,716	29,676
3.5% 3/1/32 to 3/1/52	39,373	37,953
3.5% 8/1/47	659	637
4% 1/1/36 to 2/1/50	7,110	7,081
4% 4/1/48	2	2
4.5% 6/1/25 to 10/1/48	2,151	2,194
5% 8/1/33 to 7/1/41	611	634
6% 1/1/24 to 12/1/37	111	115
6.5% 5/1/26 to 9/1/39	92	100
7% 8/1/26 to 9/1/36	28	30
7.5% 1/1/27 to 11/1/30	0	0
8% 7/1/24 to 8/1/30	0	0
8.5% 8/1/26 to 8/1/27	0	0
		176,888
Ginnie Mae - 8.1%
3.5% 11/15/40 to 11/20/50	5,834	5,678
4% 8/15/39 to 6/20/49	11,933	11,896
4.5% 6/20/33 to 6/20/41	1,554	1,582
5.5% 10/15/35 to 9/15/39	45	47
7% to 7% 11/15/27 to 8/15/32	16	17
7.5% to 7.5% 11/15/22 to 1/15/31	5	5
8% 12/15/23 to 12/15/27	1	1
8.5% 8/15/29 to 1/15/31	0	1
2% 9/1/52 (g)	54,300	47,975
2% 9/1/52 (g)	9,500	8,393
2% 9/1/52 (g)	9,550	8,438
2% 9/1/52 (g)	7,000	6,185
2% 9/1/52 (g)	7,000	6,185
2% 9/1/52 (g)	9,050	7,996
2% 9/1/52 (g)	5,050	4,462
2% 9/1/52 (g)	4,000	3,534
2% 9/1/52 (g)	3,200	2,827
2% 9/1/52 (g)	950	839
2% 10/1/52 (g)	20,350	17,976
2% 10/1/52 (g)	10,150	8,966
2% 10/1/52 (g)	7,150	6,316
2.5% 7/20/51 to 12/20/51	835	764
2.5% 9/1/52 (g)	1,450	1,322
2.5% 9/1/52 (g)	11,100	10,121
2.5% 9/1/52 (g)	5,550	5,060
2.5% 9/1/52 (g)	5,550	5,060
2.5% 9/1/52 (g)	5,200	4,741
2.5% 9/1/52 (g)	5,925	5,402
2.5% 9/1/52 (g)	12,550	11,443
2.5% 10/1/52 (g)	22,800	20,783
3% 5/15/42 to 10/20/51	6,423	6,067
3% 9/1/52 (g)	8,125	7,626
3% 9/1/52 (g)	11,000	10,324
3% 9/1/52 (g)	5,500	5,162
3% 9/1/52 (g)	8,250	7,743
3% 9/1/52 (g)	8,250	7,743
3% 9/1/52 (g)	9,525	8,940
3% 10/1/52 (g)	13,500	12,661
3% 10/1/52 (g)	8,100	7,597
5% 9/20/33 to 4/20/48	894	929
5.47% 8/20/59 (e)(h)	1	1
6% 11/20/31 to 5/15/40	1,644	1,756
6.5% 3/20/31 to 8/15/36	8	8
		290,572
Uniform Mortgage Backed Securities - 9.6%
1.5% 9/1/52 (g)	16,900	13,846
1.5% 9/1/52 (g)	4,000	3,277
1.5% 9/1/52 (g)	1,450	1,188
1.5% 9/1/52 (g)	3,450	2,827
2% 9/1/52 (g)	7,900	6,798
2% 9/1/52 (g)	8,025	6,906
2% 9/1/52 (g)	9,750	8,390
2% 9/1/52 (g)	5,750	4,948
2% 9/1/52 (g)	5,650	4,862
2% 9/1/52 (g)	3,900	3,356
2% 9/1/52 (g)	2,300	1,979
2% 9/1/52 (g)	1,225	1,054
2% 9/1/52 (g)	17,000	14,629
2% 9/1/52 (g)	8,500	7,315
2% 9/1/52 (g)	11,000	9,466
2% 9/1/52 (g)	28,900	24,870
2% 10/1/52 (g)	15,500	13,335
2% 10/1/52 (g)	12,900	11,098
2% 10/1/52 (g)	19,400	16,690
2.5% 9/1/52 (g)	12,800	11,432
2.5% 9/1/52 (g)	13,250	11,834
2.5% 9/1/52 (g)	5,550	4,957
2.5% 9/1/52 (g)	11,850	10,584
3% 9/1/52 (g)	13,200	12,215
3% 9/1/52 (g)	4,000	3,702
3% 9/1/52 (g)	3,200	2,961
3.5% 9/1/52 (g)	1,100	1,049
3.5% 9/1/52 (g)	1,050	1,001
4% 9/1/52 (g)	42,400	41,376
4% 9/1/52 (g)	33,200	32,399
4.5% 9/1/52 (g)	17,800	17,690
5% 9/1/52 (g)	7,300	7,366
5.5% 9/1/52 (g)	5,550	5,675
5.5% 9/1/52 (g)	11,150	11,402
5.5% 9/1/52 (g)	7,650	7,823
5.5% 9/1/52 (g)	5,550	5,675
		345,975
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,234,452)		1,181,486

Collateralized Mortgage Obligations - 4.3%
U.S. Government Agency - 4.3%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.44% 4/25/24 (e)(f)	7	7
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4237% 8/25/31 (e)(f)	29	30
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (e)(f)	1	1
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (e)(f)	1	1
Series 2002-49 Class FB, 1 month U.S. LIBOR + 0.600% 2.977% 11/18/31 (e)(f)	23	23
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (e)(f)	12	12
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (e)(f)	2	2
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (e)(f)	1	1
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.8937% 11/25/32 (e)(f)	38	38
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4437% 11/25/32 (e)(f)	22	23
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (e)(i)(j)	22	4
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (e)(i)(j)	16	2
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3737% 6/25/36 (e)(f)	1,897	1,930
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	0	0
Series 1993-207 Class H, 6.5% 11/25/23	2	2
Series 1996-28 Class PK, 6.5% 7/25/25	1	1
Series 1999-17 Class PG, 6% 4/25/29	7	7
Series 1999-32 Class PL, 6% 7/25/29	8	8
Series 1999-33 Class PK, 6% 7/25/29	6	6
Series 2001-52 Class YZ, 6.5% 10/25/31	1	1
Series 2003-28 Class KG, 5.5% 4/25/23	1	1
Series 2003-70 Class BJ, 5% 7/25/33	35	35
Series 2005-102 Class CO 11/25/35 (k)	5	4
Series 2005-64 Class PX, 5.5% 6/25/35	196	200
Series 2005-68 Class CZ, 5.5% 8/25/35	1,833	1,896
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (e)(j)	1	1
Series 2005-81 Class PC, 5.5% 9/25/35	13	13
Series 2006-12 Class BO 10/25/35 (k)	18	16
Series 2006-15 Class OP 3/25/36 (k)	21	18
Series 2006-37 Class OW 5/25/36 (k)	2	2
Series 2006-45 Class OP 6/25/36 (k)	205	166
Series 2006-62 Class KP 4/25/36 (k)	11	9
Series 2010-118 Class PB, 4.5% 10/25/40	1,905	1,919
Series 2012-149:
Class DA, 1.75% 1/25/43	373	346
Class GA, 1.75% 6/25/42	401	371
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1	1
Series 1999-25 Class Z, 6% 6/25/29	6	6
Series 2001-20 Class Z, 6% 5/25/31	8	8
Series 2001-31 Class ZC, 6.5% 7/25/31	4	4
Series 2002-16 Class ZD, 6.5% 4/25/32	3	3
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (e)(i)(j)	8	0
Series 2003-117 Class MD, 5% 12/25/23	55	55
Series 2004-52 Class KZ, 5.5% 7/25/34	177	177
Series 2004-91 Class Z, 5% 12/25/34	1,694	1,669
Series 2005-117 Class JN, 4.5% 1/25/36	105	106
Series 2005-14 Class ZB, 5% 3/25/35	523	515
Series 2006-72 Class CY, 6% 8/25/26	546	562
Series 2009-59 Class HB, 5% 8/25/39	805	824
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	10	0
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (e)(i)(j)	10	2
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (e)(i)(j)	5	1
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (e)(j)	0	0
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (e)(i)(j)	1	0
Series 2005-72 Class ZC, 5.5% 8/25/35	85	89
Series 2005-79 Class ZC, 5.9% 9/25/35	48	50
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (e)(j)	5	7
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (e)(j)	7	11
Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (e)(j)	3	3
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (e)(i)(j)	36	4
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (e)(i)(j)	37	4
Class ZA, 4.5% 12/25/40	15	16
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	439	14
Series 2010-150 Class ZC, 4.75% 1/25/41	155	160
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3637% 3/25/36 (e)(f)	1,280	1,310
Series 2010-95 Class ZC, 5% 9/25/40	358	374
Series 2011-39 Class ZA, 6% 11/25/32	26	27
Series 2011-4 Class PZ, 5% 2/25/41	47	48
Series 2011-67 Class AI, 4% 7/25/26 (i)	30	1
Series 2011-83 Class DI, 6% 9/25/26 (i)	0	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	80	4
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (e)(i)(j)	12	0
Series 2012-27 Class EZ, 4.25% 3/25/42	2,393	2,390
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (e)(i)(j)	9	0
Series 2013-133 Class IB, 3% 4/25/32 (i)	30	1
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (e)(i)(j)	23	3
Series 2013-51 Class GI, 3% 10/25/32 (i)	29	2
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (e)(i)(j)	30	3
Series 2015-42 Class IL, 6% 6/25/45 (i)	155	28
Series 2015-70 Class JC, 3% 10/25/45	170	164
Series 2016-26 Class CG, 3% 5/25/46	5,605	5,419
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	85	16
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 3.7563% 10/25/47 (e)(i)(j)	674	86
Series 2018-45 Class GI, 4% 6/25/48 (i)	925	175
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	6	1
Series 343 Class 16, 5.5% 5/25/34 (i)	5	1
Series 348 Class 14, 6.5% 8/25/34 (e)(i)	4	1
Series 351:
Class 12, 5.5% 4/25/34 (e)(i)	2	0
Class 13, 6% 3/25/34 (i)	3	1
Series 359 Class 19, 6% 7/25/35 (e)(i)	2	0
Series 384 Class 6, 5% 7/25/37 (i)	22	4
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (e)(f)	0	0
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (e)(f)	1	1
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (e)(f)	1	1
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (e)(f)	1	1
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (e)(f)	0	0
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.791% 11/15/32 (e)(f)	8	8
Series 2530 Class FE, 1 month U.S. LIBOR + 0.600% 2.991% 2/15/32 (e)(f)	13	13
Series 2682 Class FB, 1 month U.S. LIBOR + 0.900% 3.291% 10/15/33 (e)(f)	703	715
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.291% 2/15/33 (e)(f)	490	499
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.791% 3/15/34 (e)(f)	177	177
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (e)(f)	27	27
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	8	9
Series 2101 Class PD, 6% 11/15/28	4	4
Series 2121 Class MG, 6% 2/15/29	3	3
Series 2131 Class BG, 6% 3/15/29	24	25
Series 2137 Class PG, 6% 3/15/29	4	4
Series 2154 Class PT, 6% 5/15/29	7	7
Series 2162 Class PH, 6% 6/15/29	1	1
Series 2520 Class BE, 6% 11/15/32	11	12
Series 2682 Class LD, 4.5% 10/15/33	161	162
Series 2693 Class MD, 5.5% 10/15/33	24	24
Series 2802 Class OB, 6% 5/15/34	25	26
Series 2996 Class MK, 5.5% 6/15/35	7	8
Series 3002 Class NE, 5% 7/15/35	25	26
Series 3110 Class OP 9/15/35 (k)	8	7
Series 3119 Class PO 2/15/36 (k)	26	21
Series 3121 Class KO 3/15/36 (k)	4	4
Series 3123 Class LO 3/15/36 (k)	14	12
Series 3145 Class GO 4/15/36 (k)	15	13
Series 3189 Class PD, 6% 7/15/36	21	23
Series 3225 Class EO 10/15/36 (k)	8	6
Series 3258 Class PM, 5.5% 12/15/36	10	10
Series 3415 Class PC, 5% 12/15/37	215	218
Series 3806 Class UP, 4.5% 2/15/41	46	46
Series 3832 Class PE, 5% 3/15/41	99	101
Series 3857 Class ZP, 5% 5/15/41	3,639	3,692
Series 4135 Class AB, 1.75% 6/15/42	301	280
Series 4765 Class PE, 3% 12/15/41	1	1
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	12	12
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,225	2,329
Series 2004-2862 Class NE, 5% 9/15/24	30	30
Series 2135 Class JE, 6% 3/15/29	2	2
Series 2145 Class MZ, 6.5% 4/15/29	24	25
Series 2274 Class ZM, 6.5% 1/15/31	2	2
Series 2281 Class ZB, 6% 3/15/30	5	5
Series 2303 Class ZV, 6% 4/15/31	14	15
Series 2357 Class ZB, 6.5% 9/15/31	38	40
Series 2502 Class ZC, 6% 9/15/32	5	5
Series 2519 Class ZD, 5.5% 11/15/32	7	7
Series 2546 Class MJ, 5.5% 3/15/23	0	0
Series 2587 Class AD, 4.71% 3/15/33	553	565
Series 2601 Class TB, 5.5% 4/15/23	0	0
Series 2877 Class ZD, 5% 10/15/34	2,110	2,080
Series 2998 Class LY, 5.5% 7/15/25	8	8
Series 3007 Class EW, 5.5% 7/15/25	657	671
Series 3871 Class KB, 5.5% 6/15/41	5,450	5,759
Series 3889 Class DZ, 4% 1/15/41	13,915	13,505
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (e)(i)(j)	7	1
Series 2013-4281 Class AI, 4% 12/15/28 (i)	28	1
Series 2017-4683 Class LM, 3% 5/15/47	224	216
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 3.809% 8/15/47 (e)(i)(j)	342	44
Series 2933 Class ZM, 5.75% 2/15/35	109	115
Series 2935 Class ZK, 5.5% 2/15/35	88	92
Series 2947 Class XZ, 6% 3/15/35	44	46
Series 2996 Class ZD, 5.5% 6/15/35	75	78
Series 3237 Class C, 5.5% 11/15/36	104	107
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (e)(i)(j)	33	4
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (e)(i)(j)	49	8
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (e)(i)(j)	70	10
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (e)(i)(j)	23	3
Series 3843 Class PZ, 5% 4/15/41	3,201	3,349
Series 3949 Class MK, 4.5% 10/15/34	18	18
Series 4055 Class BI, 3.5% 5/15/31 (i)	34	1
Series 4314 Class AI, 5% 3/15/34 (i)	11	0
Series 4427 Class LI, 3.5% 2/15/34 (i)	87	7
Series 4471 Class PA 4% 12/15/40	91	90
target amortization class Series 2156 Class TC, 6.25% 5/15/29	3	3
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (e)(f)	0	0
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	3	3
Series 2056 Class Z, 6% 5/15/28	7	7
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	2,735	2,689
Series 4386 Class AZ, 4.5% 11/15/40	212	213
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	95	93
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (e)(i)(j)	13	2
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8681% 7/20/37 (e)(f)	97	97
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.8481% 1/20/38 (e)(f)	97	97
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.2281% 8/20/38 (e)(f)	676	689
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2681% 9/20/38 (e)(f)	499	509
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9869% 11/16/39 (e)(f)	453	459
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9169% 12/16/39 (e)(f)	77	78
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60 (e)(f)(h)	168	167
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (e)(f)(h)	1,065	1,054
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (e)(f)(h)	1,303	1,290
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (e)(f)(h)	1,076	1,066
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (e)(f)(h)	551	547
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (e)(f)(h)	576	573
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (e)(f)(h)	565	562
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (e)(f)(h)	810	805
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (e)(f)(h)	489	486
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (e)(f)(h)	776	771
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (e)(f)(h)	577	573
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (e)(f)(h)	677	673
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3476% 9/20/61 (e)(f)(h)	3,142	3,125
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (e)(f)(h)	2,347	2,338
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.7681% 8/20/42 (e)(f)	102	102
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (e)(f)(h)	2,225	2,218
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (e)(f)(h)	1,347	1,343
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (e)(f)(h)	1,976	1,968
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (e)(f)(h)	1,168	1,164
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (e)(f)(h)	24	24
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (e)(f)(h)	287	286
Class FD, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (e)(f)(h)	662	660
Series 2014-H02 Class FB, 1 month U.S. LIBOR + 0.650% 2.4476% 12/20/63 (e)(f)(h)	14,986	14,940
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (e)(f)(h)	3,047	3,035
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (e)(f)(h)	263	262
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (e)(f)(h)	181	180
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0976% 3/20/65 (e)(f)(h)	17	17
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0776% 5/20/63 (e)(f)(h)	62	61
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9976% 4/20/63 (e)(f)(h)	45	44
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (e)(f)(h)	44	43
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (e)(j)	133	121
Series 2010-31 Class BP, 5% 3/20/40	4,666	4,782
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	43	3
Series 2011-68 Class EC, 3.5% 4/20/41	61	60
Series 2016-69 Class WA, 3% 2/20/46	109	105
Series 2017-134 Class BA, 2.5% 11/20/46	417	397
Series 2017-153 Class GA, 3% 9/20/47	295	278
Series 2017-182 Class KA, 3% 10/20/47	228	216
Series 2018-13 Class Q, 3% 4/20/47	292	279
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	38	38
Series 2010-160 Class DY, 4% 12/20/40	273	266
Series 2010-170 Class B, 4% 12/20/40	61	59
Series 2011-69 Class GX, 4.5% 5/16/40	3,633	3,663
Series 2014-H04 Class HA, 2.75% 2/20/64 (h)	1,999	1,963
Series 2014-H12 Class KA, 2.75% 5/20/64 (h)	808	806
Series 2017-139 Class BA, 3% 9/20/47	4,048	3,871
Series 2018-H12 Class HA, 3.25% 8/20/68 (h)	1,319	1,289
Series 2004-22 Class M1, 5.5% 4/20/34	768	857
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (e)(i)(j)	8	1
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (e)(i)(j)	8	1
Series 2010-116 Class QB, 4% 9/16/40	21	21
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5631% 2/16/40 (e)(i)(j)	53	4
Series 2010-169 Class Z, 4.5% 12/20/40	3,892	3,691
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (e)(f)(h)	80	79
Series 2010-H16 Class BA, 3.55% 7/20/60 (h)	121	119
Series 2010-H18 Class PL, 5.01% 9/20/60 (e)(h)	58	58
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (e)(i)(j)	25	3
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (e)(i)(j)	29	3
Series 2013-149 Class MA, 2.5% 5/20/40	233	225
Series 2013-H01 Class FA, 1.65% 1/20/63 (h)	0	0
Series 2013-H04 Class BA, 1.65% 2/20/63 (h)	1	1
Series 2013-H08 Class MA, 3% 3/20/63 (h)	7	7
Series 2014-2 Class BA, 3% 1/20/44	554	524
Series 2014-21 Class HA, 3% 2/20/44	202	192
Series 2014-25 Class HC, 3% 2/20/44	351	332
Series 2014-5 Class A, 3% 1/20/44	301	285
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	3	2
Series 2015-H30 Class HA, 1.75% 9/20/62 (e)(h)	374	360
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.35% 5/20/66 (e)(f)(h)	8,149	8,115
Series 2017-186 Class HK, 3% 11/16/45	295	280
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (e)(f)(h)	8,571	8,516
Series 2090-118 Class XZ, 5% 12/20/39	10,868	11,328
		155,399
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $161,337)		155,399

Commercial Mortgage Securities - 1.4%
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 5/25/31 (e)(f)	5,137	5,051
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.210% 1.7549% 8/25/31 (e)(f)	14,219	13,962
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 1.7349% 8/25/28 (e)(f)	13,081	12,852
sequential payer:
Series 2021-K135 Class A2, 2.154% 10/25/31	13,000	11,362
Series 2021-K136 Class A2, 2.127% 11/25/31	5,140	4,478
Series 2022-K150 Class A2, 3.71% 11/25/32	2,200	2,177
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $53,340)		49,882

Foreign Government and Government Agency Obligations - 0.1%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	38	39
5.5% 4/26/24	4,828	4,960
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,085)		4,999
	Shares	Value (000s)

Money Market Funds - 17.0%
Fidelity Cash Central Fund 2.33% (l)	529,478,931	$529,585
Fidelity Securities Lending Cash Central Fund 2.34% (l)(m)	80,576,792	80,585
TOTAL MONEY MARKET FUNDS
(Cost $610,168)		610,170
TOTAL INVESTMENT IN SECURITIES - 119.6%
(Cost $4,559,745)		4,300,377
NET OTHER ASSETS (LIABILITIES) - (19.6)%		(704,581)
NET ASSETS - 100%		$3,595,796

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 9/1/52	$(11,100)	$(9,807)
2% 9/1/52	(14,500)	(12,811)
2% 9/1/52	(28,900)	(25,534)
2% 9/1/52	(20,350)	(17,980)
2% 9/1/52	(10,150)	(8,968)
2% 9/1/52	(7,150)	(6,317)
2.5% 9/1/52	(22,800)	(20,789)
3% 9/1/52	(13,500)	(12,670)
3% 9/1/52	(8,100)	(7,602)

TOTAL GINNIE MAE		(122,478)

Uniform Mortgage Backed Securities
2% 9/1/52	(5,500)	(4,733)
2% 9/1/52	(15,500)	(13,338)
2% 9/1/52	(28,900)	(24,870)
2% 9/1/52	(12,900)	(11,101)
2% 9/1/52	(19,400)	(16,695)
3% 9/1/52	(3,400)	(3,146)
3% 9/1/52	(17,000)	(15,731)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(89,614)

TOTAL TBA SALE COMMITMENTS
(Proceeds $215,854)		$(212,092)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2,141	Dec. 2022	$446,031	$(1,388)	$(1,388)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	76	Dec. 2022	8,422	(96)	(96)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	74	Dec. 2022	10,052	(6)	(6)

TOTAL PURCHASED					(1,490)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	246	Dec. 2022	28,759	421	421
TOTAL FUTURES CONTRACTS					$(1,069)

The notional amount of futures purchased as a percentage of Net Assets is 12.9%

The notional amount of futures sold as a percentage of Net Assets is 0.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $414,154,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	$8,917	$(93)	$0	$(93)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2032	5,817	(42)	0	(42)
2.5%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2052	1,241	(8)	0	(8)

TOTAL INTEREST RATE SWAPS							$(143)	$0	$(143)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,385,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $742,000.

 (c) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $6,558,000.

 (d) Security or a portion of the security is on loan at period end.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (m) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$82,211	$1,801,426	$1,354,052	$2,213	$--	$--	$529,585	1.0%
Fidelity Mortgage Backed Securities Central Fund	594,108	28,866	585,420	9,304	(2,399)	(35,155)	--	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	31,859	1,329,792	1,281,066	123	--	--	80,585	0.2%
Total	$708,178	$3,160,084	$3,220,538	$11,640	$(2,399)	$(35,155)	$610,170

 (a) Includes the value of securities received through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$2,298,441	$--	$2,298,441	$--
U.S. Government Agency - Mortgage Securities	1,181,486	--	1,181,486	--
Collateralized Mortgage Obligations	155,399	--	155,399	--
Commercial Mortgage Securities	49,882	--	49,882	--
Foreign Government and Government Agency Obligations	4,999	--	4,999	--
Money Market Funds	610,170	610,170	--	--
Total Investments in Securities:	$4,300,377	$610,170	$3,690,207	$--
Derivative Instruments:
Assets
Futures Contracts	$421	$421	$--	$--
Total Assets	$421	$421	$--	$--
Liabilities
Futures Contracts	$(1,490)	$(1,490)	$--	$--
Swaps	(143)	--	(143)	--
Total Liabilities	$(1,633)	$(1,490)	$(143)	$--
Total Derivative Instruments:	$(1,212)	$(1,069)	$(143)	$--
Other Financial Instruments:
TBA Sale Commitments	$(212,092)	$--	$(212,092)	$--
Total Other Financial Instruments:	$(212,092)	$--	$(212,092)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$421	$(1,490)
Swaps(b)	0	(143)
Total Interest Rate Risk	421	(1,633)
Total Value of Derivatives	$421	$(1,633)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $78,745) — See accompanying schedule: Unaffiliated issuers (cost $3,949,577)	$3,690,207
Fidelity Central Funds (cost $610,168)	610,170
Total Investment in Securities (cost $4,559,745)		$4,300,377
Receivable for investments sold		63
Receivable for TBA sale commitments		215,854
Receivable for fund shares sold		1,599
Interest receivable		8,650
Distributions receivable from Fidelity Central Funds		1,047
Receivable for daily variation margin on futures contracts		151
Receivable from investment adviser for expense reductions		38
Total assets		4,527,779
Liabilities
Payable for investments purchased
Regular delivery	$14,985
Delayed delivery	619,924
TBA sale commitments, at value	212,092
Payable for fund shares redeemed	2,734
Distributions payable	205
Accrued management fee	901
Distribution and service plan fees payable	73
Payable for daily variation margin on centrally cleared OTC swaps	60
Other affiliated payables	424
Collateral on securities loaned	80,585
Total liabilities		931,983
Net Assets		$3,595,796
Net Assets consist of:
Paid in capital		$4,001,288
Total accumulated earnings (loss)		(405,492)
Net Assets		$3,595,796
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($119,339 ÷ 12,553 shares)(a)		$9.51
Maximum offering price per share (100/96.00 of $9.51)		$9.91
Class M:
Net Asset Value and redemption price per share ($95,430 ÷ 10,039 shares)(a)		$9.51
Maximum offering price per share (100/96.00 of $9.51)		$9.91
Class C:
Net Asset Value and offering price per share ($32,729 ÷ 3,464 shares)(a)		$9.45
Government Income:
Net Asset Value, offering price and redemption price per share ($1,755,646 ÷ 184,940 shares)		$9.49
Class I:
Net Asset Value, offering price and redemption price per share ($199,012 ÷ 20,932 shares)		$9.51
Class Z:
Net Asset Value, offering price and redemption price per share ($1,393,640 ÷ 146,511 shares)		$9.51

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$47,781
Income from Fidelity Central Funds (including $123 from security lending)		7,010
Total income		54,791
Expenses
Management fee	$10,773
Transfer agent fees	3,330
Distribution and service plan fees	1,046
Fund wide operations fee	1,902
Independent trustees' fees and expenses	11
Total expenses before reductions	17,062
Expense reductions	(456)
Total expenses after reductions		16,606
Net investment income (loss)		38,185
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(25,367)
Fidelity Central Funds	(2,399)
Futures contracts	(34,777)
Swaps	(1,914)
Capital gain distributions from Fidelity Central Funds	4,630
Total net realized gain (loss)		(59,827)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(361,742)
Fidelity Central Funds	(35,155)
Futures contracts	(1,087)
Swaps	(501)
TBA sale commitments	3,979
Total change in net unrealized appreciation (depreciation)		(394,506)
Net gain (loss)		(454,333)
Net increase (decrease) in net assets resulting from operations		$(416,148)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$38,185	$30,004
Net realized gain (loss)	(59,827)	(43,533)
Change in net unrealized appreciation (depreciation)	(394,506)	(63,746)
Net increase (decrease) in net assets resulting from operations	(416,148)	(77,275)
Distributions to shareholders	(39,020)	(84,243)
Share transactions - net increase (decrease)	543,547	(868,115)
Total increase (decrease) in net assets	88,379	(1,029,633)
Net Assets
Beginning of period	3,507,417	4,537,050
End of period	$3,595,796	$3,507,417

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Government Income Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.17	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss)A,B	.076	.052	.117	.199	.166
Net realized and unrealized gain (loss)	(1.269)	(.255)	.477	.696	(.362)
Total from investment operations	(1.193)	(.203)	.594	.895	(.196)
Distributions from net investment income	(.077)	(.046)	(.124)	(.195)	(.164)
Distributions from net realized gain	–	(.141)	–	–	–
Total distributions	(.077)	(.187)	(.124)	(.195)	(.164)
Net asset value, end of period	$9.51	$10.78	$11.17	$10.70	$10.00
Total ReturnC,D	(11.11)%	(1.84)%	5.59%	9.06%	(1.89)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.77%	.76%	.77%	.78%	.77%
Expenses net of fee waivers, if any	.77%	.76%	.77%	.78%	.77%
Expenses net of all reductions	.77%	.76%	.77%	.78%	.77%
Net investment income (loss)	.74%	.48%	1.08%	1.96%	1.64%
Supplemental Data
Net assets, end of period (in millions)	$119	$185	$215	$139	$131
Portfolio turnover rateG	318%	223%	255%H	246%	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.77	$11.17	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss)A,B	.077	.052	.118	.201	.167
Net realized and unrealized gain (loss)	(1.259)	(.265)	.477	.696	(.362)
Total from investment operations	(1.182)	(.213)	.595	.897	(.195)
Distributions from net investment income	(.078)	(.046)	(.125)	(.197)	(.165)
Distributions from net realized gain	–	(.141)	–	–	–
Total distributions	(.078)	(.187)	(.125)	(.197)	(.165)
Net asset value, end of period	$9.51	$10.77	$11.17	$10.70	$10.00
Total ReturnC,D	(11.01)%	(1.92)%	5.61%	9.08%	(1.88)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.76%	.75%	.76%	.76%	.76%
Expenses net of fee waivers, if any	.76%	.75%	.76%	.76%	.76%
Expenses net of all reductions	.76%	.75%	.76%	.76%	.76%
Net investment income (loss)	.75%	.48%	1.09%	1.98%	1.65%
Supplemental Data
Net assets, end of period (in millions)	$95	$128	$151	$131	$137
Portfolio turnover rateG	318%	223%	255%H	246%	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$11.16	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss)A,B	(.002)	(.032)	.034	.122	.088
Net realized and unrealized gain (loss)	(1.261)	(.257)	.472	.695	(.361)
Total from investment operations	(1.263)	(.289)	.506	.817	(.273)
Distributions from net investment income	(.017)	–C	(.046)	(.117)	(.087)
Distributions from net realized gain	–	(.141)	–	–	–
Total distributions	(.017)	(.141)	(.046)	(.117)	(.087)
Net asset value, end of period	$9.45	$10.73	$11.16	$10.70	$10.00
Total ReturnD,E	(11.78)%	(2.61)%	4.75%	8.24%	(2.64)%
Ratios to Average Net AssetsB,F,G
Expenses before reductions	1.53%	1.53%	1.53%	1.54%	1.54%
Expenses net of fee waivers, if any	1.53%	1.53%	1.53%	1.54%	1.54%
Expenses net of all reductions	1.53%	1.53%	1.53%	1.54%	1.54%
Net investment income (loss)	(.02)%	(.29)%	.31%	1.20%	.87%
Supplemental Data
Net assets, end of period (in millions)	$33	$48	$80	$51	$57
Portfolio turnover rateH	318%	223%	255%I	246%	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Amount represents less than $.0005 per share.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the contingent deferred sales charge.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$11.15	$10.68	$9.99	$10.35
Income from Investment Operations
Net investment income (loss)A,B	.108	.085	.152	.232	.198
Net realized and unrealized gain (loss)	(1.269)	(.257)	.476	.686	(.361)
Total from investment operations	(1.161)	(.172)	.628	.918	(.163)
Distributions from net investment income	(.109)	(.077)	(.158)	(.228)	(.197)
Distributions from net realized gain	–	(.141)	–	–	–
Total distributions	(.109)	(.218)	(.158)	(.228)	(.197)
Net asset value, end of period	$9.49	$10.76	$11.15	$10.68	$9.99
Total ReturnC	(10.84)%	(1.56)%	5.94%	9.33%	(1.58)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.06%	.79%	1.39%	2.29%	1.96%
Supplemental Data
Net assets, end of period (in millions)	$1,756	$2,130	$2,743	$2,633	$2,964
Portfolio turnover rateF	318%	223%	255%G	246%	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.17	$10.70	$10.00	$10.36
Income from Investment Operations
Net investment income (loss)A,B	.105	.081	.148	.228	.194
Net realized and unrealized gain (loss)	(1.270)	(.257)	.477	.696	(.361)
Total from investment operations	(1.165)	(.176)	.625	.924	(.167)
Distributions from net investment income	(.105)	(.073)	(.155)	(.224)	(.193)
Distributions from net realized gain	–	(.141)	–	–	–
Total distributions	(.105)	(.214)	(.155)	(.224)	(.193)
Net asset value, end of period	$9.51	$10.78	$11.17	$10.70	$10.00
Total ReturnC	(10.85)%	(1.59)%	5.89%	9.38%	(1.61)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.49%	.49%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.49%	.49%
Expenses net of all reductions	.49%	.49%	.49%	.49%	.49%
Net investment income (loss)	1.02%	.75%	1.36%	2.25%	1.92%
Supplemental Data
Net assets, end of period (in millions)	$199	$280	$411	$407	$411
Portfolio turnover rateF	318%	223%	255%G	246%	123%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Government Income Fund Class Z

Years ended August 31,	2022	2021	2020	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.18	$10.70	$9.91
Income from Investment Operations
Net investment income (loss)B,C	.116	.095	.163	.198
Net realized and unrealized gain (loss)	(1.268)	(.267)	.485	.808
Total from investment operations	(1.152)	(.172)	.648	1.006
Distributions from net investment income	(.118)	(.087)	(.168)	(.216)
Distributions from net realized gain	–	(.141)	–	–
Total distributions	(.118)	(.228)	(.168)	(.216)
Net asset value, end of period	$9.51	$10.78	$11.18	$10.70
Total ReturnD,E	(10.74)%	(1.55)%	6.12%	10.27%
Ratios to Average Net AssetsC,F,G
Expenses before reductions	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%H
Expenses net of all reductions	.36%	.36%	.36%	.36%H
Net investment income (loss)	1.15%	.88%	1.48%	2.27%H
Supplemental Data
Net assets, end of period (in millions)	$1,394	$735	$937	$139
Portfolio turnover rateI	318%	223%	255%J	246%

 A For the period October 2, 2018 (commencement of sale of shares) through August 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Government Income, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swaps, market discount, short-term gain distributions from Underlying Funds, capital loss carryforwards and losses deferred due to wash sales and future contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$4,825
Gross unrealized depreciation	(258,316)
Net unrealized appreciation (depreciation)	$(253,491)
Tax Cost	$4,557,487

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$72
Capital loss carryforward	$(152,073)
Net unrealized appreciation (depreciation) on securities and other investments	$(253,491)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(106,096)
Long-term	(45,977)
Total capital loss carryforward	$(152,073)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$39,020	$ 83,266
Long-term Capital Gains	–	977
Total	$39,020	$ 84,243

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Government Income Fund
Interest Rate Risk
Futures Contracts	$(34,777)	$(1,087)
Purchased Options	(102)	98
Swaps	(1,914)	(501)
Total Interest Rate Risk	$(36,793)	$(1,490)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Government Income Fund	5,364,865	5,842,818

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

In addition, under the expense contract, the investment adviser pays class-level expenses for Government Income, so that the total expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense do not exceed .45% of the Class' average net assets. This agreement does not apply to any of the other classes and any change or modification that would increase expenses can only be made with shareholder approval.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$368	$8
Class M	-%	.25%	273	–(a)
Class C	.75%	.25%	405	29
			$1,046	$37

 (a) In the amount of less than five hundred dollars.

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$17
Class M	1
Class C(a)	1
$19

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Government Income and Class Z. FIIOC receives an asset-based fee of Government Income's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$251.17
Class M	171.16
Class C	75.18
Government Income	1,927.10
Class I	324.14
Class Z	582.05
	$3,330

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 2,708 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $273,666. The net realized loss of $9,995 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss) on Investment securities: Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Government Income Fund	$13	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$456

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Government Income Fund
Distributions to shareholders
Class A	$1,067	$3,864
Class M	824	2,519
Class C	66	1,058
Government Income	20,606	52,075
Class I	2,410	7,431
Class Z	14,047	17,296
Total	$39,020	$84,243

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Government Income Fund
Class A
Shares sold	2,041	8,228	$20,884	$90,171
Reinvestment of distributions	101	340	1,022	3,726
Shares redeemed	(6,788)	(10,651)	(70,057)	(115,273)
Net increase (decrease)	(4,646)	(2,083)	$(48,151)	$(21,376)
Class M
Shares sold	2,434	3,941	$24,763	$42,945
Reinvestment of distributions	75	212	755	2,321
Shares redeemed	(4,360)	(5,750)	(44,736)	(62,403)
Net increase (decrease)	(1,851)	(1,597)	$(19,218)	$(17,137)
Class C
Shares sold	388	1,595	$3,951	$17,510
Reinvestment of distributions	7	95	66	1,047
Shares redeemed	(1,438)	(4,341)	(14,547)	(46,802)
Net increase (decrease)	(1,043)	(2,651)	$(10,530)	$(28,245)
Government Income
Shares sold	45,717	54,380	$462,305	$591,713
Reinvestment of distributions	1,913	4,544	19,241	49,604
Shares redeemed	(60,673)	(106,853)	(615,563)	(1,154,338)
Net increase (decrease)	(13,043)	(47,929)	$(134,017)	$(513,021)
Class I
Shares sold	7,936	13,230	$81,576	$144,311
Reinvestment of distributions	229	645	2,318	7,061
Shares redeemed	(13,237)	(24,629)	(136,001)	(266,674)
Net increase (decrease)	(5,072)	(10,754)	$(52,107)	$(115,302)
Class Z
Shares sold	107,510	20,599	$1,106,400	$222,719
Reinvestment of distributions	1,383	1,555	13,887	17,008
Shares redeemed	(30,583)	(37,830)	(312,717)	(412,761)
Net increase (decrease)	78,310	(15,676)	$807,570	$(173,034)

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the following mutual funds managed by the investment adviser or its affiliates were the owners of record of 10% or more of the total outstanding shares.

Strategic Advisers Fidelity Core Income Fund
Fidelity Government Income Fund	17%

13. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Government Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Government Income Fund
Class A	.77%
Actual		$1,000.00	$922.30	$3.73
Hypothetical-C		$1,000.00	$1,021.32	$3.92
Class M	.75%
Actual		$1,000.00	$922.40	$3.63
Hypothetical-C		$1,000.00	$1,021.42	$3.82
Class C	1.52%
Actual		$1,000.00	$918.50	$7.35
Hypothetical-C		$1,000.00	$1,017.54	$7.73
Government Income	.45%
Actual		$1,000.00	$923.70	$2.18
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.48%
Actual		$1,000.00	$923.60	$2.33
Hypothetical-C		$1,000.00	$1,022.79	$2.45
Class Z	.36%
Actual		$1,000.00	$923.30	$1.75
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 57.86% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $ 27,080,963 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $24,949,939 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

GOV-ANN-1022
1.537760.126

Fidelity® Intermediate Government Income Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Fidelity® Intermediate Government Income Fund	(8.15)%	0.18%	0.61%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Intermediate Government Income Fund on August 31, 2012

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Intermediate Government Bond Index performed over the same period.

12,000
11,750
11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,800
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,624	Fidelity® Intermediate Government Income Fund
$10,867	Bloomberg U.S. Intermediate Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Franco Castagliuolo and Sean Corcoran:  For the fiscal year, the fund returned -8.15%, lagging, net of fees, the -7.53% result of the benchmark, the Bloomberg U.S. Intermediate Government Bond Index. In managing the fund the past 12 months, we attempted to exploit market inefficiencies and identify attractively valued securities, in accordance with our longer-term strategy. The fund had more sensitivity to interest rates than the benchmark this period, as measured by its slightly longer duration. This positioning detracted from the fund’s performance versus the benchmark because interest rates rose more than we expected. The fund’s overweighting in 30-year MBS issued by Fannie Mae and Freddie Mac, as well as overweighting in Ginnie Mae securities with coupons of 3.5%, also hurt our relative result, given that that they lagged the benchmark. Overweighting residential government agency commercial mortgage-backed securities, which also trailed the benchmark, hampered relative performance as well. Underweighting MBS comprised of 15- and 20-year mortgages modestly detracted. In contrast, our choices in the agency debenture segment added modest value versus the benchmark.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity’sFixed-Income Central Funds.

Coupon Distribution as of August 31, 2022

% of fund's investments
0.01 - 0.99%	16.1
1 - 1.99%	24.4
2 - 2.99%	40.4
3 - 3.99%	5.1
4 - 4.99%	0.5
5 - 5.99%	3.3

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*,**
Mortgage Securities	4.7%
CMOs and Other Mortgage Related Securities	1.8%
U.S. Treasury Obligations	83.9%
U.S. Government Agency Obligations	1.0%
Foreign Government & Government Agency Obligations	3.5%
Short-Term Investments and Net Other Assets (Liabilities)	5.1%

 * Foreign investments - 3.5%

 ** Futures and Swaps - 13.0%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 84.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 0.6%
Fannie Mae 0.625% 4/22/25	375	347
Freddie Mac 4% 11/25/24	1,700	1,700
		2,047
U.S. Treasury Obligations - 83.9%
U.S. Treasury Bonds 3.25% 5/15/42	600	574
U.S. Treasury Notes:
0.25% 7/31/25	$23,839	$21,712
0.25% 9/30/25	1,660	1,504
0.25% 10/31/25	3,300	2,982
0.375% 4/30/25	2,186	2,014
0.375% 12/31/25	4,210	3,800
0.5% 11/30/23	12,100	11,664
0.75% 8/31/26	6,800	6,121
0.875% 9/30/26	10,000	9,034
1.125% 8/31/28 (a)	68,556	60,295
1.25% 12/31/26	4,939	4,513
1.25% 9/30/28	580	513
1.5% 9/30/24	4,297	4,129
1.5% 1/31/27	5,049	4,659
1.75% 7/31/24	220	213
1.875% 2/28/27	5,600	5,251
2% 8/15/25 (a)	39,301	37,657
2.125% 7/31/24	5,667	5,528
2.125% 5/15/25 (b)	593	572
2.25% 4/30/24	11,454	11,229
2.25% 12/31/24	5,707	5,550
2.25% 3/31/26	3,325	3,191
2.5% 2/28/26	9,441	9,139
2.625% 6/30/23	11,432	11,366
2.625% 7/31/29	600	575
2.75% 2/15/24	18,257	18,068
2.75% 6/30/25	2,770	2,715
2.75% 7/31/27	4,200	4,087
2.75% 5/31/29	2,897	2,795
2.75% 8/15/32 (c)	19,283	18,602
2.875% 11/30/25	8,513	8,354
2.875% 4/30/29	600	583
2.875% 5/15/32	3,160	3,080
3.125% 11/15/28	9,210	9,093
		291,162
Other Government Related - 0.4%
Private Export Funding Corp. Secured 1.75% 11/15/24	1,640	1,573
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $313,889)		294,782

U.S. Government Agency - Mortgage Securities - 5.3%
Fannie Mae - 3.0%
1.5% 11/1/40 to 11/1/41	3,305	2,810
2.5% 9/1/51 to 12/1/51	2,423	2,173
3% 11/1/34 to 2/1/52	1,317	1,263
3.5% 11/1/51 to 3/1/52	4,202	4,018
		10,264
Freddie Mac - 1.5%
1.5% 12/1/40 to 4/1/41	905	773
2.5% 5/1/41 to 12/1/51	1,806	1,639
3% 9/1/34	415	403
3.5% 5/1/51 to 3/1/52	2,657	2,550
		5,365
Ginnie Mae - 0.5%
2% 9/1/52 (d)	750	663
2% 9/1/52 (d)	250	221
2% 9/1/52 (d)	250	221
3.5% 11/20/50	502	487
		1,592
Uniform Mortgage Backed Securities - 0.3%
3% 9/1/52 (d)	1,200	1,110
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $19,756)		18,331

Commercial Mortgage Securities - 1.8%
Freddie Mac:
floater:
Series 2021-F114 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.7749% 5/25/31 (e)(f)	367	361
Series 2021-F120 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.210% 1.7549% 8/25/31 (e)(f)	1,923	1,889
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.180% 1.7349% 8/25/28 (e)(f)	2,523	2,478
sequential payer Series 2021-K135 Class A2, 2.154% 10/25/31	1,400	1,224
Series 2022-K150 Class A2, 3.71% 11/25/32	200	198
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $6,457)		6,150

Foreign Government and Government Agency Obligations - 3.5%
Israeli State:
(guaranteed by U.S. Government through Agency for International Development) 5.5% 12/4/23	10,710	10,958
5.5% 4/26/24	1,100	1,130
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,037)		12,088
	Shares	Value (000s)

Money Market Funds - 10.1%
Fidelity Cash Central Fund 2.33% (g)	17,464,807	$17,468
Fidelity Securities Lending Cash Central Fund 2.34% (g)(h)	17,756,844	17,759
TOTAL MONEY MARKET FUNDS
(Cost $35,227)		35,227
TOTAL INVESTMENT IN SECURITIES - 105.6%
(Cost $387,366)		366,578
NET OTHER ASSETS (LIABILITIES) - (5.6)%		(19,603)
NET ASSETS - 100%		$346,975

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Ginnie Mae
2% 9/1/52	$(1,250)	$(1,105)
Uniform Mortgage Backed Securities
3% 9/1/52	(1,200)	(1,110)
TOTAL TBA SALE COMMITMENTS
(Proceeds $2,290)		$(2,215)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	72	Dec. 2022	$8,417	$(93)	$(93)
CBOT 2-Year U.S. Treasury Note Contracts (United States)	134	Dec. 2022	27,916	(94)	(94)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	113	Dec. 2022	12,523	(138)	(138)
TOTAL PURCHASED					(325)
Sold
Treasury Contracts
CBOT Long Term U.S. Treasury Bond Contracts (United States)	29	Dec. 2022	3,939	117	117
TOTAL FUTURES CONTRACTS					$(208)

The notional amount of futures purchased as a percentage of Net Assets is 14.1%

The notional amount of futures sold as a percentage of Net Assets is 1.1%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $55,208,000.

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount (000s)	Value (000s)	Upfront Premium Received/(Paid) (000s)(2)	Unrealized Appreciation/(Depreciation) (000s)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2029	$26	$0	$0	$0

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $345,000.

 (b) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $10,000.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$33,854	$129,120	$145,506	$140	$--	$--	$17,468	0.0%
Fidelity Mortgage Backed Securities Central Fund	2	--	2	--	--	--	--	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	--	243,903	226,144	19	--	--	17,759	0.1%
Total	$33,856	$373,023	$371,652	$159	$--	$--	$35,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government and Government Agency Obligations	$294,782	$--	$294,782	$--
U.S. Government Agency - Mortgage Securities	18,331	--	18,331	--
Commercial Mortgage Securities	6,150	--	6,150	--
Foreign Government and Government Agency Obligations	12,088	--	12,088	--
Money Market Funds	35,227	35,227	--	--
Total Investments in Securities:	$366,578	$35,227	$331,351	$--
Derivative Instruments:
Assets
Futures Contracts	$117	$117	$--	$--
Total Assets	$117	$117	$--	$--
Liabilities
Futures Contracts	$(325)	$(325)	$--	$--
Swaps	--	--	--	--
Total Liabilities	$(325)	$(325)	$--	$--
Total Derivative Instruments:	$(208)	$(208)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(2,215)	$--	$(2,215)	$--
Total Other Financial Instruments:	$(2,215)	$--	$(2,215)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$117	$(325)
Swaps(b)	0(c)	0(c)
Total Interest Rate Risk	117	(325)
Total Value of Derivatives	$117	$(325)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (b) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

 (c) Amount shown as $0 represents less than $500.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $17,355) — See accompanying schedule: Unaffiliated issuers (cost $352,139)	$331,351
Fidelity Central Funds (cost $35,227)	35,227
Total Investment in Securities (cost $387,366)		$366,578
Receivable for TBA sale commitments		2,290
Receivable for fund shares sold		23
Interest receivable		865
Distributions receivable from Fidelity Central Funds		38
Receivable for daily variation margin on futures contracts		15
Total assets		369,809
Liabilities
Payable for investments purchased
Regular delivery	$386
Delayed delivery	2,241
TBA sale commitments, at value	2,215
Payable for fund shares redeemed	65
Distributions payable	37
Accrued management fee	88
Other affiliated payables	43
Collateral on securities loaned	17,759
Total liabilities		22,834
Net Assets		$346,975
Net Assets consist of:
Paid in capital		$377,509
Total accumulated earnings (loss)		(30,534)
Net Assets		$346,975
Net Asset Value, offering price and redemption price per share ($346,975 ÷ 35,460 shares)(a)		$9.79

 (a) Corresponding Net Asset Value does not calculate due to rounding of fractional net assets and/or shares.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Year ended August 31, 2022
Investment Income
Interest		$5,984
Income from Fidelity Central Funds (including $19 from security lending)		159
Total income		6,143
Expenses
Management fee	$1,167
Transfer agent fees	393
Fund wide operations fee	206
Independent trustees' fees and expenses	1
Total expenses before reductions	1,767
Total expenses after reductions		1,767
Net investment income (loss)		4,376
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,647)
Futures contracts	(3,597)
Swaps	(1)
Total net realized gain (loss)		(6,245)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(31,279)
Futures contracts	(194)
Swaps	(20)
TBA sale commitments	81
Total change in net unrealized appreciation (depreciation)		(31,412)
Net gain (loss)		(37,657)
Net increase (decrease) in net assets resulting from operations		$(33,281)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,376	$4,669
Net realized gain (loss)	(6,245)	(3,491)
Change in net unrealized appreciation (depreciation)	(31,412)	(7,084)
Net increase (decrease) in net assets resulting from operations	(33,281)	(5,906)
Distributions to shareholders	(4,398)	(11,939)
Share transactions
Proceeds from sales of shares	30,463	60,963
Reinvestment of distributions	4,023	11,094
Cost of shares redeemed	(103,841)	(151,515)
Net increase (decrease) in net assets resulting from share transactions	(69,355)	(79,458)
Total increase (decrease) in net assets	(107,034)	(97,303)
Net Assets
Beginning of period	454,009	551,312
End of period	$346,975	$454,009
Other Information
Shares
Sold	2,983	5,591
Issued in reinvestment of distributions	393	1,016
Redeemed	(10,039)	(13,933)
Net increase (decrease)	(6,663)	(7,326)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Intermediate Government Income Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.78	$11.15	$10.77	$10.23	$10.57
Income from Investment Operations
Net investment income (loss)A,B	.115	.102	.166	.214	.181
Net realized and unrealized gain (loss)	(.989)	(.220)	.376	.524	(.342)
Total from investment operations	(.874)	(.118)	.542	.738	(.161)
Distributions from net investment income	(.109)	(.091)	(.162)	(.198)	(.179)
Distributions from net realized gain	(.007)	(.161)	–	–	–
Total distributions	(.116)	(.252)	(.162)	(.198)	(.179)
Net asset value, end of period	$9.79	$10.78	$11.15	$10.77	$10.23
Total ReturnC	(8.15)%	(1.07)%	5.07%	7.30%	(1.52)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.11%	.94%	1.52%	2.06%	1.75%
Supplemental Data
Net assets, end of period (in millions)	$347	$454	$551	$529	$541
Portfolio turnover rateF	159%	220%	287%	244%	132%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022
(Amounts in thousands except percentages)

1. Organization.

Fidelity Intermediate Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds, futures contracts, swaps, market discount, capital loss carryforwards and losses deferred due to wash sales and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$146
Gross unrealized depreciation	(20,186)
Net unrealized appreciation (depreciation)	$(20,040)
Tax Cost	$386,692

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$8
Capital loss carryforward	$(10,504)
Net unrealized appreciation (depreciation) on securities and other investments	$(20,040)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,434)
Long-term	(2,070)
Total capital loss carryforward	$(10,504)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$4,398	$ 8,027
Long-term Capital Gains	–	3,912
Total	$4,398	$ 11,939

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Intermediate Government Income Fund
Interest Rate Risk
Futures Contracts	$(3,597)	$(194)
Purchased Options	(62)	57
Swaps	(1)	(20)
Total Interest Rate Risk	(3,660)	(157)
Totals	$(3,660)	$(157)

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Intermediate Government Income Fund	118,535	122,068

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Intermediate Government Income Fund	.05%

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Intermediate Government Income Fund	$2	$–	$–

9. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

10. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Intermediate Government Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Intermediate Government Income Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 14, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Intermediate Government Income Fund	.45%
Actual		$1,000.00	$948.20	$2.21
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 83.17% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $3,881,930 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates 78.14% of the short-term capital gain dividends distributed in October during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $3,974,914 of the distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

SLM-ANN-1022
1.844593.117

Fidelity® Series Government Bond Index Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Fidelity® Series Government Bond Index Fund	(10.66)%	0.81%

 A From August 17, 2018

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Government Bond Index Fund on August 17, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Government Bond Index performed over the same period.

12,000
11,750
11,500
11,250
11,000
10,750
10,500
10,250
10,000
$9,800
2018
2019
2020
2021
2022

Period Ending Values
$10,330	Fidelity® Series Government Bond Index Fund
$10,340	Bloomberg U.S. Government Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course )-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Managers Brandon Bettencourt and Richard Munclinger:   For the fiscal year ending August 31, 2022, the fund returned -10.66%, about in line, net of fees, with the -10.70% return of the benchmark, the Bloomberg U.S. Government Bond Index. These results met our goal of producing monthly returns, before expenses, that closely match the benchmark return. Given the large number of securities in the index (roughly 720) and the significant cost and liquidity challenges associated with full replication of the index, we use “stratified sampling techniques” in constructing the portfolio. This approach involves defining and maintaining a subset of constituent securities that, in aggregate, mirrors the chief characteristics of the index – including maturity, duration, sector allocation, credit quality and other factors. Returns for all categories of U.S. government bonds were solidly negative for the year. Bond yields rose as the Federal Reserve aggressively tightened monetary policy with interest rate hikes. The central bank raised the federal funds rate from zero at the start of the reporting period to a range of 2.25% to 2.50% by period end. U.S. agency securities outpaced comparable-duration U.S. Treasuries and government agency mortgage-backed securities (MBS). Longer-term government securities suffered steeper declines than their shorter-term counterparts.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Coupon Distribution as of August 31, 2022

% of fund's investments
0.01 - 0.99%	40.8
1 - 1.99%	22.5
2 - 2.99%	21.9
3 - 3.99%	10.8
4 - 4.99%	0.6
5 - 5.99%	1.2
6 - 6.99%	0.3
7 - 7.99%	0.2

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of August 31, 2022
U.S. Treasury Obligations	95.5%
U.S. Government Agency Obligations	4.1%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 99.6%
	Principal Amount	Value
U.S. Government Agency Obligations - 4.1%
Fannie Mae:
0.25% 7/10/23	$1,490,000	$1,449,306
0.25% 11/27/23	3,332,000	3,202,371
0.5% 6/17/25	5,000	4,596
0.625% 4/22/25	814,000	753,710
0.875% 8/5/30	727,000	598,556
1.625% 1/7/25	15,000	14,385
1.875% 9/24/26	674,000	634,166
2% 10/5/22	5,000	4,997
2.125% 4/24/26	221,000	210,806
2.5% 2/5/24	690,000	681,084
2.625% 9/6/24	9,000	8,848
5.625% 7/15/37	163,000	197,113
6.25% 5/15/29	71,000	83,101
7.125% 1/15/30	6,000	7,430
7.25% 5/15/30	866,000	1,088,880
Federal Farm Credit Bank:
0.72% 10/27/26	500,000	443,370
1% 10/7/26	1,000,000	900,249
3% 8/3/26	1,560,000	1,532,113
Federal Home Loan Bank:
1% 12/20/24	330,000	312,363
2.375% 9/8/23	990,000	978,219
3.25% 11/16/28	1,850,000	1,841,448
3.375% 3/8/24	2,370,000	2,360,053
Freddie Mac:
0.375% 4/20/23	5,430,000	5,322,501
2.75% 6/19/23	11,000	10,927
6.25% 7/15/32	585,000	718,487
6.75% 9/15/29	185,000	221,863
6.75% 3/15/31	173,000	214,545
Tennessee Valley Authority 4.875% 1/15/48	630,000	691,389
		24,486,876
U.S. Treasury Obligations - 95.5%
U.S. Treasury Bonds:
1.125% 5/15/40	301,000	204,868
1.125% 8/15/40	1,824,000	1,230,202
1.25% 5/15/50	5,371,000	3,320,998
1.375% 11/15/40	12,447,000	8,756,659
1.375% 8/15/50	2,035,000	1,301,287
1.625% 11/15/50	8,694,000	5,948,258
1.75% 8/15/41	2,948,000	2,190,272
1.875% 2/15/41	6,716,000	5,145,348
1.875% 2/15/51	3,943,000	2,877,004
1.875% 11/15/51	5,009,000	3,647,569
2% 11/15/41	4,351,000	3,379,843
2% 2/15/50	2,973,000	2,248,796
2% 8/15/51	5,091,000	3,824,614
2.25% 5/15/41	3,180,000	2,593,191
2.25% 8/15/46	830,000	649,734
2.25% 8/15/49	3,514,000	2,814,220
2.25% 2/15/52	4,220,000	3,370,725
2.375% 2/15/42	1,830,000	1,513,467
2.375% 11/15/49	19,000	15,658
2.375% 5/15/51	7,199,000	5,926,802
2.5% 2/15/45	160,000	132,263
2.75% 8/15/42	3,058,000	2,686,501
2.75% 11/15/42	550,000	482,174
2.75% 8/15/47	5,261,000	4,571,521
2.875% 5/15/43	2,299,000	2,048,984
2.875% 8/15/45	66,000	58,356
2.875% 11/15/46	2,801,000	2,482,605
2.875% 5/15/49	1,675,000	1,523,334
3% 5/15/42	2,828,000	2,598,777
3% 11/15/44	265,000	239,639
3% 5/15/45	303,000	273,765
3% 11/15/45	732,000	662,317
3% 2/15/47	5,955,000	5,401,371
3% 5/15/47	808,000	734,144
3% 2/15/48	856,000	784,009
3% 8/15/48	519,000	478,068
3% 2/15/49	420,000	390,469
3.125% 11/15/41	1,240,000	1,167,392
3.125% 2/15/43	137,000	127,335
3.125% 8/15/44	233,000	215,461
3.125% 5/15/48	5,311,000	4,997,527
3.375% 5/15/44	1,939,000	1,870,605
3.375% 11/15/48	10,000	9,904
3.625% 8/15/43	481,000	483,330
3.625% 2/15/44	600,000	601,805
3.75% 8/15/41	275,000	283,809
3.75% 11/15/43	6,095,000	6,240,709
3.875% 8/15/40	1,136,000	1,202,429
4.25% 11/15/40	92,000	102,210
4.375% 11/15/39	523,000	594,586
4.5% 2/15/36	1,391,000	1,603,780
4.625% 2/15/40	409,000	479,089
4.75% 2/15/41	12,000	14,202
5% 5/15/37	1,801,000	2,184,205
5.25% 11/15/28	505,000	557,887
5.25% 2/15/29	3,824,000	4,246,582
5.5% 8/15/28	147,000	163,710
6.125% 8/15/29	443,000	520,785
U.S. Treasury Notes:
0.125% 10/31/22	11,000	10,954
0.125% 11/30/22	24,000	23,842
0.125% 12/31/22	11,000	10,895
0.125% 2/28/23	11,000	10,831
0.125% 5/31/23	10,000	9,762
0.125% 7/31/23	4,470,000	4,335,900
0.125% 9/15/23	2,365,000	2,284,812
0.125% 12/15/23	4,274,000	4,096,028
0.125% 1/15/24	8,513,000	8,131,910
0.125% 2/15/24	175,000	166,729
0.25% 4/15/23	22,000	21,588
0.25% 5/15/24	17,808,000	16,863,341
0.25% 6/15/24	18,735,000	17,693,590
0.25% 5/31/25	1,615,000	1,478,545
0.25% 6/30/25	3,891,000	3,555,249
0.25% 7/31/25	5,195,000	4,731,509
0.25% 8/31/25	7,120,000	6,465,016
0.25% 9/30/25	448,000	405,965
0.25% 10/31/25	2,642,000	2,387,088
0.375% 7/15/24	11,356,000	10,726,097
0.375% 8/15/24	18,160,000	17,105,159
0.375% 9/15/24	8,936,000	8,394,255
0.375% 4/30/25	7,678,000	7,073,058
0.375% 11/30/25	1,170,000	1,058,484
0.375% 12/31/25	10,554,000	9,526,222
0.375% 1/31/26	5,750,000	5,176,123
0.375% 7/31/27	16,032,000	13,900,871
0.375% 9/30/27	1,530,000	1,318,788
0.5% 3/15/23	95,000	93,631
0.5% 3/31/25	3,222,000	2,986,265
0.5% 2/28/26	8,512,000	7,680,085
0.5% 4/30/27	3,017,000	2,645,885
0.5% 5/31/27	3,605,000	3,155,079
0.5% 6/30/27	2,645,000	2,309,932
0.5% 8/31/27	3,933,000	3,421,249
0.5% 10/31/27	5,860,000	5,073,249
0.625% 7/31/26	3,440,000	3,086,594
0.625% 3/31/27	4,626,000	4,090,938
0.625% 11/30/27	4,558,000	3,962,611
0.625% 12/31/27	2,957,000	2,564,389
0.625% 5/15/30	1,227,000	1,011,412
0.625% 8/15/30	7,308,000	5,995,129
0.75% 3/31/26	9,444,000	8,581,128
0.75% 4/30/26	7,936,000	7,198,510
0.75% 5/31/26	640,000	579,325
0.75% 8/31/26	6,342,000	5,708,295
0.75% 1/31/28	2,797,000	2,437,651
0.875% 6/30/26	5,006,000	4,545,292
0.875% 9/30/26	5,616,000	5,073,486
0.875% 11/15/30	3,309,000	2,765,988
1% 7/31/28	310,000	270,996
1.125% 2/28/25	8,407,000	7,936,405
1.125% 2/28/27	478,000	433,617
1.125% 8/31/28	1,748,000	1,537,352
1.125% 2/15/31	7,389,000	6,282,670
1.25% 7/31/23	4,964,000	4,865,302
1.25% 8/31/24	953,000	912,684
1.25% 3/31/28	520,000	464,141
1.25% 4/30/28	573,000	510,753
1.25% 6/30/28	5,360,000	4,762,863
1.25% 9/30/28	920,000	813,733
1.25% 8/15/31	3,684,000	3,135,573
1.375% 2/15/23	7,000	6,941
1.375% 1/31/25	66,000	62,795
1.375% 8/31/26	3,658,000	3,379,078
1.375% 10/31/28	2,290,000	2,038,637
1.375% 12/31/28	4,460,000	3,966,961
1.375% 11/15/31	10,833,000	9,279,565
1.5% 1/15/23	16,000	15,907
1.5% 9/30/24	1,066,000	1,024,276
1.5% 10/31/24	641,000	614,959
1.5% 11/30/24	4,023,000	3,852,337
1.5% 8/15/26	192,000	178,230
1.5% 1/31/27	4,376,000	4,037,886
1.5% 11/30/28	10,436,000	9,350,411
1.5% 2/15/30	8,802,000	7,807,649
1.625% 12/15/22	16,000	15,946
1.625% 2/15/26	10,000	9,393
1.625% 5/15/26	222,000	207,943
1.625% 9/30/26	199,000	185,630
1.625% 10/31/26	3,500,000	3,257,734
1.625% 8/15/29	908,000	816,987
1.625% 5/15/31	6,273,000	5,541,558
1.75% 1/31/23	11,000	10,935
1.75% 6/30/24	1,098,000	1,064,631
1.75% 7/31/24	720,000	697,359
1.75% 12/31/24	1,000	962
1.75% 12/31/26	2,030,000	1,897,178
1.75% 11/15/29	2,449,000	2,223,137
1.875% 7/31/26	105,000	99,057
1.875% 2/15/32	5,020,000	4,483,880
2% 5/31/24	928,000	905,054
2% 2/15/25	56,000	54,058
2% 8/15/25	422,000	404,345
2% 11/15/26	2,382,000	2,248,943
2.125% 12/31/22	69,000	68,787
2.125% 3/31/24	2,417,000	2,367,244
2.125% 5/15/25	734,000	708,052
2.25% 4/30/24	2,642,000	2,590,089
2.25% 11/15/24	196,000	190,970
2.25% 12/31/24	894,000	869,380
2.25% 2/15/27	1,829,000	1,741,622
2.25% 8/15/27	1,597,000	1,516,526
2.25% 11/15/27	1,113,000	1,054,394
2.375% 1/31/23	92,000	91,702
2.375% 2/29/24	6,467,000	6,362,922
2.375% 8/15/24	200,000	195,891
2.375% 4/30/26	626,000	603,405
2.375% 5/15/27	2,224,000	2,126,613
2.375% 3/31/29	3,930,000	3,705,714
2.375% 5/15/29	3,505,000	3,305,242
2.5% 3/31/23	67,000	66,712
2.5% 1/31/24	7,562,000	7,458,613
2.5% 5/15/24	200,000	196,805
2.5% 2/28/26	1,670,000	1,616,638
2.625% 2/28/23	2,000	1,994
2.625% 6/30/23	3,308,000	3,289,005
2.625% 3/31/25	1,463,000	1,432,083
2.625% 12/31/25	5,827,000	5,672,220
2.625% 1/31/26	998,000	970,711
2.625% 5/31/27	1,000,000	968,516
2.625% 2/15/29	2,771,000	2,657,562
2.75% 5/31/23	237,000	235,991
2.75% 7/31/23	425,000	422,560
2.75% 8/31/23	23,000	22,830
2.75% 11/15/23	202,000	200,272
2.75% 2/15/24	207,000	204,857
2.75% 2/28/25	971,000	953,742
2.75% 6/30/25	1,403,000	1,375,324
2.75% 8/31/25	17,000	16,641
2.75% 7/31/27	830,000	807,759
2.75% 2/15/28	1,089,000	1,054,969
2.75% 5/31/29	880,000	849,131
2.75% 8/15/32	1,970,000	1,900,434
2.875% 9/30/23 (a)	2,531,000	2,515,379
2.875% 10/31/23	36,000	35,764
2.875% 11/30/23	870,000	863,713
2.875% 4/30/25	47,000	46,245
2.875% 5/31/25	104,000	102,290
2.875% 7/31/25	3,667,000	3,604,976
2.875% 11/30/25	629,000	617,280
2.875% 5/15/28	312,000	303,956
2.875% 8/15/28	11,872,000	11,557,114
2.875% 4/30/29	100,000	97,242
2.875% 5/15/32	5,770,000	5,623,947
3% 6/30/24	3,430,000	3,400,255
3% 7/31/24 (a)	4,110,000	4,074,038
3% 9/30/25	2,655,000	2,617,146
3% 10/31/25	3,689,000	3,635,250
3.125% 8/31/27	1,610,000	1,595,661
3.125% 11/15/28	7,048,000	6,958,523
3.125% 8/31/29	2,150,000	2,128,836
3.25% 6/30/27	2,060,000	2,050,183
3.25% 6/30/29	3,680,000	3,665,050
		563,137,109
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $647,912,758)		587,623,985
	Shares	Value

Money Market Funds - 1.7%
Fidelity Cash Central Fund 2.33% (b)	6,006,192	$6,007,393
Fidelity Securities Lending Cash Central Fund 2.34% (b)(c)	4,008,274	4,008,675
TOTAL MONEY MARKET FUNDS
(Cost $10,016,068)		10,016,068
TOTAL INVESTMENT IN SECURITIES - 101.3%
(Cost $657,928,826)		597,640,053
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(7,897,770)
NET ASSETS - 100%		$589,742,283

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$1,571,790	$75,283,202	$70,847,599	$13,188	$--	$--	$6,007,393	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	17,396,089	118,014,616	131,402,030	13,258	--	--	4,008,675	0.0%
Total	$18,967,879	$193,297,818	$202,249,629	$26,446	$--	$--	$10,016,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$587,623,985	$--	$587,623,985	$--
Money Market Funds	10,016,068	10,016,068	--	--
Total Investments in Securities:	$597,640,053	$10,016,068	$587,623,985	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $3,898,922) — See accompanying schedule: Unaffiliated issuers (cost $647,912,758)	$587,623,985
Fidelity Central Funds (cost $10,016,068)	10,016,068
Total Investment in Securities (cost $657,928,826)		$597,640,053
Receivable for investments sold		7,657,037
Receivable for fund shares sold		6,140,231
Interest receivable		1,766,403
Distributions receivable from Fidelity Central Funds		9,546
Total assets		613,213,270
Liabilities
Payable for investments purchased	$19,453,719
Payable for fund shares redeemed	6,575
Other payables and accrued expenses	2,018
Collateral on securities loaned	4,008,675
Total liabilities		23,470,987
Net Assets		$589,742,283
Net Assets consist of:
Paid in capital		$660,513,999
Total accumulated earnings (loss)		(70,771,716)
Net Assets		$589,742,283
Net Asset Value, offering price and redemption price per share ($589,742,283 ÷ 62,330,226 shares)		$9.46

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Interest		$7,863,537
Income from Fidelity Central Funds (including $13,258 from security lending)		26,446
Total income		7,889,983
Expenses
Custodian fees and expenses	$7,802
Independent trustees' fees and expenses	1,911
Total expenses		9,713
Net investment income (loss)		7,880,270
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,304,626)
Total net realized gain (loss)		(10,304,626)
Change in net unrealized appreciation (depreciation) on investment securities		(65,485,298)
Net gain (loss)		(75,789,924)
Net increase (decrease) in net assets resulting from operations		$(67,909,654)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,880,270	$4,425,295
Net realized gain (loss)	(10,304,626)	107,692
Change in net unrealized appreciation (depreciation)	(65,485,298)	(7,609,920)
Net increase (decrease) in net assets resulting from operations	(67,909,654)	(3,076,933)
Distributions to shareholders	(7,879,915)	(8,083,256)
Share transactions
Proceeds from sales of shares	248,759,640	388,572,452
Reinvestment of distributions	7,879,915	8,082,881
Cost of shares redeemed	(162,041,844)	(55,075,458)
Net increase (decrease) in net assets resulting from share transactions	94,597,711	341,579,875
Total increase (decrease) in net assets	18,808,142	330,419,686
Net Assets
Beginning of period	570,934,141	240,514,455
End of period	$589,742,283	$570,934,141
Other Information
Shares
Sold	24,630,281	36,179,552
Issued in reinvestment of distributions	788,190	744,403
Redeemed	(16,309,869)	(5,112,343)
Net increase (decrease)	9,108,602	31,811,612

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Series Government Bond Index Fund

Years ended August 31,	2022	2021	2020	2019	2018 A
Selected Per–Share Data
Net asset value, beginning of period	$10.73	$11.23	$10.76	$10.00	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.133	.118	.197	.239	.010
Net realized and unrealized gain (loss)	(1.270)	(.323)	.504	.782	–D
Total from investment operations	(1.137)	(.205)	.701	1.021	.010
Distributions from net investment income	(.133)	(.125)	(.200)	(.261)	(.010)
Distributions from net realized gain	–	(.170)	(.031)	–	–
Total distributions	(.133)	(.295)	(.231)	(.261)	(.010)
Net asset value, end of period	$9.46	$10.73	$11.23	$10.76	$10.00
Total ReturnE,F	(10.66)%	(1.85)%	6.60%	10.40%	.10%
Ratios to Average Net AssetsC,G,H
Expenses before reductionsI	-%	-%	-%	-%	- %J
Expenses net of fee waivers, if anyI	-%	-%	-%	-%	- %J
Expenses net of all reductionsI	-%	-%	-%	-%	- %J
Net investment income (loss)	1.32%	1.11%	1.80%	2.37%	2.54%J
Supplemental Data
Net assets, end of period (000 omitted)	$589,742	$570,934	$240,514	$138,041	$1,491
Portfolio turnover rateK	41%	23%	37%	59%	4%L

 A For the period August 17, 2018 (commencement of operations) through August 31, 2018.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D Amount represents less than $.0005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Amount represents less than .005%.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Series Government Bond Index Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered only to certain other Fidelity funds, Fidelity managed 529 plans, and Fidelity managed collective investment trusts. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$10,589
Gross unrealized depreciation	(60,463,836)
Net unrealized appreciation (depreciation)	$(60,453,247)
Tax Cost	$658,093,300

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(10,287,636)
Net unrealized appreciation (depreciation) on securities and other investments	$(60,453,247)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(4,445,930)
Long-term	(5,841,706)
Total capital loss carryforward	$(10,287,636)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$7,879,915	$ 6,753,499
Long-term Capital Gains	–	1,329,757
Total	$7,879,915	$ 8,083,256

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser or an affiliate pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

5. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Series Government Bond Index Fund	$1,410	$–	$–

7. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

8. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Series Government Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Series Government Bond Index Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2022 and for the period August 17, 2018 (commencement of operations) through August 31, 2018 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the four years in the period ended August 31, 2022 and for the period August 17, 2018 (commencement of operations) through August 31, 2018 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 12, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Series Government Bond Index Fund	- %-C
Actual		$1,000.00	$924.70	$--D
Hypothetical-E		$1,000.00	$1,025.21	$--D

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 97.79% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $4,997,429 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

XGB-ANN-1022
1.9891225.104

Fidelity® Environmental Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Life of fundA
Class A (incl. 4.00% sales charge)	(16.28)%	(12.86)%
Class M (incl. 4.00% sales charge)	(16.27)%	(12.85)%
Class C (incl. contingent deferred sales charge)	(14.28)%	(10.56)%
Fidelity® Environmental Bond Fund	(12.60)%	(9.67)%
Class I	(12.58)%	(9.65)%
Class Z	(12.52)%	(9.59)%

 A From June 15, 2021

 Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Environmental Bond Fund, a class of the fund, on June 15, 2021, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

10,500
10,250
10,000
9,750
9,500
9,250
9,000
$8,800
2021
2022

Period Ending Values
$8,841	Fidelity® Environmental Bond Fund
$8,960	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co-Portfolio Manager John Houston:  For the fiscal year ending August 31, 2022, the fund’s share classes (excluding sales charges, if applicable) posted returns in the range of -13% to -12.5%, net of fees, lagging the -11.85% result of the supplemental index, the Bloomberg MSCI Global Green Bond USD Index, as well as the -11.52% result of the primary benchmark, the Bloomberg U.S. Aggregate Bond Index. In managing the fund the past 12 months, the portfolio management team attempted to exploit market inefficiencies and identify attractively valued environmental securities, in accordance with its longer-term strategy. Versus the supplemental index, security selection among financials detracted. Specifically, certain European property and banking holdings, including Allied Irish Bank (AIB), the Bank of Ireland and Dutch property company CTP, hurt the relative result, as they underperformed in the wake of Russia’s invasion of Ukraine. Underweighting utilities, one of the best-performing industry sectors this period that compromises roughly 20% of the supplemental index, also hampered relative performance. Underweighting index component Berkshire Hathaway Energy, the company’s utility subsidiary, was the biggest individual relative detractor. Conversely, yield-curve positioning contributed, specifically timely underweighting certain shorter-term bonds that were disproportionately hurt by the U.S. Federal Reserve’s actions to push short-term policy interest rates higher. The team also added value by overweighting U.S. Treasuries, which outpaced riskier segments of the bond market. Underweighting Chinese property developers and bonds from Chile also boosted the relative result. Our purchases of “green” mortgage-backed securities issued by U.S. government agencies notably contributed as well.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	45.6%
AAA	0.1%
AA	3.2%
A	12.0%
BBB	20.3%
BB and Below	6.8%
Not Rated	3.3%
Short-Term Investments and Net Other Assets	8.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	39.1%
U.S. Government and U.S. Government Agency Obligations	45.6%
Asset-Backed Securities	2.3%
Other Investments	4.3%
Short-Term Investments and Net Other Assets (Liabilities)	8.7%

 * Foreign investments - 22.1%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	77.9%
Netherlands	5.8%
Germany	3.9%
Canada	2.4%
United Kingdom	2.0%
France	1.5%
Luxembourg	1.4%
Spain	1.2%
Ireland	1.1%
Other	2.8%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 39.1%
		Principal Amount(a)	Value
COMMUNICATION SERVICES - 1.9%
Diversified Telecommunication Services - 1.9%
NTT Finance Corp. 4.372% 7/27/27 (b)		$100,000	$100,265
TELUS Corp. 3.4% 5/13/32		200,000	177,353
Verizon Communications, Inc. 3.875% 2/8/29		300,000	288,742
			566,360
CONSUMER DISCRETIONARY - 4.8%
Auto Components - 1.0%
Valeo SA 1% 8/3/28 (Reg. S)	EUR	200,000	157,852
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	200,000	159,959
			317,811
Automobiles - 3.2%
Ford Motor Co.:
3.25% 2/12/32		500,000	391,460
6.1% 8/19/32		200,000	194,752
General Motors Co.:
5.4% 10/15/29		200,000	195,128
5.6% 10/15/32		200,000	191,463
			972,803
Household Durables - 0.3%
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	100,000	81,281
Textiles, Apparel & Luxury Goods - 0.3%
AXA Logistics Europe Master SCA 0.375% 11/15/26 (Reg. S)	EUR	100,000	87,671

TOTAL CONSUMER DISCRETIONARY			1,459,566

CONSUMER STAPLES - 2.9%
Beverages - 0.3%
PepsiCo, Inc. 3.9% 7/18/32		100,000	97,995
Food & Staples Retailing - 0.8%
Walmart, Inc. 1.8% 9/22/31		300,000	252,237
Food Products - 1.8%
General Mills, Inc. 2.25% 10/14/31		650,000	537,971

TOTAL CONSUMER STAPLES			888,203

FINANCIALS - 13.2%
Banks - 6.1%
ABN AMRO Bank NV 2.47% 12/13/29 (b)(c)		200,000	167,178
AIB Group PLC 2.875% 5/30/31 (Reg. S) (c)	EUR	225,000	206,777
Bank of Ireland Group PLC 0.375% 5/10/27 (Reg. S) (c)	EUR	155,000	135,753
Bank of Nova Scotia 0.65% 7/31/24		250,000	234,136
BNP Paribas SA 0.5% 5/30/28 (Reg. S)(c)	EUR	100,000	86,086
BPCE SA 0.5% 1/14/28 (Reg. S) (c)	EUR	100,000	87,534
CaixaBank SA 1.25% 6/18/31 (Reg. S) (c)	EUR	100,000	86,332
Canadian Imperial Bank of Commerce 0.95% 10/23/25		325,000	293,585
Fifth Third Bancorp 1.707% 11/1/27 (c)		200,000	179,234
ING Groep NV:
0.875% 6/9/32 (Reg. S) (c)	EUR	100,000	84,379
2.125% 5/23/26 (Reg. S) (c)	EUR	100,000	97,416
NatWest Group PLC 2.057% 11/9/28 (Reg. S) (c)	GBP	100,000	98,278
Wells Fargo & Co. 4.54% 8/15/26 (c)		100,000	99,322
			1,856,010
Capital Markets - 1.5%
Deutsche Bank AG 3.25% 5/24/28 (Reg. S) (c)	EUR	100,000	93,660
S&P Global, Inc. 2.7% 3/1/29 (b)		400,000	363,971
			457,631
Diversified Financial Services - 2.5%
Acciona Energia Financiacion Filiales SA 0.375% 10/7/27 (Reg. S)	EUR	100,000	87,161
ACEF Holding SCA 1.25% 4/26/30 (Reg. S)	EUR	100,000	78,288
CBRE Global Investors Pan European Core Fund 0.9% 10/12/29 (Reg. S)	EUR	100,000	80,728
Hitachi Finance (UK) PLC 0% 10/29/24 (Reg. S)	EUR	100,000	92,904
Rexford Industrial Realty LP 2.15% 9/1/31		314,000	250,459
VMED O2 UK Financing I PLC 4.75% 7/15/31 (b)		200,000	164,625
			754,165
Insurance - 3.1%
Metropolitan Life Global Funding I 0.95% 7/2/25 (b)		250,000	228,198
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen 5.875% 5/23/42 (b)(c)		200,000	206,000
Pacific Life Global Funding II 1.375% 4/14/26 (b)		250,000	224,966
Prudential Financial, Inc. 1.5% 3/10/26		325,000	297,580
			956,744

TOTAL FINANCIALS			4,024,550

HEALTH CARE - 1.0%
Health Care Providers & Services - 0.1%
Kaiser Foundation Hospitals 3.15% 5/1/27		50,000	48,246
Pharmaceuticals - 0.9%
Merck & Co., Inc. 1.9% 12/10/28		300,000	264,669

TOTAL HEALTH CARE			312,915

INDUSTRIALS - 0.3%
Transportation Infrastructure - 0.3%
Holding d'Infrastructures et des Metiers de l'Environnement 0.125% 9/16/25 (Reg. S)	EUR	100,000	89,420
INFORMATION TECHNOLOGY - 4.0%
Semiconductors & Semiconductor Equipment - 3.2%
Analog Devices, Inc. 1.7% 10/1/28		500,000	437,572
ASML Holding NV 2.25% 5/17/32 (Reg. S)	EUR	100,000	95,647
Micron Technology, Inc. 2.703% 4/15/32		200,000	155,452
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.5% 5/11/31		100,000	80,325
5% 1/15/33		200,000	192,397
			961,393
Software - 0.8%
Autodesk, Inc. 2.4% 12/15/31		300,000	248,184

TOTAL INFORMATION TECHNOLOGY			1,209,577

MATERIALS - 0.3%
Chemicals - 0.3%
Evonik Industries AG 1.375% 9/2/81 (Reg. S) (c)	EUR	100,000	78,386
REAL ESTATE - 3.3%
Equity Real Estate Investment Trusts (REITs) - 1.8%
UDR, Inc. 1.9% 3/15/33		375,000	280,289
WP Carey, Inc. 2.45% 2/1/32		350,000	278,678
			558,967
Real Estate Management & Development - 1.5%
Blackstone Property Partners Europe LP 1.625% 4/20/30 (Reg. S)	EUR	100,000	77,670
CTP BV 0.5% 6/21/25 (Reg. S)	EUR	200,000	176,517
Lend Lease Finance Ltd. 3.4% 10/27/27 (Reg. S)	AUD	50,000	30,735
NE Property BV 2% 1/20/30 (Reg. S)	EUR	100,000	73,487
P3 Group SARL 0.875% 1/26/26 (Reg. S)	EUR	100,000	86,941
			445,350

TOTAL REAL ESTATE			1,004,317

UTILITIES - 7.4%
Electric Utilities - 5.3%
Clearway Energy Operating LLC 3.75% 1/15/32 (b)		100,000	83,154
EnBW Energie Baden-Wuerttemberg AG 1.875% 6/29/80 (Reg. S) (c)	EUR	200,000	173,605
ENEL Finance International NV 1.375% 7/12/26 (b)		600,000	522,705
Energias de Portugal SA 1.7% 7/20/80 (Reg. S) (c)	EUR	200,000	180,137
Northern States Power Co. 2.25% 4/1/31		300,000	259,865
Public Service Co. of Colorado:
2.7% 1/15/51		100,000	70,881
3.7% 6/15/28		325,000	315,147
			1,605,494
Independent Power and Renewable Electricity Producers - 1.7%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)		200,000	179,000
RWE AG 2.125% 5/24/26 (Reg. S)	EUR	100,000	97,031
The AES Corp. 2.45% 1/15/31		200,000	164,797
Vestas Wind Systems Finance BV 1.5% 6/15/29 (Reg. S)	EUR	100,000	91,054
			531,882
Multi-Utilities - 0.4%
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		125,000	117,355

TOTAL UTILITIES			2,254,731

TOTAL NONCONVERTIBLE BONDS
(Cost $13,701,879)			11,888,025

U.S. Government and Government Agency Obligations - 36.9%
U.S. Government Agency Obligations - 0.6%
Tennessee Valley Authority 1.5% 9/15/31		200,000	167,456
U.S. Treasury Obligations - 36.3%
U.S. Treasury Bills, yield at date of purchase 2.2% 9/27/22		1,000,000	998,359
U.S. Treasury Bonds:
1.875% 11/15/51		$750,000	$546,152
2% 11/15/41 (d)		2,970,000	2,307,087
2.25% 2/15/52		170,000	135,788
2.875% 5/15/52		1,780,000	1,640,381
3% 8/15/52		150,000	142,195
U.S. Treasury Notes:
0.25% 6/15/24 (d)		150,000	141,662
2.75% 8/15/32		183,000	176,538
2.875% 5/15/32		350,000	341,141
3% 7/15/25		1,625,000	1,603,291
3.125% 8/31/27		250,000	247,773
3.25% 6/30/27		2,770,000	2,756,798

TOTAL U.S. TREASURY OBLIGATIONS			11,037,165

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $12,098,664)			11,204,621

U.S. Government Agency - Mortgage Securities - 10.9%
Fannie Mae - 4.3%
2% 6/1/36 to 11/1/41		404,350	364,042
3% 1/1/52		1,000,001	927,159

TOTAL FANNIE MAE			1,291,201

Freddie Mac - 6.6%
2% 4/1/51 to 1/1/52		566,816	488,769
2.5% 2/1/52 to 3/1/52		1,377,921	1,233,030
1.5% 12/1/31		321,288	296,530

TOTAL FREDDIE MAC			2,018,329

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $3,526,168)			3,309,530

Asset-Backed Securities - 2.3%
GoodLeap Sustainable Home Solutions Trust Series 2021-5CS Class A, 2.31% 10/20/48 (b)		$355,405	$305,078
Sunnova Helios Viii Issuer LLC Series 2022-A Class A, 2.79% 2/22/49 (b)		239,358	218,803
Sunrun Callisto Issuer, LLC Series 2021-2A Class A, 2.27% 1/30/57 (b)		192,921	162,359
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)		31,106	30,779
TOTAL ASSET-BACKED SECURITIES
(Cost $815,577)			717,019

Commercial Mortgage Securities - 1.1%
Freddie Mac sequential payer:
Series 2020-KG03 Class A2, 1.297% 6/25/30		160,000	133,816
Series 2022-KG07 Class A2, 3.123% 8/25/32		200,000	188,694
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $352,215)			322,510

Foreign Government and Government Agency Obligations - 1.2%
German Federal Republic 0% 8/15/31 (Cost $375,375)(d)	EUR	401,000	354,140

Preferred Securities - 3.1%
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.6%
Telefonica Europe BV 2.502% (Reg. S) (c)(e)	EUR	200,000	169,111
FINANCIALS - 0.6%
Banks - 0.6%
Banco Bilbao Vizcaya Argentaria SA 6% (Reg. S) (c)(e)	EUR	200,000	190,018
REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
Citycon Oyj 4.496% (Reg. S) (c)(e)	EUR	100,000	76,824
UTILITIES - 1.6%
Electric Utilities - 1.6%
Iberdrola International BV 3.25% (Reg. S) (c)(e)	EUR	200,000	197,364
ORSTED A/S 2.25% (Reg. S) (c)(e)	EUR	100,000	98,816
TenneT Holding BV 2.995% (Reg. S) (c)(e)	EUR	125,000	123,417
Terna - Rete Elettrica Nazionale 2.375% (Reg. S) (c)(e)	EUR	100,000	80,097
			499,694
TOTAL PREFERRED SECURITIES
(Cost $1,279,025)			935,647
		Shares	Value

Money Market Funds - 5.9%
Fidelity Cash Central Fund 2.33% (f)
(Cost $1,783,992)		1,783,635	1,783,992
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $33,932,895)			30,515,484
NET OTHER ASSETS (LIABILITIES) - (0.5)%			(138,002)
NET ASSETS - 100%			$30,377,482

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	17	Sept. 2022	$2,102,717	$36,343	$36,343
Eurex Euro-Bund Contracts (Germany)	3	Sept. 2022	446,107	12,487	12,487
Eurex Euro-Schatz Contracts (Germany)	15	Sept. 2022	1,637,214	(6,307)	(6,307)
TOTAL FUTURES CONTRACTS					$42,523

The notional amount of futures sold as a percentage of Net Assets is 13.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $6,672,406.

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	53,000	USD	53,290	JPMorgan Chase Bank, N.A.	9/2/22	$(28)
EUR	6,000	USD	6,142	BNP Paribas S.A.	9/15/22	(107)
EUR	4,000	USD	4,073	BNP Paribas S.A.	9/15/22	(50)
EUR	28,000	USD	28,050	BNP Paribas S.A.	9/15/22	114
EUR	23,000	USD	22,970	Canadian Imperial Bk. of Comm.	9/15/22	164
EUR	10,000	USD	10,055	Goldman Sachs Bank USA	9/15/22	3
EUR	3,000	USD	3,045	JPMorgan Chase Bank, N.A.	9/15/22	(28)
EUR	29,000	USD	28,947	JPMorgan Chase Bank, N.A.	9/15/22	222
EUR	13,000	USD	12,950	JPMorgan Chase Bank, N.A.	9/15/22	126
EUR	27,000	USD	27,392	State Street Bank and Trust Co	9/15/22	(234)
GBP	3,000	USD	3,543	Brown Brothers Harriman & Co	9/15/22	(57)
GBP	2,000	USD	2,401	Citibank, N. A.	9/15/22	(77)
GBP	2,000	USD	2,410	Goldman Sachs Bank USA	9/15/22	(86)
GBP	3,000	USD	3,553	JPMorgan Chase Bank, N.A.	9/15/22	(67)
USD	32,594	AUD	47,000	BNP Paribas S.A.	9/15/22	427
USD	4,335,337	EUR	4,237,000	BNP Paribas S.A.	9/15/22	73,609
USD	3,111	EUR	3,000	BNP Paribas S.A.	9/15/22	93
USD	11,086	EUR	11,000	Bank of America, N.A.	9/15/22	22
USD	8,197	EUR	8,000	Citibank, N. A.	9/15/22	150
USD	37,234	EUR	37,000	JPMorgan Chase Bank, N.A.	9/15/22	18
USD	16,331	EUR	16,000	State Street Bank and Trust Co	9/15/22	237
USD	227,495	GBP	186,000	Goldman Sachs Bank USA	9/15/22	11,364
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$85,815
					Unrealized Appreciation	86,549
					Unrealized Depreciation	(734)

For the period, the average contract value for forward foreign currency contracts was $14,011,205. Contract value represents contract amount in United States dollars plus or minus unrealized appreciation or depreciation, respectively

Currency Abbreviations

EUR – European Monetary Unit

GBP – British pound sterling

AUD – Australian dollar

USD – United States dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,957,081 or 9.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $112,735.

 (e) Security is perpetual in nature with no stated maturity date.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$1,205,498	$149,805,449	$149,226,955	$19,166	$--	$--	$1,783,992	0.0%
Total	$1,205,498	$149,805,449	$149,226,955	$19,166	$--	$--	$1,783,992

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$11,888,025	$--	$11,888,025	$--
U.S. Government and Government Agency Obligations	11,204,621	--	11,204,621	--
U.S. Government Agency - Mortgage Securities	3,309,530	--	3,309,530	--
Asset-Backed Securities	717,019	--	717,019	--
Commercial Mortgage Securities	322,510	--	322,510	--
Foreign Government and Government Agency Obligations	354,140	--	354,140	--
Preferred Securities	935,647	--	935,647	--
Money Market Funds	1,783,992	1,783,992	--	--
Total Investments in Securities:	$30,515,484	$1,783,992	$28,731,492	$--
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$86,549	$--	$86,549	$--
Futures Contracts	48,830	48,830	--	--
Total Assets	$135,379	$48,830	$86,549	$--
Liabilities
Forward Foreign Currency Contracts	$(734)	$--	$(734)	$--
Futures Contracts	(6,307)	(6,307)	--	--
Total Liabilities	$(7,041)	$(6,307)	$(734)	$--
Total Derivative Instruments:	$128,338	$42,523	$85,815	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Foreign Exchange Risk
Forward Foreign Currency Contracts(a)	$86,549	$(734)
Total Foreign Exchange Risk	86,549	(734)
Interest Rate Risk
Futures Contracts(b)	48,830	(6,307)
Total Interest Rate Risk	48,830	(6,307)
Total Value of Derivatives	$135,379	$(7,041)

 (a) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $32,148,903)	$28,731,492
Fidelity Central Funds (cost $1,783,992)	1,783,992
Total Investment in Securities (cost $33,932,895)		$30,515,484
Cash		49,853
Foreign currency held at value (cost $43,577)		42,816
Unrealized appreciation on forward foreign currency contracts		86,549
Receivable for fund shares sold		4,878
Dividends receivable		15
Interest receivable		152,596
Distributions receivable from Fidelity Central Funds		2,976
Receivable for daily variation margin on futures contracts		6,908
Receivable from investment adviser for expense reductions		447
Total assets		30,862,522
Liabilities
Payable for investments purchased	$442,137
Unrealized depreciation on forward foreign currency contracts	734
Payable for fund shares redeemed	2,383
Distributions payable	28,020
Accrued management fee	8,900
Distribution and service plan fees payable	944
Other affiliated payables	1,922
Total liabilities		485,040
Net Assets		$30,377,482
Net Assets consist of:
Paid in capital		$41,685,764
Total accumulated earnings (loss)		(11,308,282)
Net Assets		$30,377,482
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($777,714 ÷ 89,288 shares)(a)		$8.71
Maximum offering price per share (100/96.00 of $8.71)		$9.07
Class M:
Net Asset Value and redemption price per share ($736,121 ÷ 84,514 shares)(a)		$8.71
Maximum offering price per share (100/96.00 of $8.71)		$9.07
Class C:
Net Asset Value and offering price per share ($740,586 ÷ 85,107 shares)(a)		$8.70
Fidelity Environmental Bond Fund:
Net Asset Value, offering price and redemption price per share ($10,795,909 ÷ 1,239,461 shares)		$8.71
Class I:
Net Asset Value, offering price and redemption price per share ($996,442 ÷ 114,495 shares)		$8.70
Class Z:
Net Asset Value, offering price and redemption price per share ($16,330,710 ÷ 1,874,975 shares)		$8.71

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$74,593
Interest		1,080,613
Income from Fidelity Central Funds		19,166
Total income		1,174,372
Expenses
Management fee	$237,156
Transfer agent fees	71,651
Distribution and service plan fees	11,746
Independent trustees' fees and expenses	191
Total expenses before reductions	320,744
Expense reductions	(15,833)
Total expenses after reductions		304,911
Net investment income (loss)		869,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(10,315,653)
Forward foreign currency contracts	1,705,367
Foreign currency transactions	(62,921)
Futures contracts	603,807
Total net realized gain (loss)		(8,069,400)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(3,441,272)
Forward foreign currency contracts	75,103
Assets and liabilities in foreign currencies	(1,957)
Futures contracts	41,162
Total change in net unrealized appreciation (depreciation)		(3,326,964)
Net gain (loss)		(11,396,364)
Net increase (decrease) in net assets resulting from operations		$(10,526,903)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	For the period June 15, 2021 (commencement of operations) through August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$869,461	$12,997
Net realized gain (loss)	(8,069,400)	58,686
Change in net unrealized appreciation (depreciation)	(3,326,964)	35,810
Net increase (decrease) in net assets resulting from operations	(10,526,903)	107,493
Distributions to shareholders	(874,786)	(14,086)
Share transactions - net increase (decrease)	30,072,001	11,613,763
Total increase (decrease) in net assets	18,670,312	11,707,170
Net Assets
Beginning of period	11,707,170	–
End of period	$30,377,482	$11,707,170

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Environmental Bond Fund Class A

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.101	.010
Net realized and unrealized gain (loss)	(1.386)	.101
Total from investment operations	(1.285)	.111
Distributions from net investment income	(.100)D	(.011)
Distributions from net realized gain	(.005)D	–
Total distributions	(.105)	(.011)
Net asset value, end of period	$8.71	$10.10
Total ReturnE,F,G	(12.79)%	1.11%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.67%	.65%J
Expenses net of fee waivers, if any	.67%	.65%J
Expenses net of all reductions	.67%	.65%J
Net investment income (loss)	1.07%	.50%J
Supplemental Data
Net assets, end of period (000 omitted)	$778	$809
Portfolio turnover rateK	198%	12%L

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class M

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.101	.010
Net realized and unrealized gain (loss)	(1.386)	.101
Total from investment operations	(1.285)	.111
Distributions from net investment income	(.100)D	(.011)
Distributions from net realized gain	(.005)D	–
Total distributions	(.105)	(.011)
Net asset value, end of period	$8.71	$10.10
Total ReturnE,F,G	(12.78)%	1.11%
Ratios to Average Net AssetsC,H,I
Expenses before reductions	.67%	.65%J
Expenses net of fee waivers, if any	.67%	.65%J
Expenses net of all reductions	.66%	.65%J
Net investment income (loss)	1.07%	.50%J
Supplemental Data
Net assets, end of period (000 omitted)	$736	$809
Portfolio turnover rateK	198%	12%L

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 J Annualized

 K Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 L Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class C

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.09	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.030	(.005)
Net realized and unrealized gain (loss)	(1.382)	.095
Total from investment operations	(1.352)	.090
Distributions from net investment income	(.033)D	–E
Distributions from net realized gain	(.005)D	–
Total distributions	(.038)	–E
Net asset value, end of period	$8.70	$10.09
Total ReturnF,G,H	(13.42)%	.90%
Ratios to Average Net AssetsC,I,J
Expenses before reductions	1.42%	1.39%K
Expenses net of fee waivers, if any	1.42%	1.39%K
Expenses net of all reductions	1.42%	1.39%K
Net investment income (loss)	.32%	(.25)%K
Supplemental Data
Net assets, end of period (000 omitted)	$741	$808
Portfolio turnover rateL	198%	12%M

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.0005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Total returns do not include the effect of the contingent deferred sales charge.

 I Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 K Annualized

 L Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 M Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.120	.015
Net realized and unrealized gain (loss)	(1.385)	.101
Total from investment operations	(1.265)	.116
Distributions from net investment income	(.120)D	(.016)
Distributions from net realized gain	(.005)D	–
Total distributions	(.125)	(.016)
Net asset value, end of period	$8.71	$10.10
Total ReturnE,F	(12.60)%	1.16%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.45%	.45%I
Expenses net of fee waivers, if any	.45%	.45%I
Expenses net of all reductions	.45%	.45%I
Net investment income (loss)	1.29%	.70%I
Supplemental Data
Net assets, end of period (000 omitted)	$10,796	$7,663
Portfolio turnover rateJ	198%	12%K

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class I

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.109	.016
Net realized and unrealized gain (loss)	(1.372)	.100
Total from investment operations	(1.263)	.116
Distributions from net investment income	(.132)D	(.016)
Distributions from net realized gain	(.005)D	–
Total distributions	(.137)	(.016)
Net asset value, end of period	$8.70	$10.10
Total ReturnE,F	(12.58)%	1.16%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.60%	.40%I
Expenses net of fee waivers, if any	.60%	.40%I
Expenses net of all reductions	.59%	.40%I
Net investment income (loss)	1.14%	.74%I
Supplemental Data
Net assets, end of period (000 omitted)	$996	$809
Portfolio turnover rateJ	198%	12%K

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Environmental Bond Fund Class Z

Years ended August 31,	2022	2021 A
Selected Per–Share Data
Net asset value, beginning of period	$10.10	$10.00
Income from Investment Operations
Net investment income (loss)B,C	.130	.017
Net realized and unrealized gain (loss)	(1.386)	.101
Total from investment operations	(1.256)	.118
Distributions from net investment income	(.129)D	(.018)
Distributions from net realized gain	(.005)D	–
Total distributions	(.134)	(.018)
Net asset value, end of period	$8.71	$10.10
Total ReturnE,F	(12.52)%	1.18%
Ratios to Average Net AssetsC,G,H
Expenses before reductions	.40%	.40%I
Expenses net of fee waivers, if any	.36%	.36%I
Expenses net of all reductions	.36%	.36%I
Net investment income (loss)	1.38%	.78%I
Supplemental Data
Net assets, end of period (000 omitted)	$16,331	$809
Portfolio turnover rateJ	198%	12%K

 A For the period June 15, 2021 (commencement of operations) through August 31, 2021.

 B Calculated based on average shares outstanding during the period.

 C Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 D The amount shown reflects reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Environmental Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Fidelity Environmental Bond Fund, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions. The Fund normally invests in issuers whose products or services are intended or likely to have a positive environmental impact. Some industries and sectors might be more likely to issue environmental bonds, and events or factors impacting these sectors may have a greater effect on, and may more adversely affect, the Fund than they would a fund that does not invest in issuers with a common purpose. The Fund also will be affected by a decrease in governmental or other support for environmental initiatives. Application of FMR's environmental, social, and governance (ESG) ratings process and/or its sustainable investing exclusion criteria may affect the Fund's exposure to certain issuers, sectors, regions, and countries and may affect the Fund's performance depending on whether certain investments are in or out of favor. The criteria related to the Fund's ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the Fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the Fund's performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the investment adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors' or advisers' views.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, market discount, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$49,289
Gross unrealized depreciation	(3,276,730)
Net unrealized appreciation (depreciation)	$(3,227,441)
Tax Cost	$34,253,661

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$323,212
Capital loss carryforward	$(8,401,974)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,143,707)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Short-term	$(8,304,797)
Long-term	(97,177)
Total capital loss carryforward	$(8,401,974)

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021(a)
Ordinary Income	$874,786	$ 14,086

 (a) For the period June 15, 2021 (commencement of operations) through August 31, 2021.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts and forward foreign currency contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Environmental Bond Fund
Foreign Exchange Risk
Forward Foreign Currency Contracts	$1,705,367	$75,103
Total Foreign Exchange Risk	1,705,367	75,103
Interest Rate Risk
Futures Contracts	603,807	41,162
Total Interest Rate Risk	603,807	41,162
Totals	$2,309,174	$116,265

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Environmental Bond Fund	63,064,021	46,992,806

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .35% of the Fund's average net assets. Under the management contract, the investment adviser pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as transfer agent and distribution and service plan fees and other expenses such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,037	$1,881
Class M	-%	.25%	1,916	1,899
Class C	.75%	.25%	7,793	7,740
			$11,746	$11,520

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$15
Class M	2
$17

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$565.07
Class M	489.06
Class C	526.07
Fidelity Environmental Bond Fund	10,211.10
Class I	40,640.24
Class Z	19,220.05
	$71,651

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	15,751

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $82.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021(a)
Fidelity Environmental Bond Fund
Distributions to shareholders
Class A	$9,091	$866
Class M	8,571	865
Class C	3,199	9
Fidelity Environmental Bond Fund	137,201	9,655
Class I	186,400	1,288
Class Z	530,324	1,403
Total	$874,786	$14,086

 (a) For the period June 15, 2021 (commencement of operations) through August 31, 2021.

10. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021(a)	Year ended August 31, 2022	Year ended August 31, 2021(a)
Fidelity Environmental Bond Fund
Class A
Shares sold	8,862	80,000	$86,250	$800,000
Reinvestment of distributions	975	86	9,091	866
Shares redeemed	(635)	–	(5,913)	–
Net increase (decrease)	9,202	80,086	$89,428	$800,866
Class M
Shares sold	3,509	80,000	$31,738	$800,000
Reinvestment of distributions	919	86	8,571	865
Net increase (decrease)	4,428	80,086	$40,309	$800,865
Class C
Shares sold	4,759	80,000	$45,195	$800,000
Reinvestment of distributions	347	1	3,199	9
Shares redeemed	–	–	(4)	–
Net increase (decrease)	5,106	80,001	$48,390	$800,009
Fidelity Environmental Bond Fund
Shares sold	633,009	769,013	$6,136,270	$7,712,325
Reinvestment of distributions	13,467	936	125,175	9,450
Shares redeemed	(165,841)	(11,123)	(1,556,252)	(112,443)
Net increase (decrease)	480,635	758,826	$4,705,193	$7,609,332
Class I
Shares sold	3,876,416	80,000	$38,185,205	$800,000
Reinvestment of distributions	18,854	128	179,111	1,288
Shares redeemed	(3,860,903)	–	(35,321,990)	–
Net increase (decrease)	34,367	80,128	$3,042,326	$801,288
Class Z
Shares sold	7,890,789	80,000	$77,233,768	$800,000
Reinvestment of distributions	38,714	139	366,403	1,403
Shares redeemed	(6,134,667)	–	(55,453,816)	–
Net increase (decrease)	1,794,836	80,139	$22,146,355	$801,403

 (a) For the period June 15, 2021 (commencement of operations) through August 31, 2021.

11. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Environmental Bond Fund	22%

12. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Environmental Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Environmental Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the "Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, and the statement of changes in net assets and the financialhighlights for the year ended August 31, 2022 and for the period June 15, 2021 (commencement of operations) through August 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, and the changes in its net assets and thefinancial highlights for the year ended August 31, 2022 and for the period June 15, 2021 (commencement of operations) through August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Environmental Bond Fund
Class A	.67%
Actual		$1,000.00	$913.20	$3.23
Hypothetical-C		$1,000.00	$1,021.83	$3.41
Class M	.66%
Actual		$1,000.00	$913.20	$3.18
Hypothetical-C		$1,000.00	$1,021.88	$3.36
Class C	1.42%
Actual		$1,000.00	$909.60	$6.83
Hypothetical-C		$1,000.00	$1,018.05	$7.22
Fidelity Environmental Bond Fund	.45%
Actual		$1,000.00	$914.20	$2.17
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.58%
Actual		$1,000.00	$914.90	$2.80
Hypothetical-C		$1,000.00	$1,022.28	$2.96
Class Z	.36%
Actual		$1,000.00	$914.60	$1.74
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

A total of 28.45% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 75.89% and 45.74% of the short-term capital gain dividends distributed in October and December, respectively during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $154,447 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $179,571 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

ENB-ANN-1022
1.9901918.101

Fidelity® Total Bond Fund

Annual Report

August 31, 2022

Includes Fidelity and Fidelity Advisor share classes

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge)	(15.13)%	0.13%	1.40%
Class M (incl. 4.00% sales charge)	(15.15)%	0.13%	1.39%
Class C (incl. contingent deferred sales charge)	(13.21)%	0.19%	1.21%
Fidelity® Total Bond Fund	(11.42)%	1.26%	2.11%
Class I	(11.40)%	1.21%	2.07%
Class Z	(11.27)%	1.35%	2.18%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on December 22, 2014. Returns prior to December 22, 2014, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond Fund, a class of the fund, on August 31, 2012.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

14,000
13,500
13,000
12,500
12,000
11,500
11,000
10,500
10,000
$9,700
2013
2014
2015
2016
2017
2018
2019
2020
2021
2022

Period Ending Values
$12,328	Fidelity® Total Bond Fund
$11,436	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Lead Portfolio Manager Ford O’Neil:   For the fiscal year ending August 31, 2022, the fund’s share classes (excluding sales charges, if applicable) returned -12% to -11%, net of fees, compared with the -11.52% result of the benchmark, the Bloomberg U.S. Aggregate Bond Index. The fund had a shorter duration (less interest-rate sensitivity), which boosted relative performance as interest rates rose. Underweighting mortgage-backed securities also aided the fund’s relative return, as did non-index exposure to Treasury Inflation-Protected Securities (TIPS), which we owned early in the period. In contrast, allocations to “plus” sectors – including high-yield bonds, leveraged loans and emerging markets debt – detracted, given that these segments underperformed the benchmark in an environment that favored higher-quality sectors. Likewise, among investment-grade holdings, overweighting BBB-rated corporate bonds detracted, as these lower-quality securities lagged high-quality corporate bonds. Overweighting asset-backed securities, including collateralized loan obligations (CLOs), and commercial mortgage-backed securities also hindered the relative result. A stake in international credit was another performance headwind.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2021, Lisa Easterbrook assumed co-management responsibilities for the fund’s International Investment Grade sub-portfolio.

On January 3, 2022, Benjamin Harrison assumed co-management responsibilities for the fund’s High Income sub-portfolio.

On October 1, 2022, Matthew Torchia assumed co-management responsibilities for the fund’s real estate high income sleeve.

On October 1, 2022, Celso Munoz became co-lead manager alongside Ford O’Neil. In addition, Franco Castagliuolo assumed co-management responsibilities for the fund.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	37.9%
AAA	7.7%
AA	2.2%
A	9.3%
BBB	22.4%
BB and Below	15.9%
Not Rated	2.7%
Equities	0.2%
Short-Term Investments and Net Other Assets	1.7%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	38.6%
U.S. Government and U.S. Government Agency Obligations	37.9%
Asset-Backed Securities	6.3%
CMOs and Other Mortgage Related Securities	5.7%
Municipal Bonds	0.5%
Stocks	0.2%
Other Investments	9.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Futures and Swaps – 0.6%

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	84.2%
Cayman Islands	5.4%
United Kingdom	1.6%
Mexico	1.3%
Ireland	0.5%
Canada	1.0%
France	0.7%
Luxembourg	0.7%
Switzerland	0.7%
Other	3.9%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Corporate Bonds - 38.6%
		Principal Amount(a)	Value
Convertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.0%
Media - 0.0%
DISH Network Corp.:
2.375% 3/15/24		$7,513,000	$6,780,483
3.375% 8/15/26		10,200,000	7,339,526
			14,120,009
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		894,620	6,071,160
Mesquite Energy, Inc. 15% 7/15/23 (b)(c)		1,544,200	10,479,404
			16,550,564

TOTAL CONVERTIBLE BONDS			30,670,573

Nonconvertible Bonds - 38.5%
COMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 1.0%
Altice France SA:
5.125% 1/15/29 (d)		13,750,000	10,677,948
5.125% 7/15/29 (d)		5,125,000	3,893,258
5.5% 1/15/28 (d)		4,280,000	3,483,214
5.5% 10/15/29 (d)		35,000	27,640
AT&T, Inc.:
2.55% 12/1/33		6,621,000	5,275,392
3.8% 12/1/57		15,250,000	11,543,781
4.3% 2/15/30		10,373,000	9,949,662
5.15% 11/15/46		12,000,000	11,591,953
Axtel S.A.B. de CV 6.375% 11/14/24 (d)		276,000	209,381
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (d)		27,297,000	24,089,603
Cablevision Lightpath LLC:
3.875% 9/15/27 (d)		1,135,000	990,549
5.625% 9/15/28 (d)		895,000	729,260
Colombia Telecomunicaciones SA 4.95% 7/17/30 (d)		560,000	464,030
Consolidated Communications, Inc. 5% 10/1/28 (d)		1,385,000	1,066,884
Frontier Communications Holdings LLC:
5% 5/1/28 (d)		8,390,000	7,353,499
5.875% 10/15/27 (d)		2,511,000	2,342,135
5.875% 11/1/29		3,395,000	2,771,169
6% 1/15/30 (d)		2,920,000	2,406,138
8.75% 5/15/30 (d)		2,730,000	2,810,207
IHS Holding Ltd. 5.625% 11/29/26 (d)		1,535,000	1,321,827
Iliad SA:
0.75% 2/11/24 (Reg. S)	EUR	13,900,000	13,322,748
1.5% 10/14/24 (Reg. S)	EUR	1,800,000	1,723,537
1.875% 2/11/28 (Reg. S)	EUR	1,800,000	1,508,269
Level 3 Financing, Inc.:
3.625% 1/15/29 (d)		840,000	674,192
4.25% 7/1/28 (d)		8,820,000	7,331,625
Liquid Telecommunications Financing PLC 5.5% 9/4/26 (d)		1,630,000	1,320,300
Lumen Technologies, Inc.:
4.5% 1/15/29 (d)		14,110,000	10,525,919
5.125% 12/15/26 (d)		8,365,000	7,228,071
Qtel International Finance Ltd.:
2.625% 4/8/31 (d)		1,235,000	1,100,694
3.25% 2/21/23 (d)		1,185,000	1,180,853
5% 10/19/25 (d)		660,000	676,211
Sable International Finance Ltd. 5.75% 9/7/27 (d)		2,050,000	1,870,625
Sprint Capital Corp.:
6.875% 11/15/28		4,865,000	5,137,172
8.75% 3/15/32		4,150,000	5,009,963
Telecom Italia Capital SA:
6% 9/30/34		2,030,000	1,639,225
7.2% 7/18/36		2,599,000	2,217,857
7.721% 6/4/38		605,000	517,336
Telefonica Celular del Paraguay SA 5.875% 4/15/27 (d)		1,260,000	1,195,110
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (d)		7,800,000	7,098,000
Turk Telekomunikasyon A/S 6.875% 2/28/25 (d)		2,050,000	1,825,525
Verizon Communications, Inc.:
2.1% 3/22/28		22,884,000	20,224,212
2.55% 3/21/31		21,181,000	17,902,260
2.987% 10/30/56		39,193,000	26,345,421
3% 3/22/27		5,131,000	4,853,427
4.862% 8/21/46		26,720,000	25,980,637
5.012% 4/15/49		569,000	564,842
Windstream Escrow LLC 7.75% 8/15/28 (d)		12,530,000	10,770,549
Zayo Group Holdings, Inc.:
4% 3/1/27 (d)		2,850,000	2,429,625
6.125% 3/1/28 (d)		2,415,000	1,849,359
			287,021,094
Entertainment - 0.3%
Roblox Corp. 3.875% 5/1/30 (d)		5,810,000	4,846,531
The Walt Disney Co.:
3.8% 3/22/30		39,850,000	38,520,969
4.7% 3/23/50		29,296,000	29,297,646
Universal Music Group NV 3.75% 6/30/32 (Reg. S)	EUR	1,625,000	1,627,122
			74,292,268
Interactive Media & Services - 0.0%
Baidu, Inc.:
1.72% 4/9/26		1,135,000	1,029,791
2.375% 10/9/30		635,000	524,129
Tencent Holdings Ltd.:
1.81% 1/26/26 (d)		645,000	591,426
2.39% 6/3/30 (d)		800,000	666,416
2.88% 4/22/31 (d)		530,000	453,102
3.975% 4/11/29 (d)		480,000	451,680
			3,716,544
Media - 2.1%
Advantage Sales & Marketing, Inc. 6.5% 11/15/28 (d)		12,095,000	10,401,700
Altice Financing SA:
5% 1/15/28 (d)		5,435,000	4,385,448
5.75% 8/15/29 (d)		21,675,000	17,483,271
Altice France Holding SA 6% 2/15/28 (d)		11,415,000	7,762,200
Cable Onda SA 4.5% 1/30/30 (d)		1,795,000	1,573,991
CCO Holdings LLC/CCO Holdings Capital Corp.:
4.25% 2/1/31 (d)		7,995,000	6,523,480
4.25% 1/15/34 (d)		4,085,000	3,110,156
4.5% 8/15/30 (d)		3,170,000	2,665,891
4.5% 5/1/32		6,775,000	5,497,777
4.5% 6/1/33 (d)		4,740,000	3,720,900
4.75% 3/1/30 (d)		11,600,000	9,970,606
5% 2/1/28 (d)		5,814,000	5,312,949
5.375% 6/1/29 (d)		3,411,000	3,116,307
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61		3,000,000	1,918,765
3.9% 6/1/52		4,000,000	2,710,209
4.4% 4/1/33		24,687,000	21,823,619
4.8% 3/1/50		8,000,000	6,279,367
4.908% 7/23/25		13,008,000	12,963,412
5.25% 4/1/53		46,711,000	39,078,000
5.375% 5/1/47		32,692,000	27,862,994
5.5% 4/1/63		36,711,000	30,718,040
6.484% 10/23/45		9,078,000	8,665,279
6.834% 10/23/55		3,000,000	2,998,333
Comcast Corp.:
3.9% 3/1/38		3,341,000	3,003,470
4.65% 7/15/42		7,870,000	7,410,873
6.45% 3/15/37		1,399,000	1,613,874
CSC Holdings LLC:
4.125% 12/1/30 (d)		3,005,000	2,434,050
4.5% 11/15/31 (d)		950,000	762,120
4.625% 12/1/30 (d)		9,945,000	7,110,675
5.375% 2/1/28 (d)		8,050,000	7,312,298
5.75% 1/15/30 (d)		4,775,000	3,697,951
7.5% 4/1/28 (d)		7,611,000	6,765,342
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (d)		15,945,000	3,029,550
Discovery Communications LLC:
3.625% 5/15/30		13,528,000	11,852,043
4.65% 5/15/50		36,524,000	27,747,059
Dolya Holdco 18 DAC 5% 7/15/28 (d)		2,335,000	1,994,194
Fox Corp.:
4.03% 1/25/24		4,055,000	4,044,508
4.709% 1/25/29		5,868,000	5,807,270
5.476% 1/25/39		5,787,000	5,688,839
5.576% 1/25/49		3,840,000	3,712,699
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	4,800,000	4,580,073
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (d)		1,905,000	1,638,300
Magallanes, Inc.:
3.428% 3/15/24 (d)		14,745,000	14,413,968
3.638% 3/15/25 (d)		8,076,000	7,797,508
3.755% 3/15/27 (d)		15,793,000	14,751,945
4.054% 3/15/29 (d)		5,474,000	4,984,588
4.279% 3/15/32 (d)		42,020,000	36,613,449
5.05% 3/15/42 (d)		11,773,000	9,624,563
5.141% 3/15/52 (d)		59,938,000	47,974,182
News Corp. 5.125% 2/15/32 (d)		2,385,000	2,194,200
Radiate Holdco LLC/Radiate Financial Service Ltd.:
4.5% 9/15/26 (d)		7,020,000	6,051,240
6.5% 9/15/28 (d)		11,867,000	8,837,830
Sinclair Television Group, Inc. 5.5% 3/1/30 (d)		2,530,000	1,983,157
Sirius XM Radio, Inc.:
4% 7/15/28 (d)		8,390,000	7,309,997
4.125% 7/1/30 (d)		1,175,000	995,542
5.5% 7/1/29 (d)		1,410,000	1,318,463
TEGNA, Inc.:
4.625% 3/15/28		2,830,000	2,711,480
5% 9/15/29		1,100,000	1,052,931
Time Warner Cable LLC:
4.5% 9/15/42		18,291,000	13,825,238
5.5% 9/1/41		8,265,000	7,096,291
5.875% 11/15/40		10,540,000	9,442,324
6.55% 5/1/37		29,622,000	29,096,281
7.3% 7/1/38		24,672,000	25,345,453
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S) (e)		4,321,000	2,192,367
Univision Communications, Inc.:
4.5% 5/1/29 (d)		3,215,000	2,812,321
6.625% 6/1/27 (d)		3,245,000	3,131,491
Virgin Media Secured Finance PLC 4.5% 8/15/30 (d)		4,925,000	4,101,048
VTR Finance BV 6.375% 7/15/28 (d)		830,000	364,837
Ziggo Bond Co. BV 5.125% 2/28/30 (d)		2,505,000	2,005,253
Ziggo BV 4.875% 1/15/30 (d)		2,545,000	2,148,485
			616,924,314
Wireless Telecommunication Services - 0.5%
AXIAN Telecom 7.375% 2/16/27 (d)		1,350,000	1,235,250
Bharti Airtel International BV 5.35% 5/20/24 (d)		1,560,000	1,574,918
CT Trust 5.125% 2/3/32 (d)		1,755,000	1,511,274
Digicel Group Ltd. 6.75% 3/1/23 (d)		731,000	461,371
Intelsat Jackson Holdings SA 6.5% 3/15/30 (d)		8,635,000	7,827,455
Millicom International Cellular SA:
4.5% 4/27/31 (d)		7,330,000	6,016,556
5.125% 1/15/28 (d)		711,000	652,168
MTN (Mauritius) Investments Ltd.:
4.755% 11/11/24 (d)		745,000	743,510
6.5% 10/13/26 (d)		819,000	832,462
Rogers Communications, Inc.:
3.2% 3/15/27 (d)		17,146,000	16,313,276
3.8% 3/15/32 (d)		14,963,000	13,656,820
T-Mobile U.S.A., Inc.:
2.25% 11/15/31		35,000,000	28,078,717
3.75% 4/15/27		23,850,000	22,869,781
3.875% 4/15/30		42,000,000	38,817,529
4.375% 4/15/40		5,147,000	4,539,954
4.5% 4/15/50		10,111,000	8,822,959
VimpelCom Holdings BV 7.25% 4/26/23 (d)		1,155,000	913,172
Vodafone Group PLC:
4.875% 10/3/78 (Reg. S) (f)	GBP	5,150,000	5,549,005
6.25% 10/3/78 (Reg. S) (f)		1,000,000	967,200
VTR Comunicaciones SpA:
4.375% 4/15/29 (d)		565,000	342,531
5.125% 1/15/28 (d)		1,568,000	1,047,424
			162,773,332
TOTAL COMMUNICATION SERVICES			1,144,727,552
CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.0%
Metalsa SA de CV 3.75% 5/4/31 (d)		1,225,000	917,831
Tupy Overseas SA 4.5% 2/16/31 (d)		1,220,000	998,341
Valeo SA 1% 8/3/28 (Reg. S)	EUR	3,300,000	2,604,550
ZF Europe Finance BV 2% 2/23/26 (Reg. S)	EUR	1,600,000	1,358,692
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	2,600,000	2,079,463
			7,958,877
Automobiles - 0.1%
General Motors Financial Co., Inc.:
4% 1/15/25		11,521,000	11,376,560
4.25% 5/15/23		3,453,000	3,454,508
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 7.1766% 10/15/26 (d)(f)(g)		12,815,000	11,885,913
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (d)		19,413,000	19,310,462
			46,027,443
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (d)		6,993,000	6,643,350
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (d)		12,755,000	12,063,838
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		5,393,000	5,407,679
Service Corp. International:
4% 5/15/31		3,715,000	3,175,454
5.125% 6/1/29		4,485,000	4,249,134
Sotheby's 7.375% 10/15/27 (d)		11,468,000	10,811,113
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (d)		9,925,000	9,567,402
			51,917,970
Hotels, Restaurants & Leisure - 0.6%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (d)		3,260,000	2,645,702
4.375% 1/15/28 (d)		4,880,000	4,362,540
5.75% 4/15/25 (d)		110,000	110,550
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	2,600,000	2,175,214
Affinity Gaming LLC 6.875% 12/15/27 (d)		7,520,000	6,530,255
Aramark Services, Inc.:
5% 2/1/28 (d)		2,324,000	2,138,824
6.375% 5/1/25 (d)		480,000	475,800
Caesars Entertainment, Inc.:
6.25% 7/1/25 (d)		4,730,000	4,618,419
8.125% 7/1/27 (d)		24,080,000	23,657,878
Carnival Corp.:
5.75% 3/1/27 (d)		10,365,000	8,078,377
6% 5/1/29 (d)		7,535,000	5,691,568
6.65% 1/15/28		450,000	322,695
7.625% 3/1/26 (d)		11,355,000	9,651,750
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 6.75% 1/15/30 (d)		6,295,000	5,133,195
Garden SpinCo Corp. 8.625% 7/20/30 (d)		935,000	995,775
GENM Capital Labuan Ltd. 3.882% 4/19/31 (d)		1,585,000	1,227,682
Golden Entertainment, Inc. 7.625% 4/15/26 (d)		5,841,000	5,972,423
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (d)		5,580,000	4,504,818
3.75% 5/1/29 (d)		750,000	647,078
4% 5/1/31 (d)		2,700,000	2,281,901
5.75% 5/1/28 (d)		420,000	410,630
Hilton Grand Vacations Borrower Escrow LLC 4.875% 7/1/31 (d)		1,425,000	1,176,338
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	6,990,000	7,164,363
Jacobs Entertainment, Inc. 6.75% 2/15/29 (d)		1,370,000	1,215,875
MajorDrive Holdings IV LLC 6.375% 6/1/29 (d)		2,105,000	1,617,229
Marriott Ownership Resorts, Inc.:
4.5% 6/15/29 (d)		400,000	337,238
4.75% 1/15/28		1,395,000	1,219,651
6.125% 9/15/25 (d)		683,000	680,731
McDonald's Corp.:
3.5% 7/1/27		6,642,000	6,447,754
3.6% 7/1/30		7,896,000	7,486,409
4.2% 4/1/50		3,991,000	3,532,901
NagaCorp Ltd. 7.95% 7/6/24 (Reg. S)		2,050,000	1,851,150
NCL Corp. Ltd.:
3.625% 12/15/24 (d)		5,315,000	4,605,822
5.875% 3/15/26 (d)		1,345,000	1,087,628
7.75% 2/15/29 (d)		2,845,000	2,311,773
NCL Finance Ltd. 6.125% 3/15/28 (d)		960,000	745,430
Premier Entertainment Sub LLC:
5.625% 9/1/29 (d)		3,770,000	2,784,597
5.875% 9/1/31 (d)		1,790,000	1,250,906
Royal Caribbean Cruises Ltd.:
4.25% 7/1/26 (d)		5,550,000	4,263,893
5.375% 7/15/27 (d)		2,130,000	1,647,842
5.5% 8/31/26 (d)		5,685,000	4,544,248
5.5% 4/1/28 (d)		7,300,000	5,614,284
9.125% 6/15/23 (d)		225,000	227,243
10.875% 6/1/23 (d)		1,070,000	1,089,399
11.625% 8/15/27 (d)		870,000	854,914
Station Casinos LLC 4.5% 2/15/28 (d)		2,371,000	2,042,445
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp. 5.875% 5/15/25 (d)		618,000	572,520
Times Square Hotel Trust 8.528% 8/1/26 (d)		776,358	789,797
Viking Ocean Cruises Ship VII Ltd. 5.625% 2/15/29 (d)		950,000	776,397
Voc Escrow Ltd. 5% 2/15/28 (d)		2,170,000	1,833,650
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,850,000	1,862,260
3.375% 10/16/25 (Reg. S)	GBP	6,600,000	7,194,413
Wyndham Hotels & Resorts, Inc. 4.375% 8/15/28 (d)		2,700,000	2,414,782
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (d)		4,848,000	4,372,557
Yum! Brands, Inc. 4.625% 1/31/32		5,170,000	4,567,540
			181,817,053
Household Durables - 0.0%
Adams Homes, Inc. 7.5% 2/15/25 (d)		505,000	437,818
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 4.625% 8/1/29 (d)		1,345,000	1,055,588
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	3,350,000	2,722,924
TopBuild Corp. 4.125% 2/15/32 (d)		5,005,000	4,122,111
			8,338,441
Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		1,100,000	915,321
B2W Digital Lux SARL 4.375% 12/20/30 (d)		2,335,000	1,791,091
JD.com, Inc. 3.375% 1/14/30		2,255,000	2,049,186
Match Group Holdings II LLC:
4.125% 8/1/30 (d)		2,650,000	2,192,724
5% 12/15/27 (d)		2,650,000	2,444,625
Meituan:
2.125% 10/28/25 (d)		1,375,000	1,216,875
3.05% 10/28/30 (d)		1,235,000	890,975
Prosus NV:
3.257% 1/19/27 (d)		850,000	735,250
3.68% 1/21/30 (d)		1,145,000	922,790
4.027% 8/3/50 (d)		1,605,000	1,015,463
Terrier Media Buyer, Inc. 8.875% 12/15/27 (d)		1,835,000	1,578,147
Uber Technologies, Inc. 8% 11/1/26 (d)		7,245,000	7,319,425
			23,071,872
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24		16,110,000	15,705,446
Mattel, Inc.:
3.375% 4/1/26 (d)		3,230,000	2,934,697
3.75% 4/1/29 (d)		7,105,000	6,330,555
5.875% 12/15/27 (d)		2,650,000	2,638,711
			27,609,409
Multiline Retail - 0.1%
John Lewis PLC 6.125% 1/21/25	GBP	7,718,000	9,004,375
Marks & Spencer PLC:
3.75% 5/19/26 (Reg. S)	GBP	5,980,000	6,069,981
4.5% 7/10/27 (Reg. S)	GBP	2,400,000	2,401,234
Nordstrom, Inc.:
4.25% 8/1/31		2,260,000	1,655,450
4.375% 4/1/30		1,505,000	1,146,524
			20,277,564
Specialty Retail - 0.5%
AutoNation, Inc. 4.75% 6/1/30		2,958,000	2,768,824
AutoZone, Inc.:
3.625% 4/15/25		4,471,000	4,402,276
4% 4/15/30		20,750,000	19,696,844
Bath & Body Works, Inc. 6.694% 1/15/27		955,000	929,119
Carvana Co.:
4.875% 9/1/29 (d)		1,850,000	1,051,744
5.5% 4/15/27 (d)		3,025,000	1,960,655
5.875% 10/1/28 (d)		760,000	456,000
10.25% 5/1/30 (d)		440,000	350,359
Foot Locker, Inc. 4% 10/1/29 (d)		4,845,000	3,948,675
LBM Acquisition LLC 6.25% 1/15/29 (d)		3,310,000	2,473,433
Lowe's Companies, Inc.:
3.35% 4/1/27		2,389,000	2,302,772
3.75% 4/1/32		17,354,000	15,981,671
4.25% 4/1/52		29,879,000	25,447,573
4.45% 4/1/62		33,905,000	28,633,032
4.5% 4/15/30		15,047,000	14,827,962
Michaels Companies, Inc.:
5.25% 5/1/28 (d)		1,985,000	1,521,900
7.875% 5/1/29 (d)		1,530,000	1,017,450
O'Reilly Automotive, Inc. 4.2% 4/1/30		4,640,000	4,461,148
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	3,850,000	3,129,750
			135,361,187
Textiles, Apparel & Luxury Goods - 0.0%
Kontoor Brands, Inc. 4.125% 11/15/29 (d)		800,000	682,278
Levi Strauss & Co. 3.5% 3/1/31 (d)		3,360,000	2,822,165
Wolverine World Wide, Inc. 4% 8/15/29 (d)		4,440,000	3,614,157
			7,118,600
TOTAL CONSUMER DISCRETIONARY			509,498,416
CONSUMER STAPLES - 2.3%
Beverages - 1.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46		10,000,000	9,493,581
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		23,011,000	22,262,862
4.9% 2/1/46		28,689,000	27,236,133
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		33,300,000	31,302,195
4.35% 6/1/40		13,754,000	12,510,937
4.5% 6/1/50		35,000,000	31,734,211
4.6% 6/1/60		14,912,000	13,227,904
4.75% 4/15/58		17,929,000	16,360,228
5.45% 1/23/39		18,170,000	18,730,121
5.55% 1/23/49		34,229,000	35,588,336
5.8% 1/23/59 (Reg. S)		36,395,000	38,817,273
Central American Bottling Corp. 5.25% 4/27/29 (d)		1,195,000	1,100,894
Primo Water Holdings, Inc. 4.375% 4/30/29 (d)		7,475,000	6,389,600
The Coca-Cola Co.:
3.375% 3/25/27		24,915,000	24,619,382
3.45% 3/25/30		13,895,000	13,374,798
Triton Water Holdings, Inc. 6.25% 4/1/29 (d)		13,045,000	10,699,509
			313,447,964
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (d)		14,635,000	12,027,043
4.875% 2/15/30 (d)		3,660,000	3,205,245
C&S Group Enterprises LLC 5% 12/15/28 (d)		9,765,000	7,219,174
NBM U.S. Holdings, Inc. 6.625% 8/6/29 (d)		3,100,000	3,011,456
Performance Food Group, Inc. 5.5% 10/15/27 (d)		2,247,000	2,118,090
Sysco Corp.:
5.95% 4/1/30		8,801,000	9,466,526
6.6% 4/1/50		13,280,000	15,395,315
U.S. Foods, Inc.:
4.625% 6/1/30 (d)		1,130,000	974,625
4.75% 2/15/29 (d)		3,290,000	2,932,097
			56,349,571
Food Products - 0.5%
Adecoagro SA 6% 9/21/27 (d)		2,090,000	1,954,777
Camposol SA 6% 2/3/27 (d)		605,000	519,090
Darling Ingredients, Inc. 6% 6/15/30 (d)		1,365,000	1,366,720
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (d)		33,645,000	30,193,359
3% 5/15/32 (d)		33,235,000	27,461,416
3.625% 1/15/32 (d)		9,085,000	7,853,256
5.125% 2/1/28 (d)		11,235,000	11,220,955
5.5% 1/15/30 (d)		10,315,000	10,315,000
5.75% 4/1/33 (d)		23,135,000	23,046,393
6.5% 4/15/29 (d)		1,639,000	1,700,315
JDE Peet's BV 2.25% 9/24/31 (d)		7,550,000	5,805,588
Lamb Weston Holdings, Inc. 4.125% 1/31/30 (d)		6,450,000	5,813,063
Post Holdings, Inc.:
4.625% 4/15/30 (d)		2,555,000	2,218,928
5.5% 12/15/29 (d)		3,595,000	3,294,476
TreeHouse Foods, Inc. 4% 9/1/28		1,280,000	1,073,152
			133,836,488
Personal Products - 0.0%
GSK Consumer Healthcare Capital 2.125% 3/29/34 (Reg. S)	EUR	3,650,000	3,116,684
Natura Cosmeticos SA 4.125% 5/3/28 (d)		1,800,000	1,480,838
			4,597,522
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46		28,850,000	20,007,378
4.25% 8/9/42		17,795,000	13,334,602
4.5% 5/2/43		11,887,000	9,041,776
4.8% 2/14/29		3,305,000	3,200,381
5.375% 1/31/44		21,453,000	18,939,373
5.95% 2/14/49		14,275,000	12,812,018
BAT International Finance PLC 2.25% 6/26/28 (Reg. S)	GBP	10,974,000	10,298,235
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (d)		12,260,000	11,348,377
4.25% 7/21/25 (d)		11,765,000	11,512,643
6.125% 7/27/27 (d)		12,116,000	12,299,050
Reynolds American, Inc.:
4.45% 6/12/25		9,399,000	9,310,160
5.7% 8/15/35		2,699,000	2,488,605
5.85% 8/15/45		22,737,000	19,210,665
6.15% 9/15/43		2,874,000	2,655,527
7.25% 6/15/37		3,221,000	3,310,162
			159,768,952
TOTAL CONSUMER STAPLES			668,000,497
ENERGY - 5.0%
Energy Equipment & Services - 0.1%
Guara Norte SARL 5.198% 6/15/34 (d)		1,287,206	1,073,047
Halliburton Co.:
3.8% 11/15/25		152,000	150,383
4.85% 11/15/35		5,447,000	5,175,846
Oleoducto Central SA 4% 7/14/27 (d)		2,385,000	2,039,175
Southern Gas Corridor CJSC 6.875% 3/24/26 (d)		3,041,000	3,192,670
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		435,000	433,043
6.95% 3/18/30 (Reg. S)		750,000	772,406
Technip Energies NV 1.125% 5/28/28	EUR	5,000,000	4,038,056
The Oil and Gas Holding Co.:
7.5% 10/25/27 (d)		1,677,000	1,706,348
7.625% 11/7/24 (d)		2,315,000	2,347,265
8.375% 11/7/28 (d)		485,000	509,038
Transocean Guardian Ltd. 5.875% 1/15/24 (d)		1,655,523	1,568,608
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (d)		341,999	335,159
Transocean Pontus Ltd. 6.125% 8/1/25 (d)		854,000	817,705
Transocean Poseidon Ltd. 6.875% 2/1/27 (d)		1,898,750	1,784,825
Transocean Proteus Ltd. 6.25% 12/1/24 (d)		378,000	366,660
Transocean Sentry Ltd. 5.375% 5/15/23 (d)		2,092,567	2,015,001
			28,325,235
Oil, Gas & Consumable Fuels - 4.9%
Apache Corp. 4.25% 1/15/30		1,080,000	975,370
Canacol Energy Ltd. 5.75% 11/24/28 (d)		985,000	848,208
Canadian Natural Resources Ltd.:
2.95% 7/15/30		23,000,000	20,034,190
3.9% 2/1/25		15,925,000	15,665,948
5.85% 2/1/35		6,942,000	6,913,538
Cenovus Energy, Inc.:
3.75% 2/15/52		3,670,000	2,834,510
4.25% 4/15/27		22,916,000	22,572,610
5.4% 6/15/47		4,073,000	3,946,853
6.75% 11/15/39		7,587,000	8,293,736
Citgo Holding, Inc. 9.25% 8/1/24 (d)		1,165,000	1,161,039
Citgo Petroleum Corp.:
6.375% 6/15/26 (d)		10,100,000	9,612,141
7% 6/15/25 (d)		4,818,000	4,685,360
Colgate Energy Partners III LLC:
5.875% 7/1/29 (d)		4,795,000	4,471,338
7.75% 2/15/26 (d)		1,465,000	1,463,725
Columbia Pipeline Group, Inc. 4.5% 6/1/25		2,999,000	2,986,814
Comstock Resources, Inc.:
5.875% 1/15/30 (d)		4,680,000	4,281,796
6.75% 3/1/29 (d)		6,100,000	5,822,298
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.625% 5/1/27 (d)		18,087,000	16,866,128
5.75% 4/1/25		6,889,000	6,639,446
6% 2/1/29 (d)		9,815,000	9,066,606
CrownRock LP/CrownRock Finance, Inc.:
5% 5/1/29 (d)		1,835,000	1,685,351
5.625% 10/15/25 (d)		335,000	329,875
CVR Energy, Inc.:
5.25% 2/15/25 (d)		6,560,000	6,188,450
5.75% 2/15/28 (d)		10,030,000	9,127,300
DCP Midstream Operating LP:
3.875% 3/15/23		3,524,000	3,515,190
5.85% 5/21/43 (d)(f)		16,107,000	15,694,661
6.45% 11/3/36 (d)		8,754,000	8,825,608
Delek Logistics Partners LP 7.125% 6/1/28 (d)		7,075,000	6,610,173
Delek Overriding Royalty Levia 7.494% 12/30/23 (Reg. S) (d)		2,345,000	2,350,863
DT Midstream, Inc. 4.125% 6/15/29 (d)		2,270,000	1,993,015
EG Global Finance PLC:
6.75% 2/7/25 (d)		5,870,000	5,546,033
8.5% 10/30/25 (d)		8,795,000	8,212,771
EIG Pearl Holdings SARL 3.545% 8/31/36 (d)		2,835,000	2,469,285
Empresa Nacional de Petroleo 4.375% 10/30/24 (d)		5,762,000	5,714,464
Enbridge, Inc.:
4% 10/1/23		9,942,000	9,913,151
4.25% 12/1/26		4,925,000	4,847,790
Endeavor Energy Resources LP/EER Finance, Inc. 5.75% 1/30/28 (d)		4,367,000	4,307,609
Energean Israel Finance Ltd. 4.875% 3/30/26 (Reg. S) (d)		1,555,000	1,430,600
Energean PLC 6.5% 4/30/27 (d)		1,420,000	1,281,550
Energy Transfer LP:
3.75% 5/15/30		18,703,000	16,808,517
3.9% 5/15/24 (f)		2,707,000	2,669,529
4.2% 9/15/23		3,683,000	3,675,282
4.25% 3/15/23		3,594,000	3,595,414
4.5% 4/15/24		4,042,000	4,027,427
4.95% 6/15/28		12,566,000	12,350,607
5% 5/15/50		30,850,000	26,475,180
5.25% 4/15/29		6,576,000	6,411,323
5.4% 10/1/47		33,221,000	29,596,300
5.8% 6/15/38		7,006,000	6,560,644
6% 6/15/48		6,263,000	5,952,458
6.25% 4/15/49		4,516,000	4,425,075
EnLink Midstream LLC 5.625% 1/15/28 (d)		4,085,000	3,924,255
EQM Midstream Partners LP:
6% 7/1/25 (d)		239,000	230,496
6.5% 7/1/27 (d)		2,915,000	2,813,700
7.5% 6/1/27 (d)		1,100,000	1,087,724
7.5% 6/1/30 (d)		1,100,000	1,092,091
Exxon Mobil Corp. 3.482% 3/19/30		61,580,000	58,934,863
FEL Energy VI SARL 5.75% 12/1/40 (d)		725,254	548,836
Galaxy Pipeline Assets BidCo Ltd.:
2.16% 3/31/34 (d)		960,860	835,948
2.625% 3/31/36 (d)		2,795,000	2,333,825
GeoPark Ltd. 6.5% 9/21/24 (d)		766,000	775,479
Global Partners LP/GLP Finance Corp.:
6.875% 1/15/29		3,210,000	2,937,856
7% 8/1/27		5,189,000	4,902,580
Golar LNG Ltd. 7% 10/20/25 (d)		2,435,000	2,386,300
Harvest Midstream I LP 7.5% 9/1/28 (d)		1,490,000	1,409,746
Hess Corp.:
4.3% 4/1/27		20,911,000	20,415,832
5.6% 2/15/41		19,538,000	18,850,228
5.8% 4/1/47		15,757,000	15,637,234
7.125% 3/15/33		3,656,000	4,051,071
7.3% 8/15/31		8,054,000	8,998,257
7.875% 10/1/29		13,500,000	15,400,737
Hess Midstream Partners LP:
4.25% 2/15/30 (d)		1,520,000	1,304,909
5.125% 6/15/28 (d)		4,372,000	4,060,495
Hilcorp Energy I LP/Hilcorp Finance Co.:
5.75% 2/1/29 (d)		1,080,000	983,106
6.25% 11/1/28 (d)		1,080,000	1,020,535
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (d)		3,570,000	3,324,277
Indika Energy Capital IV Pte Ltd. 8.25% 10/22/25 (d)		935,000	897,133
KazMunaiGaz National Co.:
3.5% 4/14/33 (d)		915,000	716,903
4.75% 4/24/25 (d)		283,000	275,005
5.75% 4/19/47 (d)		460,000	376,970
Kinder Morgan Energy Partners LP:
3.45% 2/15/23		6,689,000	6,673,947
5.5% 3/1/44		27,364,000	25,547,347
6.55% 9/15/40		1,203,000	1,246,205
Kinder Morgan, Inc.:
5.05% 2/15/46		3,092,000	2,819,310
5.55% 6/1/45		7,786,000	7,573,177
Kosmos Energy Ltd. 7.125% 4/4/26 (d)		4,270,000	3,768,275
Leviathan Bond Ltd.:
5.75% 6/30/23 (Reg. S) (d)		990,000	986,721
6.125% 6/30/25 (Reg. S) (d)		1,635,000	1,602,300
MC Brazil Downstream Trading SARL 7.25% 6/30/31 (d)		1,650,000	1,379,813
Medco Laurel Tree Pte Ltd. 6.95% 11/12/28 (d)		1,645,000	1,385,913
Medco Oak Tree Pte Ltd. 7.375% 5/14/26 (d)		290,000	272,687
Medco Platinum Road Pte Ltd. 6.75% 1/30/25 (d)		1,295,000	1,234,135
Mesquite Energy, Inc. 7.25% 2/15/23 (c)(d)(e)		7,883,000	1
MPLX LP:
4.5% 7/15/23		6,299,000	6,321,980
4.8% 2/15/29		3,672,000	3,584,567
4.875% 12/1/24		8,532,000	8,609,072
4.95% 9/1/32		22,661,000	21,955,707
5.5% 2/15/49		11,018,000	10,490,112
Murphy Oil U.S.A., Inc. 3.75% 2/15/31 (d)		1,020,000	861,614
NAK Naftogaz Ukraine:
7.375% 7/19/24 (Reg. S) (e)		1,605,000	401,250
7.625% 11/8/26 (d)		565,000	111,517
New Fortress Energy, Inc.:
6.5% 9/30/26 (d)		27,825,000	26,360,014
6.75% 9/15/25 (d)		19,717,000	19,073,240
NGL Energy Operating LLC/NGL Energy Finance Corp. 7.5% 2/1/26 (d)		6,830,000	6,249,450
Nostrum Oil & Gas Finance BV 8% 12/31/49 (d)(e)		7,356,000	1,901,066
Occidental Petroleum Corp.:
5.55% 3/15/26		15,687,000	16,067,174
6.45% 9/15/36		16,266,000	17,383,312
6.6% 3/15/46		18,160,000	19,988,621
7.5% 5/1/31		25,260,000	28,452,738
7.875% 9/15/31		935,000	1,077,634
8.875% 7/15/30		3,205,000	3,744,081
Petrobras Global Finance BV:
6.75% 6/3/50		1,195,000	1,092,902
6.875% 1/20/40		890,000	874,314
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		621,100	20,807
6% 5/16/24 (d)(e)		3,207,669	96,230
6% 11/15/26 (d)(e)		2,790,167	83,705
12.75% 12/31/49 (d)(e)		172,000	5,762
Petroleos Mexicanos:
2.5% 11/24/22 (Reg. S)	EUR	1,954,000	1,957,781
3.5% 1/30/23		1,850,000	1,825,025
4.5% 1/23/26		22,915,000	20,543,298
4.875% 1/18/24		4,231,000	4,167,535
5.35% 2/12/28		650,000	528,190
5.95% 1/28/31		68,072,000	50,934,874
6.35% 2/12/48		43,373,000	26,158,256
6.49% 1/23/27		36,590,000	32,418,740
6.5% 3/13/27		75,388,000	66,401,750
6.5% 6/2/41		380,000	241,775
6.625% 6/15/35		5,003,000	3,577,395
6.7% 2/16/32		20,512,000	15,891,672
6.75% 9/21/47		31,543,000	19,805,850
6.84% 1/23/30		71,806,000	58,162,860
6.875% 10/16/25		1,060,000	1,026,637
6.95% 1/28/60		24,897,000	15,498,383
7.69% 1/23/50		53,530,000	36,534,225
Petronas Capital Ltd.:
3.404% 4/28/61 (d)		765,000	586,893
3.5% 4/21/30 (d)		625,000	600,038
Phillips 66 Co.:
3.7% 4/6/23		1,863,000	1,862,712
3.85% 4/9/25		2,401,000	2,381,001
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		4,919,000	4,305,307
3.6% 11/1/24		4,912,000	4,794,893
PT Adaro Indonesia 4.25% 10/31/24 (d)		2,000,000	1,937,875
Qatar Petroleum:
1.375% 9/12/26 (d)		2,965,000	2,681,843
2.25% 7/12/31 (d)		2,990,000	2,601,300
3.125% 7/12/41 (d)		1,630,000	1,318,568
3.3% 7/12/51 (d)		1,665,000	1,320,865
Rockies Express Pipeline LLC:
4.8% 5/15/30 (d)		220,000	184,525
4.95% 7/15/29 (d)		2,610,000	2,354,140
6.875% 4/15/40 (d)		990,000	823,987
SA Global Sukuk Ltd. 1.602% 6/17/26 (d)		3,550,000	3,258,545
Sabine Pass Liquefaction LLC 4.5% 5/15/30		31,000,000	29,677,277
Saudi Arabian Oil Co.:
1.625% 11/24/25 (d)		2,495,000	2,307,875
3.5% 4/16/29 (d)		5,525,000	5,310,906
3.5% 11/24/70 (d)		830,000	596,563
4.25% 4/16/39 (d)		3,090,000	2,881,425
4.375% 4/16/49 (d)		1,025,000	944,025
Sibur Securities DAC 2.95% 7/8/25 (d)		610,000	320,250
Sinopec Group Overseas Development Ltd.:
1.45% 1/8/26 (d)		980,000	900,326
2.7% 5/13/30 (d)		600,000	542,064
SM Energy Co. 5.625% 6/1/25		2,785,000	2,708,413
Southwestern Energy Co. 4.75% 2/1/32		2,275,000	2,027,849
SUEK Securities DAC 3.375% 9/15/26 (c)(d)(e)		2,305,000	345,750
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		2,900,000	2,463,808
5.875% 3/15/28		2,625,000	2,440,795
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.5% 1/15/28 (d)		5,665,000	4,898,222
6% 3/1/27 (d)		12,515,000	11,419,938
6% 12/31/30 (d)		12,460,000	10,905,788
6% 9/1/31 (d)		5,080,000	4,445,000
7.5% 10/1/25 (d)		2,030,000	2,032,538
Tengizchevroil Finance Co. International Ltd. 3.25% 8/15/30 (d)		1,777,000	1,338,081
The Williams Companies, Inc.:
3.5% 11/15/30		32,834,000	29,536,064
3.9% 1/15/25		16,989,000	16,776,653
4% 9/15/25		1,911,000	1,890,004
4.3% 3/4/24		26,077,000	26,084,498
4.5% 11/15/23		4,667,000	4,679,690
4.55% 6/24/24		21,661,000	21,708,216
4.65% 8/15/32		23,596,000	22,747,666
5.3% 8/15/52		5,344,000	5,145,523
5.75% 6/24/44		12,223,000	12,338,645
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		3,952,000	3,532,490
3.95% 5/15/50		12,733,000	10,552,546
Tullow Oil PLC:
7% 3/1/25 (d)		470,000	373,650
10.25% 5/15/26 (d)		2,575,000	2,374,408
Uzbekneftegaz JSC 4.75% 11/16/28 (d)		265,000	194,908
Valero Energy Corp. 2.85% 4/15/25		914,000	884,896
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (d)		2,920,000	2,547,700
4.125% 8/15/31 (d)		2,890,000	2,508,322
Western Gas Partners LP:
3.95% 6/1/25		3,216,000	3,072,503
4.65% 7/1/26		5,039,000	4,795,465
4.75% 8/15/28		3,701,000	3,484,010
YPF SA:
8.5% 3/23/25 (d)		1,180,500	959,378
8.75% 4/4/24 (d)		3,051,300	2,539,826
			1,455,476,932
TOTAL ENERGY			1,483,802,167
FINANCIALS - 15.3%
Banks - 6.5%
Access Bank PLC 6.125% 9/21/26 (d)		1,615,000	1,323,593
AIB Group PLC:
1.875% 11/19/29 (Reg. S) (f)	EUR	8,020,000	7,434,266
2.25% 4/4/28 (Reg. S) (f)	EUR	10,100,000	9,273,329
2.875% 5/30/31 (Reg. S) (f)	EUR	2,100,000	1,929,914
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (f)	EUR	3,600,000	3,009,007
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (d)		262,000	261,836
Banco Espirito Santo SA 4% 12/31/49 (Reg. S) (c)(e)	EUR	1,300,000	189,433
Bank of America Corp.:
2.299% 7/21/32 (f)		34,460,000	27,507,736
2.496% 2/13/31 (f)		10,000,000	8,389,913
3.3% 1/11/23		574,000	573,549
3.419% 12/20/28 (f)		14,844,000	13,749,417
3.5% 4/19/26		13,098,000	12,745,526
3.705% 4/24/28 (f)		20,736,000	19,697,316
3.864% 7/23/24 (f)		43,427,000	43,193,811
3.95% 4/21/25		10,930,000	10,820,788
4.1% 7/24/23		7,314,000	7,326,383
4.2% 8/26/24		25,822,000	25,780,057
4.25% 10/22/26		9,380,000	9,238,521
4.45% 3/3/26		4,916,000	4,896,009
4.571% 4/27/33 (f)		10,000,000	9,547,665
5.015% 7/22/33 (f)		202,394,000	200,504,895
Bank of Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (f)	EUR	6,600,000	5,656,182
2.029% 9/30/27 (d)(f)		7,550,000	6,492,204
2.375% 10/14/29 (Reg. S) (f)	EUR	5,940,000	5,579,637
3.125% 9/19/27 (Reg. S) (f)	GBP	8,840,000	10,260,185
Barclays PLC:
2% 2/7/28 (Reg. S) (f)	EUR	2,350,000	2,330,563
2.852% 5/7/26 (f)		31,500,000	29,491,014
4.375% 1/12/26		15,982,000	15,665,056
5.088% 6/20/30 (f)		26,155,000	24,416,258
5.2% 5/12/26		12,530,000	12,434,189
5.746% 8/9/33 (f)		1,801,000	1,764,679
BNP Paribas SA:
2.159% 9/15/29 (d)(f)		10,072,000	8,288,702
2.219% 6/9/26 (d)(f)		27,762,000	25,590,483
2.5% 3/31/32 (Reg. S) (f)	EUR	7,600,000	6,893,746
BPCE SA 1.5% 1/13/42 (Reg. S) (f)	EUR	7,000,000	6,087,294
Citigroup, Inc.:
2.666% 1/29/31 (f)		10,000,000	8,431,008
3.352% 4/24/25 (f)		17,534,000	17,184,113
4.3% 11/20/26		5,384,000	5,308,157
4.4% 6/10/25		31,901,000	31,761,690
4.412% 3/31/31 (f)		42,031,000	40,108,108
4.45% 9/29/27		19,254,000	18,772,171
4.6% 3/9/26		8,567,000	8,546,740
4.91% 5/24/33 (f)		72,011,000	70,442,767
5.5% 9/13/25		14,874,000	15,259,110
Citizens Financial Group, Inc. 2.638% 9/30/32		10,185,000	8,101,034
Commonwealth Bank of Australia 3.61% 9/12/34 (d)(f)		9,644,000	8,417,430
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22		19,558,000	19,558,396
Danske Bank A/S:
2.25% 1/14/28 (Reg. S) (f)	GBP	3,450,000	3,490,233
5.375% 1/12/24 (Reg. S)		6,050,000	6,094,910
Development Bank of Mongolia 7.25% 10/23/23 (d)		306,000	297,356
Discover Bank 4.2% 8/8/23		11,373,000	11,380,952
First Citizens Bank & Trust Co. 3.929% 6/19/24 (f)		4,855,000	4,807,854
Georgia Bank Joint Stock Co. 6% 7/26/23 (d)		2,368,000	2,385,760
HSBC Holdings PLC:
4.25% 3/14/24		3,945,000	3,933,229
4.95% 3/31/30		5,616,000	5,448,580
5.402% 8/11/33 (f)		900,000	856,327
Intesa Sanpaolo SpA:
3.875% 7/14/27 (d)		5,666,000	5,172,402
4.198% 6/1/32 (d)(f)		4,469,000	3,251,751
5.017% 6/26/24 (d)		16,671,000	15,948,368
5.71% 1/15/26 (d)		65,914,000	61,827,493
JPMorgan Chase & Co.:
2.739% 10/15/30 (f)		10,000,000	8,660,120
2.956% 5/13/31 (f)		16,800,000	14,399,238
3.25% 9/23/22		11,737,000	11,738,298
3.797% 7/23/24 (f)		44,260,000	44,010,405
3.875% 9/10/24		22,801,000	22,701,417
4.125% 12/15/26		20,651,000	20,391,063
4.452% 12/5/29 (f)		40,200,000	38,726,865
4.493% 3/24/31 (f)		60,900,000	59,173,861
4.586% 4/26/33 (f)		89,633,000	86,307,609
4.912% 7/25/33 (f)		89,141,000	88,151,697
Lloyds Banking Group PLC:
1.985% 12/15/31 (f)	GBP	3,200,000	3,132,352
4.976% 8/11/33 (f)		900,000	854,908
National Bank of Uzbekistan 4.85% 10/21/25 (Reg. S)		625,000	550,508
NatWest Group PLC:
2.105% 11/28/31 (Reg. S) (f)	GBP	5,300,000	5,194,780
3.073% 5/22/28 (f)		17,464,000	15,776,776
3.619% 3/29/29 (Reg. S) (f)	GBP	4,700,000	4,921,176
3.622% 8/14/30 (Reg. S) (f)	GBP	2,250,000	2,421,181
4.8% 4/5/26		15,141,000	15,056,563
5.125% 5/28/24		44,276,000	44,283,585
NatWest Markets PLC 2.375% 5/21/23 (d)		33,596,000	33,148,698
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (d)		195,500	107,525
PNC Financial Services Group, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.000% 4.626% 6/6/33 (f)(g)		25,000,000	23,669,807
Rabobank Nederland 4.375% 8/4/25		16,524,000	16,247,577
Societe Generale:
1.038% 6/18/25 (d)(f)		70,150,000	65,428,145
1.488% 12/14/26 (d)(f)		37,622,000	32,786,264
4.25% 4/14/25 (d)		2,700,000	2,643,745
4.75% 11/24/25 (d)		1,750,000	1,709,719
Synchrony Bank:
5.4% 8/22/25		21,633,000	21,600,085
5.625% 8/23/27		19,587,000	19,430,413
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (f)	EUR	5,050,000	4,261,374
5.861% 6/19/32 (d)(f)		4,900,000	4,225,570
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (f)	GBP	3,250,000	3,571,911
Wells Fargo & Co.:
2.406% 10/30/25 (f)		18,129,000	17,322,638
2.572% 2/11/31 (f)		10,000,000	8,469,807
3.526% 3/24/28 (f)		33,177,000	31,341,494
4.478% 4/4/31 (f)		58,414,000	56,177,312
4.897% 7/25/33 (f)		35,000,000	34,438,678
5.013% 4/4/51 (f)		83,211,000	81,268,948
Westpac Banking Corp. 4.11% 7/24/34 (f)		13,519,000	12,160,200
			1,911,591,407
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25		13,384,000	13,141,669
4.25% 2/15/24		9,340,000	9,347,784
Ares Capital Corp.:
3.875% 1/15/26		47,916,000	45,063,303
4.2% 6/10/24		31,505,000	31,222,635
AssuredPartners, Inc. 5.625% 1/15/29 (d)		2,035,000	1,691,513
Coinbase Global, Inc.:
3.375% 10/1/28 (d)		6,190,000	4,000,323
3.625% 10/1/31(d)		7,660,000	4,663,676
Credit Suisse Group AG:
2.125% 11/15/29 (Reg. S) (f)	GBP	3,900,000	3,433,475
2.593% 9/11/25 (d)(f)		38,976,000	36,061,684
3.75% 3/26/25		12,391,000	11,840,052
3.8% 6/9/23		23,347,000	23,232,004
3.869% 1/12/29 (d)(f)		11,793,000	10,215,680
4.194% 4/1/31 (d)(f)		40,588,000	34,102,956
4.207% 6/12/24 (d)(f)		18,061,000	17,777,673
4.282% 1/9/28 (d)		6,700,000	6,014,630
6.5% 8/8/23 (Reg. S)		13,305,000	13,339,939
6.537% 8/12/33 (d)(f)		450,000	429,704
Deutsche Bank AG:
3.25% 5/24/28 (Reg. S) (f)	EUR	3,100,000	2,903,470
4% 6/24/32 (Reg. S) (f)	EUR	6,900,000	6,262,097
4.1% 1/13/26		5,495,000	5,362,559
4.5% 4/1/25		82,560,000	79,884,183
Deutsche Bank AG New York Branch:
3.3% 11/16/22		30,321,000	30,269,542
3.729% 1/14/32 (f)		60,841,000	44,755,143
5.882% 7/8/31 (f)		10,000,000	8,706,180
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (f)		34,782,000	28,155,312
2.6% 2/7/30		10,000,000	8,566,582
3.102% 2/24/33 (f)		32,036,000	27,254,307
3.2% 2/23/23		10,830,000	10,810,423
3.691% 6/5/28 (f)		128,004,000	120,996,704
3.75% 5/22/25		12,741,000	12,515,113
3.8% 3/15/30		70,690,000	65,184,466
6.75% 10/1/37		6,976,000	7,732,359
Hightower Holding LLC 6.75% 4/15/29 (d)		3,180,000	2,672,654
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (d)		1,320,000	1,196,039
Moody's Corp.:
3.25% 1/15/28		7,339,000	6,912,815
3.75% 3/24/25		20,324,000	20,128,308
4.875% 2/15/24		6,892,000	6,969,734
Morgan Stanley:
2.699% 1/22/31 (f)		10,000,000	8,652,080
3.125% 1/23/23		8,282,000	8,270,293
3.125% 7/27/26		69,344,000	66,065,182
3.622% 4/1/31 (f)		39,278,000	35,990,188
3.737% 4/24/24 (f)		79,634,000	79,283,864
4.431% 1/23/30 (f)		14,132,000	13,766,536
4.875% 11/1/22		16,717,000	16,759,649
4.889% 7/20/33 (f)		69,805,000	69,488,035
5% 11/24/25		27,517,000	27,945,568
UBS Group AG:
1.494% 8/10/27 (d)(f)		21,621,000	18,778,186
4.125% 9/24/25 (d)		12,029,000	11,897,869
4.988% 8/5/33 (Reg. S) (f)		900,000	867,431
			1,120,581,571
Consumer Finance - 2.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		41,390,000	38,298,581
2.45% 10/29/26		15,103,000	13,317,119
2.875% 8/14/24		22,114,000	21,124,322
3% 10/29/28		15,819,000	13,448,028
3.3% 1/30/32		26,922,000	21,726,902
4.125% 7/3/23		13,016,000	12,983,965
4.45% 4/3/26		10,546,000	10,133,674
4.875% 1/16/24		16,603,000	16,523,296
6.5% 7/15/25		13,775,000	14,105,239
Ally Financial, Inc.:
1.45% 10/2/23		8,643,000	8,381,078
3.05% 6/5/23		36,615,000	36,338,151
5.125% 9/30/24		8,417,000	8,523,190
5.75% 11/20/25		20,763,000	20,985,984
5.8% 5/1/25		20,531,000	21,001,986
8% 11/1/31		20,441,000	22,746,527
Capital One Financial Corp.:
2.6% 5/11/23		29,071,000	28,857,676
2.636% 3/3/26 (f)		17,584,000	16,664,533
3.273% 3/1/30 (f)		22,490,000	19,792,857
3.65% 5/11/27		52,443,000	50,130,648
3.8% 1/31/28		24,176,000	22,843,841
4.985% 7/24/26 (f)		22,984,000	22,951,788
5.247% 7/26/30 (f)		35,910,000	35,326,291
5.268% 5/10/33 (f)		10,000,000	9,808,045
Discover Financial Services:
3.85% 11/21/22		22,201,000	22,223,060
3.95% 11/6/24		9,389,000	9,294,203
4.1% 2/9/27		11,988,000	11,508,361
4.5% 1/30/26		15,184,000	14,870,785
Ford Motor Credit Co. LLC:
2.9% 2/10/29		3,780,000	3,058,965
3.815% 11/2/27		2,280,000	2,006,856
4.063% 11/1/24		77,591,000	75,319,911
5.584% 3/18/24		20,831,000	20,731,038
OneMain Finance Corp.:
3.5% 1/15/27		4,520,000	3,730,765
3.875% 9/15/28		8,155,000	6,360,900
6.875% 3/15/25		2,910,000	2,828,592
7.125% 3/15/26		6,935,000	6,523,859
Shriram Transport Finance Co. Ltd.:
4.15% 7/18/25 (d)		1,290,000	1,177,367
5.1% 7/16/23 (d)		305,000	298,138
Synchrony Financial:
3.95% 12/1/27		24,512,000	22,284,129
4.25% 8/15/24		23,318,000	23,053,374
4.375% 3/19/24		19,957,000	19,873,055
5.15% 3/19/29		36,585,000	34,795,237
Toyota Motor Credit Corp. 2.9% 3/30/23		30,215,000	30,112,095
			796,064,411
Diversified Financial Services - 0.9%
1MDB Global Investments Ltd. 4.4% 3/9/23		9,800,000	9,365,468
Altus Midstream LP 5.875% 6/15/30 (d)		2,300,000	2,188,013
Blackstone Private Credit Fund:
4.7% 3/24/25		63,655,000	61,597,702
4.875% 4/14/26	GBP	6,500,000	6,790,705
Brixmor Operating Partnership LP:
3.85% 2/1/25		9,126,000	8,898,768
4.05% 7/1/30		19,581,000	17,405,292
4.125% 6/15/26		15,162,000	14,657,569
4.125% 5/15/29		18,497,000	17,025,937
Equitable Holdings, Inc. 3.9% 4/20/23		2,109,000	2,111,539
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.375% 2/1/29		4,780,000	4,065,533
5.25% 5/15/27		16,575,000	15,062,531
6.25% 5/15/26		10,791,000	10,344,630
Intercement Financial Operatio 5.75% 7/17/24 (d)		1,002,000	743,985
Jackson Financial, Inc.:
5.17% 6/8/27		10,301,000	10,168,959
5.67% 6/8/32		12,953,000	12,574,228
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	5,600,000	4,133,673
M&G PLC:
5.625% 10/20/51 (Reg. S) (f)	GBP	5,300,000	5,719,271
6.5% 10/20/48 (Reg. S) (f)		4,150,000	4,231,971
MDGH GMTN RSC Ltd. 2.875% 11/7/29 (d)		1,375,000	1,292,758
OEC Finance Ltd. 4.375% 10/25/29 pay-in-kind (d)		29,036	769
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (d)		22,337,000	22,056,911
Pine Street Trust I 4.572% 2/15/29 (d)		19,248,000	18,360,300
Pine Street Trust II 5.568% 2/15/49 (d)		19,200,000	18,576,965
PTT Treasury Center Co. Ltd. 3.7% 7/16/70 (d)		620,000	424,816
Sparc Em Spc 0% 12/5/22 (d)		25,425	24,897
VMED O2 UK Financing I PLC 4.25% 1/31/31 (d)		5,560,000	4,483,806
			272,306,996
Insurance - 1.4%
AIA Group Ltd.:
0.88% 9/9/33 (Reg. S) (f)	EUR	2,000,000	1,630,326
3.2% 9/16/40 (d)		13,571,000	10,777,999
3.375% 4/7/30 (d)		28,695,000	26,614,477
Alliant Holdings Intermediate LLC 4.25% 10/15/27 (d)		6,756,000	6,085,600
American International Group, Inc. 2.5% 6/30/25		55,000,000	52,430,464
AmWINS Group, Inc. 4.875% 6/30/29 (d)		7,460,000	6,490,399
Cloverie PLC 4.5% 9/11/44 (Reg. S) (f)		4,198,000	4,072,984
Credit Agricole Assurances SA 4.75% 9/27/48 (f)	EUR	3,300,000	3,308,207
Demeter Investments BV:
5.625% 8/15/52 (Reg. S) (f)		6,561,000	6,249,353
5.75% 8/15/50 (Reg. S) (f)		14,850,000	14,471,919
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (f)	EUR	2,400,000	2,177,879
Five Corners Funding Trust II 2.85% 5/15/30 (d)		42,017,000	36,429,065
Liberty Mutual Group, Inc. 4.569% 2/1/29 (d)		8,055,000	7,835,979
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29		12,747,000	12,669,376
4.75% 3/15/39		5,849,000	5,694,968
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (d)		21,378,000	15,996,395
Metropolitan Life Global Funding I 3% 1/10/23 (d)		5,030,000	5,024,088
Pacific LifeCorp 5.125% 1/30/43 (d)		21,516,000	20,672,786
Pricoa Global Funding I 5.375% 5/15/45 (f)		11,144,000	10,951,455
Prudential PLC 2.95% 11/3/33 (Reg. S) (f)		11,200,000	9,532,589
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (f)	GBP	5,100,000	4,665,678
6.75% 12/2/44 (Reg. S) (f)		6,610,000	6,634,788
Sagicor Financial Co. Ltd. 5.3% 5/13/28 (d)		900,000	846,900
SunAmerica, Inc.:
3.5% 4/4/25 (d)		7,079,000	6,817,652
3.65% 4/5/27 (d)		24,155,000	22,710,744
3.85% 4/5/29 (d)		9,902,000	9,113,810
3.9% 4/5/32 (d)		11,788,000	10,588,947
4.35% 4/5/42 (d)		2,681,000	2,272,921
4.4% 4/5/52 (d)		7,930,000	6,615,218
Swiss Re Finance Luxembourg SA 5% 4/2/49 (d)(f)		7,600,000	7,220,000
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (d)		11,520,000	11,152,336
TIAA Asset Management Finance LLC 4.125% 11/1/24 (d)		3,853,000	3,808,040
Unum Group:
3.875% 11/5/25		13,752,000	13,429,789
4% 3/15/24		12,741,000	12,799,241
4% 6/15/29		15,636,000	14,513,373
5.75% 8/15/42		16,274,000	15,057,476
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (f)		4,950,000	4,034,646
			411,397,867
TOTAL FINANCIALS			4,511,942,252
HEALTH CARE - 1.9%
Biotechnology - 0.0%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (d)		6,930,000	4,851,000
Grifols Escrow Issuer SA 4.75% 10/15/28 (d)		4,140,000	3,451,313
			8,302,313
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc.:
3.875% 11/1/29 (d)		5,680,000	4,914,228
4.625% 7/15/28 (d)		2,570,000	2,338,392
Embecta Corp. 5% 2/15/30 (d)		1,560,000	1,367,746
Hologic, Inc.:
3.25% 2/15/29 (d)		5,065,000	4,317,685
4.625% 2/1/28 (d)		443,000	412,544
Teleflex, Inc. 4.25% 6/1/28 (d)		1,370,000	1,244,702
			14,595,297
Health Care Providers & Services - 1.4%
180 Medical, Inc. 3.875% 10/15/29 (d)		3,525,000	3,068,844
AMN Healthcare 4% 4/15/29 (d)		4,420,000	3,801,200
Cano Health, Inc. 6.25% 10/1/28 (d)		3,795,000	3,408,295
Centene Corp.:
2.45% 7/15/28		29,620,000	24,981,212
2.625% 8/1/31		13,830,000	11,064,830
3% 10/15/30		2,650,000	2,211,067
3.375% 2/15/30		24,530,000	21,034,475
4.25% 12/15/27		18,995,000	18,038,792
4.625% 12/15/29		28,835,000	27,163,723
Cigna Corp.:
3.05% 10/15/27		10,400,000	9,703,451
4.375% 10/15/28		19,595,000	19,296,836
4.8% 8/15/38		12,201,000	11,760,264
4.9% 12/15/48		12,189,000	11,571,608
Community Health Systems, Inc.:
4.75% 2/15/31 (d)		5,290,000	3,906,136
5.25% 5/15/30 (d)		5,380,000	4,075,511
5.625% 3/15/27 (d)		7,615,000	6,457,482
6% 1/15/29 (d)		3,545,000	2,909,593
6.125% 4/1/30 (d)		4,265,000	2,643,021
6.875% 4/15/29 (d)		5,185,000	3,240,625
8% 3/15/26 (d)		3,460,000	3,235,100
CVS Health Corp.:
3% 8/15/26		2,303,000	2,214,748
3.625% 4/1/27		7,027,000	6,834,051
4.78% 3/25/38		18,481,000	17,567,238
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (d)		1,425,000	1,048,479
4.625% 6/1/30 (d)		12,270,000	9,877,841
Elevance Health, Inc. 3.3% 1/15/23		4,104,000	4,098,283
HCA Holdings, Inc.:
3.5% 9/1/30		20,891,000	18,230,379
3.625% 3/15/32 (d)		3,086,000	2,666,269
5.625% 9/1/28		16,701,000	16,785,925
5.875% 2/1/29		15,195,000	15,488,567
HealthEquity, Inc. 4.5% 10/1/29 (d)		7,250,000	6,376,665
Humana, Inc. 3.7% 3/23/29		9,378,000	8,855,327
ModivCare Escrow Issuer, Inc. 5% 10/1/29 (d)		1,075,000	947,976
Molina Healthcare, Inc. 3.875% 11/15/30 (d)		2,205,000	1,908,538
Option Care Health, Inc. 4.375% 10/31/29 (d)		4,520,000	3,975,204
Owens & Minor, Inc. 4.5% 3/31/29 (d)		1,505,000	1,282,681
Pediatrix Medical Group, Inc. 5.375% 2/15/30 (d)		4,600,000	3,921,362
Radiology Partners, Inc. 9.25% 2/1/28 (d)		5,605,000	4,176,798
RP Escrow Issuer LLC 5.25% 12/15/25 (d)		8,005,000	7,145,739
Sabra Health Care LP 3.2% 12/1/31		36,074,000	28,684,189
Tenet Healthcare Corp.:
4.25% 6/1/29 (d)		5,960,000	5,139,576
4.375% 1/15/30 (d)		7,560,000	6,615,000
4.625% 7/15/24		787,000	770,638
4.625% 6/15/28 (d)		5,865,000	5,331,256
6.125% 10/1/28 (d)		18,860,000	17,304,050
6.125% 6/15/30 (d)		4,220,000	4,051,622
6.25% 2/1/27 (d)		2,030,000	1,957,519
Toledo Hospital 5.325% 11/15/28		6,970,000	4,556,840
			401,384,825
Health Care Technology - 0.0%
Minerva Merger Sub, Inc. 6.5% 2/15/30 (d)		1,140,000	967,900
Life Sciences Tools & Services - 0.0%
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (d)		1,715,000	1,478,107
4.25% 5/1/28 (d)		515,000	471,982
			1,950,089
Pharmaceuticals - 0.4%
Bausch Health Companies, Inc.:
5% 1/30/28 (d)		3,695,000	1,385,625
7% 1/15/28 (d)		5,945,000	2,288,825
Bayer AG 3.75% 7/1/74 (Reg. S) (f)	EUR	3,300,000	3,191,972
Bayer U.S. Finance II LLC 4.25% 12/15/25 (d)		13,965,000	13,736,542
Catalent Pharma Solutions 3.5% 4/1/30 (d)		5,800,000	4,776,909
Elanco Animal Health, Inc.:
5.772% 8/28/23 (h)		10,157,000	10,139,733
6.4% 8/28/28 (f)		4,279,000	3,979,470
Jazz Securities DAC 4.375% 1/15/29 (d)		7,695,000	6,938,889
Mylan NV 4.55% 4/15/28		13,507,000	12,680,015
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (d)		12,300,000	11,035,191
5.125% 4/30/31 (d)		3,205,000	2,804,375
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22		669,000	664,377
Teva Pharmaceutical Finance Netherlands III BV 4.75% 5/9/27		720,000	629,806
Utah Acquisition Sub, Inc. 3.95% 6/15/26		7,088,000	6,660,902
Valeant Pharmaceuticals International, Inc. 8.5% 1/31/27 (d)		1,555,000	746,400
Viatris, Inc.:
1.65% 6/22/25		3,717,000	3,388,075
2.7% 6/22/30		28,896,000	22,760,114
3.85% 6/22/40		8,232,000	5,718,882
4% 6/22/50		14,216,000	9,185,460
Zoetis, Inc. 3.25% 2/1/23		3,117,000	3,113,769
			125,825,331
TOTAL HEALTH CARE			553,025,755
INDUSTRIALS - 1.7%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (d)		5,811,000	5,733,833
Bombardier, Inc. 7.875% 4/15/27 (d)		9,110,000	8,723,281
BWX Technologies, Inc.:
4.125% 6/30/28 (d)		6,645,000	6,113,400
4.125% 4/15/29 (d)		2,565,000	2,289,263
DAE Funding LLC:
1.55% 8/1/24 (d)		1,670,000	1,558,110
1.625% 2/15/24 (d)		810,000	768,488
Embraer Netherlands Finance BV 5.05% 6/15/25		1,920,000	1,889,760
Moog, Inc. 4.25% 12/15/27 (d)		5,155,000	4,718,629
Rolls-Royce PLC 3.375% 6/18/26	GBP	3,160,000	3,183,650
The Boeing Co.:
5.04% 5/1/27		13,707,000	13,665,773
5.15% 5/1/30		13,707,000	13,490,572
5.705% 5/1/40		13,710,000	13,076,590
5.805% 5/1/50		23,700,000	22,731,345
5.93% 5/1/60		13,710,000	13,092,766
TransDigm, Inc.:
4.625% 1/15/29		8,195,000	6,929,856
5.5% 11/15/27		24,802,000	22,321,800
6.25% 3/15/26 (d)		7,865,000	7,727,363
7.5% 3/15/27		1,917,000	1,869,075
8% 12/15/25 (d)		4,080,000	4,178,736
			154,062,290
Air Freight & Logistics - 0.0%
Aeropuerto Internacional de Tocumen SA:
4% 8/11/41 (d)		740,000	601,620
5.125% 8/11/61 (d)		545,000	437,294
			1,038,914
Airlines - 0.0%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (d)		3,025,000	2,877,622
Azul Investments LLP:
5.875% 10/26/24 (d)		2,048,000	1,571,840
7.25% 6/15/26 (d)		695,000	488,672
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (d)		680,000	666,058
			5,604,192
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (d)		11,540,000	10,963,000
Builders FirstSource, Inc. 4.25% 2/1/32 (d)		3,090,000	2,466,546
			13,429,546
Commercial Services & Supplies - 0.3%
ADT Corp. 4.125% 8/1/29 (d)		2,555,000	2,194,055
APX Group, Inc. 6.75% 2/15/27 (d)		2,091,000	2,030,877
Brand Energy & Infrastructure Services, Inc. 8.5% 7/15/25 (d)		13,117,000	10,624,770
CoreCivic, Inc.:
4.75% 10/15/27		6,275,000	5,277,744
8.25% 4/15/26		12,900,000	12,752,822
Covanta Holding Corp. 4.875% 12/1/29 (d)		2,575,000	2,172,656
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (d)		7,795,000	7,112,938
Madison IAQ LLC:
4.125% 6/30/28 (d)		5,505,000	4,720,538
5.875% 6/30/29 (d)		16,845,000	13,857,371
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 7/15/29 (d)		2,830,000	2,840,697
5.625% 10/1/28 (d)		5,175,000	5,186,799
5.875% 10/1/30 (d)		2,235,000	2,236,692
PowerTeam Services LLC 9.033% 12/4/25 (d)		1,270,000	1,043,584
Rentokil Initial PLC 5% 6/27/32 (Reg. S)	GBP	2,300,000	2,637,462
Stericycle, Inc.:
3.875% 1/15/29 (d)		4,180,000	3,620,925
5.375% 7/15/24 (d)		835,000	817,093
The Bidvest Group UK PLC 3.625% 9/23/26 (d)		875,000	799,313
The GEO Group, Inc. 9.5% 12/31/28 (d)		2,299,000	2,057,605
			81,983,941
Construction & Engineering - 0.1%
Great Lakes Dredge & Dock Corp. 5.25% 6/1/29 (d)		1,510,000	1,287,924
Pike Corp. 5.5% 9/1/28 (d)		16,438,000	13,589,490
Railworks Holdings LP 8.25% 11/15/28 (d)		3,935,000	3,630,038
SRS Distribution, Inc.:
4.625% 7/1/28 (d)		1,980,000	1,752,609
6% 12/1/29 (d)		1,695,000	1,380,031
			21,640,092
Electrical Equipment - 0.0%
Sensata Technologies BV 4% 4/15/29 (d)		2,595,000	2,243,222
Industrial Conglomerates - 0.0%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 4.75% 6/15/29 (d)		1,900,000	1,609,962
Turk Sise ve Cam Fabrikalari A/S 6.95% 3/14/26 (d)		1,235,000	1,140,291
			2,750,253
Machinery - 0.1%
Mueller Water Products, Inc. 4% 6/15/29 (d)		2,825,000	2,541,653
Vertical Holdco GmbH 7.625% 7/15/28 (d)		3,440,000	3,078,800
Vertical U.S. Newco, Inc. 5.25% 7/15/27 (d)		12,585,000	11,452,350
			17,072,803
Marine - 0.0%
MISC Capital Two (Labuan) Ltd.:
3.625% 4/6/25 (d)		915,000	888,694
3.75% 4/6/27 (d)		1,460,000	1,365,356
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 10.75% 7/1/25 (d)		575,000	545,172
Seaspan Corp. 5.5% 8/1/29 (d)		7,650,000	6,300,043
			9,099,265
Professional Services - 0.1%
ASGN, Inc. 4.625% 5/15/28 (d)		2,650,000	2,342,007
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (d)		13,905,000	12,368,498
Thomson Reuters Corp. 3.85% 9/29/24		2,221,000	2,195,660
TriNet Group, Inc. 3.5% 3/1/29 (d)		5,700,000	4,888,121
			21,794,286
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	4,151,000	4,046,217
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (d)		320,000	295,860
			4,342,077
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23		4,831,000	4,795,367
3% 9/15/23		2,041,000	2,012,406
3.375% 7/1/25		24,376,000	23,147,679
4.25% 2/1/24		18,355,000	18,307,002
4.25% 9/15/24		7,664,000	7,575,608
Travis Perkins PLC:
3.75% 2/17/26 (Reg. S)	GBP	1,383,000	1,437,212
4.5% 9/7/23 (Reg. S)	GBP	2,666,000	3,006,657
			60,281,931
Transportation Infrastructure - 0.4%
Aeroporti di Roma SPA:
1.625% 2/2/29 (Reg. S)	EUR	2,040,000	1,692,527
1.75% 7/30/31 (Reg. S)	EUR	1,500,000	1,131,675
Autostrade per L'italia SpA 2.25% 1/25/32 (Reg. S)	EUR	5,500,000	4,284,937
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (d)		37,550,000	34,432,033
3.95% 7/1/24 (d)		7,125,000	6,803,276
4.25% 4/15/26 (d)		5,430,000	5,004,574
4.375% 5/1/26 (d)		16,881,000	15,605,146
5.25% 5/15/24 (d)		13,457,000	13,193,454
5.5% 1/15/26 (d)		14,454,000	13,937,038
DP World Crescent Ltd.:
3.7495% 1/30/30 (d)		2,070,000	1,977,885
3.875% 7/18/29 (Reg. S)		1,545,000	1,483,200
DP World Ltd. 5.625% 9/25/48 (d)		1,080,000	1,056,240
First Student Bidco, Inc./First Transit Parent, Inc. 4% 7/31/29 (d)		7,095,000	6,124,120
Heathrow Funding Ltd.:
2.625% 3/16/28 (Reg. S)	GBP	5,300,000	5,218,682
7.125% 2/14/24	GBP	6,290,000	7,417,713
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	1,900,000	1,537,453
			120,899,953
TOTAL INDUSTRIALS			516,242,765
INFORMATION TECHNOLOGY - 1.5%
Communications Equipment - 0.1%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	6,900,000	5,754,794
CommScope, Inc.:
4.75% 9/1/29 (d)		1,960,000	1,667,862
6% 3/1/26 (d)		4,260,000	4,026,126
7.125% 7/1/28 (d)		3,475,000	2,858,188
8.25% 3/1/27 (d)		1,060,000	908,436
HTA Group Ltd. 7% 12/18/25 (d)		1,565,000	1,465,525
			16,680,931
Electronic Equipment & Components - 0.2%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,920,000	3,960,118
5.85% 7/15/25		5,060,000	5,239,358
6.02% 6/15/26		5,064,000	5,259,728
6.1% 7/15/27		9,288,000	9,766,432
6.2% 7/15/30		8,040,000	8,354,534
II-VI, Inc. 5% 12/15/29 (d)		6,070,000	5,404,546
TTM Technologies, Inc. 4% 3/1/29 (d)		11,095,000	9,597,201
			47,581,917
IT Services - 0.1%
Acuris Finance U.S. 5% 5/1/28 (d)		8,995,000	7,533,313
Arches Buyer, Inc. 4.25% 6/1/28 (d)		3,085,000	2,483,425
CA Magnum Holdings 5.375% (d)(i)		1,585,000	1,418,575
Gartner, Inc.:
3.625% 6/15/29 (d)		1,330,000	1,143,800
3.75% 10/1/30 (d)		2,385,000	2,045,138
4.5% 7/1/28 (d)		3,690,000	3,405,686
Go Daddy Operating Co. LLC / GD Finance Co., Inc.:
3.5% 3/1/29 (d)		2,720,000	2,301,623
5.25% 12/1/27 (d)		3,305,000	3,106,700
Rackspace Hosting, Inc.:
3.5% 2/15/28 (d)		4,380,000	3,163,324
5.375% 12/1/28 (d)		31,459,000	17,349,614
Twilio, Inc. 3.875% 3/15/31		1,890,000	1,525,098
			45,476,296
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (d)		6,532,000	5,602,630
2.45% 2/15/31 (d)		63,710,000	50,799,360
2.6% 2/15/33 (d)		56,472,000	43,423,736
3.5% 2/15/41 (d)		44,880,000	33,667,014
3.75% 2/15/51 (d)		21,062,000	15,440,393
Entegris Escrow Corp.:
4.75% 4/15/29 (d)		3,345,000	3,076,196
5.95% 6/15/30 (d)		5,040,000	4,782,103
onsemi 3.875% 9/1/28 (d)		2,785,000	2,483,663
			159,275,095
Software - 0.6%
Black Knight InfoServ LLC 3.625% 9/1/28 (d)		6,285,000	5,499,375
Clarivate Science Holdings Corp.:
3.875% 7/1/28 (d)		1,210,000	1,035,765
4.875% 7/1/29 (d)		1,225,000	1,012,585
Elastic NV 4.125% 7/15/29 (d)		5,485,000	4,641,572
Fair Isaac Corp. 4% 6/15/28 (d)		2,835,000	2,504,364
ION Trading Technologies Ltd. 5.75% 5/15/28 (d)		8,438,000	7,203,141
MicroStrategy, Inc. 6.125% 6/15/28 (d)		7,360,000	6,141,763
Open Text Corp.:
3.875% 2/15/28 (d)		3,090,000	2,634,225
3.875% 12/1/29 (d)		6,025,000	4,858,753
Oracle Corp.:
1.65% 3/25/26		24,761,000	22,328,747
2.3% 3/25/28		39,119,000	34,000,818
2.8% 4/1/27		26,554,000	24,307,750
2.875% 3/25/31		49,210,000	40,793,607
3.6% 4/1/40		26,550,000	19,308,337
			176,270,802
Technology Hardware, Storage & Peripherals - 0.0%
Lenovo Group Ltd.:
3.421% 11/2/30 (d)		1,305,000	1,057,295
5.875% 4/24/25 (Reg. S)		305,000	305,680
			1,362,975
TOTAL INFORMATION TECHNOLOGY			446,648,016
MATERIALS - 0.8%
Chemicals - 0.4%
Braskem Idesa SAPI 7.45% 11/15/29 (d)		330,000	284,419
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (d)		22,824,000	23,344,302
CVR Partners LP 6.125% 6/15/28 (d)		2,870,000	2,620,380
Element Solutions, Inc. 3.875% 9/1/28 (d)		3,445,000	2,992,844
ENN Clean Energy International Investment Ltd. 3.375% 5/12/26 (d)		1,645,000	1,452,535
Equate Petrochemical BV:
2.625% 4/28/28 (d)		735,000	655,804
4.25% 11/3/26 (d)		605,000	592,900
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.:
5% 12/31/26 (d)		6,495,000	5,883,496
7% 12/31/27 (d)		665,000	548,625
LSB Industries, Inc. 6.25% 10/15/28 (d)		5,675,000	5,252,496
MEGlobal Canada, Inc. 5% 5/18/25 (d)		1,160,000	1,165,800
Methanex Corp.:
5.125% 10/15/27		7,417,000	6,753,179
5.65% 12/1/44		3,217,000	2,348,328
NOVA Chemicals Corp.:
4.25% 5/15/29 (d)		2,885,000	2,372,913
4.875% 6/1/24 (d)		2,621,000	2,504,558
5% 5/1/25 (d)		1,650,000	1,551,817
5.25% 6/1/27 (d)		7,895,000	6,970,456
Nufarm Australia Ltd. 5% 1/27/30 (d)		3,605,000	2,992,150
OCP SA:
3.75% 6/23/31 (d)		1,380,000	1,124,528
4.5% 10/22/25 (d)		305,000	296,765
5.625% 4/25/24 (d)		1,710,000	1,715,643
6.875% 4/25/44 (d)		275,000	241,192
Olympus Water U.S. Holding Corp.:
4.25% 10/1/28 (d)		2,755,000	2,239,815
6.25% 10/1/29 (d)		3,180,000	2,400,900
Orbia Advance Corp. S.A.B. de CV:
1.875% 5/11/26 (d)		1,640,000	1,462,593
2.875% 5/11/31 (d)		875,000	719,031
Sabic Capital I BV 2.15% 9/14/30 (Reg. S)		665,000	573,563
SABIC Capital II BV 4% 10/10/23 (d)		1,583,000	1,578,593
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		1,685,000	1,565,260
5.875% 3/27/24		1,800,000	1,793,700
SCIL IV LLC / SCIL U.S.A. Holdings LLC 5.375% 11/1/26 (d)		2,140,000	1,776,200
The Chemours Co. LLC:
4.625% 11/15/29 (d)		4,970,000	4,100,250
5.375% 5/15/27		5,878,000	5,421,632
5.75% 11/15/28 (d)		14,555,000	13,026,725
Valvoline, Inc. 4.25% 2/15/30 (d)		2,385,000	2,325,137
W.R. Grace Holding LLC 5.625% 8/15/29 (d)		4,290,000	3,389,100
			116,037,629
Construction Materials - 0.0%
CEMEX S.A.B. de CV 3.875% 7/11/31 (d)		635,000	531,733
Containers & Packaging - 0.1%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC:
3.25% 9/1/28 (d)		850,000	733,125
4% 9/1/29 (d)		1,745,000	1,413,450
6% 6/15/27 (d)		2,965,000	2,906,092
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (d)		2,500,000	2,156,675
Berry Global, Inc. 4.875% 7/15/26 (d)		2,605,000	2,536,048
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (d)		1,175,000	1,127,900
Graphic Packaging International, Inc. 3.75% 2/1/30 (d)		1,190,000	1,022,781
Sealed Air Corp. 5% 4/15/29 (d)		3,275,000	3,111,250
Trivium Packaging Finance BV:
5.5% 8/15/26 (d)		7,114,000	6,829,440
8.5% 8/15/27 (d)		9,484,000	9,010,464
			30,847,225
Metals & Mining - 0.3%
Antofagasta PLC:
2.375% 10/14/30 (d)		1,860,000	1,469,400
5.625% 5/13/32 (d)		665,000	658,350
ATI, Inc.:
4.875% 10/1/29		2,005,000	1,793,684
5.875% 12/1/27		17,810,000	16,925,696
Celtic Resources Holdings DAC 4.125% 10/9/24 (d)(e)		1,205,000	141,437
Commercial Metals Co. 4.125% 1/15/30		2,295,000	2,007,195
Compania de Minas Buenaventura SA 5.5% 7/23/26 (d)		675,000	591,806
Corporacion Nacional del Cobre de Chile (Codelco):
3% 9/30/29 (d)		290,000	255,617
3.15% 1/14/30 (d)		750,000	661,547
3.7% 1/30/50 (d)		1,755,000	1,273,801
Eldorado Gold Corp. 6.25% 9/1/29 (d)		1,420,000	1,135,556
Endeavour Mining PLC 5% 10/14/26 (d)		900,000	769,106
ERO Copper Corp. 6.5% 2/15/30 (d)		6,755,000	5,002,922
First Quantum Minerals Ltd.:
6.875% 3/1/26 (d)		1,455,000	1,396,618
6.875% 10/15/27 (d)		5,745,000	5,498,654
7.5% 4/1/25 (d)		2,150,000	2,121,781
Fresnillo PLC 4.25% 10/2/50 (d)		940,000	726,033
Gcm Mining Corp. 6.875% 8/9/26 (d)		1,725,000	1,362,750
Gold Fields Orogen Holding BVI Ltd. 5.125% 5/15/24 (d)		420,000	422,179
HudBay Minerals, Inc. 4.5% 4/1/26 (d)		1,290,000	1,170,675
JSW Steel Ltd. 3.95% 4/5/27 (d)		1,195,000	997,825
Kaiser Aluminum Corp.:
4.5% 6/1/31 (d)		1,235,000	972,353
4.625% 3/1/28 (d)		6,232,000	5,367,842
Metinvest BV:
7.75% 4/23/23 (d)		1,602,000	841,050
8.5% 4/23/26 (Reg. S)		435,000	193,249
Mineral Resources Ltd. 8.5% 5/1/30 (d)		3,130,000	3,152,911
PMHC II, Inc. 9% 2/15/30 (d)		3,010,000	2,192,758
PT Freeport Indonesia:
4.763% 4/14/27 (d)		580,000	563,325
5.315% 4/14/32 (d)		985,000	911,125
6.2% 4/14/52 (d)		670,000	589,600
PT Indonesia Asahan Aluminium Tbk:
4.75% 5/15/25 (d)		320,000	321,168
5.45% 5/15/30 (d)		1,225,000	1,196,948
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (d)		4,060,000	3,643,850
Stillwater Mining Co. 4% 11/16/26 (d)		2,115,000	1,863,579
TMK Capital SA 4.3% 2/12/27 (Reg. S) (c)		990,000	198,000
Usiminas International SARL 5.875% 7/18/26 (d)		1,530,000	1,493,949
VM Holding SA 6.5% 1/18/28 (d)		1,405,000	1,393,233
Volcan Compania Minera SAA 4.375% 2/11/26 (d)		505,000	437,393
			71,714,965
Paper & Forest Products - 0.0%
Glatfelter Corp. 4.75% 11/15/29 (d)		1,910,000	1,184,200
SPA Holdings 3 OY 4.875% 2/4/28 (d)		6,520,000	5,296,790
			6,480,990
TOTAL MATERIALS			225,612,542
REAL ESTATE - 2.7%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		16,606,000	16,510,480
American Finance Trust, Inc./American Finance Operating Partnership LP 4.5% 9/30/28 (d)		1,420,000	1,139,337
American Homes 4 Rent LP:
2.375% 7/15/31		2,770,000	2,222,965
3.625% 4/15/32		10,838,000	9,459,308
Boston Properties, Inc.:
3.25% 1/30/31		15,144,000	13,044,204
4.5% 12/1/28		12,665,000	12,326,019
Corporate Office Properties LP:
2% 1/15/29		2,119,000	1,673,775
2.25% 3/15/26		6,484,000	5,811,676
2.75% 4/15/31		6,131,000	4,814,863
CTR Partnership LP/CareTrust Capital Corp. 3.875% 6/30/28 (d)		3,340,000	2,829,770
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (d)		1,115,000	959,588
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		4,838,000	4,168,949
3.5% 8/1/26		5,039,000	4,806,312
Healthpeak Properties, Inc.:
3.25% 7/15/26		2,056,000	1,975,038
3.5% 7/15/29		2,351,000	2,162,603
Hudson Pacific Properties LP 4.65% 4/1/29		27,154,000	25,492,011
Invitation Homes Operating Partnership LP 4.15% 4/15/32		16,356,000	14,703,342
iStar Financial, Inc.:
4.25% 8/1/25		1,005,000	1,003,020
4.75% 10/1/24		1,225,000	1,225,478
Kimco Realty Corp. 3.375% 10/15/22		1,739,000	1,739,008
Kite Realty Group Trust 4.75% 9/15/30		1,467,000	1,331,992
LXP Industrial Trust (REIT):
2.7% 9/15/30		7,113,000	5,738,630
4.4% 6/15/24		2,936,000	2,896,625
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	2,850,000	2,835,322
4.625% 8/1/29		3,780,000	3,220,359
5% 10/15/27		23,696,000	21,286,980
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		23,679,000	17,982,116
3.375% 2/1/31		13,097,000	10,668,175
3.625% 10/1/29		39,642,000	33,884,417
4.375% 8/1/23		5,521,000	5,485,189
4.5% 1/15/25		6,808,000	6,747,102
4.5% 4/1/27		32,478,000	31,103,863
4.75% 1/15/28		18,782,000	17,962,762
4.95% 4/1/24		11,105,000	11,133,863
5.25% 1/15/26		18,623,000	18,463,731
Park Intermediate Holdings LLC 7.5% 6/1/25 (d)		1,000,000	1,008,900
Piedmont Operating Partnership LP 2.75% 4/1/32		5,512,000	4,197,920
Realty Income Corp.:
2.2% 6/15/28		3,122,000	2,740,052
2.85% 12/15/32		3,841,000	3,293,372
3.25% 1/15/31		3,878,000	3,476,310
3.4% 1/15/28		6,031,000	5,657,694
Retail Opportunity Investments Partnership LP:
4% 12/15/24		2,151,000	2,093,575
5% 12/15/23		1,293,000	1,295,362
RLJ Lodging Trust LP 3.75% 7/1/26 (d)		660,000	592,112
SBA Communications Corp. 3.125% 2/1/29		4,890,000	4,028,993
Senior Housing Properties Trust 9.75% 6/15/25		341,000	335,220
Service Properties Trust 7.5% 9/15/25		510,000	489,427
Simon Property Group LP 2.45% 9/13/29		6,352,000	5,482,548
SITE Centers Corp.:
3.625% 2/1/25		5,451,000	5,246,159
4.25% 2/1/26		18,338,000	17,857,286
Store Capital Corp.:
2.7% 12/1/31		7,899,000	6,272,664
2.75% 11/18/30		7,730,000	6,274,418
4.625% 3/15/29		5,948,000	5,749,344
Sun Communities Operating LP:
2.3% 11/1/28		6,226,000	5,256,786
2.7% 7/15/31		15,891,000	12,792,672
Uniti Group LP / Uniti Group Finance, Inc.:
4.75% 4/15/28 (d)		12,375,000	10,340,352
6.5% 2/15/29 (d)		37,205,000	28,345,745
Uniti Group, Inc.:
6% 1/15/30 (d)		10,595,000	7,470,585
7.875% 2/15/25 (d)		8,135,000	8,036,526
Ventas Realty LP:
3% 1/15/30		28,128,000	24,482,465
3.5% 2/1/25		3,798,000	3,706,857
3.75% 5/1/24		15,927,000	15,751,441
4% 3/1/28		6,996,000	6,659,321
4.125% 1/15/26		3,540,000	3,472,294
4.75% 11/15/30		39,136,000	37,947,303
VICI Properties LP:
4.375% 5/15/25		2,699,000	2,635,493
4.75% 2/15/28		21,253,000	20,394,542
4.95% 2/15/30		33,145,000	31,823,208
5.125% 5/15/32		6,542,000	6,234,330
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (d)		155,000	145,989
4.25% 12/1/26 (d)		225,000	210,751
4.625% 12/1/29 (d)		485,000	448,019
Vornado Realty LP 2.15% 6/1/26		6,904,000	6,076,483
WP Carey, Inc.:
3.85% 7/15/29		4,522,000	4,193,590
4% 2/1/25		21,671,000	21,458,539
			652,783,519
Real Estate Management & Development - 0.5%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	4,540,000	2,363,361
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	16,200,000	8,750,602
2.25% 4/27/27 (Reg. S)	EUR	1,800,000	958,903
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (f)	EUR	1,956,000	1,906,712
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	8,500,000	6,766,707
1.75% 3/12/29 (Reg. S)	EUR	4,975,000	4,022,649
2.625% 10/20/28 (Reg. S)	GBP	1,900,000	1,802,234
Brandywine Operating Partnership LP:
3.95% 2/15/23		18,541,000	18,533,249
3.95% 11/15/27		14,429,000	13,299,602
4.1% 10/1/24		13,139,000	12,890,592
4.55% 10/1/29		15,790,000	14,861,584
CBRE Group, Inc. 2.5% 4/1/31		21,262,000	17,067,245
Deutsche Annington Finance BV 5% 10/2/23 (d)		3,695,000	3,701,072
DTZ U.S. Borrower LLC 6.75% 5/15/28 (d)		315,000	312,244
Essex Portfolio LP 3.875% 5/1/24		5,607,000	5,567,157
Greystar Real Estate Partners 5.75% 12/1/25 (d)		459,000	452,496
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	4,150,000	3,193,176
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	4,100,000	3,210,946
Howard Hughes Corp.:
4.125% 2/1/29 (d)		1,995,000	1,646,655
4.375% 2/1/31 (d)		1,995,000	1,595,342
Kennedy-Wilson, Inc. 4.75% 2/1/30		8,025,000	6,600,563
Post Apartment Homes LP 3.375% 12/1/22		819,000	819,000
Realogy Group LLC/Realogy Co-Issuer Corp. 5.75% 1/15/29 (d)		190,000	148,438
Samhallsbyggnadsbolaget I Norden AB:
1% 8/12/27 (Reg. S)	EUR	2,000,000	1,366,732
1.75% 1/14/25 (Reg. S)	EUR	1,711,000	1,430,179
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	2,300,000	1,973,821
Tanger Properties LP:
2.75% 9/1/31		16,274,000	12,376,357
3.125% 9/1/26		8,723,000	8,100,171
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	1,580,000	1,389,580
			157,107,369
TOTAL REAL ESTATE			809,890,888
UTILITIES - 1.7%
Electric Utilities - 0.9%
Adani Electricity Mumbai Ltd. 3.867% 7/22/31 (d)		865,000	686,438
Alabama Power Co. 3.05% 3/15/32		23,863,000	21,711,448
American Electric Power Co., Inc. 2.95% 12/15/22		3,144,000	3,137,536
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (f)	EUR	1,050,000	817,124
CEZ A/S 2.375% 4/6/27 (Reg. S)	EUR	1,250,000	1,159,335
Clearway Energy Operating LLC:
3.75% 2/15/31 (d)		2,595,000	2,166,885
4.75% 3/15/28 (d)		1,030,000	964,338
Cleco Corporate Holdings LLC 3.375% 9/15/29		12,555,000	11,115,756
Comision Federal de Electricid:
3.348% 2/9/31 (d)		325,000	254,170
4.688% 5/15/29 (d)		1,450,000	1,302,100
Duke Energy Corp.:
2.45% 6/1/30		10,750,000	9,074,777
3.85% 6/15/34	EUR	4,500,000	4,294,895
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (d)		5,172,000	4,219,873
2.775% 1/7/32 (d)		16,845,000	13,735,757
EnBW Energie Baden-Wuerttemberg AG 1.375% 8/31/81 (Reg. S) (f)	EUR	3,700,000	2,776,942
Enel SpA 3.375% (Reg. S) (f)(i)	EUR	4,075,000	3,649,821
Entergy Corp. 2.8% 6/15/30		11,033,000	9,443,622
Eskom Holdings SOC Ltd.:
6.35% 8/10/28 (d)		925,000	876,148
6.75% 8/6/23 (d)		4,740,000	4,595,726
7.125% 2/11/25 (d)		250,000	234,500
Eversource Energy 2.8% 5/1/23		9,622,000	9,547,814
Exelon Corp.:
2.75% 3/15/27 (d)		5,281,000	4,933,736
3.35% 3/15/32 (d)		16,412,000	14,720,182
4.05% 4/15/30		6,798,000	6,537,690
4.1% 3/15/52 (d)		4,750,000	4,107,169
4.7% 4/15/50		3,027,000	2,846,819
Exgen Texas Power LLC 3 month U.S. LIBOR + 6.750% 9.0429% 10/8/26 (c)(f)(g)		1,456,170	1,456,170
FirstEnergy Corp. 7.375% 11/15/31		37,147,000	43,595,162
InterGen NV 7% 6/30/23 (d)		7,075,000	6,721,250
IPALCO Enterprises, Inc.:
3.7% 9/1/24		6,665,000	6,574,418
4.25% 5/1/30		8,975,000	8,277,683
Israel Electric Corp. Ltd. 3.75% 2/22/32 (Reg. S) (d)		1,545,000	1,429,236
Lamar Funding Ltd. 3.958% 5/7/25 (d)		1,545,000	1,476,730
Mong Duong Finance Holdings BV 5.125% 5/7/29 (d)		1,695,000	1,398,163
Monongahela Power Co. 4.1% 4/15/24 (d)		2,537,000	2,514,955
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (f)	EUR	8,200,000	6,715,619
NRG Energy, Inc.:
3.375% 2/15/29 (d)		3,565,000	2,928,586
5.25% 6/15/29 (d)		3,295,000	2,945,071
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (d)		2,416,383	2,337,851
PG&E Corp.:
5% 7/1/28		6,600,000	5,860,569
5.25% 7/1/30		11,820,000	10,218,390
Southern Co. 1.875% 9/15/81 (f)	EUR	8,500,000	6,210,089
Vistra Operations Co. LLC:
5% 7/31/27 (d)		3,800,000	3,536,584
5.625% 2/15/27 (d)		3,370,000	3,243,625
			256,350,752
Gas Utilities - 0.0%
ENN Energy Holdings Ltd. 4.625% 5/17/27 (d)		1,645,000	1,637,548
Nakilat, Inc. 6.067% 12/31/33 (d)		1,157,461	1,226,040
Promigas SA ESP/Gases del Pacifico SAC 3.75% 10/16/29 (d)		900,000	767,250
Superior Plus LP / Superior General Partner, Inc. 4.5% 3/15/29 (d)		1,725,000	1,521,122
			5,151,960
Independent Power and Renewable Electricity Producers - 0.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (d)		3,600,000	3,222,003
Aydem Yenilenebilir Enerji A/S 7.75% 2/2/27 (d)		640,000	473,120
Emera U.S. Finance LP 3.55% 6/15/26		5,152,000	4,935,410
Energo-Pro A/S 8.5% 2/4/27 (d)		630,000	587,987
EnfraGen Energia Sur SA 5.375% 12/30/30 (d)		2,620,000	1,830,031
Investment Energy Resources Ltd. 6.25% 4/26/29 (d)		1,300,000	1,165,125
RWE AG 2.75% 5/24/30 (Reg. S)	EUR	10,050,000	9,557,088
Termocandelaria Power Ltd. 7.875% 1/30/29 (d)		1,326,000	1,234,257
The AES Corp.:
2.45% 1/15/31		18,564,000	15,296,426
3.3% 7/15/25 (d)		33,229,000	31,517,707
3.95% 7/15/30 (d)		28,974,000	26,467,749
			96,286,903
Multi-Utilities - 0.5%
Abu Dhabi National Energy Co. PJSC:
4% 10/3/49 (d)		1,540,000	1,436,050
4.875% 4/23/30 (d)		250,000	263,250
Berkshire Hathaway Energy Co. 4.05% 4/15/25		49,782,000	49,848,202
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30		3,091,000	2,901,948
NiSource, Inc.:
2.95% 9/1/29		31,524,000	28,052,599
5.25% 2/15/43		8,116,000	7,919,219
5.8% 2/1/42		4,036,000	4,026,241
5.95% 6/15/41		5,760,000	5,941,877
Puget Energy, Inc.:
4.1% 6/15/30		21,032,000	19,374,322
4.224% 3/15/32		21,626,000	19,923,672
Sempra Energy 6% 10/15/39		9,562,000	10,231,306
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 5.0176% 5/15/67 (f)(g)		2,459,000	2,041,708
			151,960,394
Water Utilities - 0.0%
Anglian Water (Osprey) Financing PLC 2% 7/31/28 (Reg. S)	GBP	1,450,000	1,394,615
Southern Water Services Finance Ltd. 1.625% 3/30/27 (Reg. S)	GBP	1,765,000	1,811,098
			3,205,713
TOTAL UTILITIES			512,955,722

TOTAL NONCONVERTIBLE BONDS			11,382,346,572

TOTAL CORPORATE BONDS
(Cost $12,580,781,780)			11,413,017,145

U.S. Treasury Obligations - 24.7%
U.S. Treasury Bonds:
1.125% 5/15/40		$207,334,000	$141,116,704
1.75% 8/15/41		208,680,000	155,042,719
1.875% 11/15/51		400,075,000	291,335,863
2% 11/15/41 (j)(k)(l)		203,400,000	158,000,485
2% 8/15/51		1,286,676,000	966,615,345
2.25% 2/15/52		299,670,000	239,361,413
2.875% 5/15/52		387,911,000	357,484,231
3% 2/15/47		396,205,000	359,370,316
3.25% 5/15/42 (j)(k)(l)		159,181,000	152,266,575
3.375% 8/15/42		4,200,000	4,098,281
U.S. Treasury Notes:
0.75% 3/31/26 (j)		15,751,000	14,311,875
0.875% 6/30/26		620,620,000	563,503,566
1.125% 8/31/28		253,740,000	223,162,348
1.25% 5/31/28		1,472,696,000	1,311,389,715
1.25% 9/30/28		344,070,000	304,327,228
1.625% 9/30/26		183,928,000	171,570,338
2.625% 5/31/27		150,000,000	145,277,343
2.625% 7/31/29 (j)(l)		4,009,000	3,843,002
2.75% 5/31/29		500,000,000	482,460,940
2.75% 8/15/32 (m)		770,411,000	743,205,862
2.875% 5/15/32		528,778,000	515,393,307
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $8,461,863,226)			7,303,137,456

U.S. Government Agency - Mortgage Securities - 14.9%
Fannie Mae - 4.4%
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (f)(g)		11,806	11,885
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (f)(g)		12,593	12,731
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (f)(g)		4,069	4,142
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (f)(g)		9,369	9,601
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (f)(g)		13,095	13,236
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (f)(g)		17,389	17,581
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (f)(g)		24,315	24,809
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (f)(g)		11,477	11,735
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (f)(g)		7,125	7,246
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (f)(g)		17,735	18,171
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (f)(g)		20,779	21,192
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (f)(g)		24,008	24,518
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (f)(g)		25,290	25,724
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (f)(g)		19,895	20,376
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (f)(g)		8,755	8,876
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (f)(g)		35,710	36,638
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (f)(g)		18,065	18,322
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (f)(g)		87,683	89,176
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (f)(g)		869,159	889,703
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (f)(g)		14,901	15,254
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (f)(g)		20,129	20,456
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (f)(g)		8,136	8,356
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (f)(g)		39,059	39,701
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (f)(g)		17,617	18,092
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (f)(g)		15,606	15,905
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (f)(g)		7,669	7,721
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (f)(g)		17,643	18,147
6 month U.S. LIBOR + 1.470% 2.112% 10/1/33 (f)(g)		496	503
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (f)(g)		39,102	39,758
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (f)(g)		254	260
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (f)(g)		5,016	5,092
6 month U.S. LIBOR + 1.530% 2.44% 3/1/35 (f)(g)		7,306	7,423
6 month U.S. LIBOR + 1.550% 2.387% 10/1/33 (f)(g)		2,535	2,598
6 month U.S. LIBOR + 1.560% 3.64% 7/1/35 (f)(g)		3,890	4,003
6 month U.S. LIBOR + 1.740% 2.865% 12/1/34 (f)(g)		714	731
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (f)(g)		5,251	5,397
U.S. TREASURY 1 YEAR INDEX + 1.940% 2.643% 10/1/33 (f)(g)		36,113	37,206
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (f)(g)		7,340	7,510
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (f)(g)		28,949	29,847
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (f)(g)		15,255	15,734
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (f)(g)		33,018	34,011
1.5% 11/1/40 to 10/1/51		37,222,407	31,490,631
2% 10/1/35 to 3/1/52 (j)(l)		369,313,150	321,232,222
2.5% 5/1/31 to 3/1/52 (j)		322,707,379	292,204,994
3% 5/1/30 to 5/1/52		256,765,246	240,936,627
3.5% 5/1/36 to 3/1/52		174,952,781	168,913,970
4% 3/1/36 to 11/1/49		78,955,635	78,516,722
4.5% to 4.5% 6/1/33 to 7/1/52 (l)		79,168,489	80,343,982
5% 11/1/22 to 2/1/49		54,970,090	56,809,718
5.258% 8/1/41 (f)		646,593	665,725
5.5% 12/1/23 to 5/1/49		7,204,298	7,519,461
6% to 6% 9/1/29 to 1/1/42		2,696,067	2,883,973
6.5% 7/1/23 to 4/1/37		1,110,146	1,188,454
6.645% 2/1/39 (f)		372,088	387,881
7% to 7% 4/1/23 to 7/1/37		228,088	244,144
7.5% to 7.5% 6/1/25 to 11/1/31		110,587	117,440
8% 3/1/37		6,472	7,306

TOTAL FANNIE MAE			1,285,062,617

Freddie Mac - 2.9%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (f)(g)		10,791	10,777
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (f)(g)		47,115	47,336
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (f)(g)		27,337	27,501
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (f)(g)		388,882	393,627
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (f)(g)		124,262	126,730
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (f)(g)		86,340	88,366
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (f)(g)		18,371	18,733
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (f)(g)		12,065	12,317
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (f)(g)		3,016	3,072
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (f)(g)		94,157	96,350
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (f)(g)		23,973	24,424
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (f)(g)		24,790	25,343
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (f)(g)		31,341	32,082
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (f)(g)		7,989	8,199
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (f)(g)		15,833	16,016
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (f)(g)		353	359
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (f)(g)		24,131	24,764
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (f)(g)		36,118	36,765
6 month U.S. LIBOR + 1.120% 2.029% 8/1/37 (f)(g)		17,484	17,489
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (f)(g)		831	853
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (f)(g)		51,368	52,382
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (f)(g)		22,245	22,725
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (f)(g)		11,638	12,016
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (f)(g)		8,688	9,023
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (f)(g)		34,097	34,741
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (f)(g)		68,537	69,895
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (f)(g)		136,104	140,039
1.5% 12/1/40 to 10/1/51		13,400,079	11,283,569
2% 8/1/35 to 4/1/52		273,605,506	236,999,747
2.5% 6/1/31 to 2/1/52		223,326,675	202,038,698
3% 6/1/31 to 4/1/52		137,275,659	128,417,685
3.5% 1/1/32 to 3/1/52 (j)(k)		153,064,812	148,666,635
3.5% 8/1/47		44,901	43,417
4% 5/1/37 to 6/1/48		104,733,757	104,293,812
4% 4/1/48		38,605	38,175
4.5% 6/1/25 to 7/1/49		21,616,764	21,995,774
5% 8/1/33 to 7/1/41		4,821,007	4,999,943
6% 1/1/23 to 12/1/37		499,535	531,826
6.5% 5/1/26 to 9/1/39		570,206	619,007
7% 3/1/26 to 9/1/36		243,217	262,640
7.5% 1/1/27 to 11/1/31		1,755	1,891
8% 7/1/24 to 4/1/32		5,205	5,635
8.5% 12/1/22 to 1/1/28		3,856	4,090

TOTAL FREDDIE MAC			861,554,468

Freddie Mac Multi-family Structured pass-thru certificates - 0.0%
3% 10/1/31		314,668	306,124
Ginnie Mae - 3.3%
3.5% 6/20/34 to 5/20/50		59,224,753	57,837,174
4% 5/20/33 to 5/20/49		89,594,713	89,213,118
4.5% 6/20/33 to 8/15/41		10,695,533	10,909,775
5% 12/15/32 to 4/20/48		10,818,708	11,236,883
5.5% 7/15/33 to 9/15/39		349,281	367,842
6% to 6% 10/15/30 to 11/15/39		137,271	146,117
7% to 7% 11/15/22 to 3/15/33		286,402	304,719
7.5% to 7.5% 11/15/22 to 9/15/31		68,175	71,430
8% 12/15/23 to 11/15/29		12,099	12,651
8.5% 11/15/27 to 1/15/31		4,251	4,627
2% 10/20/50		6,727,121	5,991,583
2% 9/1/52 (n)		93,450,000	82,564,645
2% 9/1/52 (n)		20,000,000	17,670,336
2% 9/1/52 (n)		20,100,000	17,758,688
2% 9/1/52 (n)		21,500,000	18,995,611
2% 9/1/52 (n)		21,500,000	18,995,611
2% 9/1/52 (n)		33,050,000	29,200,230
2% 9/1/52 (n)		18,300,000	16,168,357
2% 9/1/52 (n)		14,600,000	12,899,345
2% 9/1/52 (n)		11,650,000	10,292,971
2% 9/1/52 (n)		3,450,000	3,048,133
2% 10/1/52 (n)		83,150,000	73,448,183
2% 10/1/52 (n)		41,550,000	36,702,008
2% 10/1/52 (n)		29,100,000	25,704,656
2.5% 7/20/51 to 12/20/51		35,506,309	32,532,289
2.5% 9/1/52 (n)		42,550,000	38,796,928
2.5% 9/1/52 (n)		3,900,000	3,556,005
2.5% 9/1/52 (n)		38,950,000	35,514,462
2.5% 9/1/52 (n)		19,450,000	17,734,436
2.5% 9/1/52 (n)		19,600,000	17,871,206
2.5% 9/1/52 (n)		18,450,000	16,822,640
2.5% 9/1/52 (n)		20,950,000	19,102,130
2.5% 10/1/52 (n)		78,950,000	71,964,717
3% 5/20/42 to 10/20/51		80,359,799	75,922,057
3% 9/1/52 (n)		9,625,000	9,033,464
3% 9/1/52 (n)		13,050,000	12,247,969
3% 9/1/52 (n)		6,500,000	6,100,521
3% 9/1/52 (n)		9,775,000	9,174,245
3% 9/1/52 (n)		9,775,000	9,174,245
3% 9/1/52 (n)		11,275,000	10,582,058
3% 10/1/52 (n)		15,950,000	14,959,149
3% 10/1/52 (n)		9,550,000	8,956,732
3.5% 9/1/52 (n)		26,300,000	25,356,716
6.5% 3/20/31 to 6/15/37		102,710	110,602

TOTAL GINNIE MAE			975,057,264

Uniform Mortgage Backed Securities - 4.3%
1.5% 9/1/37 (n)		9,500,000	8,533,125
1.5% 9/1/37 (n)		19,600,000	17,605,185
1.5% 9/1/37 (n)		16,800,000	15,090,158
1.5% 10/1/37 (n)		14,850,000	13,340,361
1.5% 10/1/37 (n)		11,150,000	10,016,500
1.5% 9/1/52 (n)		62,150,000	50,919,570
1.5% 9/1/52 (n)		22,800,000	18,680,067
1.5% 9/1/52 (n)		8,400,000	6,882,130
1.5% 9/1/52 (n)		19,575,000	16,037,821
2% 9/1/37 (n)		50,100,000	46,164,805
2% 9/1/37 (n)		22,050,000	20,318,043
2% 9/1/37 (n)		26,050,000	24,003,856
2% 9/1/37 (n)		11,050,000	10,182,058
2% 9/1/37 (n)		7,950,000	7,325,553
2% 9/1/37 (n)		7,950,000	7,325,553
2% 9/1/37 (n)		8,700,000	8,016,643
2% 10/1/37 (n)		23,950,000	22,065,061
2% 10/1/37 (n)		11,950,000	11,009,498
2% 10/1/37 (n)		12,000,000	11,055,563
2% 9/1/52 (n)		58,800,000	50,600,181
2% 9/1/52 (n)		51,850,000	44,619,378
2% 9/1/52 (n)		63,450,000	54,601,726
2% 9/1/52 (n)		45,300,000	38,982,793
2% 9/1/52 (n)		48,400,000	41,650,489
2% 9/1/52 (n)		23,600,000	20,308,916
2% 9/1/52 (n)		13,950,000	12,004,635
2% 9/1/52 (n)		7,525,000	6,475,618
2% 9/1/52 (n)		9,300,000	8,003,090
2% 9/1/52 (n)		17,700,000	15,231,687
2% 9/1/52 (n)		7,000,000	6,023,831
2% 9/1/52 (n)		11,900,000	10,240,513
2% 9/1/52 (n)		5,850,000	5,034,202
2% 9/1/52 (n)		5,900,000	5,077,229
2% 9/1/52 (n)		5,850,000	5,034,202
2% 10/1/52 (n)		64,800,000	55,748,276
2% 10/1/52 (n)		44,300,000	38,111,861
2% 10/1/52 (n)		66,550,000	57,253,824
2.5% 9/1/37 (n)		8,700,000	8,226,933
2.5% 9/1/37 (n)		5,800,000	5,484,622
2.5% 9/1/37 (n)		5,800,000	5,484,622
2.5% 9/1/52 (n)		64,750,000	57,829,857
2.5% 9/1/52 (n)		67,150,000	59,973,357
2.5% 9/1/52 (n)		28,100,000	25,096,818
2.5% 9/1/52 (n)		34,675,000	30,969,116
2.5% 9/1/52 (n)		2,900,000	2,590,063
3% 9/1/52 (n)		40,900,000	37,848,488
3% 9/1/52 (n)		19,950,000	18,461,548
3% 9/1/52 (n)		15,900,000	14,713,715
3.5% 9/1/52 (n)		9,700,000	9,246,828
3.5% 9/1/52 (n)		9,600,000	9,151,500
4% 9/1/52 (n)		49,150,000	47,963,465
4% 9/1/52 (n)		38,450,000	37,521,775
4.5% 9/1/52 (n)		28,400,000	28,224,727
4.5% 9/1/52 (n)		15,400,000	15,304,957
4.5% 9/1/52 (n)		1,200,000	1,192,594
4.5% 9/1/52 (n)		1,300,000	1,291,977
4.5% 9/1/52 (n)		1,300,000	1,291,977
5% 9/1/52 (n)		35,000,000	35,317,205
5.5% 9/1/52 (n)		3,750,000	3,834,752
5.5% 9/1/52 (n)		3,750,000	3,834,752
5.5% 9/1/52 (n)		7,500,000	7,669,504
5.5% 9/1/52 (n)		5,200,000	5,317,523

TOTAL UNIFORM MORTGAGE BACKED SECURITIES			1,273,416,676

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $4,677,086,129)			4,395,397,149

Asset-Backed Securities - 6.3%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (d)		$8,849,545	$5,959,517
Series 2019-1 Class A, 3.844% 5/15/39 (d)		8,924,281	6,180,065
Series 2019-2:
Class A, 3.376% 10/16/39 (d)		19,460,062	14,235,931
Class B, 4.458% 10/16/39 (c)(d)		3,803,418	1,825,717
Series 2021-1A Class A, 2.95% 11/16/41 (d)		21,860,629	18,235,758
Series 2021-2A Class A, 2.798% 1/15/47 (d)		41,834,766	34,896,466
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (d)		8,740,651	8,678,980
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (d)(f)(g)		6,384,000	6,271,559
AIMCO CLO Series 2021-AA Class AR2, 3 month U.S. LIBOR + 1.140% 3.8803% 10/17/34 (d)(f)(g)		2,687,000	2,614,787
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (d)(f)(g)		15,632,000	15,253,315
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (d)(f)(g)		39,309,000	38,163,379
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (d)(f)(g)		18,066,000	17,712,485
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (d)(f)(g)		18,308,000	17,761,964
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27		13,700,000	13,647,974
American Homes 4 Rent:
Series 2014-SFR3 Class E, 6.418% 12/17/36 (d)		478,000	485,484
Series 2015-SFR1 Class E, 5.639% 4/17/52 (d)		1,082,438	1,087,764
Series 2015-SFR2:
Class E, 6.07% 10/17/52 (d)		1,118,000	1,134,700
Class XS, 0% 10/17/52 (c)(d)(f)(o)		751,094	8
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (d)		6,210,598	5,130,327
Class B, 4.335% 1/16/40 (d)		1,174,570	513,842
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (d)(f)(g)		20,251,000	19,912,849
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (d)(f)(g)		13,014,000	12,654,254
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (d)(f)(g)		23,175,000	22,658,545
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (d)(f)(g)		30,273,000	29,221,255
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (d)(f)(g)		27,448,000	26,729,823
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (d)(f)(g)		8,282,000	8,109,014
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (d)(f)(g)		15,712,000	15,346,665
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (d)(f)(g)		28,623,000	27,880,577
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (d)(f)(g)		31,300,000	30,808,027
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (d)(f)(g)		31,025,000	30,081,747
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (d)(f)(g)		23,740,000	23,148,281
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (d)		19,767,011	17,469,373
Class AA, 2.487% 12/16/41 (d)(f)		2,030,717	1,896,334
Series 2021-1A Class A, 2.443% 7/15/46 (d)		30,082,518	25,475,925
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (d)(f)(g)		23,988,142	23,731,637
Capital Trust RE CDO Ltd. Series 2005-1A Class E, 1 month U.S. LIBOR + 2.100% 3.9464% 3/20/50 (c)(d)(f)(g)		330,000	33
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (d)		14,002,511	12,501,022
Class B, 5.095% 4/15/39 (d)		7,616,545	6,033,975
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (d)		9,039,536	8,125,264
Series 2021-1A Class A, 3.474% 1/15/46 (d)		6,533,375	5,805,099
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (d)(f)(g)		18,972,000	18,631,927
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (d)(f)(g)		28,708,000	27,942,071
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (d)(f)(g)		14,593,000	14,168,475
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (d)(f)(g)		23,812,000	23,002,511
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (d)(f)(g)		23,751,000	23,046,308
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 3.7937% 10/25/37 (d)(f)(g)		2,004,938	1,998,397
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (d)(f)(g)		31,300,000	30,341,062
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (d)(f)(g)		27,015,000	26,513,358
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (d)(f)(g)		41,300,000	40,097,840
Crest Ltd. Series 2004-1A Class H1, 3 month U.S. LIBOR + 3.690% 3.8138% 1/28/40 (c)(d)(f)(g)		411,268	41
DB Master Finance LLC:
Series 2017-1A Class A2II, 4.03% 11/20/47 (d)		17,901,475	16,806,048
Series 2019-1A Class A23, 4.352% 5/20/49 (d)		6,527,130	6,179,639
Diamond Infrastructure Funding LLC Series 2021-1A Class C, 3.475% 4/15/49 (d)		382,000	314,417
DigitalBridge Issuer, LLC / DigitalBridge Co.-Issuer, LLC Series 2021-1A Class A2, 3.933% 9/25/51 (d)		994,000	888,722
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (d)(f)(g)		16,182,000	15,636,990
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (d)(f)(g)		15,763,000	15,392,995
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (d)(f)(g)		22,617,000	22,266,165
Dryden Senior Loan Fund:
Series 2018-58A Class A1, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/31 (d)(f)(g)		6,587,000	6,470,041
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (d)(f)(g)		16,400,000	16,064,308
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (d)(f)(g)		21,145,000	20,636,907
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (d)(f)(g)		12,306,000	11,971,880
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (d)(f)(g)		10,674,000	10,471,087
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (d)(f)(g)		36,609,000	35,801,515
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (d)(f)(g)		6,600,000	6,463,255
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (d)		8,406,911	8,137,084
FirstKey Homes Trust:
Series 2020-SFR1 Class F2, 4.284% 8/17/37 (d)		756,000	703,948
Series 2021-SFR1 Class F1, 3.238% 8/17/38 (d)		473,000	404,648
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (d)(f)(g)		16,641,000	16,163,137
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (d)(f)(g)		23,750,000	23,194,084
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (d)(f)(g)		35,773,000	35,036,649
Home Partners of America Trust:
Series 2019-2 Class F, 3.866% 10/19/39 (d)		896,168	774,514
Series 2021-2 Class G, 4.505% 12/17/26 (d)		4,054,465	3,502,944
Series 2021-3 Class F, 4.242% 1/17/41 (d)		601,140	520,614
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (d)		7,933,903	6,903,738
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (d)		8,682,560	7,562,475
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (d)(f)(g)		16,712,000	16,207,331
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (d)(f)(g)		37,587,000	36,316,146
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (d)(f)(g)		15,100,000	14,823,625
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (d)(f)(g)		16,956,712	16,748,721
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (d)(f)(g)		33,250,000	32,537,453
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (d)(f)(g)		26,843,000	26,096,738
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (d)(f)(g)		16,653,000	16,209,631
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (d)(f)(g)		7,234,000	7,013,602
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (d)(f)(g)		5,653,000	5,523,524
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (d)(f)(g)		28,658,000	27,998,665
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (d)(f)(g)		23,008,000	22,495,589
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (d)(f)(g)		19,791,000	19,307,783
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (d)(f)(g)		28,450,000	27,930,987
Merit Securities Corp. Series 13 Class M1, 7.88% 12/28/33 (f)		75,942	75,663
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (d)(f)(g)		25,105,000	24,707,563
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 3.6887% 1/25/36 (f)(g)		325,608	323,392
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (d)(f)(g)		21,089,000	20,632,107
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (d)		36,257,375	34,989,128
Series 2019-1A Class A2, 3.858% 12/5/49 (d)		17,390,100	14,831,477
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (d)		23,049,233	20,741,198
Class A2II, 4.008% 12/5/51 (d)		16,714,110	13,872,410
Progress Residential:
Series 2022-SFR3 Class F, 6.6% 4/17/39 (d)		1,450,000	1,364,904
Series 2022-SFR4 Class E1, 6.121% 5/17/41 (d)		1,423,000	1,359,522
Series 2022-SFR5 Class E2, 6.863% 6/17/39 (d)		1,544,000	1,527,404
Progress Residential Trust:
Series 2019-SFR3:
Class F, 3.867% 9/17/36 (d)		546,000	528,921
Class G, 4.116% 9/17/36 (d)		466,000	452,484
Series 2019-SFR4 Class F, 3.684% 10/17/36 (d)		1,943,000	1,876,755
Series 2020-SFR1:
Class G, 4.028% 4/17/37 (d)		674,000	631,457
Class H, 5.268% 4/17/37 (d)		189,000	179,507
Series 2020-SFR3 Class H, 6.234% 10/17/27 (d)		483,000	468,361
Series 2021-SFR2 Class H, 4.998% 4/19/38 (d)		735,000	642,720
Series 2021-SFR6:
Class F, 3.422% 7/17/38 (d)		546,000	482,573
Class G, 4.003% 7/17/38 (d)		273,000	242,710
Series 2021-SFR8:
Class F, 3.181% 10/17/38 (d)		361,000	312,065
Class G, 4.005% 10/17/38 (d)		2,380,000	2,054,852
Series 2022-SFR2 Class E2, 4.8% 4/17/27		1,225,000	1,111,697
Series 2022-SFR5 Class E1, 6.618% 6/17/39 (d)		922,000	912,079
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (d)		16,376,799	13,984,295
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (d)(f)(g)		31,749,000	31,059,507
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (d)(f)(g)		31,230,000	30,244,225
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (d)		17,833,035	15,461,226
Class B, 4.335% 3/15/40 (d)		1,975,003	1,282,080
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (d)		22,598,000	21,603,306
1.884% 7/15/50 (d)		9,101,000	8,201,121
2.328% 7/15/52 (d)		6,959,000	6,069,502
Starwood Mortgage Residential Trust Series 2022-SFR3 Class F, CME Term SOFR 1 Month Index + 4.500% 6.797% 5/17/24 (d)(f)(g)		2,884,000	2,843,422
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (d)(f)(g)		4,321,000	4,281,852
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (d)(f)(g)		32,177,000	30,944,331
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (d)(f)(g)		11,913,000	11,727,503
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (d)(f)(g)		3,095,000	3,031,206
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (d)(f)(g)		28,855,000	28,041,116
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (d)(f)(g)		30,048,000	29,248,513
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 3 month U.S. LIBOR + 4.500% 7.3323% 12/5/36 (c)(d)(f)(g)		759,906	57
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 3.3037% 9/25/34 (f)(g)		13,543	13,582
Thunderbolt Aircraft Lease Ltd.:
Series 2017-A Class A, 4.212% 5/17/32 (d)		9,887,089	8,587,036
Series 2018-A Class A, 4.147% 9/15/38 (d)(f)		16,876,359	14,816,524
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (d)		26,375,760	22,622,120
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (d)(f)		3,980,344	3,836,922
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 2.8817% 4/6/42 (d)(f)(g)		1,639,000	1,221,965
Tricon American Homes:
Series 2017-SFR2 Class F, 5.104% 1/17/36 (d)		280,000	277,463
Series 2019-SFR1 Class F, 3.745% 3/17/38 (d)		924,000	864,858
Series 2020-SFR1 Class F, 4.882% 7/17/38 (d)		269,000	255,705
Tricon Residential Series 2022-SFR1:
Class E1, 5.344% 4/17/39 (d)		1,931,000	1,834,991
Class E2, 5.739% 4/17/39 (d)		2,399,000	2,280,820
Tricon Residential Trust Series 2021-SFR1 Class G, 4.133% 7/17/38 (d)		315,000	275,277
Upstart Securitization Trust Series 2021-1 Class A, 0.87% 3/20/31(d)		591,939	586,993
Verizon Master Trust Series 2021-1 Class B, 0.69% 5/20/27		17,242,000	16,188,324
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (d)(f)(g)		23,497,000	23,082,724
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (d)(f)(g)		15,449,000	15,049,535
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (d)(f)(g)		31,775,000	30,897,470
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (d)(f)(g)		15,502,000	15,071,882
TOTAL ASSET-BACKED SECURITIES
(Cost $1,956,384,627)			1,860,707,712

Collateralized Mortgage Obligations - 0.7%
Private Sponsor - 0.3%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (d)		12,511,781	11,035,479
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (d)(f)		11,151,660	10,696,471
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (d)		11,185,189	10,941,902
Series 2021-HB6 Class A, 0.8983% 6/25/36 (d)		14,058,800	13,420,568
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (d)		7,858,278	7,743,226
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (d)(f)		291,513	286,317
Countrywide Home Loans, Inc. Series 2003-R1 Class 2B4, 3.3614% 2/25/43 (d)(f)		3,789	570
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 2.819% 5/27/37 (d)(f)(g)		1,015,234	995,201
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 0% 5/27/37 (c)(d)(f)(g)		153,098	15
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (d)		9,201,697	8,567,360
Oceanview Trust sequential payer Series 2021-1 Class A, 1.2187% 12/29/51 (d)(f)		8,610,145	8,515,822
RMF Buyout Issuance Trust:
sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (d)		11,923,212	11,392,712
Series 2020-HB1 Class A1, 1.7188% 10/25/50 (d)		6,198,587	5,901,545
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (f)(g)		3,131	2,871
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 3.0837% 9/25/43 (f)(g)		1,524,880	1,455,617
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (d)		13,141,663	12,421,652

TOTAL PRIVATE SPONSOR			103,377,328

U.S. Government Agency - 0.4%
Fannie Mae:
floater:
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (f)(g)		4,961	5,032
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (f)(g)		9,353	9,528
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (f)(g)		10,872	11,094
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (f)(g)		13,429	13,691
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (f)(g)		4,905	4,966
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (f)(o)(p)		182,218	31,324
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (f)(o)(p)		130,456	14,915
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22		60	60
Series 1993-207 Class H, 6.5% 11/25/23		14,888	14,960
Series 1996-28 Class PK, 6.5% 7/25/25		6,135	6,173
Series 1999-17 Class PG, 6% 4/25/29		54,700	56,357
Series 1999-32 Class PL, 6% 7/25/29		63,268	65,324
Series 1999-33 Class PK, 6% 7/25/29		46,869	48,371
Series 2001-52 Class YZ, 6.5% 10/25/31		7,178	7,365
Series 2003-28 Class KG, 5.5% 4/25/23		3,602	3,610
Series 2005-102 Class CO 11/25/35 (q)		33,056	28,494
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 11.1964% 8/25/35 (f)(p)		7,787	8,411
Series 2005-81 Class PC, 5.5% 9/25/35		93,507	97,491
Series 2006-12 Class BO 10/25/35 (q)		150,955	131,133
Series 2006-15 Class OP 3/25/36 (q)		175,334	150,890
Series 2006-37 Class OW 5/25/36 (q)		17,579	14,156
Series 2006-45 Class OP 6/25/36 (q)		55,384	44,810
Series 2006-62 Class KP 4/25/36 (q)		90,303	75,303
Series 2012-149:
Class DA, 1.75% 1/25/43		1,696,797	1,576,101
Class GA, 1.75% 6/25/42		1,826,164	1,692,751
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27		11,907	12,393
Series 1999-25 Class Z, 6% 6/25/29		52,513	53,756
Series 2001-20 Class Z, 6% 5/25/31		63,246	65,459
Series 2001-31 Class ZC, 6.5% 7/25/31		33,139	34,278
Series 2002-16 Class ZD, 6.5% 4/25/32		22,760	23,327
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (f)(o)(p)		65,840	3,689
Series 2012-67 Class AI, 4.5% 7/25/27 (o)		168,351	6,626
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (f)(o)(p)		86,398	13,371
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (f)(o)(p)		44,929	6,484
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (f)(p)		670	680
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (f)(o)(p)		11,331	1,638
Series 2005-72 Class ZC, 5.5% 8/25/35		713,385	741,335
Series 2005-79 Class ZC, 5.9% 9/25/35		543,260	566,707
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 25.9577% 6/25/37 (f)(p)		40,857	58,724
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (f)(p)		60,798	90,454
Class SB, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (f)(p)		19,267	24,679
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 4.1013% 8/25/37 (f)(o)(p)		1,805,521	232,851
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (f)(o)(p)		301,740	36,762
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (f)(o)(p)		310,358	30,926
Class ZA, 4.5% 12/25/40		873,790	919,248
Series 2010-139 Class NI, 4.5% 2/25/40 (o)		100,317	3,225
Series 2010-150 Class ZC, 4.75% 1/25/41		1,621,033	1,675,957
Series 2010-95 Class ZC, 5% 9/25/40		3,751,387	3,915,858
Series 2011-39 Class ZA, 6% 11/25/32		215,137	224,941
Series 2011-4 Class PZ, 5% 2/25/41		527,301	532,747
Series 2011-67 Class AI, 4% 7/25/26 (o)		30,405	966
Series 2011-83 Class DI, 6% 9/25/26 (o)		781	6
Series 2012-100 Class WI, 3% 9/25/27 (o)		872,279	47,529
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (f)(o)(p)		122,357	1,885
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (f)(o)(p)		88,521	1,660
Series 2013-133 Class IB, 3% 4/25/32 (o)		302,245	10,730
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (f)(o)(p)		264,462	31,671
Series 2013-51 Class GI, 3% 10/25/32 (o)		1,136,845	75,152
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (f)(o)(p)		254,954	25,911
Series 2015-42 Class IL, 6% 6/25/45 (o)		1,735,943	317,338
Series 2015-70 Class JC, 3% 10/25/45		1,511,648	1,461,596
Series 2017-30 Class AI, 5.5% 5/25/47 (o)		1,015,913	190,337
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (o)		46,111	7,901
Series 343 Class 16, 5.5% 5/25/34 (o)		42,177	7,224
Series 348 Class 14, 6.5% 8/25/34 (f)(o)		29,317	6,037
Series 351:
Class 12, 5.5% 4/25/34 (f)(o)		18,202	3,222
Class 13, 6% 3/25/34 (o)		27,165	5,204
Series 359 Class 19, 6% 7/25/35 (f)(o)		15,668	3,060
Series 384 Class 6, 5% 7/25/37 (o)		180,049	31,693
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (f)(g)		3,697	3,752
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (f)(g)		5,730	5,831
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (f)(g)		5,357	5,460
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (f)(g)		9,941	10,095
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (f)(g)		3,207	3,261
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (f)(g)		224,229	222,934
planned amortization class:
Series 2095 Class PE, 6% 11/15/28		69,221	71,561
Series 2101 Class PD, 6% 11/15/28		5,739	5,934
Series 2121 Class MG, 6% 2/15/29		28,142	29,088
Series 2131 Class BG, 6% 3/15/29		203,739	210,811
Series 2137 Class PG, 6% 3/15/29		31,309	32,383
Series 2154 Class PT, 6% 5/15/29		54,423	56,306
Series 2162 Class PH, 6% 6/15/29		11,207	11,563
Series 2520 Class BE, 6% 11/15/32		91,641	96,181
Series 2693 Class MD, 5.5% 10/15/33		844,040	847,504
Series 2802 Class OB, 6% 5/15/34		78,100	80,944
Series 3002 Class NE, 5% 7/15/35		209,139	213,597
Series 3110 Class OP 9/15/35 (q)		66,590	61,071
Series 3119 Class PO 2/15/36 (q)		214,654	176,007
Series 3121 Class KO 3/15/36 (q)		32,819	27,378
Series 3123 Class LO 3/15/36 (q)		120,690	99,739
Series 3145 Class GO 4/15/36 (q)		128,970	107,172
Series 3189 Class PD, 6% 7/15/36		178,923	189,218
Series 3225 Class EO 10/15/36 (q)		64,715	52,466
Series 3258 Class PM, 5.5% 12/15/36		80,721	84,247
Series 3415 Class PC, 5% 12/15/37		84,853	86,139
Series 3806 Class UP, 4.5% 2/15/41		388,213	386,303
Series 3832 Class PE, 5% 3/15/41		826,051	844,237
Series 4135 Class AB, 1.75% 6/15/42		1,371,076	1,278,970
sequential payer:
Series 2135 Class JE, 6% 3/15/29		13,639	14,110
Series 2274 Class ZM, 6.5% 1/15/31		19,788	20,458
Series 2281 Class ZB, 6% 3/15/30		38,797	40,060
Series 2303 Class ZV, 6% 4/15/31		20,371	21,108
Series 2357 Class ZB, 6.5% 9/15/31		156,203	163,738
Series 2502 Class ZC, 6% 9/15/32		37,719	39,564
Series 2519 Class ZD, 5.5% 11/15/32		55,447	57,664
Series 2546 Class MJ, 5.5% 3/15/23		2,568	2,577
Series 2601 Class TB, 5.5% 4/15/23		1,163	1,168
Series 2998 Class LY, 5.5% 7/15/25		21,768	22,259
Series 3871 Class KB, 5.5% 6/15/41		1,329,278	1,404,555
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (f)(o)(p)		60,059	6,627
Series 2013-4281 Class AI, 4% 12/15/28 (o)		234,102	5,984
Series 2017-4683 Class LM, 3% 5/15/47		2,398,691	2,315,839
Series 2933 Class ZM, 5.75% 2/15/35		1,123,086	1,191,237
Series 2935 Class ZK, 5.5% 2/15/35		891,345	934,001
Series 2947 Class XZ, 6% 3/15/35		364,435	384,061
Series 2996 Class ZD, 5.5% 6/15/35		780,427	815,933
Series 3237 Class C, 5.5% 11/15/36		1,007,722	1,037,525
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (f)(o)(p)		272,979	36,796
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (f)(o)(p)		410,773	63,727
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (f)(o)(p)		586,870	80,956
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (f)(o)(p)		189,727	23,393
Series 3949 Class MK, 4.5% 10/15/34		148,918	150,351
Series 4055 Class BI, 3.5% 5/15/31 (o)		320,547	11,221
Series 4149 Class IO, 3% 1/15/33 (o)		605,030	52,220
Series 4314 Class AI, 5% 3/15/34 (o)		101,219	3,999
Series 4427 Class LI, 3.5% 2/15/34 (o)		924,770	70,188
Series 4471 Class PA 4% 12/15/40		773,767	767,853
target amortization class Series 2156 Class TC, 6.25% 5/15/29		28,308	29,142
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (f)(g)		4,004	4,012
sequential payer:
Series 2043 Class ZH, 6% 4/15/28		22,509	23,208
Series 2056 Class Z, 6% 5/15/28		55,342	57,165
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		1,877,718	1,884,800
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		4,940,587	4,855,282
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (f)(o)(p)		112,819	14,457
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60 (f)(g)(r)		1,405,895	1,399,496
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (f)(g)(r)		214,267	212,160
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (f)(g)(r)		265,042	262,447
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (f)(g)(r)		220,732	218,634
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (f)(g)(r)		563,348	558,584
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (f)(g)(r)		548,377	545,232
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (f)(g)(r)		537,919	534,789
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (f)(g)(r)		836,289	831,537
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (f)(g)(r)		505,704	502,631
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (f)(g)(r)		791,776	787,211
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (f)(g)(r)		589,748	586,175
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (f)(g)(r)		694,307	690,655
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (f)(g)(r)		1,393,276	1,387,374
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (f)(g)(r)		760,013	757,864
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (f)(g)(r)		463,138	461,879
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (f)(g)(r)		681,147	678,434
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (f)(g)(r)		403,060	401,543
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (f)(g)(r)		14,761	14,704
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 2.3176% 10/20/62 (f)(g)(r)		333,844	331,995
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 2.1576% 3/20/63 (f)(g)(r)		595,098	589,922
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (f)(g)(r)		496,476	494,503
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (f)(g)(r)		2,196,704	2,189,026
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (f)(g)(r)		2,689,405	2,673,799
Series 2014-H20 Class BF, 1 month U.S. LIBOR + 0.500% 2.2976% 9/20/64 (f)(g)(r)		9,076,711	9,023,275
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (f)(g)(r)		31,616	31,226
Series 2019-11 Class F, 1 month U.S. LIBOR + 0.400% 2.7681% 1/20/49 (f)(g)		4,612,528	4,624,980
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 2.8681% 10/20/49 (f)(g)		1,321,937	1,322,376
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 2.8181% 2/20/49 (f)(g)		2,783,632	2,801,869
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (f)(p)		1,567,342	1,427,365
Series 2011-136 Class WI, 4.5% 5/20/40 (o)		43,580	2,990
Series 2016-69 Class WA, 3% 2/20/46		1,278,320	1,223,464
Series 2017-134 Class BA, 2.5% 11/20/46		1,945,495	1,851,913
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34		318,259	320,594
Series 2010-160 Class DY, 4% 12/20/40		3,064,528	2,993,995
Series 2010-170 Class B, 4% 12/20/40		684,413	668,954
Series 2017-139 Class BA, 3% 9/20/47		5,974,026	5,713,023
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (f)(o)(p)		66,424	6,471
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 4.8131% 8/17/34 (f)(o)(p)		63,847	8,852
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 25.8788% 6/16/37 (f)(p)		5,360	6,834
Series 2010-116 Class QB, 4% 9/16/40		6,953,865	6,905,536
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (f)(g)(r)		670,384	664,317
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (f)(o)(p)		263,935	28,277
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (f)(o)(p)		246,321	29,227
Series 2013-149 Class MA, 2.5% 5/20/40		2,608,193	2,528,571
Series 2014-2 Class BA, 3% 1/20/44		3,877,076	3,669,271
Series 2014-21 Class HA, 3% 2/20/44		1,410,395	1,338,992
Series 2014-25 Class HC, 3% 2/20/44		2,461,610	2,326,351
Series 2014-5 Class A, 3% 1/20/44		2,105,414	1,993,304
Series 2015-H13 Class HA, 2.5% 8/20/64 (r)		21,122	20,190
Series 2017-186 Class HK, 3% 11/16/45		3,459,025	3,289,415
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (f)(g)(r)		5,857,651	5,819,991

TOTAL U.S. GOVERNMENT AGENCY			115,277,154

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $227,556,400)			218,654,482

Commercial Mortgage Securities - 5.4%
ALEN Mortgage Trust floater Series 2021-ACEN Class F, 1 month U.S. LIBOR + 5.000% 7.391% 4/15/34 (d)(f)(g)		1,031,000	868,966
Ashford Hospitality Trust floater Series 2018-ASHF Class E, 1 month U.S. LIBOR + 3.100% 5.491% 4/15/35 (d)(f)(g)		710,000	656,629
Atrium Hotel Portfolio Trust floater Series 2018-ATRM Class D, 1 month U.S. LIBOR + 2.300% 4.691% 6/15/35 (d)(f)(g)		304,000	291,186
BAMLL Commercial Mortgage Securities Trust:
floater:
Series 2019-AHT Class E, 1 month U.S. LIBOR + 3.200% 5.591% 3/15/34 (d)(f)(g)		987,000	937,135
Series 2019-RLJ Class D, 1 month U.S. LIBOR + 1.950% 4.341% 4/15/36 (d)(f)(g)		1,880,000	1,808,596
Series 2021-JACX Class E, 1 month U.S. LIBOR + 3.750% 6.141% 9/15/38 (d)(f)(g)		1,120,000	1,044,213
Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (d)(f)(g)		16,838,000	16,430,046
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (d)(f)(g)		3,181,000	3,087,059
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (d)(f)(g)		2,271,000	2,189,889
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (d)		11,600,000	10,824,764
Class ANM, 3.112% 11/5/32 (d)		14,236,000	13,261,500
Series 2015-200P Class F, 3.7157% 4/14/33 (d)(f)		831,000	743,887
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (d)		3,196,000	2,866,500
Class CNM, 3.8425% 11/5/32 (d)(f)		1,322,000	1,126,863
BANK:
sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52		2,606,000	2,358,007
Series 2021-BN35 Class A5, 2.285% 6/15/64		9,500,000	8,033,482
Series 2022-BNK42:
Class D, 2.5% 6/15/55 (d)		943,000	626,283
Class E, 2.5% 6/15/55 (d)		738,000	449,597
Series 2022-BNK42, Class A5, 4.493% 6/15/55 (f)		3,700,000	3,733,702
Series 2022-BNK43 Class A5, 4.399% 8/15/55		7,800,000	7,817,200
Series 2017-BNK4 Class D, 3.357% 5/15/50 (d)		1,426,000	1,167,669
Series 2017-BNK6 Class D, 3.1% 7/15/60 (d)		830,000	646,568
Series 2017-BNK8:
Class D, 2.6% 11/15/50 (d)		1,738,000	1,289,184
Class E, 2.8% 11/15/50 (d)		1,092,000	662,806
Series 2018-BN12 Class D, 3% 5/15/61 (d)		866,000	623,751
Series 2018-BN15:
Class D, 3% 11/15/61 (d)		735,000	536,512
Class E, 3% 11/15/61 (d)		735,000	499,492
Series 2019-BN18 Class D, 3% 5/15/62 (d)		1,150,000	868,340
Series 2019-BN19 Class D, 3% 8/15/61 (d)		1,680,000	1,206,213
Series 2020-BN25 Class C, 3.4675% 1/15/63 (f)		1,375,000	1,130,946
Series 2020-BN27 Class D, 2.5% 4/15/63 (d)		430,000	302,960
Series 2020-BN28 Class E, 2.5% 3/15/63 (d)		441,000	284,698
Series 2020-BN29 Class E, 2.5% 11/15/53 (d)		525,000	336,450
Series 2020-BN30:
Class E, 2.5% 12/15/53 (d)		357,000	228,786
Class MCDG, 3.0155% 12/15/53 (f)		3,731,000	2,542,816
Series 2021-BN38 Class C, 3.3242% 12/15/64 (f)		260,000	206,714
Series 2022-BNK43 Class D, 3% 8/15/55 (d)		1,759,000	1,198,274
Bank of America Commercial Mortgage Securities Trust Series 2017-BNK3:
Class C, 4.352% 2/15/50 (f)		610,000	547,388
Class D, 3.25% 2/15/50 (d)		1,222,000	979,452
Bank of America Commercial Mortgage Trust Series 2016-UB10:
Class D, 3% 7/15/49 (d)		1,617,000	1,326,346
Class XA, 1.9141% 7/15/49 (f)(o)		16,134,981	779,126
Barclays Commercial Mortgage Securities LLC Series 2019-C5 Class D, 2.5% 11/15/52 (d)		333,000	236,490
BBCMS Series 2022-C15 Class C, 3.959% 4/15/55 (f)		230,000	190,692
BBCMS Mortgage Trust:
sequential payer:
Series 2020-C8 Class E, 2.25% 10/15/53 (d)		1,476,000	930,819
Series 2022-C17 Class D, 2.5% 9/15/55 (d)		3,429,000	2,270,044
Series 2016-ETC:
Class D, 3.7292% 8/14/36 (d)(f)		868,000	724,477
Class E, 3.7292% 8/14/36 (d)(f)		637,000	500,893
Series 2019-C3 Class C, 4.178% 5/15/52		477,000	423,145
Series 2020-C6 Class E, 2.4% 2/15/53 (d)		628,000	414,337
Series 2020-C7 Class D, 3.7171% 4/15/53 (d)(f)		393,000	286,034
BCP Trust floater Series 2021-330N Class F, 1 month U.S. LIBOR + 4.630% 7.025% 6/15/38 (d)(f)(g)		1,066,000	953,759
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51		2,953,000	2,903,694
Series 2019-B14:
Class 225D, 3.4041% 12/15/62 (d)(f)		719,000	611,768
Class 225E, 3.4041% 12/15/62 (d)(f)		485,000	408,181
Series 2020-B20 Class E, 2% 10/15/53 (d)		1,029,000	625,660
Series 2018-B6 Class D, 3.2592% 10/10/51 (d)(f)		1,089,000	837,100
Series 2018-B7:
Class D, 3% 5/15/53 (d)(f)		614,000	470,040
Class E, 3% 5/15/53 (d)(f)		614,000	438,988
Series 2019-B13 Class D, 2.5% 8/15/57 (d)		1,197,000	854,499
Series 2019-B14 Class XA, 0.9053% 12/15/62 (f)(o)		33,328,506	1,155,499
Series 2020-B18:
Class AGNG, 4.5348% 7/15/53 (d)(f)		1,995,000	1,622,141
Class D, 2.25% 7/15/53 (d)		1,365,000	925,687
Series 2020-B21:
Class D, 2% 12/17/53 (d)		798,000	531,625
Class E, 2% 12/17/53 (d)		737,000	444,273
Series 2020-B22 Class E, 2% 1/15/54 (d)		894,000	544,350
Series 2020-IG2:
Class C, 3.4028% 9/15/48 (d)(f)		546,000	434,770
Class D, 3.4028% 9/15/48 (d)(f)		2,679,000	1,539,585
Series 2020-IG3 Class 825E, 3.0763% 9/15/48 (d)(f)		1,400,000	1,017,997
Series 2021-B25:
Class 300D, 3.094% 4/15/54 (d)(f)		1,520,000	1,118,802
Class 300E, 2.9942% 4/15/54 (d)(f)		504,000	360,671
Series 2022-B35:
Class C, 4.4457% 5/15/55 (f)		1,281,000	1,113,478
Class D, 2.5% 5/15/55 (d)		1,701,000	1,085,437
Series 2022-B36 Class D, 2.5% 7/15/55 (d)		1,259,000	816,603
BFLD Trust:
floater Series 2020-EYP Class G, 1 month U.S. LIBOR + 4.850% 7.241% 10/15/35 (d)(f)(g)		993,000	908,938
floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (d)(f)(g)		13,834,000	13,686,174
BHP Trust floater Series 2019-BXHP Class F, 1 month U.S. LIBOR + 2.930% 5.329% 8/15/36 (d)(f)(g)		570,500	531,279
BMO Mortgage Trust Series 2022-C1:
Class 360D, 4.0699% 2/15/42 (d)(f)		798,000	585,668
Class 360E, 4.0699% 2/15/42 (d)(f)		966,000	729,139
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (d)(f)(g)		53,633,000	52,828,414
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (d)(f)(g)		17,226,000	16,902,714
Class D, CME Term SOFR 1 Month Index + 3.690% 6.0024% 4/15/37 (d)(f)(g)		2,373,000	2,305,961
Braemar Hotels & Resorts Trust floater Series 2018-PRME Class E, 1 month U.S. LIBOR + 2.400% 4.791% 6/15/35 (d)(f)(g)		294,000	274,986
Bx 2021-Xl2 floater Series 2021-XL2 Class J, 1 month U.S. LIBOR + 3.890% 6.281% 10/15/38 (d)(f)(g)		6,974,828	6,607,208
BX Commercial Mortgage Trust:
floater:
Series 2021-CIP Class G, 1 month U.S. LIBOR + 3.960% 6.36% 12/15/38 (d)(f)(g)		8,125,000	7,537,831
Series 2021-MC Class G, 1 month U.S. LIBOR + 3.080% 5.4778% 4/15/34 (d)(f)(g)		709,000	656,597
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (d)(f)(g)		32,338,000	31,156,538
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (d)(f)(g)		4,838,000	4,573,360
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (d)(f)(g)		6,475,000	6,093,022
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (d)(f)(g)		6,286,000	5,853,528
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (d)(f)(g)		21,856,000	20,551,356
Class G, 1 month U.S. LIBOR + 2.940% 5.3381% 10/15/36 (d)(f)(g)		1,428,000	1,332,209
Series 2021-VINO Class G, 1 month U.S. LIBOR + 3.950% 6.3433% 5/15/38 (d)(f)(g)		3,531,000	3,303,202
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (d)(f)(g)		39,809,895	38,486,431
Class B, CME Term SOFR 1 Month Index + 1.310% 3.6093% 2/15/39 (d)(f)(g)		11,994,982	11,425,212
Class C, CME Term SOFR 1 Month Index + 1.560% 3.8587% 2/15/39 (d)(f)(g)		11,994,982	11,320,858
Class D, CME Term SOFR 1 Month Index + 1.960% 4.2578% 2/15/39 (d)(f)(g)		11,994,982	11,289,655
floater sequential payer Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 3.267% 11/15/32 (d)(f)(g)		1,061,625	1,043,048
Series 2020-VIVA:
Class D, 3.667% 3/11/44 (d)(f)		5,234,000	4,158,698
Class E, 3.667% 3/11/44 (d)(f)		5,065,000	3,901,127
Bx Commercial Mortgage Trust 2 floater Series 2022-LP2 Class G, CME Term SOFR 1 Month Index + 4.100% 6.4028% 2/15/39 (d)(f)(g)		3,235,704	2,994,578
BX Trust:
floater:
Series 2017-APPL Class F, 1 month U.S. LIBOR + 4.250% 6.766% 7/15/34 (d)(f)(g)		1,145,800	1,115,831
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (d)(f)(g)		4,860,100	4,256,611
Series 2019-ATL Class E, 1 month U.S. LIBOR + 2.230% 4.6276% 10/15/36 (d)(f)(g)		972,000	903,960
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (d)(f)(g)		11,328,000	10,874,886
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (d)(f)(g)		7,490,000	7,190,399
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (d)(f)(g)		7,862,000	7,488,560
Class G, 1 month U.S. LIBOR + 3.600% 5.991% 4/15/34 (d)(f)(g)		1,533,000	1,424,480
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (d)(f)(g)		9,759,700	9,588,913
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (d)(f)(g)		12,268,900	12,023,523
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (d)(f)(g)		21,584,900	21,099,220
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (d)(f)(g)		24,417,950	23,746,471
Class J, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (d)(f)(g)		7,225,000	6,910,120
Series 2021-21M Class H, 1 month U.S. LIBOR + 4.010% 6.401% 10/15/36 (d)(f)(g)		1,008,000	922,712
Series 2021-ACNT Class G, 1 month U.S. LIBOR + 3.290% 5.687% 11/15/38 (d)(f)(g)		1,197,000	1,106,146
Series 2021-ARIA:
Class F, 1 month U.S. LIBOR + 2.590% 4.9845% 10/15/36 (d)(f)(g)		2,468,000	2,264,489
Class G, 1 month U.S. LIBOR + 3.140% 5.5331% 10/15/36 (d)(f)(g)		3,750,000	3,461,138
Series 2021-BXMF Class G, 1 month U.S. LIBOR + 3.340% 5.7405% 10/15/26 (d)(f)(g)		3,318,000	2,998,934
Series 2021-LBA:
Class FJV, 1 month U.S. LIBOR + 2.400% 4.792% 2/15/36 (d)(f)(g)		589,000	534,519
Class FV, 1 month U.S. LIBOR + 2.400% 4.792% 2/15/36 (d)(f)(g)		342,000	310,366
Series 2021-MFM1:
Class F, 1 month U.S. LIBOR + 3.000% 5.391% 1/15/34 (d)(f)(g)		3,772,000	3,558,823
Class G, 1 month U.S. LIBOR + 3.900% 6.291% 1/15/34 (d)(f)(g)		204,000	191,732
Series 2021-SDMF Class F, 1 month U.S. LIBOR + 1.930% 4.328% 9/15/34 (d)(f)(g)		798,000	746,129
Series 2021-SOAR:
Class F, 4.742% 6/15/38 (d)(f)		2,325,385	2,150,982
Class G, 5.192% 6/15/38 (d)(f)		562,737	519,607
Class J, 6.142% 6/15/38 (d)(f)		1,125,474	1,052,865
Series 2021-VOLT:
Class F, 1 month U.S. LIBOR + 2.400% 4.791% 9/15/36 (d)(f)(g)		405,000	383,532
Class G, 1 month U.S. LIBOR + 2.850% 5.241% 9/15/36 (d)(f)(g)		2,573,000	2,421,373
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (d)(f)(g)		28,860,000	28,361,643
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (d)(f)(g)		14,711,000	14,258,712
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (d)(f)(g)		3,320,000	3,219,919
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (d)(f)(g)		2,779,000	2,676,352
Class F, CME Term SOFR 1 Month Index + 4.780% 7.0827% 4/15/37 (d)(f)(g)		4,166,000	4,035,405
Series 2022-LBA6:
Class F, CME Term SOFR 1 Month Index + 3.350% 5.6574% 1/15/39 (d)(f)(g)		2,072,000	1,960,679
Class G, CME Term SOFR 1 Month Index + 4.200% 6.5074% 1/15/39 (d)(f)(g)		651,000	615,945
Series 2022-VAMF Class F, CME Term SOFR 1 Month Index + 3.290% 5.6064% 1/15/39 (d)(f)(g)		160,000	149,753
floater sequential payer Series 2021-LGCY Class J, 1 month U.S. LIBOR + 3.190% 5.584% 10/15/23 (d)(f)(g)		616,000	554,774
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (d)(f)(g)		21,476,240	20,965,116
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (d)(f)(g)		9,120,258	9,011,720
Series 2019-OC11:
Class D, 4.0755% 12/9/41 (d)(f)		168,000	146,224
Class E, 4.0755% 12/9/41 (d)(f)		5,303,000	4,381,292
BXP Trust Series 2021-601L Class E, 2.868% 1/15/44 (d)(f)		336,000	219,114
BXSC Commercial Mortgage Trust floater Series 2022-WSS Class F, 7.637% 3/15/35 (d)(f)		2,721,000	2,571,338
CALI Mortgage Trust Series 2019-101C Class F, 4.4686% 3/10/39 (d)(f)		1,743,000	1,367,804
CAMB Commercial Mortgage Trust floater Series 2019-LIFE:
Class E, 1 month U.S. LIBOR + 2.150% 4.541% 12/15/37 (d)(f)(g)		4,468,000	4,334,186
Class F, 1 month U.S. LIBOR + 2.550% 4.941% 12/15/37 (d)(f)(g)		151,000	145,634
Class G, 1 month U.S. LIBOR + 3.250% 5.641% 12/15/37 (d)(f)(g)		5,311,000	5,118,741
CD Mortgage Trust Series 2017-CD3:
Class C, 4.6989% 2/10/50 (f)		1,482,000	1,345,341
Class D, 3.25% 2/10/50 (d)		1,340,000	942,978
CEDR Commercial Mortgage Trust floater Series 2022-SNAI Class F, CME Term SOFR 1 Month Index + 3.610% 5.9209% 2/15/39 (d)(f)(g)		3,948,000	3,574,202
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (d)		37,287,777	32,949,206
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (d)(f)(g)		10,499,000	10,289,027
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (d)(f)(g)		2,800,000	2,737,001
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (d)(f)(g)		28,452,154	27,958,845
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (d)(f)(g)		5,600,708	5,433,807
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (d)(f)(g)		6,328,215	6,080,100
Class E, 1 month U.S. LIBOR + 2.350% 4.741% 6/15/34 (d)(f)(g)		2,938,809	2,769,874
Class F, 1 month U.S. LIBOR + 2.600% 4.9992% 6/15/34 (d)(f)(g)		3,793,356	3,473,729
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (d)(f)(g)		1,273,100	1,209,363
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (d)(f)(g)		4,240,500	3,992,543
Citigroup Commercial Mortgage Trust:
Series 2013-375P Class E, 3.6348% 5/10/35 (d)(f)		1,306,000	1,199,291
Series 2013-GC15 Class D, 5.3353% 9/10/46 (d)(f)		2,196,000	2,099,697
Series 2015-GC29 Class XA, 1.157% 4/10/48 (f)(o)		32,490,472	688,402
Series 2015-GC33 Class XA, 1.0285% 9/10/58 (f)(o)		52,560,015	1,128,290
Series 2016-C3 Class D, 3% 11/15/49 (d)		1,507,000	1,078,309
Series 2016-P6 Class XA, 0.703% 12/10/49 (f)(o)		37,733,892	731,592
Series 2019-GC41:
Class D, 3% 8/10/56 (d)		378,000	278,714
Class E, 3% 8/10/56 (d)		834,000	569,798
Series 2019-GC43 Class E, 3% 11/10/52 (d)		1,196,000	837,609
Series 2020-420K Class E, 3.4222% 11/10/42 (d)(f)		1,029,000	784,496
Series 2020-GC46:
Class D, 2.6% 2/15/53 (d)		1,208,000	863,359
Class E, 2.6% 2/15/53 (d)		136,000	90,067
Series 2022-GC48:
Class D, 2.5% 6/15/55 (d)		1,806,000	1,163,850
Class E, 2.5% 6/15/55 (d)		1,491,000	876,651
COMM Mortgage Trust:
floater Series 2018-HCLV:
Class F, 1 month U.S. LIBOR + 3.050% 5.441% 9/15/33 (d)(f)(g)		468,000	417,073
Class G, 1 month U.S. LIBOR + 5.050% 7.4473% 9/15/33 (d)(f)(g)		544,000	464,649
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (d)		5,924,751	5,852,989
Series 2013-LC6 Class E, 3.5% 1/10/46 (d)		959,000	824,740
Series 2014-CR18 Class A5, 3.828% 7/15/47		5,007,100	4,931,982
Series 2015-3BP Class A, 3.178% 2/10/35 (d)		7,500,000	7,121,500
Series 2012-CR1:
Class C, 5.4575% 5/15/45 (f)		769,000	708,249
Class D, 5.4575% 5/15/45 (d)(f)		2,108,000	1,844,500
Class G, 2.462% 5/15/45 (d)		774,000	199,280
Series 2012-LC4 Class C, 5.4554% 12/10/44 (f)		166,000	149,911
Series 2013-CR10 Class D, 5.0315% 8/10/46 (d)(f)		1,490,000	1,434,967
Series 2013-CR9 Class C, 4.4347% 7/10/45 (d)(f)		334,462	320,132
Series 2013-LC6 Class D, 4.4323% 1/10/46 (d)(f)		1,664,000	1,618,211
Series 2014-CR15 Class D, 4.8203% 2/10/47 (d)(f)		298,000	287,259
Series 2014-CR17 Class E, 5.0069% 5/10/47 (d)(f)		255,000	192,162
Series 2014-CR20 Class XA, 1.1301% 11/10/47 (f)(o)		59,853,589	919,495
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (f)(o)		37,462,141	411,334
Series 2014-UBS2 Class D, 5.1458% 3/10/47 (d)(f)		994,000	931,639
Series 2014-UBS6 Class XA, 0.9997% 12/10/47 (f)(o)		74,966,232	1,118,181
Series 2015-3BP Class F, 3.3463% 2/10/35 (d)(f)		1,538,000	1,384,904
Series 2015-LC19 Class D, 2.867% 2/10/48 (d)		2,184,000	1,904,743
Series 2017-CD4 Class D, 3.3% 5/10/50 (d)		1,751,000	1,393,005
Series 2019-CD4 Class C, 4.3497% 5/10/50 (f)		1,316,000	1,160,095
COMM Trust Series 2017-COR2 Class D, 3% 9/10/50 (d)		368,000	284,889
Commercial Mortgage Trust Series 2016-CD2:
Class C, 4.1139% 11/10/49 (f)		619,000	530,394
Class D, 2.8639% 11/10/49 (f)		546,000	317,663
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR2:
Class D, 5.0672% 8/15/45 (d)(f)		105,000	103,255
Class E, 5.0672% 8/15/45 (d)(f)		1,835,100	1,638,744
Class F, 4.25% 8/15/45 (d)		2,033,000	1,621,724
Series 2014-CR2 Class G, 4.25% 8/15/45 (c)(d)		522,000	288,457
Core Industrial Trust floater Series 2019-CORE Class E, 1 month U.S. LIBOR + 1.900% 4.291% 12/15/31 (d)(f)(g)		1,175,200	1,101,599
CPT Mortgage Trust sequential payer Series 2019-CPT Class F, 3.0967% 11/13/39 (d)(f)		1,196,000	886,723
Credit Suisse Commercial Mortgage Trust floater Series 2021-SOP2 Class F, 1 month U.S. LIBOR + 4.210% 6.6079% 6/15/34 (d)(g)		1,135,200	1,061,056
Credit Suisse First Boston Mortgage Securities Corp. Series 1998-C1 Class H, 6% 5/17/40 (d)		9,807	9,811
Credit Suisse Mortgage Trust:
floater:
Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (d)(f)(g)		15,845,000	15,572,476
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (d)(f)(g)		3,089,000	3,030,926
Class F, 1 month U.S. LIBOR + 2.650% 5.041% 5/15/36 (d)(f)(g)		693,000	668,745
Series 2020-FACT Class F, 1 month U.S. LIBOR + 6.150% 8.548% 10/15/37 (d)(f)(g)		1,029,000	969,648
Series 2021-4SZN Class A, CME Term SOFR 1 Month Index + 3.960% 6.2745% 11/15/23 (d)(f)(g)		4,746,000	4,599,775
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (d)		7,443,053	6,921,720
Series 2018-SITE:
Class A, 4.284% 4/15/36 (d)		11,930,000	11,511,744
Class B, 4.5349% 4/15/36 (d)		3,730,000	3,568,521
Class C, 4.9414% 4/15/36 (d)(f)		2,462,000	2,343,786
Class D, 4.9414% 4/15/36 (d)(f)		4,923,000	4,593,232
Series 2019-UVIL Class E, 3.3928% 12/15/41 (d)(f)		952,000	693,903
Series 2021-BRIT Class A, CME Term SOFR 1 Month Index + 3.570% 5.8807% 5/15/23 (d)(f)(g)		1,656,480	1,577,209
CRSNT Trust floater Series 2021-MOON:
Class F, 1 month U.S. LIBOR + 3.500% 5.9% 4/15/36 (d)(f)(g)		399,000	377,254
Class G, 1 month U.S. LIBOR + 4.500% 6.9% 4/15/36 (d)(f)(g)		231,000	218,631
CSAIL Commercial Mortgage Trust:
Series 2017-C8 Class D, 4.5882% 6/15/50 (d)(f)		1,278,000	984,055
Series 2017-CX9 Class D, 4.1476% 9/15/50 (d)(f)		518,000	398,472
Series 2018-CX11 Class C, 5.0053% 4/15/51 (f)		495,000	453,779
Series 2019-C16 Class C, 4.2371% 6/15/52 (f)		1,113,000	975,868
CSMC Trust floater Series 2017-CHOP Class F, 1 month U.S. LIBOR + 4.350% 6.741% 7/15/32 (d)(f)(g)		1,319,000	1,239,117
DBCCRE Mortgage Trust Series 2014-ARCP:
Class D, 5.099% 1/10/34 (d)(f)		458,000	433,722
Class E, 5.099% 1/10/34 (d)(f)		1,487,000	1,374,477
DBGS Mortgage Trust:
floater Series 2018-BIOD Class G, 1 month U.S. LIBOR + 2.500% 4.869% 5/15/35 (d)(f)(g)		1,151,341	1,106,828
Series 2018-C1:
Class C, 4.7812% 10/15/51 (f)		355,000	322,923
Class D, 3.0312% 10/15/51 (d)(f)		1,512,000	1,150,805
Series 2019-1735 Class F, 4.3344% 4/10/37 (d)(f)		1,188,000	869,322
DBJPM Mortgage Trust Series 2020-C9 Class D, 2.25% 9/15/53 (d)		377,000	256,719
DBUBS Mortgage Trust Series 2011-LC3A Class D, 5.5389% 8/10/44 (d)(f)		728,113	683,553
DC Office Trust Series 2019-MTC Class E, 3.1744% 9/15/45 (d)(f)		449,000	337,979
Deutsche Bank Commercial Mortgage Trust Series 2016-C3 Class C, 3.6239% 8/10/49(f)		382,000	337,812
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (d)(f)(g)		44,186,000	42,615,859
Class F, 1 month U.S. LIBOR + 2.660% 5.059% 11/15/38 (d)(f)(g)		2,343,000	2,212,495
Class G, 1 month U.S. LIBOR + 3.110% 5.508% 11/15/38 (d)(f)(g)		150,000	140,926
Class J, 1 month U.S. LIBOR + 3.610% 6.0069% 11/15/38 (d)(f)(g)		2,107,000	1,976,001
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (d)(f)(g)		17,040,126	16,695,222
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (d)(f)(g)		20,230,491	19,674,177
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (d)(f)(g)		6,070,638	5,888,515
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (d)(f)(g)		12,264,518	11,873,263
Class F, 1 month U.S. LIBOR + 3.700% 6.092% 7/15/38 (d)(f)(g)		3,382,184	3,263,334
Freddie Mac:
sequential payer:
Series 2022-K144 Class A2, 2.45% 4/25/32		10,200,000	9,110,780
Series 2022-K145 Class A2, 2.58% 6/25/55		4,900,000	4,425,115
Series 2022-K146 Class A2, 2.92% 6/25/32		8,800,000	8,185,758
Series 2022-K147 Class A2, 3% 6/25/32		950,000	889,732
Series 2022-K150 Class A2, 3.71% 11/25/32		7,200,000	7,125,723
GS Mortgage Securities Corp. II Series 2010-C1:
Class B, 5.148% 8/10/43 (d)		104,829	103,718
Class X, 0.5804% 8/10/43 (d)(f)(o)		401,092	1,428
GS Mortgage Securities Corp. Trust floater:
Series 2019-70P Class F, 1 month U.S. LIBOR + 2.650% 5.041% 10/15/36 (d)(f)(g)		3,075,000	2,801,466
Series 2022-SHIP Class D, CME Term SOFR 1 Month Index + 1.600% 3.9143% 8/15/24 (d)(f)(g)		1,680,000	1,627,212
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (d)(f)(g)		21,606,248	21,699,209
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (d)(f)(g)		10,027,000	9,930,925
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (d)(f)(g)		18,953,000	18,037,909
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (d)(f)(g)		2,930,000	2,760,522
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (d)(f)(g)		2,414,000	2,271,035
Series 2011-GC5:
Class C, 5.3022% 8/10/44 (d)(f)		908,923	754,406
Class D, 5.3022% 8/10/44 (d)(f)		623,936	265,797
Class E, 5.3022% 8/10/44 (c)(d)(f)		773,957	68,108
Class F, 4.5% 8/10/44 (c)(d)		1,339,218	4,698
Series 2012-GC6I Class F, 5% 1/10/45 (f)		359,181	299,178
Series 2012-GCJ7 Class F, 5% 5/10/45 (d)		375,377	69,684
Series 2012-GCJ9:
Class D, 4.7797% 11/10/45 (d)(f)		1,910,000	1,864,781
Class E, 4.7797% 11/10/45 (d)(f)		896,000	744,598
Series 2013-GC10 Class D, 4.5431% 2/10/46 (d)(f)		586,000	526,363
Series 2013-GC12 Class D, 4.5895% 6/10/46 (d)(f)		254,518	244,570
Series 2013-GC16:
Class C, 5.4881% 11/10/46 (f)		421,844	414,238
Class D, 5.4881% 11/10/46 (d)(f)		1,161,000	1,121,606
Class F, 3.5% 11/10/46 (c)(d)		970,000	751,560
Series 2014-GC20 Class XA, 1.1797% 4/10/47 (f)(o)		62,904,318	732,559
Series 2015-GC34 Class XA, 1.3729% 10/10/48 (f)(o)		16,422,646	488,672
Series 2016-GS2 Class D, 2.753% 5/10/49 (d)		703,000	565,980
Series 2016-GS4 Class C, 4.0796% 11/10/49 (f)		464,000	411,052
Series 2017-GS6 Class D, 3.243% 5/10/50 (d)		1,720,000	1,325,049
Series 2018-GS9 Class D, 3% 3/10/51 (d)		835,000	628,625
Series 2019-GC38 Class D, 3% 2/10/52 (d)		446,000	340,723
Series 2019-GC39 Class D, 3% 5/10/52 (d)		1,176,000	875,263
Series 2019-GC40:
Class D, 3% 7/10/52 (d)		924,000	697,566
Class DBF, 3.668% 7/10/52 (d)(f)		1,107,500	1,088,785
Series 2019-GC42:
Class D, 2.8% 9/1/52 (d)		408,000	298,223
Class E, 2.8% 9/1/52 (d)		1,092,000	758,570
Series 2019-GS5 Class C, 4.299% 3/10/50 (f)		1,155,000	1,049,338
Series 2019-GSA1 Class E, 2.8% 11/10/52 (d)		693,000	479,671
Series 2020-GC45:
Class D, 2.85% 2/13/53 (d)		952,000	685,304
Class SWD, 3.3258% 12/13/39 (d)(f)		735,000	523,112
Series 2020-GC47 Class D, 3.5698% 5/12/53 (d)(f)		336,000	256,124
Series 2021-RENT Class G, 1 month U.S. LIBOR + 5.700% 8.0681% 11/21/35 (d)(f)(g)		3,076,128	2,839,753
Hilton U.S.A. Trust:
Series 2016-HHV:
Class E, 4.3333% 11/5/38 (d)(f)		3,339,000	2,923,365
Class F, 4.3333% 11/5/38 (d)(f)		2,022,000	1,713,033
Series 2016-SFP:
Class D, 4.9269% 11/5/35 (d)		714,000	688,912
Class F, 6.1552% 11/5/35 (d)		1,531,000	1,464,580
Home Partners of America Trust Series 2019-1:
Class E, 3.604% 9/17/39 (d)		579,593	516,276
Class F, 4.101% 9/17/39 (d)		94,296	84,231
Hudson Yards Mortgage Trust:
Series 2019-30HY Class E, 3.5579% 7/10/39 (d)(f)		861,000	709,740
Series 2019-55HY Class F, 3.0409% 12/10/41 (d)(f)		693,000	523,319
Independence Plaza Trust Series 2018-INDP Class E, 4.996% 7/10/35 (d)		1,064,000	965,407
Intown Mortgage Trust:
floater Series 2022-STAY Class E, CME Term SOFR 1 Month Index + 5.030% 7.2814% 8/15/37 (d)(f)(g)		1,087,000	1,078,193
floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (d)(f)(g)		24,860,000	24,720,782
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C19 Class XA, 0.7866% 4/15/47 (f)(o)		6,062,975	51,802
Series 2014-C23 Class UH5, 4.7094% 9/15/47 (d)		194,000	146,701
Series 2014-C26 Class D, 4.0201% 1/15/48 (d)(f)		3,811,000	3,377,649
Series 2015-C30 Class XA, 0.5787% 7/15/48 (f)(o)		39,204,448	417,241
Series 2015-C32 Class C, 4.8055% 11/15/48 (f)		1,942,000	1,505,443
JPMCC Commercial Mortgage Securities Trust Series 2016-JP4 Class D, 3.5212% 12/15/49 (d)(f)		1,251,000	977,004
JPMDB Commercial Mortgage Securities Trust:
Series 2016-C4:
Class C, 3.1963% 12/15/49 (f)		603,000	524,101
Class D, 3.1963% 12/15/49 (d)(f)		1,242,000	942,901
Series 2017-C7 Class D, 3% 10/15/50 (d)		2,471,000	1,890,408
Series 2018-C8 Class D, 3.3742% 6/15/51 (d)(f)		406,000	292,946
Series 2019-COR6:
Class D, 2.5% 11/13/52 (d)		567,000	406,110
Class E, 2.5% 11/13/52 (d)		1,092,000	728,869
Series 2020-COR7 Class D, 1.75% 5/13/53 (d)		714,000	470,629
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-MFP:
Class E, 1 month U.S. LIBOR + 2.160% 4.551% 7/15/36 (d)(f)(g)		1,029,000	971,197
Class F, 1 month U.S. LIBOR + 3.000% 5.391% 7/15/36 (d)(f)(g)		336,000	310,631
Series 2011-C3:
Class E, 5.7086% 2/15/46 (d)(f)		1,156,000	409,695
Class G, 4.409% 2/15/46 (d)(f)		368,000	28,416
Class H, 4.409% 2/15/46 (c)(d)(f)		828,000	35,657
Class J, 4.409% 2/15/46 (c)(d)(f)		106,000	205
Series 2011-C4:
Class D, 5.7417% 7/15/46 (d)(f)		2,033,000	1,981,341
Class E, 5.7417% 7/15/46 (d)(f)		1,464,000	1,411,203
Class F, 3.873% 7/15/46 (d)		166,000	156,153
Class H, 3.873% 7/15/46 (d)		784,250	735,655
Class NR, 3.873% 7/15/46 (d)		420,000	391,571
Series 2012-CBX:
Class E, 4.8545% 6/15/45 (d)(f)		1,001,757	925,523
Class F, 4% 6/15/45 (c)(d)		1,124,000	224,758
Class G 4% 6/15/45 (c)(d)		1,233,000	92,562
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (f)		1,025,000	961,391
Class D, 4.3028% 4/15/46 (f)		1,638,000	1,285,317
Class F, 3.25% 4/15/46 (d)(f)		1,851,000	589,358
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (d)(f)		945,000	2,363
Class E, 3.9314% 6/10/27 (c)(d)(f)		1,519,000	3,798
Series 2018-AON Class F, 4.767% 7/5/31 (d)(f)		743,000	601,909
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (d)		8,593,000	8,484,042
Class CFX, 4.9498% 7/5/33 (d)		2,322,000	2,281,018
Class DFX, 5.3503% 7/5/33 (d)		4,241,000	4,160,804
Class EFX, 5.5422% 7/5/33 (d)		4,886,000	4,733,605
Class XAFX, 1.2948% 7/5/33 (d)(f)(o)		35,039,000	232,883
Series 2019-OSB Class E, 3.9089% 6/5/39 (d)(f)		1,071,000	906,414
Series 2020-NNN:
Class EFX, 3.972% 1/16/37 (d)		723,000	659,273
Class FFX, 4.6254% 1/16/37 (d)		1,145,000	1,028,342
Class GFX, 4.8445% 1/16/37 (d)(f)		441,000	392,475
KNDL Mortgage Trust floater Series 2019-KNSQ Class F, 1 month U.S. LIBOR + 2.000% 4.391% 5/15/36 (d)(f)(g)		1,638,000	1,578,096
KNDR Trust floater Series 2021-KIND Class F, 1 month U.S. LIBOR + 3.950% 6.341% 8/15/38 (d)(f)(g)		1,981,070	1,859,626
La Quita Mortgage Trust floater Series 2022-LAQ Class F, CME Term SOFR 1 Month Index + 5.970% 8.2676% 3/15/39 (d)(f)(g)		1,086,160	1,061,761
Liberty Street Trust Series 2016-225L:
Class D, 4.8035% 2/10/36 (d)(f)		375,000	342,356
Class E, 4.8035% 2/10/36 (d)(f)		942,000	835,448
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (d)(f)(g)		41,422,000	40,643,213
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (d)(f)(g)		24,765,000	24,231,064
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (d)(f)(g)		13,877,000	13,460,646
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (d)(f)(g)		12,332,000	11,869,539
Class E, CME Term SOFR 1 Month Index + 3.240% 5.5474% 5/15/39 (d)(f)(g)		2,310,000	2,224,259
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (d)(f)(g)		27,348,195	26,474,437
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (d)(f)(g)		6,599,662	6,356,128
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (d)(f)(g)		4,152,066	3,996,366
Class D, 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (d)(f)(g)		5,774,950	5,529,898
Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (d)(f)(g)		5,045,586	4,781,103
Class F, 1 month U.S. LIBOR + 2.350% 4.741% 3/15/38 (d)(f)(g)		2,510,506	2,380,410
Class G, 1 month U.S. LIBOR + 2.950% 5.341% 3/15/38 (d)(f)(g)		6,564,275	6,064,081
Market Mortgage Trust Series 2020-525M Class F, 3.0386% 2/12/40 (d)(f)		819,000	549,511
MED Trust floater Series 2021-MDLN:
Class F, 1 month U.S. LIBOR + 4.000% 6.392% 11/15/38 (d)(f)(g)		1,921,000	1,796,134
Class G, 1 month U.S. LIBOR + 5.250% 7.642% 11/15/38 (d)(f)(g)		5,822,000	5,536,989
Merit floater Series 2021-STOR:
Class G, 1 month U.S. LIBOR + 2.750% 5.141% 7/15/38 (d)(f)(g)		315,000	291,375
Class J, 1 month U.S. LIBOR + 3.950% 6.341% 7/15/38 (d)(f)(g)		307,000	289,305
MFT Trust Series 2020-B6 Class C, 3.3922% 8/10/40 (d)(f)		707,000	544,510
MHC Commercial Mortgage Trust floater Series 2021-MHC:
Class F, 1 month U.S. LIBOR + 2.600% 4.992% 4/15/38 (d)(f)(g)		168,000	159,667
Class G, 1 month U.S. LIBOR + 3.200% 5.592% 4/15/38 (d)(f)(g)		4,491,000	4,267,307
MHC Trust floater Series 2021-MHC2 Class F, 1 month U.S. LIBOR + 2.400% 4.791% 5/15/38 (d)(f)(g)		1,817,000	1,689,809
MHP Commercial Mortgage Trust floater Series 2022-MHIL:
Class F, CME Term SOFR 1 Month Index + 3.250% 5.5666% 1/15/27 (d)(f)(g)		380,000	354,349
Class G, CME Term SOFR 1 Month Index + 3.950% 6.2649% 1/15/27 (d)(f)(g)		1,134,000	1,056,655
MOFT Trust Series 2020-ABC:
Class D, 3.5926% 2/10/42 (d)(f)		475,000	369,238
Class E, 3.5926% 2/10/42 (d)(f)		349,000	251,259
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31		698,000	605,348
Series 2012-C5 Class E, 4.807% 8/15/45 (d)(f)		288,000	285,880
Series 2012-C6 Class D, 4.7609% 11/15/45 (d)(f)		1,469,000	1,455,176
Series 2012-C6, Class F, 4.7609% 11/15/45 (c)(d)(f)		693,000	646,928
Series 2013-C12 Class D, 4.9208% 10/15/46 (d)(f)		1,299,000	1,187,905
Series 2013-C13:
Class D, 5.0591% 11/15/46 (d)(f)		1,747,000	1,604,605
Class E, 5.0591% 11/15/46 (d)(f)		785,081	669,043
Series 2013-C7 Class C, 4.2266% 2/15/46 (f)		308,000	294,990
Series 2013-C8 Class D, 4.2868% 12/15/48 (d)(f)		504,000	493,080
Series 2013-C9:
Class C, 4.1536% 5/15/46 (f)		920,000	892,632
Class D, 4.2416% 5/15/46 (d)(f)		1,700,000	1,584,047
Class E, 4.2416% 5/15/46 (d)(f)		722,000	644,551
Series 2014-C17 Class XA, 1.1856% 8/15/47 (f)(o)		58,064,881	734,799
Series 2015-C25 Class XA, 1.1955% 10/15/48 (f)(o)		25,892,535	590,438
Series 2016-C30:
Class C, 4.2336% 9/15/49 (f)		266,000	233,865
Class D, 3% 9/15/49 (d)		252,000	170,415
Series 2016-C31 Class C, 4.4088% 11/15/49 (f)		603,000	522,054
Series 2016-C32 Class C, 4.4179% 12/15/49 (f)		415,000	365,753
Series 2017-C33 Class D, 3.356% 5/15/50 (d)		947,000	752,260
Morgan Stanley Capital I Trust:
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (d)		30,766,000	28,817,758
Series 1998-CF1 Class G, 7.35% 7/15/32 (d)(f)		3,945	3,908
Series 2011-C2:
Class D, 5.385% 6/15/44 (d)(f)		1,208,218	1,146,205
Class F, 5.385% 6/15/44 (c)(d)(f)		748,000	486,200
Class XB, 0.4843% 6/15/44 (d)(f)(o)		2,628,958	10,311
Series 2011-C3:
Class C, 5.2534% 7/15/49 (d)(f)		159,521	157,996
Class D, 5.2534% 7/15/49 (d)(f)		2,163,000	2,083,052
Class E, 5.2534% 7/15/49 (c)(d)(f)		1,210,000	1,084,856
Class F, 5.2534% 7/15/49 (c)(d)(f)		332,000	231,569
Class G, 5.2534% 7/15/49 (c)(d)(f)		1,123,200	593,187
Series 2012-C4 Class D, 5.3359% 3/15/45 (d)(f)		245,121	234,397
Series 2014-150E:
Class C, 4.4382% 9/9/32 (d)(f)		418,000	392,425
Class F, 4.4382% 9/9/32 (d)(f)		734,000	651,925
Series 2015-MS1:
Class C, 4.1581% 5/15/48 (f)		468,000	429,566
Class D, 4.1581% 5/15/48 (d)(f)		1,371,000	1,158,785
Series 2015-UBS8 Class D, 3.18% 12/15/48 (d)		543,000	396,508
Series 2016-BNK2:
Class C, 3% 11/15/49 (d)		1,456,000	1,132,636
Class D, 4.0193% 11/15/49 (f)		603,000	531,107
Series 2017-CLS Class F, 1 month U.S. LIBOR + 2.600% 4.991% 11/15/34 (d)(f)(g)		822,000	806,206
Series 2017-H1:
Class C, 4.281% 6/15/50		1,129,000	1,038,734
Class D, 2.546% 6/15/50 (d)		1,621,000	1,234,242
Series 2018-H4 Class A4, 4.31% 12/15/51		7,706,000	7,561,039
Series 2018-MP Class E, 4.4185% 7/11/40 (d)(f)		1,318,000	1,021,225
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (d)(f)		4,445,000	4,095,613
Class C, 3.283% 11/10/36 (d)(f)		4,265,000	3,848,794
Series 2020-CNP Class D, 2.5085% 4/5/42 (d)(f)		462,000	330,087
Series 2020-HR8 Class D, 2.5% 7/15/53 (d)		756,000	525,986
Series 2020-L4, Class C, 3.536% 2/15/53		205,000	171,660
Series 2021-L6 Class XA, 1.3474% 6/15/54 (f)(o)		26,922,616	1,836,233
Motel 6 Trust floater Series 2021-MTL6 Class H, 1 month U.S. LIBOR + 6.000% 8.391% 9/15/38 (d)(f)(g)		518,760	512,056
MRCD Mortgage Trust Series 2019-PARK:
Class G, 2.7175% 12/15/36 (d)		4,861,000	4,182,096
Class J, 4.25% 12/15/36 (d)		2,552,000	2,225,619
MSCCG Trust floater sequential payer Series 2018-SELF Class F, 1 month U.S. LIBOR + 3.050% 5.441% 10/15/37 (d)(f)(g)		671,000	632,015
MSJP Commercial Securities Mortgage Trust Series 2015-HAUL Class E, 5.0127% 9/5/47 (d)(f)		311,000	227,658
MTN Commercial Mortgage Trust floater Series 2022-LPFL Class F, CME Term SOFR 1 Month Index + 5.280% 7.5926% 3/15/39 (d)(f)(g)		3,549,000	3,387,021
Natixis Commercial Mortgage Securities Trust:
floater Series 2018-FL1 Class WAN2, 1 month U.S. LIBOR + 3.750% 6.141% 6/15/35 (d)(f)(g)		128,000	99,731
Series 2018-285M Class F, 3.9167% 11/15/32 (d)(f)		307,000	285,503
Series 2018-TECH Class F, 1 month U.S. LIBOR + 3.000% 5.392% 11/15/34 (d)(f)(g)		245,000	233,054
Series 2019-10K:
Class E, 4.2724% 5/15/39 (d)(f)		399,000	306,489
Class F, 4.2724% 5/15/39 (d)(f)		1,374,000	994,096
Series 2020-2PAC:
Class AMZ2, 3.6167% 1/15/37 (d)(f)		735,000	668,237
Class AMZ3, 3.6167% 1/15/37 (d)(f)		336,000	303,146
Class MSK3, 3.3583% 12/15/36 (d)(f)		1,630,000	1,433,721
NYT Mortgage Trust floater Series 2019-NYT Class F, 1 month U.S. LIBOR + 3.000% 5.391% 12/15/35 (d)(f)(g)		1,385,000	1,251,710
OPG Trust floater Series 2021-PORT Class J, 1 month U.S. LIBOR + 3.340% 5.737% 10/15/36 (d)(f)(g)		730,577	681,934
PKHL Commercial Mortgage Trust floater Series 2021-MF:
Class F, 1 month U.S. LIBOR + 3.350% 5.742% 7/15/38 (d)(f)(g)		986,000	929,667
Class NR, 1 month U.S. LIBOR + 6.000% 8.392% 7/15/38 (d)(f)(g)		280,000	266,745
Prima Capital CRE Securitization Ltd. Series 2020-8A Class C, 3% 12/1/70 (d)		3,045,000	2,309,155
Prima Capital Ltd.:
floater Series 2021-9A:
Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (d)(f)(g)		8,051,000	7,919,932
Class C, 1 month U.S. LIBOR + 2.350% 4.7181% 12/15/37 (d)(f)(g)		3,150,000	2,971,125
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 3.5764% 12/15/37 (d)(f)(g)		1,761,333	1,761,333
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (d)		889,973	950,865
SFO Commercial Mortgage Trust floater Series 2021-555 Class F, 1 month U.S. LIBOR + 3.650% 6.041% 5/15/38 (d)(f)(g)		961,000	885,937
SG Commercial Mortgage Securities Trust:
Series 2019-PREZ Class F, 3.593% 9/15/39 (d)(f)		1,360,000	1,029,713
Series 2020-COVE:
Class F, 3.8518% 3/15/37 (d)(f)		2,364,000	2,070,271
Class G, 3.8518% 3/15/37 (d)(f)		860,000	719,277
SLG Office Trust Series 2021-OVA Class G, 2.8506% 7/15/41 (d)		3,764,000	2,588,626
SMRT Commercial Mortgage Trust floater Series 2022-MINI:
Class E, CME Term SOFR 1 Month Index + 2.700% 5.008% 1/15/39 (d)(f)(g)		2,039,000	1,891,170
Class F, CME Term SOFR 1 Month Index + 3.350% 5.658% 1/15/39 (d)(f)(g)		1,617,000	1,490,369
SOHO Trust Series 2021-SOHO Class D, 2.6966% 8/10/38 (d)(f)		1,113,000	817,245
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (d)(f)(g)		7,618,000	7,292,699
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (d)(f)(g)		3,962,000	3,789,122
SREIT Trust floater:
Series 2021-FLWR Class A, 1 month U.S. LIBOR + 0.570% 2.9676% 7/15/36 (d)(f)(g)		4,344,000	4,176,917
Series 2021-IND Class G, 1 month U.S. LIBOR + 3.260% 5.6568% 10/15/38 (d)(f)(g)		1,487,000	1,353,219
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (d)(f)(g)		29,791,000	28,708,556
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (d)(f)(g)		17,063,000	16,295,146
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (d)(f)(g)		10,597,000	10,093,636
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (d)(f)(g)		6,964,000	6,598,389
Class G, 1 month U.S. LIBOR + 2.970% 5.3648% 11/15/38 (d)(f)(g)		4,308,000	4,034,361
Series 2021-MFP2 Class J, 1 month U.S. LIBOR + 3.910% 6.3065% 11/15/36 (d)(f)(g)		3,205,000	2,987,194
Series 2021-PALM Class G, 1 month U.S. LIBOR + 3.610% 6.0071% 10/15/34 (d)(f)(g)		798,000	719,796
STWD Trust floater sequential payer Series 2021-LIH:
Class E, 1 month U.S. LIBOR + 2.900% 5.294% 11/15/36 (d)(f)(g)		2,268,000	2,101,074
Class F, 1 month U.S. LIBOR + 3.550% 5.942% 11/15/36 (d)(f)(g)		1,000,000	925,597
Class G, 1 month U.S. LIBOR + 4.200% 6.591% 11/15/36 (d)(f)(g)		525,000	487,312
SUMIT Mortgage Trust Series 2022-BVUE Class F, 2.9889% 2/12/41 (d)(f)		185,000	134,938
TPGI Trust floater Series 2021-DGWD:
Class E, 1 month U.S. LIBOR + 2.350% 4.74% 6/15/26 (d)(f)(g)		2,456,000	2,284,076
Class G, 1 month U.S. LIBOR + 3.850% 6.24% 6/15/26 (d)(f)(g)		459,000	421,693
Tricon Residential Trust Series 2022-SFR2 Class E, 7.507% 7/17/40 (d)		2,499,000	2,497,449
UBS Commercial Mortgage Trust:
Series 2012-C1:
Class D, 6.6596% 5/10/45 (d)(f)		138,382	125,927
Class E, 5% 5/10/45 (c)(d)(f)		595,000	232,050
Class F, 5% 5/10/45 (d)(f)		762,700	39,668
Series 2017-C7 Class XA, 1.1575% 12/15/50 (f)(o)		51,384,492	1,911,426
Series 2018-C8 Class C, 4.8657% 2/15/51 (f)		336,000	309,365
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (c)(d)(f)		746,000	671,403
Series 2012-WRM:
Class C, 4.3793% 6/10/30 (d)(f)		110,000	104,508
Class E, 4.3793% 6/10/30 (c)(d)(f)		849,000	662,283
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class C, 6.6633% 1/10/45 (d)(f)		214,792	199,757
VASA Trust:
floater Series 2021-VASA Class G, 1 month U.S. LIBOR + 5.000% 7.391% 7/15/39 (d)(f)(g)		315,000	300,159
floater sequential payer Series 2021-VASA Class F, 1 month U.S. LIBOR + 3.900% 6.291% 7/15/39 (d)(f)(g)		1,383,000	1,316,147
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (d)		25,554,000	20,881,167
Series 2020-LAB:
Class B, 2.453% 10/10/42 (d)		1,600,000	1,290,583
Class X, 0.5162% 10/10/42 (d)(f)(o)		35,000,000	997,098
VMC Finance Ltd. floater Series 2021-HT1 Class B, 1 month U.S. LIBOR + 4.500% 6.877% 1/18/37 (d)(f)(g)		4,431,000	4,238,306
Wells Fargo Commercial Mortgage Trust:
floater:
Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (d)(f)(g)		17,572,000	16,748,328
Series 2021-SAVE:
Class D, 1 month U.S. LIBOR + 2.500% 4.891% 2/15/40 (d)(f)(g)		352,700	328,154
Class E, 1 month U.S. LIBOR + 3.650% 6.041% 2/15/40 (d)(f)(g)		250,890	232,752
sequential payer Series 2020-C57 Class D, 2.5% 8/15/53 (d)		1,034,000	721,359
Series 2012-LC5 Class F, 4.9565% 10/15/45 (d)(f)		108,402	100,272
Series 2015-C31 Class XA, 1.1096% 11/15/48 (f)(o)		20,532,019	496,366
Series 2015-NXS4 Class D, 3.8416% 12/15/48(f)		861,000	758,528
Series 2016-BNK1:
Class C, 3.071% 8/15/49		446,000	370,483
Class D, 3% 8/15/49 (d)		487,000	303,313
Series 2016-C34 Class XA, 2.256% 6/15/49 (f)(o)		17,674,686	876,334
Series 2016-LC25 Class C, 4.4836% 12/15/59 (f)		575,000	521,384
Series 2016-NXS6 Class D, 3.059% 11/15/49 (d)		1,337,000	1,057,167
Series 2017-RB1 Class D, 3.401% 3/15/50 (d)		595,000	469,312
Series 2018-C43 Class C, 4.514% 3/15/51		401,000	356,238
Series 2018-C46 Class XA, 1.1007% 8/15/51 (f)(o)		54,489,844	1,734,466
Series 2018-C48 Class A5, 4.302% 1/15/52		6,748,000	6,657,710
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (c)(f)		372,000	12,826
Series 2011-C3:
Class D, 5.4196% 3/15/44 (d)(f)		1,342,632	545,109
Class E, 5% 3/15/44 (c)(d)		733,000	3,665
Class F, 5% 3/15/44 (c)(d)		435,145	40
Series 2011-C4:
Class D, 4.9868% 6/15/44 (d)(f)		474,000	419,415
Class E, 4.9868% 6/15/44 (d)(f)		335,432	262,303
Series 2011-C5:
Class E, 5.7035% 11/15/44 (d)(f)		791,129	788,879
Class F, 5.25% 11/15/44 (d)(f)		1,146,000	1,051,152
Class G, 5.25% 11/15/44 (d)(f)		376,000	333,502
Series 2012-C7:
Class C, 4.8144% 6/15/45 (f)		1,226,000	870,460
Class E, 4.8144% 6/15/45 (c)(d)(f)		861,000	77,490
Class F, 4.5% 6/15/45 (c)(d)		419,071	2,095
Series 2013-C11:
Class D, 4.3655% 3/15/45 (d)(f)		801,251	778,685
Class E, 4.3655% 3/15/45 (c)(d)(f)		1,774,872	1,686,848
Series 2013-C13 Class D, 4.2834% 5/15/45 (d)(f)		580,000	555,289
Series 2013-C16 Class D, 5.1481% 9/15/46 (d)(f)		211,000	196,644
Series 2013-UBS1 Class D, 5.1917% 3/15/46 (d)(f)		830,625	802,582
Series 2014-C21 Class XA, 1.1659% 8/15/47 (f)(o)		46,904,043	684,832
Series 2014-C24 Class XA, 0.9882% 11/15/47 (f)(o)		17,877,412	254,549
Series 2014-LC14 Class XA, 1.4192% 3/15/47 (f)(o)		25,848,733	320,201
WFCM Series 2022-C62:
Class C, 4.3504% 4/15/55 (f)		1,923,000	1,654,735
Class D, 2.5% 4/15/55 (d)		1,365,000	884,096
Worldwide Plaza Trust Series 2017-WWP:
Class E, 3.7154% 11/10/36 (d)(f)		348,000	277,203
Class F, 3.7154% 11/10/36 (d)(f)		1,960,000	1,479,899
WP Glimcher Mall Trust Series 2015-WPG:
Class PR1, 3.6332% 6/5/35 (d)(f)		528,000	430,522
Class PR2, 3.6332% 6/5/35 (d)(f)		1,378,000	1,046,868
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $1,700,507,611)			1,607,394,984

Municipal Securities - 0.5%
California Gen. Oblig.:
Series 2009:		$	$
7.3% 10/1/39		17,580,000	22,344,083
7.35% 11/1/39		1,690,000	2,158,768
7.55% 4/1/39		11,940,000	15,862,544
Series 2010, 7.625% 3/1/40		6,440,000	8,525,824
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35		8,885,000	9,835,315
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23		4,212,273	4,232,102
5.1% 6/1/33		40,165,000	39,972,875
Series 2010-1, 6.63% 2/1/35		7,610,000	8,061,122
Series 2010-3:
6.725% 4/1/35		11,345,000	12,075,073
7.35% 7/1/35		4,828,571	5,298,942
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)		27,425,000	30,387,734
TOTAL MUNICIPAL SECURITIES
(Cost $163,823,789)			158,754,382

Foreign Government and Government Agency Obligations - 1.2%
Angola Republic:
8.25% 5/9/28 (d)		$1,370,000	$1,188,475
8.75% 4/14/32 (d)		795,000	647,925
9.375% 5/8/48 (d)		225,000	171,000
9.5% 11/12/25 (d)		3,130,000	2,981,325
Arab Republic of Egypt:
5.8% 9/30/27 (d)		1,000,000	772,500
7.0529% 1/15/32 (d)		385,000	269,019
7.5% 1/31/27 (d)		6,142,000	5,159,280
7.6003% 3/1/29 (d)		1,440,000	1,130,400
7.903% 2/21/48 (d)		941,000	562,248
8.5% 1/31/47 (d)		1,586,000	1,007,110
8.7002% 3/1/49 (d)		835,000	528,138
Argentine Republic:
0.5% 7/9/30 (h)		18,255,686	4,326,598
1% 7/9/29		1,948,999	453,142
1.5% 7/9/35 (h)		5,213,323	1,170,391
3.875% 1/9/38 (h)		2,257,281	631,051
Barbados Government 6.5% 10/1/29 (d)		1,530,000	1,409,419
Bermuda Government:
2.375% 8/20/30 (d)		185,000	155,666
3.375% 8/20/50 (d)		430,000	313,712
3.717% 1/25/27 (d)		1,720,000	1,674,098
4.75% 2/15/29 (d)		965,000	966,387
5% 7/15/32 (d)		490,000	489,326
Brazilian Federative Republic:
2.875% 6/6/25		3,145,000	3,006,620
3.875% 6/12/30		2,310,000	2,011,577
7.125% 1/20/37		1,550,000	1,615,681
8.25% 1/20/34		2,809,000	3,180,841
Buenos Aires Province 3.9% 9/1/37 (d)(h)		1,430,000	495,853
Cameroon Republic 9.5% 11/19/25 (d)		1,180,000	1,143,346
Chilean Republic:
2.45% 1/31/31		3,505,000	2,953,620
2.75% 1/31/27		790,000	731,145
3.5% 1/31/34		520,000	452,140
4% 1/31/52		455,000	359,450
4.34% 3/7/42		665,000	570,238
Colombian Republic:
3% 1/30/30		2,720,000	2,106,810
3.125% 4/15/31		1,455,000	1,096,979
3.25% 4/22/32		745,000	548,693
4.125% 5/15/51		600,000	355,238
5% 6/15/45		2,520,000	1,688,085
5.2% 5/15/49		1,660,000	1,128,074
6.125% 1/18/41		105,000	83,724
7.375% 9/18/37		380,000	359,884
Costa Rican Republic:
5.625% 4/30/43 (d)		680,000	509,915
6.125% 2/19/31 (d)		600,000	559,425
7% 4/4/44 (d)		140,000	121,389
Democratic Socialist Republic of Sri Lanka:
6.2% 5/11/27 (d)(e)		635,000	203,914
6.825% 7/18/26 (d)(e)		210,000	70,061
7.55% 3/28/30 (d)(e)		615,000	196,339
7.85% 3/14/29 (d)(e)		1,345,000	431,073
Dominican Republic:
4.5% 1/30/30 (d)		665,000	557,270
4.875% 9/23/32 (d)		2,060,000	1,659,330
5.875% 1/30/60 (d)		1,035,000	731,163
5.95% 1/25/27 (d)		1,181,000	1,152,435
6% 7/19/28 (d)		1,011,000	964,747
6.4% 6/5/49 (d)		425,000	333,439
6.5% 2/15/48 (d)		635,000	508,714
6.85% 1/27/45 (d)		1,143,000	967,121
6.875% 1/29/26 (d)		1,332,000	1,361,804
7.45% 4/30/44 (d)		794,000	723,185
Ecuador Republic:
2.5% 7/31/35 (d)(h)		1,850,000	708,550
5.5% 7/31/30 (d)(h)		3,355,000	1,758,859
El Salvador Republic:
6.375% 1/18/27 (d)		195,000	73,344
7.1246% 1/20/50 (d)		750,000	249,516
7.625% 2/1/41 (d)		230,000	76,878
7.75% 1/24/23 (d)		1,595,000	1,425,830
Emirate of Abu Dhabi:
1.7% 3/2/31 (d)		1,560,000	1,331,655
3% 9/15/51 (d)		645,000	496,973
3.125% 4/16/30 (d)		2,010,000	1,939,399
3.125% 9/30/49 (d)		2,460,000	1,933,868
3.875% 4/16/50 (d)		18,260,000	16,460,249
Emirate of Dubai 3.9% 9/9/50 (Reg. S)		2,050,000	1,502,650
Gabonese Republic 7% 11/24/31 (d)		1,245,000	936,863
Georgia Republic 2.75% 4/22/26 (d)		1,280,000	1,107,200
German Federal Republic:
0% 2/15/31 (Reg. S)	EUR	500,000	445,329
0% 2/15/32 (Reg. S)	EUR	2,620,000	2,291,462
0% 5/15/35 (Reg. S) (j)	EUR	27,640,000	22,585,726
Ghana Republic:
7.75% 4/7/29 (d)		1,500,000	567,469
8.627% 6/16/49 (d)		525,000	183,028
10.75% 10/14/30 (d)		965,000	692,388
Guatemalan Republic:
4.9% 6/1/30 (d)		590,000	559,689
5.375% 4/24/32 (d)		910,000	872,064
6.125% 6/1/50 (d)		615,000	559,573
Hungarian Republic:
2.125% 9/22/31 (d)		530,000	386,006
5.25% 6/16/29 (d)		755,000	725,682
5.5% 6/16/34 (d)		790,000	735,280
Indonesian Republic:
3.85% 10/15/30		855,000	832,717
4.1% 4/24/28		1,775,000	1,774,778
4.2% 10/15/50		44,910,000	38,964,365
4.35% 1/11/48		1,225,000	1,099,572
4.4% 6/6/27(d)		890,000	896,675
5.125% 1/15/45 (d)		2,740,000	2,678,651
5.25% 1/17/42 (d)		660,000	657,030
5.95% 1/8/46 (d)		985,000	1,051,980
6.75% 1/15/44 (d)		690,000	795,301
7.75% 1/17/38 (d)		1,728,000	2,113,884
8.5% 10/12/35 (d)		2,680,000	3,444,303
Islamic Republic of Pakistan:
6% 4/8/26 (d)		1,770,000	1,097,595
6.875% 12/5/27 (d)		330,000	202,986
8.25% 4/15/24 (d)		611,000	433,877
Israeli State:
3.375% 1/15/50		1,600,000	1,330,000
3.8% 5/13/60 (Reg. S)		675,000	574,817
Ivory Coast:
6.125% 6/15/33 (d)		2,490,000	2,093,623
6.375% 3/3/28 (d)		2,920,000	2,710,673
Jamaican Government:
6.75% 4/28/28		495,000	535,002
7.875% 7/28/45		430,000	495,387
Jordanian Kingdom:
4.95% 7/7/25 (d)		1,535,000	1,449,424
7.375% 10/10/47 (d)		290,000	234,900
7.75% 1/15/28 (d)		825,000	815,616
Kingdom of Saudi Arabia:
2.25% 2/2/33 (d)		1,835,000	1,568,925
3.25% 10/22/30 (d)		10,790,000	10,385,375
3.625% 3/4/28 (d)		785,000	779,113
3.75% 1/21/55 (d)		1,250,000	1,031,250
4.5% 10/26/46 (d)		1,665,000	1,550,531
4.5% 4/22/60 (d)		7,675,000	7,137,750
4.625% 10/4/47 (d)		680,000	636,650
Korean Republic 1% 9/16/30		1,585,000	1,306,753
Lebanese Republic:
5.8% 12/31/49 (e)		1,814,000	125,053
6.375% 12/31/49 (e)		1,956,000	134,842
Ministry of Finance of the Russian Federation:
4.375% 3/21/29(Reg. S) (e)		1,000,000	470,000
5.1% 3/28/35(Reg. S) (e)		2,000,000	940,000
Mongolia Government 5.125% 4/7/26 (d)		1,010,000	926,786
Moroccan Kingdom:
2.375% 12/15/27 (d)		2,375,000	2,039,234
4% 12/15/50 (d)		335,000	215,824
5.5% 12/11/42 (d)		200,000	162,788
Panamanian Republic:
2.252% 9/29/32		1,065,000	825,242
3.16% 1/23/30		1,135,000	996,530
3.298% 1/19/33		1,135,000	961,913
3.87% 7/23/60		1,530,000	1,050,249
3.875% 3/17/28		1,430,000	1,372,621
4.5% 5/15/47		645,000	516,323
4.5% 4/16/50		2,015,000	1,586,561
Peoples Republic of China 1.2% 10/21/30 (d)		1,150,000	980,479
Peruvian Republic:
2.783% 1/23/31		5,060,000	4,322,505
3% 1/15/34		1,130,000	921,515
3.3% 3/11/41		1,285,000	974,030
Province of Santa Fe 7% 3/23/23 (d)		1,042,000	971,014
Provincia de Cordoba:
6.875% 12/10/25 (d)		3,111,474	2,370,554
6.99% 6/1/27 (d)		1,110,721	697,533
Republic of Armenia 7.15% 3/26/25 (d)		645,000	643,508
Republic of Iraq 5.8% 1/15/28 (Reg. S)		657,250	546,462
Republic of Kenya:
6.875% 6/24/24 (d)		1,445,000	1,264,375
7% 5/22/27 (d)		1,265,000	1,005,675
Republic of Nigeria:
6.125% 9/28/28 (d)		2,020,000	1,452,254
6.375% 7/12/23 (d)		440,000	424,600
7.143% 2/23/30 (d)		1,285,000	944,475
7.625% 11/21/25 (d)		4,915,000	4,337,488
Republic of Paraguay:
2.739% 1/29/33 (d)		595,000	468,302
4.95% 4/28/31 (d)		1,525,000	1,466,192
5.4% 3/30/50 (d)		890,000	743,039
Republic of Serbia 2.125% 12/1/30 (d)		1,705,000	1,223,124
Republic of Uzbekistan:
3.7% 11/25/30 (d)		725,000	557,706
3.9% 10/19/31 (d)		1,045,000	795,702
4.75% 2/20/24 (d)		580,000	566,878
Romanian Republic:
3% 2/27/27 (d)		1,206,000	1,086,003
3% 2/14/31 (d)		1,721,000	1,362,602
3.625% 3/27/32 (d)		1,206,000	970,302
4% 2/14/51 (d)		615,000	421,967
4.375% 8/22/23 (d)		550,000	549,072
Rwanda Republic 5.5% 8/9/31 (d)		1,545,000	1,170,627
South African Republic 4.85% 9/30/29		620,000	548,041
State of Qatar:
3.75% 4/16/30 (d)		4,850,000	4,850,000
4% 3/14/29 (d)		1,570,000	1,595,513
4.4% 4/16/50 (d)		30,490,000	29,613,413
4.817% 3/14/49 (d)		1,980,000	2,031,975
5.103% 4/23/48 (d)		1,815,000	1,939,781
9.75% 6/15/30 (d)		722,000	1,008,093
Sultanate of Oman:
5.375% 3/8/27 (d)		315,000	310,275
5.625% 1/17/28 (d)		3,575,000	3,507,969
6% 8/1/29 (d)		1,185,000	1,180,556
6.25% 1/25/31 (d)		895,000	901,713
6.75% 1/17/48 (d)		2,509,000	2,229,874
Turkish Republic:
4.25% 3/13/25		2,225,000	1,941,313
4.25% 4/14/26		1,210,000	1,004,300
4.75% 1/26/26		2,780,000	2,376,900
4.875% 10/9/26		1,840,000	1,527,200
4.875% 4/16/43		1,825,000	1,031,125
5.125% 2/17/28		1,395,000	1,088,100
5.75% 3/22/24		705,000	669,750
5.75% 5/11/47		1,008,000	604,800
6% 1/14/41		445,000	285,913
6.125% 10/24/28		945,000	765,450
6.35% 8/10/24		755,000	713,475
7.25% 12/23/23		1,605,000	1,607,006
Ukraine Government:
0% 5/31/41 (d)(f)		975,000	292,500
6.876% 5/21/31 (d)		455,000	86,450
7.253% 3/15/35 (d)		1,570,000	274,750
7.375% 9/25/34 (d)		780,000	138,450
7.75% 9/1/24 (d)		2,254,000	644,221
7.75% 9/1/25 (d)		2,985,000	716,400
7.75% 9/1/26 (d)		3,955,000	800,888
7.75% 9/1/28 (d)		575,000	116,438
7.75% 9/1/29 (d)		270,000	54,675
United Arab Emirates 4.05% 7/7/32 (d)		1,135,000	1,149,755
United Mexican States:
2.659% 5/24/31		1,235,000	1,021,963
3.25% 4/16/30		1,660,000	1,479,268
3.5% 2/12/34		1,565,000	1,303,645
3.75% 1/11/28		1,515,000	1,456,673
3.75% 4/19/71		2,225,000	1,457,792
4.5% 4/22/29		905,000	884,185
4.875% 5/19/33		895,000	856,963
5.75% 10/12/2110		2,265,000	1,940,539
6.05% 1/11/40		1,810,000	1,812,036
Uruguay Republic 5.1% 6/18/50		1,810,000	1,837,489
Venezuelan Republic:
9.25% 9/15/27 (e)		7,846,000	666,910
11.95% 8/5/31 (Reg. S) (e)		1,641,700	139,545
12.75% 12/31/49 (e)		350,400	30,222
Vietnamese Socialist Republic 5.5% 3/12/28		3,585,450	3,540,184
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $433,542,733)			343,827,990

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $27,385,562)		27,400,000	27,107,094
		Shares	Value

Common Stocks - 0.2%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Cineworld Group PLC warrants 11/23/25 (s)		255,224	3
Media - 0.0%
Altice U.S.A., Inc. Class A (s)		146,500	1,465,000
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (c)(s)		1	34,600

TOTAL COMMUNICATION SERVICES			1,499,603

CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Caesars Entertainment, Inc. (s)		85,500	3,686,760
CEC Entertainment, Inc. (c)(s)		65,301	1,306,020
			4,992,780
Specialty Retail - 0.0%
David's Bridal, Inc. rights (c)(s)		518	0

TOTAL CONSUMER DISCRETIONARY			4,992,780

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Jonah Energy Parent LLC (c)(s)		74,805	5,260,288
Oil, Gas & Consumable Fuels - 0.2%
California Resources Corp.		159,023	7,944,789
California Resources Corp. warrants 10/27/24 (s)		6,440	118,174
Chesapeake Energy Corp.		119,159	11,974,288
Chesapeake Energy Corp. (b)(s)		619	62,203
Denbury, Inc. (s)		27,140	2,413,560
EP Energy Corp. (c)(s)		6,556	61,299
EQT Corp.		104,300	4,985,540
Mesquite Energy, Inc. (c)(s)		113,725	7,215,859
New Fortress Energy, Inc.		81,800	4,691,230
Pioneer Natural Resources Co.		15,900	4,026,198
			43,493,140

TOTAL ENERGY			48,753,428

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)		8,987	880,726
Lime Tree Bay Ltd. (c)		809	27,288
			908,014
INDUSTRIALS - 0.0%
Machinery - 0.0%
TNT Crane & Rigging LLC (c)(s)		83,132	650,924
TNT Crane & Rigging LLC warrants 10/31/25 (c)(s)		3,648	1,788
			652,712
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
GTT Communications, Inc. rights (c)(s)		311,584	311,584
UTILITIES - 0.0%
Electric Utilities - 0.0%
TexGen Power LLC (c)(s)		88,700	2,337,245
TOTAL COMMON STOCKS
(Cost $33,116,449)			59,455,366

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
RLJ Lodging Trust Series A, 1.95%		20,725	533,669
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
ACNR Holdings, Inc. (c)(s)		5,145	3,035,550
Mortgage Real Estate Investment Trusts - 0.0%
AGNC Investment Corp. Series E, 6.50% (f)		66,700	1,478,739
Arbor Realty Trust, Inc. Series F, 6.25% (f)		40,700	865,282
Dynex Capital, Inc. Series C 6.90% (f)		20,200	459,752
Franklin BSP Realty Trust, Inc. 7.50%		34,000	695,980
MFA Financial, Inc. Series B, 7.50%		24,975	540,959
			4,040,712
TOTAL FINANCIALS			7,076,262
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Cedar Realty Trust, Inc.:
7.25%		1,166	12,663
Series C, 6.50%		26,075	281,089
DiamondRock Hospitality Co. 8.25%		12,600	331,254
iStar Financial, Inc. Series G, 7.65%		34,900	876,339
National Storage Affiliates Trust Series A, 6.00%		12,600	312,228
Rexford Industrial Realty, Inc. Series B, 5.875%		30,100	760,176
Spirit Realty Capital, Inc. Series A, 6.00%		18,100	448,156
			3,021,905
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.:
Series H, 7.125%		22,855	543,492
Series I, 7.15%		30,500	720,410
			1,263,902
TOTAL REAL ESTATE			4,285,807

TOTAL NONCONVERTIBLE PREFERRED STOCKS			11,362,069

TOTAL PREFERRED STOCKS
(Cost $10,121,358)			11,895,738
		Principal Amount	Value

Bank Loan Obligations - 6.9%
COMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.2%
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.641% 11/30/27 (f)(g)(t)		1,251,728	1,229,297
Cincinnati Bell, Inc. Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.8053% 11/23/28 (f)(g)(t)		2,049,700	2,004,012
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.03% 12/12/26 (f)(g)(t)		2,020,448	1,957,309
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0625% 10/2/27 (f)(g)(t)		1,592,230	1,418,088
Frontier Communications Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 5/1/28 (f)(g)(t)		11,258,432	10,884,090
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 3/1/27 (f)(g)(t)		2,678,811	2,553,951
Lumen Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 3/15/27 (f)(g)(t)		1,664,042	1,564,200
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.127% 4/30/27 (f)(g)(t)		4,783,544	4,500,502
Patagonia Holdco LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.386% 8/1/29 (f)(g)(t)		3,680,000	3,112,654
Securus Technologies Holdings Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 6.7504% 11/1/24 (f)(g)(t)		6,483,817	5,808,722
3 month U.S. LIBOR + 8.250% 11.0559% 11/1/25 (f)(g)(t)		3,586,000	3,165,398
Windstream Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 9/21/27 (f)(g)(t)		4,582,528	4,406,879
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.3723% 3/9/27 (f)(g)(t)		13,429,224	12,212,267
CME Term SOFR 1 Month Index + 4.250% 6.7053% 3/9/27 (f)(g)(t)		1,072,313	1,005,486
			55,822,855
Entertainment - 0.0%
Allen Media LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 7.7044% 2/10/27 (f)(g)(t)		9,245,915	8,069,372
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.0239% 9/1/27 (f)(g)(t)		1,386,000	1,308,384
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.0239% 9/1/27 (f)(g)(t)		3,520,000	3,329,322
Crown Finance U.S., Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (f)(g)(t)		4,962,658	3,176,945
1 month U.S. LIBOR + 2.750% 4.2497% 9/30/26 (f)(g)(t)		731,236	460,013
1 month U.S. LIBOR + 8.250% 10.0763% 5/23/24 (f)(g)(t)		547,085	579,226
15.25% 5/23/24 (t)		908,659	1,044,530
Playtika Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 3/11/28 (f)(g)(t)		2,216,674	2,165,424
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.8125% 8/5/28 (c)(f)(g)(t)		2,780,090	2,599,384
			22,732,600
Media - 0.4%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8763% 10/28/27 (f)(g)(t)		7,659,499	7,174,423
Altice Financing SA Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.262% 1/31/26 (f)(g)(t)		2,415,886	2,322,271
Cengage Learning, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8144% 7/14/26 (f)(g)(t)		1,850,602	1,745,506
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.28% 2/1/27 (f)(g)(t)		16,373,466	15,850,170
Coral-U.S. Co.-Borrower LLC:
Tranche B, term loan 1 month U.S. LIBOR + 2.250% 4.641% 1/31/28 (f)(g)(t)		6,820,000	6,552,315
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.391% 10/15/29 (f)(g)(t)		1,415,000	1,372,904
CSC Holdings LLC:
Tranche B 5LN, term loan 1 month U.S. LIBOR + 2.500% 4.891% 4/15/27 (f)(g)(t)		4,265,625	4,106,560
Tranche B3 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.641% 1/15/26 (f)(g)(t)		3,412,745	3,298,999
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 10.3874% 5/25/26 (f)(g)(t)		4,563,417	4,288,197
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.6374% 8/24/26 (f)(g)(t)		17,307,943	3,140,180
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.5239% 8/2/27 (f)(g)(t)		5,772,175	5,510,984
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4074% 12/1/28 (c)(f)(g)(t)		6,834,024	6,338,557
Entercom Media Corp. Tranche B 2LN, term loan 1 month U.S. LIBOR + 2.500% 4.9934% 11/17/24 (f)(g)(t)		1,502,053	1,307,252
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3731% 12/1/28 (f)(g)(t)		1,795,489	1,765,989
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.141% 9/25/28 (f)(g)(t)		1,810,000	1,764,750
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 1/28/29 (f)(g)(t)		1,501,238	1,426,176
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.641% 7/17/25 (f)(g)(t)		4,510,033	4,360,661
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 9/19/26 (f)(g)(t)		4,272,122	4,232,092
Numericable LLC:
Tranche B 11LN, term loan 3 month U.S. LIBOR + 2.750% 5.5559% 7/31/25 (f)(g)(t)		8,748,562	8,445,074
Tranche B 12LN, term loan 3 month U.S. LIBOR + 3.680% 6.1995% 1/31/26 (f)(g)(t)		4,679,314	4,516,988
Tranche B 13LN, term loan 3 month U.S. LIBOR + 4.000% 6.9051% 8/14/26 (f)(g)(t)		2,452,450	2,371,519
Recorded Books, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3134% 8/29/25 (f)(g)(t)		1,922,846	1,890,792
Scripps (E.W.) Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 1/7/28 (f)(g)(t)		2,303,925	2,268,122
Sinclair Television Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.03% 9/30/26 (f)(g)(t)		2,144,363	2,056,808
Springer Nature Deutschland GmbH Tranche B18 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.5239% 8/14/26 (f)(g)(t)		2,786,832	2,743,636
Univision Communications, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.2543% 6/10/29 (f)(g)(t)		1,225,000	1,200,500
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.6223% 1/31/29 (f)(g)(t)		5,326,650	5,157,529
1 month U.S. LIBOR + 3.250% 5.7739% 3/24/26 (f)(g)(t)		3,730,455	3,638,536
Virgin Media Bristol LLC Tranche N, term loan 1 month U.S. LIBOR + 2.500% 4.891% 1/31/28 (f)(g)(t)		3,500,000	3,416,875
			114,264,365
Wireless Telecommunication Services - 0.1%
Crown Subsea Communications Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.1231% 4/27/27 (f)(g)(t)		1,358,322	1,322,095
Intelsat Jackson Holdings SA 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.4449% 2/1/29 (f)(g)(t)		22,953,512	21,710,120
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.28% 4/11/25 (f)(g)(t)		2,202,727	2,149,179
			25,181,394

TOTAL COMMUNICATION SERVICES			218,001,214

CONSUMER DISCRETIONARY - 1.7%
Auto Components - 0.1%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.3053% 3/5/28 (f)(g)(t)		3,982,967	3,708,142
Avis Budget Car Rental LLC 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 3/16/29 (f)(g)(t)		1,591,013	1,556,217
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 4/30/26 (f)(g)(t)		3,253,413	3,162,318
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.5799% 11/2/27 (f)(g)(t)		3,629,725	3,528,383
Novae LLC:
1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (f)(g)(t)		1,528,392	1,421,404
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.7267% 12/22/28 (f)(g)(t)		436,683	406,116
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7739% 12/17/28 (f)(g)(t)		2,999,925	2,787,680
Power Stop LLC 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.8196% 1/26/29 (f)(g)(t)		1,226,925	920,194
Rough Country LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 7/28/28 (f)(g)(t)		1,431,875	1,359,565
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 1/29/28 (f)(g)(t)		2,942,750	2,671,546
			21,521,565
Automobiles - 0.0%
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5739% 5/23/27 (f)(g)(t)		1,295,076	1,247,482
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.9% 6/3/28 (f)(g)(t)		6,952,306	6,487,405
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.762% 3/1/25 (f)(g)(t)		3,384,534	3,318,265
Thor Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5% 2/1/26 (f)(g)(t)		540,043	534,642
			11,587,794
Distributors - 0.0%
BCPE Empire Holdings, Inc. 1LN, term loan:
CME Term SOFR 1 Month Index + 4.000% 6.3723% 6/11/26 (f)(g)(t)		2,540,997	2,444,134
CME Term SOFR 1 Month Index + 4.620% 7.1803% 6/11/26 (f)(g)(t)		2,304,225	2,229,338
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 1/6/28 (f)(g)(t)		1,244,248	1,171,149
			5,844,621
Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3681% 8/12/28 (f)(g)(t)		2,453,091	2,425,493
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 8.5664% 7/30/26 (f)(g)(t)		4,860,128	4,736,195
KUEHG Corp.:
Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.5004% 8/22/25 (f)(g)(t)		637,000	620,011
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 2/21/25 (f)(g)(t)		4,751,577	4,637,254
Lakeshore Intermediate LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8763% 10/1/28 (f)(g)(t)		1,333,300	1,284,968
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 11.3899% 3/13/25 (c)(f)(g)(t)		1,930,600	1,901,641
Mckissock Investment Holdings Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 6% 3/10/29 (f)(g)(t)		1,785,525	1,735,316
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 8/12/28 (f)(g)(t)		2,164,125	2,119,934
Signal Parent, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 4/3/28 (f)(g)(t)		3,969,900	2,977,425
Sotheby's Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.012% 1/15/27 (f)(g)(t)		1,642,266	1,625,843
Spin Holdco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.6107% 3/4/28 (f)(g)(t)		18,497,125	17,341,055
SSH Group Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 6.5004% 7/30/25 (f)(g)(t)		1,076,412	1,029,997
TKC Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 5.500% 7% 5/3/28 (f)(g)(t)		2,200,533	1,955,042
			44,390,174
Hotels, Restaurants & Leisure - 0.7%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.3874% 2/7/29 (c)(f)(g)(t)		3,385,000	3,148,050
Aimbridge Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.127% 2/1/26 (f)(g)(t)		782,590	727,809
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 2/1/26 (f)(g)(t)		1,661,446	1,528,530
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 8/17/28 (f)(g)(t)		4,531,928	4,401,635
Aramark Services, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 3/11/25 (f)(g)(t)		3,416,809	3,365,557
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 1/15/27 (f)(g)(t)		2,289,288	2,228,621
Arcis Golf LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7739% 11/24/28 (c)(f)(g)(t)		1,775,550	1,748,917
Aristocrat Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.4044% 5/24/29 (f)(g)(t)		1,420,000	1,401,952
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6227% 10/1/28 (f)(g)(t)		6,442,625	6,130,158
BRE/Everbright M6 Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.4437% 9/9/26 (f)(g)(t)		1,383,065	1,348,488
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 11/19/26 (f)(g)(t)		2,925,000	2,836,636
Caesars Resort Collection LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 7/20/25 (f)(g)(t)		6,579,304	6,516,801
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.2739% 12/22/24 (f)(g)(t)		20,699,020	20,407,370
Carnival Finance LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.8769% 6/30/25 (f)(g)(t)		4,356,076	4,141,016
1 month U.S. LIBOR + 3.250% 6.1269% 10/18/28 (f)(g)(t)		4,198,900	3,904,977
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.484% 7/21/28 (f)(g)(t)		17,740,077	17,000,848
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.5625% 6/29/29 (f)(g)(t)		1,935,000	1,888,231
Delta 2 SARL Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.0239% 2/1/24 (f)(g)(t)		10,275,709	10,177,267
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.2504% 9/8/24 (f)(g)(t)		794,000	524,937
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 3/8/24 (f)(g)(t)		3,535,694	2,700,386
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4553% 1/27/29 (f)(g)(t)		33,615,120	32,253,708
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7739% 11/22/28 (f)(g)(t)		1,109,425	1,046,554
Four Seasons Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.5239% 11/30/23 (f)(g)(t)		4,721,703	4,702,014
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.46% 10/20/24 (f)(g)(t)		7,606,505	7,513,781
GVC Holdings Gibraltar Ltd. Tranche B4 1LN, term loan 1 month U.S. LIBOR + 2.250% 3.7427% 3/16/27 (f)(g)(t)		1,881,000	1,841,424
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.31% 8/27/28 (f)(g)(t)		1,364,688	1,332,849
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 8/2/28 (f)(g)(t)		12,660,884	12,365,505
Hilton Worldwide Finance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1937% 6/21/26 (f)(g)(t)		2,928,862	2,861,498
J&J Ventures Gaming LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 4/26/28 (f)(g)(t)		2,050,134	1,952,753
MajorDrive Holdings IV LLC 1LN, term loan 1 month U.S. LIBOR + 4.000% 5.625% 5/12/28 (f)(g)(t)		3,623,400	3,458,535
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 8/31/25 (f)(g)(t)		1,807,416	1,758,616
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.250% 10.44% 6/23/26 (f)(g)(t)		1,806,750	1,601,991
Pacific Bells LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.8161% 10/20/28 (f)(g)(t)		1,507,503	1,439,665
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 5/29/26 (f)(g)(t)		2,297,125	2,244,154
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 9.57% 3/1/26 (f)(g)(t)		2,937,798	2,619,047
Playa Resorts Holding BV Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.27% 4/27/24 (f)(g)(t)		280,914	274,745
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.7504% 5/10/26 (f)(g)(t)		673,918	601,472
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.3044% 4/1/29 (f)(g)(t)		1,566,075	1,528,489
Ryman Hospitality Properties, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 4.53% 5/11/24 (f)(g)(t)		559,661	553,129
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.4074% 4/7/29 (f)(g)(t)		3,565,000	3,502,613
Scientific Games Holdings LP term loan CME Term SOFR 1 Month Index + 3.500% 5.6165% 4/4/29 (f)(g)(t)		4,610,000	4,433,944
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5625% 8/25/28 (f)(g)(t)		2,133,875	2,095,465
Stars Group Holdings BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5004% 7/16/26 (f)(g)(t)		6,464,098	6,305,210
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.78% 2/7/27 (f)(g)(t)		6,281,672	6,125,949
Travelport Finance Luxembourg SARL 1LN, term loan:
1 month U.S. LIBOR + 3.750% 11.0004% 2/28/25 (f)(g)(t)		3,513,022	3,432,890
3 month U.S. LIBOR + 6.750% 9.0004% 5/30/26 (f)(g)(t)		3,166,959	2,340,921
United PF Holdings LLC:
1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 12/30/26 (f)(g)(t)		5,395,700	4,734,726
2LN, term loan 3 month U.S. LIBOR + 8.500% 10.7504% 12/30/27 (f)(g)(t)		500,000	477,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 10.7504% 12/30/26 (c)(f)(g)(t)		761,438	735,739
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 7/21/28 (f)(g)(t)		7,233,650	6,847,084
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 4.2739% 5/30/25 (f)(g)(t)		1,472,607	1,450,518
			220,560,674
Household Durables - 0.0%
Mattress Firm, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.64% 9/24/28 (f)(g)(t)		2,575,538	2,205,948
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.0374% 7/30/28 (f)(g)(t)		2,145,000	2,057,184
Runner Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.5696% 10/20/28 (f)(g)(t)		1,815,450	1,304,092
TGP Holdings III LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 6/29/28 (f)(g)(t)		1,344,129	1,069,348
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.250% 3.881% 6/29/28 (f)(g)(t)(u)		177,232	141,001
Weber-Stephen Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 10/30/27 (f)(g)(t)		2,188,129	1,852,885
			8,630,458
Internet & Direct Marketing Retail - 0.3%
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 3/5/28 (f)(g)(t)		61,999,033	59,891,066
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.812% 11/8/27 (f)(g)(t)		3,619,188	3,531,929
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 10/19/27 (f)(g)(t)		8,351,250	7,960,662
Red Ventures LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 4.8723% 11/8/24 (f)(g)(t)		2,891,429	2,831,807
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/26 (f)(g)(t)		14,042,259	13,603,438
Uber Technologies, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.5696% 4/4/25 (f)(g)(t)		5,021,538	4,980,312
1 month U.S. LIBOR + 3.500% 6.5696% 2/25/27 (f)(g)(t)		6,507,135	6,409,528
			99,208,742
Leisure Products - 0.1%
Callaway Golf Co. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 7.0239% 1/4/26 (f)(g)(t)		3,295,687	3,284,712
Hayward Industries, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 5/28/28 (f)(g)(t)		2,598,750	2,509,093
Lids Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7.326% 12/14/26 (c)(f)(g)(t)		2,929,688	2,871,094
SP PF Buyer LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.0239% 12/21/25 (f)(g)(t)		2,480,753	2,080,037
SRAM LLC. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.37% 5/12/28 (f)(g)(t)		3,218,182	3,137,727
			13,882,663
Multiline Retail - 0.0%
Franchise Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 6.5% 3/10/26 (f)(g)(t)		4,071,434	3,945,912
Specialty Retail - 0.2%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1231% 11/6/27 (f)(g)(t)		4,263,905	4,175,088
Adient U.S. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 4/8/28 (f)(g)(t)		1,262,250	1,234,645
Ambience Merger Sub, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2771% 7/24/28 (f)(g)(t)		1,786,500	1,418,588
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 3.5169% 11/17/28 (c)(f)(g)(t)		897,750	870,818
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.3727% 4/1/28 (f)(g)(t)		1,485,000	1,195,425
Jo-Ann Stores LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.5163% 7/7/28 (f)(g)(t)		2,324,634	1,503,271
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 7.1207% 12/18/27 (f)(g)(t)		10,601,195	9,649,738
Michaels Companies, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 4/15/28 (f)(g)(t)		5,414,653	4,472,179
New Sk Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 12.1574% 6/30/27 (f)(g)(t)		1,667,508	1,529,939
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 3/4/28 (f)(g)(t)		2,113,250	2,045,901
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 10/20/28 (f)(g)(t)		3,309,988	3,041,879
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.8053% 10/20/28 (f)(g)(t)		7,985,000	7,382,771
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.147% 2/8/28 (f)(g)(t)		1,325,000	1,228,938
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 4/14/28 (f)(g)(t)		3,141,180	2,947,464
Victoria's Secret & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6169% 8/2/28 (f)(g)(t)		1,905,600	1,838,904
Woof Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.8134% 12/21/27 (f)(g)(t)		2,756,521	2,673,826
			47,209,374
Textiles, Apparel & Luxury Goods - 0.1%
Birkenstock GmbH & Co. KG Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.0981% 4/28/28 (f)(g)(t)		1,089,584	1,050,087
Canada Goose, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 10/7/27 (f)(g)(t)		1,467,697	1,436,053
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 4.4495% 2/17/29 (f)(g)(t)		11,928,863	11,466,619
Samsonite IP Holdings SARL Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 4/25/25 (f)(g)(t)		2,186,711	2,138,297
			16,091,056

TOTAL CONSUMER DISCRETIONARY			492,873,033

CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 5.4051% 1/24/29 (f)(g)(t)		4,175,000	3,996,060
2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.1544% 1/24/30 (f)(g)(t)		1,370,000	1,251,262
Triton Water Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/31/28 (f)(g)(t)		7,896,154	7,369,086
			12,616,408
Food & Staples Retailing - 0.1%
8th Avenue Food & Provisions, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2739% 10/1/26 (f)(g)(t)		172,000	142,416
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2739% 10/1/25 (f)(g)(t)		488,290	428,474
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.391% 2/3/24 (f)(g)(t)		2,023,030	2,019,752
Cardenas Merger Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.750% 9.7949% 7/20/29 (f)(g)(t)		1,645,000	1,588,461
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 1/29/27 (f)(g)(t)		2,969,245	2,856,651
GOBP Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 10/22/25 (f)(g)(t)		1,249,355	1,234,912
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 8.3059% 11/20/25 (f)(g)(t)		4,424,203	3,548,830
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 9/23/27 (f)(g)(t)		3,904,754	3,769,923
U.S. Foods, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.5239% 9/13/26 (f)(g)(t)		2,917,500	2,839,924
			18,429,343
Food Products - 0.1%
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 10/23/27 (f)(g)(t)		4,332,825	4,151,410
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.647% 5/16/29 (f)(g)(t)		5,110,000	4,915,207
JBS U.S.A. Lux SA Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 5.0696% 5/1/26 (f)(g)(t)		5,169,343	5,145,822
			14,212,439
Household Products - 0.0%
Diamond BC BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.56% 9/29/28 (f)(g)(t)		3,004,900	2,890,954
Energizer Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.625% 12/16/27 (f)(g)(t)		2,329,525	2,277,111
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.8196% 12/22/26 (f)(g)(t)		4,318,759	4,155,725
			9,323,790
Personal Products - 0.0%
Conair Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 5/17/28 (f)(g)(t)		3,811,200	3,277,632
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 12/21/25 (f)(g)(t)		1,870,767	1,777,229
			5,054,861

TOTAL CONSUMER STAPLES			59,636,841

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Brazos Delaware II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.3681% 5/21/25 (f)(g)(t)		1,063,315	1,051,884
Oil, Gas & Consumable Fuels - 0.2%
Apro LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.376% 11/14/26 (f)(g)(t)		3,426,893	3,324,086
BCP Renaissance Parent LLC Tranche B3 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.500% 5.57% 10/31/26 (f)(g)(t)		1,887,781	1,854,744
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 3/17/28 (c)(f)(g)(t)		1,782,000	1,710,720
Citgo Holding, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 7.000% 9.5239% 8/1/23 (f)(g)(t)		1,370,759	1,367,757
Citgo Petroleum Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 3/28/24 (f)(g)(t)		5,935,078	5,923,980
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 6/4/28 (f)(g)(t)		15,377,156	15,058,080
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.7739% 3/30/25 (f)(g)(t)		2,196,090	2,139,629
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (f)(g)(t)		9,832,306	9,586,499
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.2504% 2/6/25 (f)(g)(t)		4,022,398	3,921,838
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.08% 3/1/26 (f)(g)(t)		2,005,738	1,699,361
GIP II Blue Holding LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 9/29/28 (f)(g)(t)		5,779,138	5,714,122
GIP III Stetson I LP Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.7739% 7/18/25 (f)(g)(t)		4,780,312	4,567,205
ITT Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 7/30/28 (f)(g)(t)		1,488,750	1,436,644
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 7.0544% 2/15/24 (f)(g)(t)		4,649,071	3,112,925
Mesquite Energy, Inc.:
1LN, term loan 3 month U.S. LIBOR + 8.000% 0% (c)(e)(g)(t)		2,102,309	0
term loan 3 month U.S. LIBOR + 0.000% 0% (c)(e)(g)(t)		907,000	0
WaterBridge Operating LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.750% 9.1274% 6/21/26 (f)(g)(t)		1,701,875	1,667,225
			63,084,815

TOTAL ENERGY			64,136,699

FINANCIALS - 0.6%
Capital Markets - 0.1%
AssuredPartners, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (f)(g)(t)		1,964,625	1,908,633
1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (f)(g)(t)		1,872,152	1,816,568
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 1/27/27 (f)(g)(t)		1,300,175	1,259,545
Citadel Securities LP Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 5.0698% 2/27/28 (f)(g)(t)		5,594,188	5,464,850
CME Term SOFR 1 Month Index + 3.000% 2/2/28 (g)(t)(v)		1,110,000	1,088,721
Cypress Intermediate Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 4.5004% 9/21/28 (f)(g)(t)		1,492,500	1,460,158
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.2053% 4/9/27 (f)(g)(t)		2,480,197	2,413,554
Franklin Square Holdings LP Tranche B, term loan 3 month U.S. LIBOR + 2.250% 4.8125% 8/3/25 (c)(f)(g)(t)		1,871,250	1,838,503
Hightower Holding LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.7317% 4/21/28 (f)(g)(t)		1,985,000	1,922,969
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 12/1/28 (f)(g)(t)		1,308,425	1,282,257
			20,455,758
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. term loan 18.4437% 9/16/25 (c)(f)(t)		408,181	409,201
Agellan Portfolio 9% 8/7/25 (c)(f)(t)		424,000	424,000
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 6/27/25 (f)(g)(t)		1,411,582	1,395,264
Focus Financial Partners LLC Tranche B3 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 7/3/24 (f)(g)(t)		4,344,416	4,277,425
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 9/24/27 (f)(g)(t)		3,181,651	3,062,339
KREF Holdings X LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.9375% 9/1/27 (c)(f)(g)(t)		2,192,333	2,137,525
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.3053% 2/18/29 (f)(g)(t)		3,990,000	3,586,013
Mhp 2022-Mhil Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 5.000% 7.3074% 1/9/24 (c)(f)(g)(t)		6,607,220	6,409,003
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 8.6301% 11/5/29 (f)(g)(t)		1,555,000	1,468,184
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 11/8/26 (f)(g)(t)		1,310,000	1,270,150
Recess Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.5511% 9/29/24 (f)(g)(t)		754,746	734,617
Sunbelt Mezz U.S. Secured Overnight Fin. Rate (SOFR) Index + 4.450% 6.8719% 1/21/27 (c)(f)(g)(t)		4,040,817	4,040,817
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 11/16/26 (f)(g)(t)		2,898,361	2,833,148
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 12/1/28 (f)(g)(t)		2,635,059	2,582,832
UFC Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.52% 4/29/26 (f)(g)(t)		2,857,724	2,771,992
Veritas Multifamily Portfolio 1 month U.S. LIBOR + 8.500% 10.891% 11/15/22 (c)(f)(g)(t)		5,457,455	5,386,508
WH Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 7.7967% 2/9/27 (f)(g)(t)		3,690,000	3,533,175
			46,322,193
Insurance - 0.3%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.0239% 2/13/27 (f)(g)(t)		10,388,993	9,932,293
1 month U.S. LIBOR + 4.250% 6.6223% 2/15/27 (f)(g)(t)		3,212,242	3,113,208
Alliant Holdings Intermediate LLC:
Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 5/10/25 (f)(g)(t)		3,303,707	3,234,527
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 5/9/25 (f)(g)(t)		970,000	948,582
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.877% 11/12/27 (f)(g)(t)		6,699,375	6,511,793
AmWINS Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 2/19/28 (f)(g)(t)		5,567,485	5,429,579
Asurion LLC:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.4011% 8/16/28 (f)(g)(t)		4,611,470	4,296,368
Tranche B 7LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 11/3/24 (f)(g)(t)		4,636,167	4,451,555
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.7739% 1/31/28 (f)(g)(t)		10,925,000	9,340,875
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 7.7739% 1/20/29 (f)(g)(t)		3,760,000	3,191,300
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 12/23/26 (f)(g)(t)		14,262,576	13,040,131
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 7/31/27 (f)(g)(t)		3,885,813	3,549,029
HUB International Ltd.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.98% 4/25/25 (f)(g)(t)		2,569,520	2,527,509
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.77% 4/25/25 (f)(g)(t)		19,289,484	18,863,572
Ryan Specialty Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5553% 9/1/27 (f)(g)(t)		3,854,717	3,796,896
USI, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 12/2/26 (f)(g)(t)		121,878	119,974
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.2504% 5/16/24 (f)(g)(t)		7,795,804	7,696,719
			100,043,910
Thrifts & Mortgage Finance - 0.0%
Walker & Dunlop, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 4.8053% 12/16/28 (c)(f)(g)(t)		1,313,400	1,293,699

TOTAL FINANCIALS			168,115,560

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.1%
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 11/6/27 (f)(g)(t)		6,174,225	6,064,262
Embecta Corp. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 5.0544% 3/31/29 (f)(g)(t)		1,306,725	1,275,141
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.4544% 1/6/29 (f)(g)(t)		2,369,063	2,312,205
Insulet Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 5/4/28 (f)(g)(t)		5,056,656	4,930,239
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.5532% 10/19/27 (f)(g)(t)		4,821,719	4,746,404
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 10/23/28 (f)(g)(t)		5,251,838	5,001,430
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 11/30/27 (f)(g)(t)		2,241,625	2,179,285
Pathway Vet Alliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 3/31/27 (f)(g)(t)		3,586,955	3,377,118
			29,886,084
Health Care Providers & Services - 0.3%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 4.250% 7.1117% 2/2/29 (f)(g)(t)		1,300,000	1,224,171
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 8/23/28 (f)(g)(t)		2,303,750	2,212,314
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.250% 7.9803% 2/12/28 (f)(g)(t)		1,485,000	1,421,888
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.35% 12/13/26 (f)(g)(t)		6,516,666	6,353,750
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 11/1/28 (f)(g)(t)		2,398,988	2,335,270
Gainwell Acquisition Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 10/1/27 (f)(g)(t)		24,745,644	24,142,593
HAH Group Holding Co. LLC:
1LN, term loan 1 month U.S. LIBOR + 5.000% 7.21% 10/29/27 (f)(g)(t)		1,099,622	1,039,143
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.21% 10/29/27 (f)(g)(t)		139,139	131,486
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.3125% 3/15/28 (f)(g)(t)		2,686,000	2,614,042
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (f)(g)(t)		9,417,401	9,259,660
Mamba Purchaser, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8681% 10/14/28 (f)(g)(t)		1,461,338	1,424,804
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6223% 8/31/26 (f)(g)(t)		2,721,904	2,407,198
2LN, term loan 1 month U.S. LIBOR + 8.250% 10.7739% 8/30/27 (f)(g)(t)		810,000	716,850
National Mentor Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.13% 3/2/28 (f)(g)(t)		1,146,442	968,743
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 11/15/28 (f)(g)(t)		8,124,638	7,901,210
Pluto Acquisition I, Inc. term loan 1 month U.S. LIBOR + 4.000% 6.0757% 6/20/26 (f)(g)(t)		2,871,000	2,461,883
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.14% 8/31/26 (f)(g)(t)		3,372,899	3,268,103
U.S. Anesthesia Partners, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 9.8731% 10/1/29 (f)(g)(t)		565,000	533,925
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.6231% 10/1/28 (f)(g)(t)		4,486,100	4,295,889
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.8198% 11/20/26 (f)(g)(t)		3,558,741	3,377,850
			78,090,772
Health Care Technology - 0.1%
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 5.7998% 2/15/29 (f)(g)(t)		28,456,812	27,176,255
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (g)(t)(u)		4,823,188	4,606,145
Emerald TopCo, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 7/25/26 (f)(g)(t)		795,774	761,158
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 12/1/27 (f)(g)(t)		3,002,000	2,919,925
PointClickCare Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.9375% 12/29/27 (f)(g)(t)		1,496,063	1,458,661
Virgin Pulse, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 4/6/28 (f)(g)(t)		2,931,613	2,576,154
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8731% 9/30/26 (f)(g)(t)		4,938,659	4,816,723
			44,315,021
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.5625% 7/3/28 (f)(g)(t)		2,346,351	2,307,050
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1231% 8/1/27 (f)(g)(t)		9,081,119	8,756,197
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/5/28 (f)(g)(t)		9,839,528	9,639,195
Organon & Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 4.625% 6/2/28 (f)(g)(t)		7,981,896	7,882,122
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 4.9074% 4/20/29 (c)(f)(g)(t)		1,735,000	1,717,650
PetIQ, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.641% 4/13/28 (c)(f)(g)(t)		1,980,000	1,782,000
			29,777,164

TOTAL HEALTH CARE			184,376,091

INDUSTRIALS - 1.0%
Aerospace & Defense - 0.1%
Gemini HDPE LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.81% 12/31/27 (f)(g)(t)		1,943,638	1,905,737
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 6/9/29 (f)(g)(t)		2,320,000	2,223,720
TransDigm, Inc.:
Tranche E 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 5/30/25 (f)(g)(t)		4,684,943	4,568,288
Tranche F 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 12/9/25 (f)(g)(t)		12,889,194	12,536,417
Tranche G 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.6223% 8/22/24 (f)(g)(t)		2,422,349	2,374,726
WP CPP Holdings LLC Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.750% 10.56% 4/30/26 (f)(g)(t)		319,000	262,113
			23,871,001
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 4/8/26 (f)(g)(t)		2,004,656	1,928,980
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 4/4/26 (f)(g)(t)		1,077,772	1,037,086
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 11/23/28 (f)(g)(t)		1,805,475	1,698,049
Hanjin International Corp. 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.16% 12/23/22 (c)(f)(g)(t)		3,755,000	3,642,350
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.23% 3/24/28 (f)(g)(t)		1,860,338	1,790,575
			10,097,040
Airlines - 0.1%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.4599% 4/20/28 (f)(g)(t)		6,440,000	6,330,005
Air Canada Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.421% 8/11/28 (f)(g)(t)		2,750,000	2,654,245
Mileage Plus Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.3134% 7/2/27 (f)(g)(t)		5,495,000	5,573,139
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.4599% 10/20/27 (f)(g)(t)		5,040,000	5,100,278
United Airlines, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.533% 4/21/28 (f)(g)(t)		9,356,563	9,081,105
WestJet Airlines Ltd. 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.0296% 12/11/26 (f)(g)(t)		1,102,489	1,005,823
			29,744,595
Building Products - 0.1%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.97% 5/17/28 (f)(g)(t)		6,571,106	5,365,308
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 5.0239% 10/1/26 (f)(g)(t)		2,430,073	2,389,831
1 month U.S. LIBOR + 2.750% 5.2739% 1/3/29 (f)(g)(t)		833,457	819,705
DiversiTech Holdings, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 12/22/28 (f)(g)(t)		1,421,580	1,359,386
Tranche B-DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 3.75% 12/22/28 (f)(g)(t)(u)		294,857	281,957
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.49% 1/24/29 (f)(g)(t)		3,212,100	3,118,403
Hunter Douglas, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.3399% 2/25/29 (f)(g)(t)		13,805,000	12,031,058
Ingersoll-Rand Services Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.3053% 2/28/27 (f)(g)(t)		2,516,839	2,472,341
Oscar AcquisitionCo LLC 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.1085% 4/29/29 (f)(g)(t)		5,155,000	4,806,419
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1181% 10/15/28 (f)(g)(t)		1,411,463	1,340,494
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3.7876% 9/22/28 (f)(g)(t)		1,934,336	1,912,923
			35,897,825
Commercial Services & Supplies - 0.4%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 8.5553% 12/20/29 (f)(g)(t)		1,725,000	1,604,250
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 6.0553% 12/21/28 (f)(g)(t)		10,940,000	10,666,500
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 8.1181% 3/19/26 (f)(g)(t)		3,834,375	3,470,109
All-Star Bidco AB:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 7.0696% 11/16/28 (f)(g)(t)		1,164,150	1,131,170
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.5696% 11/16/28 (f)(g)(t)		2,243,725	2,168,942
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 5/14/28 (f)(g)(t)		6,428,740	6,124,210
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.63% 7/9/28 (f)(g)(t)		2,977,500	2,895,142
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 7.1107% 10/15/26 (f)(g)(t)		2,676,009	2,489,170
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.9444% 6/21/24 (f)(g)(t)		14,910,176	13,585,407
Cimpress U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/17/28 (f)(g)(t)		947,501	902,495
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 10/8/28 (f)(g)(t)		1,004,950	998,046
Congruex Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.4751% 5/3/29 (f)(g)(t)		2,750,000	2,619,375
Covanta Holding Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 11/30/28 (f)(g)(t)		2,867,482	2,804,168
Tranche C 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 11/30/28 (f)(g)(t)		215,331	210,577
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 7/12/28 (f)(g)(t)		2,279,521	2,231,788
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.5559% 8/1/26 (f)(g)(t)		2,875,756	2,804,466
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 10/21/28 (f)(g)(t)		620,313	602,944
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.5239% 3/29/25 (f)(g)(t)		3,213,156	3,154,419
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 7.95% 6/30/28 (f)(g)(t)		1,172,048	1,101,725
Harland Clarke Holdings Corp.:
1LN, term loan 1 month U.S. LIBOR + 7.750% 10.0004% 6/16/26 (f)(g)(t)		1,944,683	1,461,215
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 7.0004% 11/3/23 (f)(g)(t)		359,481	280,395
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2183% 3/5/28 (f)(g)(t)		2,162,707	2,063,590
KNS Acquisitions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 6.250% 8.5004% 4/21/27 (f)(g)(t)		2,902,281	2,737,229
Madison IAQ LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.5244% 6/21/28 (f)(g)(t)		5,118,300	4,930,612
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.3723% 1/23/27 (f)(g)(t)		3,738,700	3,626,539
CME Term SOFR 1 Month Index + 4.000% 5.16% 2/16/29 (f)(g)(t)		3,990,000	3,877,801
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 11.0004% 1/31/28 (c)(f)(g)(t)		2,880,000	2,721,600
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.5239% 9/20/26 (f)(g)(t)		2,587,762	2,568,354
Pilot Travel Centers LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5553% 8/4/28 (f)(g)(t)		5,955,000	5,830,600
PowerTeam Services LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 3/6/25 (f)(g)(t)		3,420,923	2,766,055
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.2739% 7/8/28 (f)(g)(t)		1,999,950	1,927,452
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.875% 12/10/26 (c)(f)(g)(t)		3,163,519	3,116,066
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/29/25 (f)(g)(t)		1,475,485	1,301,112
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 5.7053% 4/14/29 (f)(g)(t)		3,018,740	2,931,951
The GEO Group, Inc. Tranche 1B 1LN, term loan CME Term SOFR 1 Month Index + 7.120% 4.38% 3/23/27 (f)(g)(t)		1,391,604	1,341,158
Wmb Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8/9/29 (g)(t)(v)		1,890,000	1,856,925
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 5.0625% 4/1/28 (f)(g)(t)		1,133,550	1,117,964
			108,021,521
Construction & Engineering - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.1846% 1/24/27 (f)(g)(t)		1,930,385	1,871,508
Pike Corp. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.53% 1/21/28 (f)(g)(t)		2,397,260	2,340,709
CME Term SOFR 1 Month Index + 3.500% 5.8074% 1/21/28 (f)(g)(t)		1,755,000	1,724,288
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.7434% 1/23/27 (f)(g)(t)		4,064,013	3,972,572
SRS Distribution, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3059% 6/4/28 (f)(g)(t)		7,395,574	7,136,729
Traverse Midstream Partners Ll Tranche B, term loan CME Term SOFR 1 Month Index + 4.250% 5.9499% 9/27/24 (f)(g)(t)		1,469,766	1,456,905
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 5/7/28 (f)(g)(t)		2,540,800	2,454,413
			20,957,124
Electrical Equipment - 0.1%
Alliance Laundry Systems LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.9551% 10/8/27 (f)(g)(t)		2,815,686	2,753,741
Array Technologies, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.2077% 10/14/27 (f)(g)(t)		6,670,642	6,420,493
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.91% 5/13/29 (f)(g)(t)		3,416,712	3,376,839
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 6.7504% 12/16/28 (f)(g)(t)		1,353,200	1,296,542
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1123% 3/2/27 (f)(g)(t)		6,929,620	6,666,849
			20,514,464
Machinery - 0.0%
Ali Group North America Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5698% 7/23/29 (f)(g)(t)		2,916,178	2,832,338
CPM Holdings, Inc.:
2LN, term loan 3 month U.S. LIBOR + 8.250% 10.6231% 11/15/26 (f)(g)(t)		223,434	217,848
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.8731% 11/15/25 (f)(g)(t)		1,139,299	1,118,291
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 11.0271% 4/16/25 (c)(f)(g)(t)		714,831	680,877
			4,849,354
Professional Services - 0.1%
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 6.7739% 2/4/28 (f)(g)(t)		3,042,765	2,968,857
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 6.0239% 2/7/26 (f)(g)(t)		5,580,135	5,462,450
CME Term SOFR 1 Month Index + 3.750% 6.2053% 12/30/28 (f)(g)(t)		2,009,950	1,966,394
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 4.7497% 9/30/28 (f)(g)(t)		1,441,494	1,403,208
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0625% 6/2/28 (f)(g)(t)		9,506,925	8,140,305
EAB Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.31% 8/16/28 (f)(g)(t)		2,059,650	1,977,779
EmployBridge LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 7/19/28 (f)(g)(t)		4,036,557	3,638,956
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 7.2053% 4/29/29 (f)(g)(t)		2,185,000	2,097,600
Sitel Worldwide Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.01% 8/27/28 (f)(g)(t)		955,000	933,990
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.2044% 1/21/29 (f)(g)(t)		1,502,450	1,466,767
			30,056,306
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 4.2504% 12/30/26 (f)(g)(t)		3,665,625	3,582,305
Trading Companies & Distributors - 0.0%
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 5/19/28 (f)(g)(t)		1,915,650	1,869,253
Fly Funding II SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.62% 8/9/25 (f)(g)(t)		1,489,698	1,354,388
			3,223,641
Transportation Infrastructure - 0.0%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0429% 4/6/28 (f)(g)(t)		3,245,475	3,058,860
ASP LS Acquisition Corp.:
2LN, term loan 1 month U.S. LIBOR + 7.500% 10.3769% 5/7/29 (c)(f)(g)(t)		575,000	460,000
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 7.3769% 4/30/28 (f)(g)(t)		2,451,475	2,169,555
Brown Group Holding LLC Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.2053% 6/9/29 (f)(g)(t)		850,000	837,097
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 9.8059% 11/23/29 (c)(f)(g)(t)		1,525,000	1,517,375
First Student Bidco, Inc.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (f)(g)(t)		3,048,675	2,926,728
CME Term SOFR 1 Month Index + 4.000% 6.1544% 7/21/28 (f)(g)(t)		205,714	198,193
Tranche C 1LN, term loan:
1 month U.S. LIBOR + 3.000% 5.2316% 7/21/28 (f)(g)(t)		1,131,005	1,085,765
CME Term SOFR 1 Month Index + 4.000% 6.1544% 7/21/28 (f)(g)(t)		14,286	13,763
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 7/22/28 (f)(g)(t)		3,089,475	2,941,767
			15,209,103

TOTAL INDUSTRIALS			306,024,279

INFORMATION TECHNOLOGY - 1.2%
Communications Equipment - 0.1%
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.0004% 8/10/25 (f)(g)(t)		5,807,422	4,704,012
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7739% 4/4/26 (f)(g)(t)		10,670,046	10,213,262
Eos U.S. Finco LLC 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 8/3/29 (c)(g)(t)(v)		2,005,000	1,904,750
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 9/25/26 (f)(g)(t)		7,886,392	7,510,842
			24,332,866
Electronic Equipment & Components - 0.1%
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 9.2739% 3/31/29 (f)(g)(t)		600,000	554,502
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 3/31/28 (f)(g)(t)		2,603,786	2,544,264
Go Daddy Operating Co. LLC:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3723% 8/10/27 (f)(g)(t)		3,185,000	3,124,612
Tranche B, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 2/15/24 (f)(g)(t)		3,083,759	3,050,732
II-VI, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 5.1231% 7/1/29 (f)(g)(t)		5,070,000	4,953,796
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.8731% 9/28/24 (f)(g)(t)		3,094,221	3,074,882
			17,302,788
IT Services - 0.3%
Acuris Finance U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.2044% 2/16/28 (f)(g)(t)		4,050,260	3,965,893
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 9/7/28 (c)(f)(g)(t)		1,512,400	1,474,590
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 12/4/27 (f)(g)(t)		2,958,500	2,789,008
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 10/31/26 (f)(g)(t)		8,128,737	7,905,197
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 10/31/26 (f)(g)(t)		3,845,901	3,747,369
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.423% 2/10/28 (f)(g)(t)		1,924,708	1,832,091
GTT Communications, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.750% 9.25% 5/31/25 (f)(g)(t)		12,164,264	9,400,300
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 8/19/28 (c)(f)(g)(t)		2,110,463	2,062,977
Ion Trading Finance Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 3/26/28 (f)(g)(t)		7,845,750	7,616,889
Park Place Technologies LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 7.5553% 11/10/27 (f)(g)(t)		2,589,853	2,486,259
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 2/1/28 (f)(g)(t)		15,975,812	15,496,537
Sabre GLBL, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.5553% 6/30/28 (f)(g)(t)		1,850,000	1,780,625
Tranche B-1 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 12/17/27 (f)(g)(t)		473,235	442,475
Tranche B-2 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.8723% 12/17/27 (f)(g)(t)		754,365	705,331
Tempo Acquisition LLC:
1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 5.4553% 8/31/28 (f)(g)(t)		4,280,445	4,207,678
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 5/1/24 (f)(g)(t)		396,308	391,355
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.3723% 8/27/25 (f)(g)(t)		6,607,104	6,550,679
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.397% 1/13/29 (f)(g)(t)		5,265,000	5,118,001
WEX, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 4.7739% 4/1/28 (f)(g)(t)		563,688	551,005
			78,524,259
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 5.57% 7/6/29 (f)(g)(t)		4,995,000	4,978,966
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.1463% 8/17/29 (f)(g)(t)		5,360,000	5,293,000
			10,271,966
Software - 0.6%
A&V Holdings Midco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.370% 6.8747% 3/10/27 (c)(f)(g)(t)		2,156,607	2,108,084
Applied Systems, Inc. Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 9/19/24 (f)(g)(t)		1,000,000	990,500
AppLovin Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.250% 5.5004% 8/15/25 (f)(g)(t)		8,404,977	8,233,851
Aptean, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 7.3196% 4/23/26 (f)(g)(t)		2,475,323	2,360,319
Ascend Learning LLC:
2LN, term loan 1 month U.S. LIBOR + 5.750% 8.2739% 12/10/29 (f)(g)(t)		820,000	734,720
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 12/10/28 (f)(g)(t)		8,154,050	7,760,943
Byju's Alpha, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.500% 8.9797% 11/24/26 (f)(g)(t)		3,529,500	2,564,782
Central Parent, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 6.6095% 7/6/29 (f)(g)(t)		9,445,000	9,194,424
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 5.0239% 4/30/25 (f)(g)(t)		4,499,829	4,380,583
ConnectWise LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 5.7504% 9/30/28 (f)(g)(t)		4,636,700	4,499,036
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 6.9027% 10/16/26 (f)(g)(t)		10,238,829	9,945,896
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.9027% 2/19/29 (f)(g)(t)		2,493,409	2,363,752
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 7/31/27 (f)(g)(t)		3,586,125	3,474,812
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 10.6207% 6/13/25 (f)(g)(t)		1,363,000	1,212,688
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.8707% 6/13/24 (f)(g)(t)		4,066,205	3,796,331
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 5.37% 3/3/28 (f)(g)(t)		1,601,481	1,546,294
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 12/1/27 (f)(g)(t)		4,186,250	4,108,511
Hyland Software, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.250% 8.7739% 7/10/25 (f)(g)(t)		194,480	191,077
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.0239% 7/1/24 (f)(g)(t)		6,198,705	6,112,357
MA FinanceCo. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 5.915% 6/5/25 (f)(g)(t)		938,231	924,749
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1574% 3/1/29 (f)(g)(t)		1,680,000	1,589,700
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1223% 9/15/24 (f)(g)(t)		6,649,858	6,478,092
Tranche B 2LN, term loan 1 month U.S. LIBOR + 6.250% 8.7053% 2/23/29 (f)(g)(t)		2,065,000	1,976,205
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 6.2739% 9/15/24 (f)(g)(t)		5,167,999	5,032,908
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 12/10/28 (f)(g)(t)		1,187,025	1,112,836
NAVEX TopCo, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.000% 9.38% 9/4/26 (f)(g)(t)		175,000	169,167
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.63% 9/5/25 (f)(g)(t)		1,238,961	1,209,535
NortonLifeLock, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 1/28/29 (g)(t)(v)		8,995,000	8,713,906
Polaris Newco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.5239% 6/2/28 (f)(g)(t)		11,021,862	10,563,132
Project Boost Purchaser LLC 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.0239% 5/30/26 (f)(g)(t)		3,019,933	2,924,292
Proofpoint, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.3196% 8/31/28 (f)(g)(t)		8,765,950	8,421,886
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.6167% 2/15/28 (f)(g)(t)		7,621,174	6,133,978
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5239% 4/22/28 (f)(g)(t)		4,957,538	4,762,657
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 9/30/28 (f)(g)(t)		2,632,544	2,160,345
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.7874% 3/17/29 (f)(g)(t)		1,000,000	974,500
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.7739% 5/31/25 (f)(g)(t)		3,093,812	3,005,360
Sophia LP:
1LN, term loan CME Term SOFR 1 Month Index + 4.250% 6.4593% 10/7/27 (f)(g)(t)		620,000	604,500
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.1934% 10/7/27 (f)(g)(t)		5,639,447	5,438,570
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (f)(g)(t)		2,556,707	2,497,187
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 4/16/25 (f)(g)(t)		2,075,574	2,027,255
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 4.2739% 4/16/25 (f)(g)(t)		7,015,255	6,843,802
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.1223% 1/31/27 (f)(g)(t)		1,216,644	1,192,822
UKG, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.1223% 5/4/26 (f)(g)(t)		4,934,378	4,799,324
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 5.5351% 5/3/26 (f)(g)(t)		17,830,789	17,248,079
2LN, term loan 1 month U.S. LIBOR + 5.250% 7.5351% 5/3/27 (f)(g)(t)		5,210,000	5,062,661
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 2/28/27 (f)(g)(t)		4,594,864	4,497,223
			191,943,631
Technology Hardware, Storage & Peripherals - 0.1%
Seattle Spinco, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.3998% 3/1/27 (c)(f)(g)(t)		8,233,625	8,110,121
Tranche B 3LN, term loan 3 month U.S. LIBOR + 2.750% 5.2739% 6/21/24 (f)(g)(t)		8,204,327	8,081,262
			16,191,383

TOTAL INFORMATION TECHNOLOGY			338,566,893

MATERIALS - 0.5%
Chemicals - 0.3%
ARC Falcon I, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.2739% 9/30/28 (f)(g)(t)		2,806,284	2,649,609
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 9.5239% 9/22/29 (c)(f)(g)(t)		675,000	644,625
Tranche DD 1LN, term loan 1 month U.S. LIBOR + 3.750% 1% 9/30/28 (f)(g)(t)(u)		411,735	388,748
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 10.1937% 11/24/28 (f)(g)(t)		935,000	875,394
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.4437% 11/24/27 (f)(g)(t)		3,299,765	3,167,774
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7/27/29 (g)(t)(v)		1,365,000	1,358,175
Bakelite U.S. Holding Ltd. 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 6.1632% 5/27/29 (c)(f)(g)(t)		1,740,000	1,661,700
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 6.3633% 5/7/25 (c)(f)(g)(t)		6,082,195	5,869,319
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 5.2929% 5/7/25 (f)(g)(t)		3,058,045	2,966,304
Discovery Purchaser Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.370% 8/3/29 (g)(t)(v)		7,355,000	6,886,119
Element Solutions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 4.5239% 1/31/26 (f)(g)(t)		1,235,464	1,224,963
Groupe Solmax, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.0004% 5/27/28 (f)(g)(t)		1,660,806	1,471,192
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2504% 7/3/28 (f)(g)(t)		3,106,192	2,855,118
Hexion Holdings Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 7.4125% 3/15/29 (f)(g)(t)		5,080,000	4,660,900
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 9.8345% 2/9/30 (c)(f)(g)(t)		1,320,000	1,135,200
INEOS U.S. Petrochem LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 1/20/26 (f)(g)(t)		6,282,236	6,119,966
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 7.0544% 1/3/29 (f)(g)(t)		1,505,000	1,290,538
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 7.2995% 12/1/26 (c)(f)(g)(t)		1,179,075	1,072,958
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 4.7504% 3/1/26 (f)(g)(t)		3,199,771	3,134,976
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0625% 11/9/28 (f)(g)(t)		7,097,075	6,816,528
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 5.6875% 10/11/24 (f)(g)(t)		1,750,817	1,678,596
Starfruit U.S. Holdco LLC Tranche B, term loan 1 month U.S. LIBOR + 3.000% 5.2504% 10/1/25 (f)(g)(t)		5,169,028	5,030,757
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 4.13% 4/3/25 (f)(g)(t)		3,975,596	3,871,236
W.R. Grace Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.0625% 9/22/28 (f)(g)(t)		1,820,426	1,782,507
			68,613,202
Construction Materials - 0.0%
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 6.8053% 4/1/29 (c)(f)(g)(t)		1,120,000	1,089,200
VM Consolidated, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 6.1253% 3/27/28 (f)(g)(t)		4,400,084	4,334,083
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 6.2053% 10/19/27 (f)(g)(t)		3,684,609	3,553,143
			8,976,426
Containers & Packaging - 0.2%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 3/3/28 (f)(g)(t)		4,265,368	4,126,232
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.62% 3/11/28 (f)(g)(t)		565,656	544,682
1 month U.S. LIBOR + 3.750% 6.12% 3/11/28 (f)(g)(t)		6,411,550	6,181,439
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1776% 7/1/26 (f)(g)(t)		3,960,899	3,867,462
BWAY Holding Co. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.6231% 4/3/24 (f)(g)(t)		605,595	591,860
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 7.2739% 12/21/26 (f)(g)(t)		3,401,700	3,325,162
Charter NEX U.S., Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.5559% 12/1/27 (f)(g)(t)		3,954,651	3,834,588
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 6.7303% 4/13/29 (f)(g)(t)		17,090,000	16,467,582
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.3723% 8/4/27 (f)(g)(t)		4,556,526	4,442,613
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 8.3164% 2/9/26 (f)(g)(t)		2,029,313	1,858,505
Pregis TopCo Corp. 1LN, term loan:
1 month U.S. LIBOR + 4.000% 6.8% 7/31/26 (f)(g)(t)		1,512,720	1,468,473
1 month U.S. LIBOR + 4.000% 6.8% 8/1/26 (f)(g)(t)		1,736,875	1,680,427
Proampac PG Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.46% 11/18/25 (f)(g)(t)		1,175,170	1,140,890
Reynolds Consumer Products LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 4.1223% 1/30/27 (f)(g)(t)		3,960,331	3,874,313
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 5.6223% 2/5/26 (f)(g)(t)		3,092,900	3,013,010
1 month U.S. LIBOR + 3.500% 6.0239% 9/24/28 (f)(g)(t)		3,007,275	2,921,357
			59,338,595
Metals & Mining - 0.0%
Atkore International, Inc. Tranche B1LN, term loan 1 month U.S. LIBOR + 2.000% 4.3125% 5/26/28 (f)(g)(t)		1,953,588	1,938,330
Tiger Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.7739% 6/1/28 (f)(g)(t)		2,608,650	2,485,548
			4,423,878
Paper & Forest Products - 0.0%
Ahlstrom-Munksjo OYJ 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.0004% 2/4/28 (f)(g)(t)		2,301,020	2,185,969
Journey Personal Care Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 6.5004% 3/1/28 (f)(g)(t)		1,210,827	826,389
			3,012,358

TOTAL MATERIALS			144,364,459

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 8/21/25 (f)(g)(t)		8,488,608	8,255,171
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.0511% 1/30/27 (f)(g)(t)		3,084,526	2,765,062
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 8.0511% 1/30/27 (f)(g)(t)		174,459	156,390
			11,176,623
UTILITIES - 0.2%
Electric Utilities - 0.2%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 6.1905% 8/1/25 (f)(g)(t)		2,530,000	2,486,990
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.2739% 8/1/25 (f)(g)(t)		12,021,436	11,719,457
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 5.57% 12/15/27 (f)(g)(t)		1,784,988	1,758,856
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 6.1% 11/1/26 (f)(g)(t)		1,798,857	1,717,459
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 5.5625% 6/23/25 (f)(g)(t)		14,318,272	14,023,029
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 4.12% 12/31/25 (f)(g)(t)		5,325,378	5,213,066
			36,918,857
Independent Power and Renewable Electricity Producers - 0.0%
Esdec Solar Group BV Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.750% 6.4434% 8/27/28 (c)(f)(g)(t)		1,727,688	1,641,303
Granite Acquisition, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 5.0004% 3/25/28 (f)(g)(t)		1,980,000	1,936,064
Natgasoline LLC Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.875% 11/14/25 (c)(f)(g)(t)		1,741,825	1,689,570
TerraForm Power Operating LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 5.2154% 5/20/29 (f)(g)(t)		1,110,000	1,098,900
			6,365,837
Multi-Utilities - 0.0%
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 5.6223% 6/17/28 (f)(g)(t)		180,000	171,128

TOTAL UTILITIES			43,455,822

TOTAL BANK LOAN OBLIGATIONS
(Cost $2,110,771,867)			2,030,727,514

Bank Notes - 0.1%
Discover Bank 4.682% 8/9/28 (f)		8,844,000	8,556,290
KeyBank NA 6.95% 2/1/28		1,259,000	1,352,446
Regions Bank 6.45% 6/26/37		15,683,000	17,451,533
TOTAL BANK NOTES
(Cost $25,774,965)			27,360,269

Preferred Securities - 0.8%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
CAS Capital No 1 Ltd. 4% (Reg. S) (f)(i)		$1,630,000	$1,354,601
Telefonica Europe BV:
2.625% (Reg. S) (f)(i)	EUR	4,700,000	4,646,582
3.875% (Reg. S) (f)(i)	EUR	3,600,000	3,389,248
			9,390,431
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Volkswagen International Finance NV:
3.748% (Reg. S) (f)(i)	EUR	1,700,000	1,509,592
3.875% (Reg. S) (f)(i)	EUR	19,900,000	17,212,147
4.625% (Reg. S) (f)(i)	EUR	7,600,000	7,618,928
			26,340,667
CONSUMER STAPLES - 0.1%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (i)		3,658,000	3,670,540
Danone SA 1.75% (Reg. S) (f)(i)	EUR	3,700,000	3,629,574
			7,300,114
Tobacco - 0.1%
British American Tobacco PLC 3% (Reg. S) (f)(i)	EUR	15,700,000	12,470,447

TOTAL CONSUMER STAPLES			19,770,561

ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Gazprom PJSC Via Gaz Finance PLC 4.5985% (Reg. S) (f)(i)		1,520,000	577,503
FINANCIALS - 0.3%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (f)(i)	EUR	3,600,000	3,489,338
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (f)(i)	EUR	3,400,000	3,329,039
Banco Do Brasil SA 6.25% (d)(f)(i)		1,545,000	1,389,677
Banco Mercantil del Norte SA:
6.75% (d)(f)(i)		935,000	910,485
7.625% (d)(f)(i)		608,000	577,295
Bank of America Corp. 5.125% (f)(i)		920,000	890,199
Bank of Nova Scotia:
4.65% (f)(i)		4,078,000	3,667,309
4.9% (f)(i)		1,650,000	1,582,620
Barclays Bank PLC 7.625% 11/21/22		5,362,000	5,503,713
Barclays PLC:
5.875% (Reg. S) (f)(i)	GBP	2,950,000	3,163,186
7.125% (f)(i)	GBP	645,000	726,050
8.875% (f)(i)	GBP	1,600,000	1,903,617
BBVA Bancomer SA Texas Branch:
5.125% 1/18/33 (d)(f)		900,000	807,990
5.35% 11/12/29 (d)(f)		485,000	471,769
BNP Paribas SA 6.625% (Reg. S) (f)(i)		4,470,000	4,453,480
Emirates NBD Bank PJSC 6.125% (Reg. S) (f)(i)		1,451,000	1,479,085
Georgia Bank Joint Stock Co. 11.125% (Reg. S) (f)(i)		300,000	299,927
HSBC Holdings PLC 6.375% (f)(i)		4,650,000	4,611,566
Itau Unibanco Holding SA 6.125% (d)(f)(i)		2,015,000	1,865,511
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 3.320% 5.5971% (f)(g)(i)		1,080,000	1,076,911
3 month U.S. LIBOR + 3.470% 6.2759% (f)(g)(i)		1,065,000	1,064,656
Lloyds Banking Group PLC 5.125% (f)(i)	GBP	435,000	467,069
NBK Tier 1 Financing 2 Ltd. 4.5% (d)(f)(i)		1,210,000	1,131,560
NBK Tier 1 Ltd. 3.625% (d)(f)(i)		635,000	558,030
Societe Generale 7.875% (Reg. S) (f)(i)		1,800,000	1,810,622
Stichting AK Rabobank Certificaten 6.5% (Reg. S) (f)(g)(i)	EUR	2,480,725	2,524,303
Tinkoff Credit Systems 6% (d)(f)(i)		715,000	231,724
			49,986,731
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (f)(i)		15,540,000	14,986,091
UBS Group AG 7% (Reg. S) (f)(i)		940,000	979,672
			15,965,763
Insurance - 0.1%
Aviva PLC 6.125% (f)(i)	GBP	4,780,000	5,876,036
QBE Insurance Group Ltd.:
5.25% (Reg. S) (f)(i)		7,527,000	7,120,056
5.875% (d)(f)(i)		3,175,000	3,140,189
			16,136,281

TOTAL FINANCIALS			82,088,775

HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Bayer AG 2.375% 11/12/79 (Reg. S) (f)	EUR	21,300,000	19,381,929
INDUSTRIALS - 0.0%
Marine - 0.0%
DP World Salaam 6% (Reg. S) (f)(i)		1,510,000	1,514,411
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (f)(i)	GBP	1,540,000	1,637,621
Trading Companies & Distributors - 0.0%
AerCap Holdings NV 5.875% 10/10/79 (f)		5,250,000	4,875,746

TOTAL INDUSTRIALS			8,027,778

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Network i2i Ltd.:
3.975% (d)(f)(i)		645,000	560,924
5.65% (d)(f)(i)		1,495,000	1,465,924
			2,026,848
MATERIALS - 0.0%
Construction Materials - 0.0%
CEMEX S.A.B. de CV 5.125% (d)(f)(i)		1,580,000	1,348,372
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (f)(i)	EUR	6,200,000	5,031,602
AT Securities BV 5.25% (Reg. S) (f)(i)		13,000,000	11,648,534
Citycon Oyj 4.496% (Reg. S) (f)(i)	EUR	2,550,000	1,958,999
CPI Property Group SA 3.75% (Reg. S) (f)(i)	EUR	6,840,000	4,244,254
Grand City Properties SA 1.5% (Reg. S) (f)(i)	EUR	10,500,000	8,116,495
Heimstaden Bostad AB:
3.248% (Reg. S) (f)(i)	EUR	11,640,000	9,311,125
3.625% (Reg. S) (f)(i)	EUR	600,000	456,894
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (f)(i)	EUR	5,240,000	2,382,702
			43,150,605
UTILITIES - 0.1%
Electric Utilities - 0.1%
EDF SA:
5.25% (Reg. S) (f)(i)		18,550,000	17,967,540
5.625% (Reg. S) (f)(i)		950,000	894,204
Enel SpA 2.5% (Reg. S) (f)(i)	EUR	7,585,000	7,483,408
SSE PLC:
3.74% (Reg. S) (f)(i)	GBP	3,300,000	3,596,828
4% (Reg. S) (f)(i)	EUR	4,600,000	4,309,140
			34,251,120
Multi-Utilities - 0.0%
Veolia Environnement SA 2% (Reg. S) (f)(i)	EUR	7,100,000	5,979,554

TOTAL UTILITIES			40,230,674

TOTAL PREFERRED SECURITIES
(Cost $322,031,668)			252,334,143
		Shares	Value

Money Market Funds - 8.2%
Fidelity Cash Central Fund 2.33% (w)		1,748,737,099	1,749,086,847
Fidelity Securities Lending Cash Central Fund 2.34% (w)(x)		676,340,956	676,408,590
TOTAL MONEY MARKET FUNDS
(Cost $2,425,439,481)			2,425,495,437

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option with an exercise rate of 5.75% on a credit default swap with Barclays Bank PLC to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	9/21/22	EUR 49,900,000	$901,156
Option with an exercise rate of 6.00% on a credit default swap with BNP Paribas S.A. to buy protection on the 5-Year iTraxx Europe Crossover Series 37 Index expiring June 2027, paying 5% quarterly.	10/19/22	EUR 42,700,000	960,918

TOTAL PUT OPTIONS			1,862,074

TOTAL PURCHASED SWAPTIONS
(Cost $2,461,913)			1,862,074
TOTAL INVESTMENT IN SECURITIES - 108.6%
(Cost $35,158,649,558)			32,137,128,935
NET OTHER ASSETS (LIABILITIES) - (8.6)%			(2,546,081,602)
NET ASSETS - 100%			$29,591,047,333

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(23,300,000)	$(20,585,941)
2% 9/1/52	(9,200,000)	(8,128,355)
2% 9/1/52	(83,150,000)	(73,464,422)
2% 9/1/52	(41,550,000)	(36,710,123)
2% 9/1/52	(29,100,000)	(25,710,339)
2.5% 9/1/52	(78,950,000)	(71,986,310)
3% 9/1/52	(15,950,000)	(14,969,740)
3% 9/1/52	(9,550,000)	(8,963,073)

TOTAL GINNIE MAE		(260,518,303)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(14,850,000)	(13,338,622)
1.5% 9/1/37	(11,150,000)	(10,015,194)
2% 9/1/37	(23,950,000)	(22,068,804)
2% 9/1/37	(11,950,000)	(11,011,366)
2% 9/1/37	(12,000,000)	(11,057,438)
2% 9/1/52	(11,800,000)	(10,154,458)
2% 9/1/52	(5,450,000)	(4,689,983)
2% 9/1/52	(5,300,000)	(4,560,901)
2% 9/1/52	(6,050,000)	(5,206,311)
2% 9/1/52	(5,600,000)	(4,819,065)
2% 9/1/52	(12,550,000)	(10,799,869)
2% 9/1/52	(12,200,000)	(10,498,677)
2% 9/1/52	(29,200,000)	(25,127,981)
2% 9/1/52	(64,800,000)	(55,763,465)
2% 9/1/52	(44,300,000)	(38,122,245)
2% 9/1/52	(66,550,000)	(57,269,423)
2.5% 9/1/37	(13,250,000)	(12,529,525)
2.5% 9/1/37	(7,050,000)	(6,666,653)
2.5% 9/1/52	(9,900,000)	(8,841,939)
2.5% 9/1/52	(7,700,000)	(6,877,064)
2.5% 9/1/52	(2,900,000)	(2,590,063)
3% 9/1/52	(11,000,000)	(10,179,300)
3% 9/1/52	(9,300,000)	(8,606,135)
3% 9/1/52	(10,900,000)	(10,086,761)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(360,881,242)

TOTAL TBA SALE COMMITMENTS
(Proceeds $631,253,566)		$(621,399,545)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	64	Sept. 2022	$5,253,254	$(12,388)	$(12,388)
Eurex Euro-Bund Contracts (Germany)	1	Dec. 2022	146,291	(131)	(131)
Eurex Euro-Bund Contracts (Germany)	66	Sept. 2022	9,814,362	(313,980)	(313,980)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	1	Dec. 2022	163,445	(744)	(744)
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	76	Sept. 2022	12,571,523	(776,293)	(776,293)
TME 10 Year Canadian Note Contracts (Canada)	304	Dec. 2022	28,838,741	(31,050)	(31,050)
TOTAL BOND INDEX CONTRACTS					(1,134,586)
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	1,132	Dec. 2022	235,827,438	(803,267)	(803,267)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	672	Dec. 2022	74,471,250	(828,846)	(828,846)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	735	Dec. 2022	99,845,156	(2,881,653)	(2,881,653)
TOTAL TREASURY CONTRACTS					(4,513,766)

TOTAL PURCHASED					(5,648,352)

Sold
Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	193	Sept. 2022	23,872,025	336,697	336,697
ICE Long Gilt Contracts (United Kingdom)	136	Dec. 2022	17,051,990	435,056	435,056
TOTAL BOND INDEX CONTRACTS					771,753
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	590	Dec. 2022	68,974,688	1,136,588	1,136,588
CBOT 5-Year U.S. Treasury Note Contracts (United States)	278	Dec. 2022	30,808,047	351,286	351,286
CBOT Long Term U.S. Treasury Bond Contracts (United States)	828	Dec. 2022	112,478,625	2,945,672	2,945,672
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	7	Dec. 2022	1,046,500	22,297	22,297
TOTAL TREASURY CONTRACTS					4,455,843

TOTAL SOLD					5,227,596

TOTAL FUTURES CONTRACTS					$(420,756)

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

The notional amount of futures sold as a percentage of Net Assets is 0.9%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/(Depreciation)
EUR	50,000	USD	50,240	BNP Paribas S.A.	9/2/22	$7
CAD	1,036,000	USD	790,918	Brown Brothers Harriman & Co	9/15/22	(2,181)
EUR	542,000	USD	562,038	BNP Paribas S.A.	9/15/22	(16,875)
EUR	859,000	USD	860,520	BNP Paribas S.A.	9/15/22	3,493
EUR	11,806,000	USD	11,872,810	BNP Paribas S.A.	9/15/22	2,092
EUR	1,446,000	USD	1,443,381	JPMorgan Chase Bank, N.A.	9/15/22	11,058
EUR	628,000	USD	625,579	JPMorgan Chase Bank, N.A.	9/15/22	6,086
EUR	375,000	USD	382,751	State Street Bank and Trust Co	9/15/22	(5,563)
GBP	488,000	USD	578,166	BNP Paribas S.A.	9/15/22	(11,113)
GBP	668,000	USD	788,721	Brown Brothers Harriman & Co	9/15/22	(12,509)
GBP	253,000	USD	303,770	Citibank, N. A.	9/15/22	(9,785)
GBP	2,780,000	USD	3,235,240	Goldman Sachs Bank USA	9/15/22	(4,895)
GBP	292,000	USD	358,379	HSBC Bank	9/15/22	(19,077)
GBP	259,000	USD	305,866	Royal Bank of Canada	9/15/22	(4,909)
USD	233,011	AUD	336,000	BNP Paribas S.A.	9/15/22	3,053
USD	182,996	AUD	260,000	BNP Paribas S.A.	9/15/22	5,052
USD	525,780	CAD	676,000	BNP Paribas S.A.	9/15/22	11,121
USD	176,165	CAD	227,000	Goldman Sachs Bank USA	9/15/22	3,343
USD	228,199	CAD	295,000	Goldman Sachs Bank USA	9/15/22	3,607
USD	326,677	CAD	424,000	State Street Bank and Trust Co	9/15/22	3,873
USD	388,034,619	EUR	379,233,000	BNP Paribas S.A.	9/15/22	6,588,351
USD	881,414	EUR	861,000	BNP Paribas S.A.	9/15/22	15,389
USD	998,654	EUR	971,000	BNP Paribas S.A.	9/15/22	21,987
USD	747,454	EUR	734,000	BNP Paribas S.A.	9/15/22	9,170
USD	295,595	EUR	296,000	Canadian Imperial Bk. of Comm.	9/15/22	(2,132)
USD	1,697,087	EUR	1,658,000	JPMorgan Chase Bank, N.A.	9/15/22	29,411
USD	1,016,442	EUR	1,019,000	JPMorgan Chase Bank, N.A.	9/15/22	(8,505)
USD	171,626,716	GBP	140,322,000	Goldman Sachs Bank USA	9/15/22	8,573,300
USD	560,623	GBP	464,000	Goldman Sachs Bank USA	9/15/22	21,458
USD	185,317	GBP	153,000	State Street Bank and Trust Co	9/15/22	7,532
TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						$15,221,839
					Unrealized Appreciation	15,319,383
					Unrealized Depreciation	(97,544)

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$35,680,000	$225,601	$(467)	$225,134
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,280,000	27,241	(33,734)	(6,493)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	9,300,000	111,115	(105,906)	5,209
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,090,000	36,919	(26,943)	9,976
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	6,120,000	73,121	(68,090)	5,031
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	1,920,000	22,940	11,024	33,964
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	10,070,000	120,315	45,129	165,444
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	2,830,000	33,813	(9,667)	24,146
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	3,930,000	46,955	(12,091)	34,864
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	5,200,000	62,129	4,873	67,002
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	6,110,000	73,002	(73,190)	(188)
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	2,600,000	31,065	(3,899)	27,166
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	2,920,000	34,888	(11,731)	23,157
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	5,870,000	70,134	(7,244)	62,890
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,990,000	35,724	(51,153)	(15,429)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	2,150,000	25,688	11,580	37,268
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	9,330,000	111,474	(67,074)	44,400
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	5,530,000	66,072	(52,713)	13,359
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	4,960,000	59,262	(26,877)	32,385
Intesa Sanpaolo SpA	Dec. 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR 8,300,000	62,309	186,042	248,351

TOTAL CREDIT DEFAULT SWAPS						$1,329,767	$(292,131)	$1,037,636

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2024	$43,262,000	$(281,047)	$0	$(281,047)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	20,897,000	(217,646)	0	(217,646)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2032	5,827,000	(41,637)	0	(41,637)

TOTAL INTEREST RATE SWAPS							$(540,330)	$0	$(540,330)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

CAD – Canadian dollar

EUR – European Monetary Unit

GBP – British pound sterling

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $16,612,767 or 0.1% of net assets.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,788,783,775 or 22.9% of net assets.

 (e) Non-income producing - Security is in default.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (h) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (i) Security is perpetual in nature with no stated maturity date.

 (j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $11,325,559.

 (k) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $1,600,302.

 (l) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $26,925,436.

 (m) Security or a portion of the security is on loan at period end.

 (n) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (o) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (p) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (q) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (r) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (s) Non-income producing

 (t) Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

 (u) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $5,662,705 and $5,382,600, respectively.

 (v) The coupon rate will be determined upon settlement of the loan after period end.

 (w) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (x) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Chesapeake Energy Corp.	2/10/21	$5,862
Mesquite Energy, Inc. 15% 7/15/23	7/10/20 - 1/18/22	$894,620
Mesquite Energy, Inc. 15% 7/15/23	11/5/20 - 1/18/22	$1,544,200

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$2,352,819,415	$11,052,123,403	$11,655,855,972	$8,915,392	$--	$1	$1,749,086,847	3.4%
Fidelity Securities Lending Cash Central Fund 2.34%	411,194,230	5,446,553,607	5,181,339,247	413,374	--	--	676,408,590	2.0%
Total	$2,764,013,645	$16,498,677,010	$16,837,195,219	$9,328,766	$--	$1	$2,425,495,437

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$1,499,603	$1,465,000	$3	$34,600
Consumer Discretionary	4,992,780	3,686,760	--	1,306,020
Energy	48,753,428	36,215,982	--	12,537,446
Financials	7,984,276	4,040,712	--	3,943,564
Industrials	652,712	--	--	652,712
Information Technology	311,584	--	--	311,584
Real Estate	4,819,476	4,285,807	533,669	--
Utilities	2,337,245	--	--	2,337,245
Corporate Bonds	11,413,017,145	--	11,394,277,227	18,739,918
U.S. Government and Government Agency Obligations	7,303,137,456	--	7,303,137,456	--
U.S. Government Agency - Mortgage Securities	4,395,397,149	--	4,395,397,149	--
Asset-Backed Securities	1,860,707,712	--	1,858,881,856	1,825,856
Collateralized Mortgage Obligations	218,654,482	--	218,654,467	15
Commercial Mortgage Securities	1,607,394,984	--	1,600,205,144	7,189,840
Municipal Securities	158,754,382	--	158,754,382	--
Foreign Government and Government Agency Obligations	343,827,990	--	343,827,990	--
Supranational Obligations	27,107,094	--	27,107,094	--
Bank Loan Obligations	2,030,727,514	--	1,940,761,023	89,966,491
Bank Notes	27,360,269	--	27,360,269	--
Preferred Securities	252,334,143	--	252,334,143	--
Money Market Funds	2,425,495,437	2,425,495,437	--	--
Purchased Swaptions	1,862,074	--	1,862,074	--
Total Investments in Securities:	$32,137,128,935	$2,475,189,698	$29,523,093,946	$138,845,291
Derivative Instruments:
Assets
Futures Contracts	$5,227,596	$5,227,596	$--	$--
Forward Foreign Currency Contracts	15,319,383	--	15,319,383	--
Swaps	1,329,767	--	1,329,767	--
Total Assets	$21,876,746	$5,227,596	$16,649,150	$--
Liabilities
Futures Contracts	$(5,648,352)	$(5,648,352)	$--	$--
Forward Foreign Currency Contracts	(97,544)	--	(97,544)	--
Swaps	(540,330)	--	(540,330)	--
Total Liabilities	$(6,286,226)	$(5,648,352)	$(637,874)	$--
Total Derivative Instruments:	$15,590,520	$(420,756)	$16,011,276	$--
Other Financial Instruments:
TBA Sale Commitments	$(621,399,545)	$--	$(621,399,545)	$--
Total Other Financial Instruments:	$(621,399,545)	$--	$(621,399,545)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Purchased Swaptions(a)	$1,862,074	$--
Swaps(b)	1,329,767	--
Total Credit Risk	3,191,841	--
Foreign Exchange Risk
Forward Foreign Currency Contracts(c)	15,319,383	(97,544)
Total Foreign Exchange Risk	15,319,383	(97,544)
Interest Rate Risk
Futures Contracts(d)	5,227,596	(5,648,352)
Swaps(e)	--	(540,330)
Total Interest Rate Risk	5,227,596	(6,188,682)
Total Value of Derivatives	$23,738,820	$(6,286,226)

 (a) Gross value is included in the Statement of Assets and Liabilities in the investments in securities, at value line-item.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (c) Gross value is presented in the Statement of Assets and Liabilities in the unrealized appreciation/depreciation on forward foreign currency contracts line-items.

 (d) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (e) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $661,035,668) — See accompanying schedule: Unaffiliated issuers (cost $32,733,210,077)	$29,711,633,498
Fidelity Central Funds (cost $2,425,439,481)	2,425,495,437
Total Investment in Securities (cost $35,158,649,558)		$32,137,128,935
Segregated cash with brokers for derivative instruments		6,740
Cash		2,335,576
Foreign currency held at value (cost $1,482,464)		1,472,341
Receivable for investments sold
Regular delivery		16,480,048
Delayed delivery		55,909
Receivable for TBA sale commitments		631,253,566
Unrealized appreciation on forward foreign currency contracts		15,319,383
Receivable for fund shares sold		25,803,033
Dividends receivable		340,288
Interest receivable		221,109,391
Distributions receivable from Fidelity Central Funds		3,557,791
Receivable for daily variation margin on futures contracts		436,560
Receivable for daily variation margin on centrally cleared OTC swaps		46,481
Bi-lateral OTC swaps, at value		1,329,767
Receivable from investment adviser for expense reductions		182,844
Other receivables		350,827
Total assets		33,057,209,480
Liabilities
Payable for investments purchased
Regular delivery	$70,166,081
Delayed delivery	2,041,875,152
TBA sale commitments, at value	621,399,545
Unrealized depreciation on forward foreign currency contracts	97,544
Payable for fund shares redeemed	35,320,771
Distributions payable	8,784,263
Accrued management fee	7,468,488
Distribution and service plan fees payable	314,578
Other affiliated payables	3,853,329
Other payables and accrued expenses	473,806
Collateral on securities loaned	676,408,590
Total liabilities		3,466,162,147
Net Assets		$29,591,047,333
Net Assets consist of:
Paid in capital		$32,940,629,094
Total accumulated earnings (loss)		(3,349,581,761)
Net Assets		$29,591,047,333
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($729,405,492 ÷ 75,231,454 shares)(a)		$9.70
Maximum offering price per share (100/96.00 of $9.70)		$10.10
Class M:
Net Asset Value and redemption price per share ($301,767,732 ÷ 31,182,328 shares)(a)		$9.68
Maximum offering price per share (100/96.00 of $9.68)		$10.08
Class C:
Net Asset Value and offering price per share ($112,310,999 ÷ 11,580,702 shares)(a)		$9.70
Total Bond:
Net Asset Value, offering price and redemption price per share ($14,816,562,636 ÷ 1,528,921,555 shares)		$9.69
Class I:
Net Asset Value, offering price and redemption price per share ($7,251,750,651 ÷ 749,490,706 shares)		$9.68
Class Z:
Net Asset Value, offering price and redemption price per share ($6,379,249,823 ÷ 659,257,982 shares)		$9.68

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$16,173,836
Interest		930,806,624
Income from Fidelity Central Funds (including $413,374 from security lending)		9,328,766
Total income		956,309,226
Expenses
Management fee	$94,727,444
Transfer agent fees	32,572,235
Distribution and service plan fees	4,330,177
Fund wide operations fee	16,729,996
Independent trustees' fees and expenses	106,042
Legal	366,923
Miscellaneous	792
Total expenses before reductions	148,833,609
Expense reductions	(3,045,810)
Total expenses after reductions		145,787,799
Net investment income (loss)		810,521,427
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(328,660,769)
Forward foreign currency contracts	93,039,867
Foreign currency transactions	(1,429,223)
Futures contracts	(15,646,179)
Swaps	(3,391,583)
Total net realized gain (loss)		(256,087,887)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(4,388,859,701)
Fidelity Central Funds	1
Forward foreign currency contracts	10,866,272
Assets and liabilities in foreign currencies	(531,747)
Futures contracts	(34,030)
Swaps	1,316,114
TBA sale commitments	11,044,836
Total change in net unrealized appreciation (depreciation)		(4,366,198,255)
Net gain (loss)		(4,622,286,142)
Net increase (decrease) in net assets resulting from operations		$(3,811,764,715)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$810,521,427	$749,373,128
Net realized gain (loss)	(256,087,887)	(81,642,153)
Change in net unrealized appreciation (depreciation)	(4,366,198,255)	88,549,830
Net increase (decrease) in net assets resulting from operations	(3,811,764,715)	756,280,805
Distributions to shareholders	(828,469,006)	(1,559,103,812)
Share transactions - net increase (decrease)	79,472,472	4,064,508,405
Total increase (decrease) in net assets	(4,560,761,249)	3,261,685,398
Net Assets
Beginning of period	34,151,808,582	30,890,123,184
End of period	$29,591,047,333	$34,151,808,582

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond Fund Class A

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$11.52	$11.00	$10.38	$10.77
Income from Investment Operations
Net investment income (loss)A,B	.237	.224	.269	.300	.273
Net realized and unrealized gain (loss)	(1.524)	.006	.521	.646	(.375)
Total from investment operations	(1.287)	.230	.790	.946	(.102)
Distributions from net investment income	(.238)	(.214)	(.260)	(.326)	(.263)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)
Total distributions	(.243)	(.520)	(.270)	(.326)	(.288)
Net asset value, end of period	$9.70	$11.23	$11.52	$11.00	$10.38
Total ReturnC,D	(11.59)%	2.09%	7.30%	9.32%	(.95)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.75%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.75%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.75%
Net investment income (loss)	2.25%	2.01%	2.42%	2.87%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$729,405	$900,239	$803,222	$614,156	$475,569
Portfolio turnover rateG	129%	195%	222%	170%H	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class M

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.50	$10.98	$10.36	$10.75
Income from Investment Operations
Net investment income (loss)A,B	.237	.224	.268	.300	.272
Net realized and unrealized gain (loss)	(1.525)	.006	.522	.646	(.375)
Total from investment operations	(1.288)	.230	.790	.946	(.103)
Distributions from net investment income	(.237)	(.214)	(.260)	(.326)	(.262)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)
Total distributions	(.242)	(.520)	(.270)	(.326)	(.287)
Net asset value, end of period	$9.68	$11.21	$11.50	$10.98	$10.36
Total ReturnC,D	(11.62)%	2.09%	7.31%	9.33%	(.96)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	.75%	.75%	.75%	.75%	.76%
Expenses net of fee waivers, if any	.75%	.75%	.75%	.75%	.76%
Expenses net of all reductions	.75%	.75%	.75%	.75%	.76%
Net investment income (loss)	2.25%	2.01%	2.42%	2.86%	2.60%
Supplemental Data
Net assets, end of period (000 omitted)	$301,768	$373,315	$369,850	$343,191	$307,837
Portfolio turnover rateG	129%	195%	222%	170%H	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class C

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.24	$11.53	$11.01	$10.39	$10.77
Income from Investment Operations
Net investment income (loss)A,B	.157	.139	.184	.220	.193
Net realized and unrealized gain (loss)	(1.535)	.006	.521	.646	(.365)
Total from investment operations	(1.378)	.145	.705	.866	(.172)
Distributions from net investment income	(.157)	(.129)	(.175)	(.246)	(.183)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)
Total distributions	(.162)	(.435)	(.185)	(.246)	(.208)
Net asset value, end of period	$9.70	$11.24	$11.53	$11.01	$10.39
Total ReturnC,D	(12.35)%	1.31%	6.49%	8.49%	(1.60)%
Ratios to Average Net AssetsB,E,F
Expenses before reductions	1.52%	1.51%	1.51%	1.52%	1.52%
Expenses net of fee waivers, if any	1.52%	1.51%	1.51%	1.52%	1.52%
Expenses net of all reductions	1.52%	1.51%	1.51%	1.52%	1.52%
Net investment income (loss)	1.49%	1.24%	1.66%	2.10%	1.84%
Supplemental Data
Net assets, end of period (000 omitted)	$112,311	$171,689	$205,949	$153,944	$168,366
Portfolio turnover rateG	129%	195%	222%	170%H	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 H Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.23	$11.52	$11.00	$10.38	$10.76
Income from Investment Operations
Net investment income (loss)A,B	.267	.258	.301	.333	.305
Net realized and unrealized gain (loss)	(1.533)	.005	.522	.645	(.365)
Total from investment operations	(1.266)	.263	.823	.978	(.060)
Distributions from net investment income	(.269)	(.247)	(.293)	(.358)	(.295)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)
Total distributions	(.274)	(.553)	(.303)	(.358)	(.320)
Net asset value, end of period	$9.69	$11.23	$11.52	$11.00	$10.38
Total ReturnC	(11.42)%	2.39%	7.62%	9.65%	(.55)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	2.55%	2.30%	2.72%	3.17%	2.90%
Supplemental Data
Net assets, end of period (000 omitted)	$14,816,563	$16,260,424	$16,158,697	$14,074,694	$23,868,572
Portfolio turnover rateF	129%	195%	222%	170%G	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class I

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.50	$10.98	$10.36	$10.75
Income from Investment Operations
Net investment income (loss)A,B	.262	.252	.296	.326	.299
Net realized and unrealized gain (loss)	(1.524)	.006	.521	.646	(.374)
Total from investment operations	(1.262)	.258	.817	.972	(.075)
Distributions from net investment income	(.263)	(.242)	(.287)	(.352)	(.290)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)
Total distributions	(.268)	(.548)	(.297)	(.352)	(.315)
Net asset value, end of period	$9.68	$11.21	$11.50	$10.98	$10.36
Total ReturnC	(11.40)%	2.34%	7.58%	9.61%	(.70)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.50%	.50%	.50%	.50%	.50%
Expenses net of all reductions	.50%	.50%	.50%	.50%	.50%
Net investment income (loss)	2.50%	2.25%	2.67%	3.12%	2.85%
Supplemental Data
Net assets, end of period (000 omitted)	$7,251,751	$8,422,197	$7,629,091	$6,348,237	$4,959,911
Portfolio turnover rateF	129%	195%	222%	170%G	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Fidelity Total Bond Fund Class Z

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$11.21	$11.50	$10.98	$10.36	$10.75
Income from Investment Operations
Net investment income (loss)A,B	.278	.267	.311	.340	.312
Net realized and unrealized gain (loss)	(1.525)	.006	.522	.647	(.373)
Total from investment operations	(1.247)	.273	.833	.987	(.061)
Distributions from net investment income	(.278)	(.257)	(.303)	(.367)	(.304)
Distributions from net realized gain	(.005)	(.306)	(.010)	–	(.025)
Total distributions	(.283)	(.563)	(.313)	(.367)	(.329)
Net asset value, end of period	$9.68	$11.21	$11.50	$10.98	$10.36
Total ReturnC	(11.27)%	2.48%	7.73%	9.76%	(.56)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.40%	.40%	.40%	.40%	.36%
Expenses net of fee waivers, if any	.36%	.36%	.36%	.36%	.36%
Expenses net of all reductions	.36%	.36%	.36%	.36%	.36%
Net investment income (loss)	2.64%	2.39%	2.81%	3.26%	2.99%
Supplemental Data
Net assets, end of period (000 omitted)	$6,379,250	$8,023,946	$5,723,315	$3,774,546	$2,490,230
Portfolio turnover rateF	129%	195%	222%	170%G	109%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 G Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Total Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Total Bond, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of eight years from the initial date of purchase, with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, ETFs and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Realized gains and losses on foreign currency transactions arise from the disposition of foreign currency, realized changes in the value of foreign currency between the trade and settlement dates on security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized gains and losses on assets and liabilities in foreign currencies arise from changes in the value of foreign currency, and from assets and liabilities denominated in foreign currencies, other than investments, which are held at period end.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Paid in Kind (PIK) income is recorded at the fair market value of the securities received. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured. Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any withholding tax reclaims income is included in the Statement of Operations in interest. Any receivables for withholding tax reclaims are included in the Statement of Assets and Liabilities in interest receivable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for certain Funds, certain independent Trustees have elected to defer receipt of a portion of their annual compensation. Deferred amounts are invested in affiliated mutual funds, are marked-to-market and remain in a fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees presented below are included in the accompanying Statement of Assets and Liabilities in other receivables and other payables and accrued expenses, as applicable.

Fidelity Total Bond Fund	$349,983

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, futures and options transactions, foreign currency transactions, defaulted bonds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales, excise tax regulations and futures contracts.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$151,355,476
Gross unrealized depreciation	(3,051,778,863)
Net unrealized appreciation (depreciation)	$(2,900,423,387)
Tax Cost	$35,120,101,587

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$29,903,432
Net unrealized appreciation (depreciation) on securities and other investments	$(2,904,168,583)

The Fund intends to elect to defer to its next fiscal year $475,481,235 of capital losses recognized during the period November 1,2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$812,978,824	$ 1,174,782,997
Long-term Capital Gains	15,490,182	384,320,815
Total	$828,469,006	$ 1,559,103,812

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

Loans and Other Direct Debt Instruments. Direct debt instruments are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate a fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment, participation, or may be made directly to a borrower. Such instruments are presented in the Bank Loan Obligations section in the Schedule of Investments. Certain funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, forward foreign currency contracts, options and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Foreign Exchange Risk	Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as forward foreign currency contracts, options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Bond Fund
Credit Risk
Purchased Options	$(546,057)	$905,528
Swaps	(169,748)	2,161,372
Total Credit Risk	(715,805)	3,066,900
Foreign Exchange Risk
Forward Foreign Currency Contracts	93,039,867	10,866,272
Total Foreign Exchange Risk	93,039,867	10,866,272
Interest Rate Risk
Futures Contracts	(15,646,179)	(34,030)
Swaps	(3,221,835)	(845,258)
Total Interest Rate Risk	(18,868,014)	(879,288)
Totals	$73,456,048	$13,053,884

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Forward Foreign Currency Contracts. Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Forward foreign currency contracts were used to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Forward foreign currency contracts are valued daily and fluctuations in exchange rates on open contracts are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. When the contract is closed, a gain or loss is realized equal to the difference between the closing value and the value at the time it was opened. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on forward foreign currency contracts during the period is presented in the Statement of Operations.

Any open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end, and is representative of volume of activity during the period unless an average contract value is presented.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to potential credit events.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond Fund	23,133,361,258	20,820,628,693

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$2,059,467	$91,820
Class M	-%	.25%	859,214	25
Class C	.75%	.25%	1,411,496	168,219
			$4,330,177	$260,064

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$91,817
Class M	12,369
Class C(a)	1,568
$105,754

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Total Bond and Class Z. FIIOC receives an asset-based fee of Total Bond's and Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,208,247.15
Class M	504,821.15
Class C	230,836.16
Total Bond	15,211,656.10
Class I	11,665,094.15
Class Z	3,751,581.05
	$32,572,235

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund-level expenses (which may not include transfer agent, the compensation of the independent Trustees, interest, taxes or extraordinary expenses, as applicable) in return for a FWOE fee equal to .35% of fund-level average net assets less the total amount of the management fee. The FWOE paid by a fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rate expressed as a percentage of average net assets:

Fidelity Total Bond Fund	.05%

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Total Bond Fund	$253

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. Interfund trades during the period are noted in the table below.

	Purchases ($)	Sales ($)	Realized Gain (Loss) ($)
Fidelity Total Bond Fund	7,495	–	–

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond Fund	$44,020	$–	$–

9. Expense Reductions.

The investment adviser contractually agreed to reimburse expenses of each class to the extent annual operating expenses exceeded certain levels of class-level average net assets as noted in the table below. This reimbursement will remain in place through December 31, 2023. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class Z	.36%	$3,036,965

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, custodian credits reduced the Fund's expenses by $8,845.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Total Bond Fund
Distributions to shareholders
Class A	$18,978,754	$38,691,421
Class M	7,923,873	17,400,085
Class C	2,143,669	8,023,101
Total Bond	397,399,649	802,122,412
Class I	200,685,515	384,229,224
Class Z	201,337,546	308,637,569
Total	$828,469,006	$1,559,103,812

11. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended August 31, 2022	Year ended August 31, 2021	Year ended August 31, 2022	Year ended August 31, 2021
Fidelity Total Bond Fund
Class A
Shares sold	16,666,627	30,648,384	$176,364,750	$343,524,412
Reinvestment of distributions	1,771,072	3,376,953	18,485,086	37,777,873
Shares redeemed	(23,343,223)	(23,585,502)	(244,762,728)	(263,517,061)
Net increase (decrease)	(4,905,524)	10,439,835	$(49,912,892)	$117,785,224
Class M
Shares sold	8,195,741	12,828,125	$87,497,942	$143,664,293
Reinvestment of distributions	756,846	1,551,772	7,884,425	17,328,514
Shares redeemed	(11,063,455)	(13,237,420)	(116,365,253)	(147,741,647)
Net increase (decrease)	(2,110,868)	1,142,477	$(20,982,886)	$13,251,160
Class C
Shares sold	1,532,704	5,121,794	$16,248,853	$57,670,060
Reinvestment of distributions	199,758	694,559	2,087,377	7,775,895
Shares redeemed	(5,430,823)	(8,403,114)	(57,187,283)	(93,930,394)
Net increase (decrease)	(3,698,361)	(2,586,761)	$(38,851,053)	$(28,484,439)
Total Bond
Shares sold	615,269,221	451,924,550	$6,288,570,907	$5,065,079,623
Reinvestment of distributions	33,962,376	65,931,531	353,838,883	737,445,426
Shares redeemed	(568,466,680)	(472,458,240)	(5,903,672,470)	(5,276,957,150)
Net increase (decrease)	80,764,917	45,397,841	$738,737,320	$525,567,899
Class I
Shares sold	256,144,611	264,054,948	$2,659,006,174	$2,953,374,208
Reinvestment of distributions	18,429,174	32,616,071	191,846,600	364,148,469
Shares redeemed	(276,345,429)	(208,717,411)	(2,864,282,651)	(2,326,594,104)
Net increase (decrease)	(1,771,644)	87,953,608	$(13,429,877)	$990,928,573
Class Z
Shares sold	266,380,048	336,155,354	$2,802,215,358	$3,760,025,609
Reinvestment of distributions	15,081,006	21,266,104	157,427,587	237,422,475
Shares redeemed	(337,880,305)	(139,318,942)	(3,495,731,085)	(1,551,988,096)
Net increase (decrease)	(56,419,251)	218,102,516	$(536,088,140)	$2,445,459,988

12. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

13. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

14. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and Shareholders of Fidelity Total Bond Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Total Bond Fund (one of the funds constituting Fidelity Income Fund, referred to hereafter as the “Fund”) as of August 31, 2022, the related statement of operations for the year ended August 31, 2022, the statement of changes in net assets for each of the two years in the period ended August 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2022 and the financial highlights for each of the five years in the period ended August 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2022 by correspondence with the custodian, issuers of privately offered securities, agent banks and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

October 17, 2022

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Total Bond Fund
Class A	.74%
Actual		$1,000.00	$918.90	$3.58
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class M	.74%
Actual		$1,000.00	$918.70	$3.58
Hypothetical-C		$1,000.00	$1,021.48	$3.77
Class C	1.50%
Actual		$1,000.00	$915.40	$7.24
Hypothetical-C		$1,000.00	$1,017.64	$7.63
Total Bond	.45%
Actual		$1,000.00	$920.20	$2.18
Hypothetical-C		$1,000.00	$1,022.94	$2.29
Class I	.50%
Actual		$1,000.00	$919.90	$2.42
Hypothetical-C		$1,000.00	$1,022.68	$2.55
Class Z	.36%
Actual		$1,000.00	$920.50	$1.74
Hypothetical-C		$1,000.00	$1,023.39	$1.84

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $9,880,852, or, if subsequently determined to be different, the net capital gain of such year.

A total of 16.92% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $562,024,313 of distributions paid in the calendar year 2021 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund designates $717,338,195 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

TBD-ANN-1022
1.789692.120

Fidelity® Total Bond K6 Fund

Annual Report

August 31, 2022

Contents

Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2022 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended August 31, 2022	Past 1 year	Past 5 years	Life of fundA
Fidelity® Total Bond K6 Fund	(11.07)%	1.38%	1.57%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Total Bond K6 Fund on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg U.S. Aggregate Bond Index performed over the same period.

12,500
12,000
11,500
11,000
10,500
$10,000
2017
2018
2019
2020
2021
2022

Period Ending Values
$10,854	Fidelity® Total Bond K6 Fund
$10,420	Bloomberg U.S. Aggregate Bond Index

Management's Discussion of Fund Performance

Market Recap:  U.S. taxable investment-grade bonds notably declined for the 12 months ending August 31, 2022, as the U.S. Federal Reserve took aggressive action to stymie high inflation. The Bloomberg U.S. Aggregate Bond Index returned -11.52% for the period. In late 2021, bond yields rose when the Fed pivoted from an “easy” to a “tight” monetary stance. Its first step was to cease its purchases of bonds, part of a quantitative easing program to support the U.S. economy that began in 2008. In the first half of 2022, the Fed took more aggressive steps to thwart inflation. The central bank raised the federal funds target rate by 25 basis points (0.25%) in mid-March, 50 basis points in May and 75 basis points in June – its largest increase since 1994 – and said it was becoming more difficult to achieve a soft landing, in which the economy slows enough to bring down inflation while avoiding a recession. It also began to allow up to billions in Treasuries and mortgage bonds to mature every month without investing the proceeds. Despite another rate hike of 75 basis points in July, the index rose 2.44% for the month, only to reverse course (-2.83%) in August, when the Fed dashed hopes that it would soon “pivot” to an easier policy stance. For the full 12 months, shorter-term securities outpaced longer-term bonds, and higher-quality issues held up better than lower-rated bonds. Within the index, corporate bonds posted a return of -14.61%, trailing the -10.80% result for U.S. Treasuries. Outside the index, U.S. corporate high-yield bonds returned -10.43%, while U.S. Treasury Inflation-Protected Securities had a return of -5.98%.

Comments from Co=Portfolio Managers Ford O’Neil and Celso Munoz:   For the fiscal year ending August 31, 2022, the fund returned -11.07%, net of fees, slightly trailing the -11.52% result of the benchmark Bloomberg U.S. Aggregate Bond Index. The fund had a shorter duration (less interest-rate sensitivity), which boosted relative performance as interest rates rose. Underweighting mortgage-backed securities also aided the fund’s relative return, as did non-index exposure to Treasury Inflation-Protected Securities (TIPS), which we owned early in the period. In contrast, allocations to “plus” sectors – including high-yield bonds, leveraged loans and emerging markets debt – detracted, given that these segments underperformed the benchmark in an environment that favored higher-quality sectors. Likewise, among investment-grade holdings, overweighting BBB-rated corporate bonds detracted, as these lower-quality securities lagged high-quality corporate bonds. Overweighting asset-backed securities, including collateralized loan obligations (CLOs) and commercial mortgage-backed securities, also hindered the relative result. A stake in international credit was another performance headwind.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On October 1, 2021, Lisa Easterbrook assumed co-management responsibilities for the fund’s International Investment Grade subportfolio.

On June 1, 2022, Sean Corcoran assumed co-management responsibilities for the fund.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of August 31, 2022
U.S. Government and U.S. Government Agency Obligations	42.3%
AAA	6.3%
AA	1.3%
A	8.1%
BBB	20.6%
BB and Below	17.0%
Not Rated	2.3%
Equities	0.1%
Short-Term Investments and Net Other Assets	2.0%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of August 31, 2022*
Corporate Bonds	37.0%
U.S. Government and U.S. Government Agency Obligations	42.3%
Asset-Backed Securities	5.7%
CMOs and Other Mortgage Related Securities	4.1%
Municipal Bonds	0.2%
Stocks	0.1%
Other Investments	8.6%
Short-Term Investments and Net Other Assets (Liabilities)	2.0%

 * Futures and Swaps – 2.3%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Geographic Diversification (% of fund's net assets)

As of August 31, 2022
United States of America*	84.1%
Cayman Islands	4.9%
United Kingdom	1.4%
Mexico	1.1%
Canada	1.0%
Switzerland	0.9%
Ireland	0.7%
Luxembourg	0.7%
France	0.7%
Other	4.5%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Schedule of Investments August 31, 2022

Showing Percentage of Net Assets

Nonconvertible Bonds - 28.2%
	Principal Amount	Value
COMMUNICATION SERVICES - 2.2%
Diversified Telecommunication Services - 0.5%
AT&T, Inc.:
2.55% 12/1/33	$339,000	$270,104
3.8% 12/1/57	4,105,000	3,107,359
4.3% 2/15/30	559,000	536,186
5.15% 11/15/46	1,000,000	965,996
Verizon Communications, Inc.:
2.1% 3/22/28	1,151,000	1,017,220
2.55% 3/21/31	1,065,000	900,142
3% 3/22/27	263,000	248,772
4.862% 8/21/46	1,250,000	1,215,412
5.012% 4/15/49	16,000	15,883
		8,277,074
Entertainment - 0.1%
The Walt Disney Co. 3.8% 3/22/30	2,050,000	1,981,631
Media - 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.4% 4/1/33	1,526,000	1,349,003
4.908% 7/23/25	945,000	941,761
5.25% 4/1/53	2,499,000	2,090,641
5.375% 5/1/47	2,000,000	1,704,576
5.5% 4/1/63	2,499,000	2,091,046
5.75% 4/1/48	861,000	766,114
Comcast Corp. 6.45% 3/15/37	365,000	421,061
Discovery Communications LLC:
3.625% 5/15/30	708,000	620,287
4.65% 5/15/50	1,913,000	1,453,294
Fox Corp.:
4.03% 1/25/24	216,000	215,441
4.709% 1/25/29	312,000	308,771
5.476% 1/25/39	308,000	302,776
Magallanes, Inc.:
3.428% 3/15/24 (a)	909,000	888,593
3.638% 3/15/25 (a)	498,000	480,827
3.755% 3/15/27 (a)	973,000	908,861
4.054% 3/15/29 (a)	337,000	306,870
4.279% 3/15/32 (a)	3,816,000	3,325,010
5.05% 3/15/42 (a)	738,000	603,324
5.141% 3/15/52 (a)	1,091,000	873,233
Time Warner Cable LLC:
6.75% 6/15/39	545,000	529,897
7.3% 7/1/38	2,420,000	2,486,057
		22,667,443
Wireless Telecommunication Services - 0.4%
Millicom International Cellular SA 6.25% 3/25/29 (a)	1,440,000	1,365,570
Rogers Communications, Inc.:
3.2% 3/15/27 (a)	1,051,000	999,956
3.8% 3/15/32 (a)	917,000	836,951
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,250,000	1,198,626
3.875% 4/15/30	2,100,000	1,940,876
4.375% 4/15/40	269,000	237,274
4.5% 4/15/50	528,000	460,738
		7,039,991

TOTAL COMMUNICATION SERVICES		39,966,139

CONSUMER DISCRETIONARY - 0.5%
Automobiles - 0.1%
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (a)	1,017,000	1,011,628
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
3.5% 7/1/27	353,000	342,677
3.6% 7/1/30	419,000	397,265
		739,942
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24	890,000	867,650
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	156,000	146,023
AutoZone, Inc.:
3.625% 4/15/25	239,000	235,326
4% 4/15/30	1,110,000	1,053,663
Lowe's Companies, Inc.:
3.35% 4/1/27	149,000	143,622
3.75% 4/1/32	459,000	422,703
4.25% 4/1/52	1,870,000	1,592,656
4.45% 4/1/62	2,116,000	1,786,978
4.5% 4/15/30	798,000	786,384
O'Reilly Automotive, Inc. 4.2% 4/1/30	246,000	236,518
		6,403,873

TOTAL CONSUMER DISCRETIONARY		9,023,093

CONSUMER STAPLES - 2.0%
Beverages - 1.0%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,133,000	2,063,651
4.9% 2/1/46	4,500,000	4,272,111
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	900,000	846,005
4.35% 6/1/40	720,000	654,928
4.5% 6/1/50	1,000,000	906,692
4.75% 4/15/58	613,000	559,363
5.45% 1/23/39	800,000	824,661
5.55% 1/23/49	1,824,000	1,896,436
5.8% 1/23/59 (Reg. S)	1,933,000	2,061,651
Molson Coors Beverage Co. 5% 5/1/42	2,945,000	2,731,238
The Coca-Cola Co.:
3.375% 3/25/27	1,279,000	1,263,825
3.45% 3/25/30	713,000	686,307
		18,766,868
Food & Staples Retailing - 0.1%
Sysco Corp.:
5.95% 4/1/30	471,000	506,617
6.6% 4/1/50	710,000	823,093
		1,329,710
Food Products - 0.4%
JBS U.S.A. Lux SA / JBS Food Co.:
2.5% 1/15/27 (a)	1,945,000	1,745,462
3% 5/15/32 (a)	1,955,000	1,615,377
3.625% 1/15/32 (a)	353,000	305,140
5.125% 2/1/28 (a)	735,000	734,081
5.5% 1/15/30 (a)	342,000	342,000
5.75% 4/1/33 (a)	1,515,000	1,509,198
6.5% 4/15/29 (a)	320,000	331,971
		6,583,229
Tobacco - 0.5%
Altria Group, Inc.:
3.875% 9/16/46	1,521,000	1,054,808
4.25% 8/9/42	932,000	698,390
4.5% 5/2/43	632,000	480,727
4.8% 2/14/29	173,000	167,524
5.375% 1/31/44	1,137,000	1,003,779
5.95% 2/14/49	600,000	538,509
BAT Capital Corp.:
4.7% 4/2/27	1,252,000	1,218,246
4.906% 4/2/30	1,500,000	1,412,632
5.282% 4/2/50	1,500,000	1,208,331
Imperial Tobacco Finance PLC:
4.25% 7/21/25 (a)	1,564,000	1,530,452
6.125% 7/27/27 (a)	764,000	775,543
Reynolds American, Inc. 7.25% 6/15/37	75,000	77,076
		10,166,017

TOTAL CONSUMER STAPLES		36,845,824

ENERGY - 4.0%
Oil, Gas & Consumable Fuels - 4.0%
Canadian Natural Resources Ltd.:
2.05% 7/15/25	5,400,000	5,027,456
3.85% 6/1/27	2,700,000	2,577,391
3.9% 2/1/25	525,000	516,460
5.85% 2/1/35	525,000	522,848
Cenovus Energy, Inc.:
3.75% 2/15/52	210,000	162,193
4.25% 4/15/27	1,203,000	1,184,973
5.4% 6/15/47	244,000	236,443
6.75% 11/15/39	450,000	491,918
Columbia Pipeline Group, Inc.:
4.5% 6/1/25	25,000	24,898
5.8% 6/1/45	10,000	10,361
DCP Midstream Operating LP:
3.875% 3/15/23	520,000	518,700
5.85% 5/21/43 (a)(b)	2,820,000	2,747,808
Enbridge, Inc. 4.25% 12/1/26	525,000	516,769
Energy Transfer LP:
3.75% 5/15/30	481,000	432,278
4.2% 9/15/23	145,000	144,696
4.25% 3/15/23	195,000	195,077
4.5% 4/15/24	215,000	214,225
4.95% 6/15/28	494,000	485,532
5% 5/15/50	1,804,000	1,548,176
5.25% 4/15/29	350,000	341,235
5.4% 10/1/47	1,023,000	911,382
5.8% 6/15/38	275,000	257,519
6% 6/15/48	1,279,000	1,215,583
6.25% 4/15/49	241,000	236,148
Exxon Mobil Corp. 3.482% 3/19/30	3,150,000	3,014,693
Hess Corp.:
4.3% 4/1/27	1,146,000	1,118,863
5.6% 2/15/41	549,000	529,674
5.8% 4/1/47	874,000	867,357
7.125% 3/15/33	201,000	222,720
7.3% 8/15/31	2,102,000	2,348,440
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	362,000	361,185
6.55% 9/15/40	1,365,000	1,414,023
Kinder Morgan, Inc. 5.55% 6/1/45	415,000	403,656
MPLX LP:
4.5% 7/15/23	274,000	275,000
4.8% 2/15/29	175,000	170,833
4.875% 12/1/24	272,000	274,457
4.95% 9/1/32	1,463,000	1,417,466
5.5% 2/15/49	525,000	499,847
Occidental Petroleum Corp.:
5.55% 3/15/26	831,000	851,139
6.2% 3/15/40	700,000	710,500
6.45% 9/15/36	600,000	641,214
6.6% 3/15/46	807,000	888,261
7.5% 5/1/31	927,000	1,044,168
Ovintiv, Inc.:
5.15% 11/15/41	1,916,000	1,800,388
6.625% 8/15/37	350,000	359,328
7.375% 11/1/31	435,000	474,179
8.125% 9/15/30	1,083,000	1,203,705
Petroleos Mexicanos:
5.95% 1/28/31	3,510,000	2,626,358
6.35% 2/12/48	3,548,000	2,139,799
6.49% 1/23/27	570,000	505,020
6.5% 3/13/27	20,000	17,616
6.75% 9/21/47	5,720,000	3,591,588
6.84% 1/23/30	6,742,000	5,461,020
6.95% 1/28/60	989,000	615,653
7.69% 1/23/50	2,090,000	1,426,425
Phillips 66 Co.:
3.7% 4/6/23	97,000	96,985
3.85% 4/9/25	125,000	123,959
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	4,767,000	4,172,271
3.6% 11/1/24	266,000	259,658
Sabine Pass Liquefaction LLC 4.5% 5/15/30	1,622,000	1,552,792
The Williams Companies, Inc.:
3.5% 11/15/30	1,727,000	1,553,535
3.7% 1/15/23	2,000,000	2,000,912
4.3% 3/4/24	2,000,000	2,000,575
4.55% 6/24/24	70,000	70,153
4.65% 8/15/32	1,526,000	1,471,137
5.3% 8/15/52	346,000	333,150
5.75% 6/24/44	35,000	35,331
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	207,000	185,027
Valero Energy Corp. 2.85% 4/15/25	48,000	46,472
Western Gas Partners LP:
3.95% 6/1/25	174,000	166,236
4.5% 3/1/28	200,000	185,650
4.65% 7/1/26	138,000	131,330
4.75% 8/15/28	168,000	158,150
		72,337,967
FINANCIALS - 13.6%
Banks - 5.6%
Bank of America Corp.:
2.299% 7/21/32 (b)	1,880,000	1,500,712
3.5% 4/19/26	2,630,000	2,559,225
3.705% 4/24/28 (b)	528,000	501,552
4.376% 4/27/28 (b)	10,000,000	9,747,072
4.45% 3/3/26	245,000	244,004
5.015% 7/22/33 (b)	9,817,000	9,725,370
Barclays PLC:
2.852% 5/7/26 (b)	1,652,000	1,546,640
4.375% 1/12/26	900,000	882,152
5.088% 6/20/30 (b)	1,421,000	1,326,534
5.2% 5/12/26	1,318,000	1,307,922
BNP Paribas SA 2.219% 6/9/26 (a)(b)	1,520,000	1,401,107
Citigroup, Inc.:
3.352% 4/24/25 (b)	953,000	933,983
4.3% 11/20/26	6,314,000	6,225,057
4.4% 6/10/25	2,266,000	2,256,105
4.412% 3/31/31 (b)	2,221,000	2,119,391
4.45% 9/29/27	4,372,000	4,262,591
4.91% 5/24/33 (b)	624,000	610,411
5.5% 9/13/25	566,000	580,655
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	517,000	451,245
First Citizens Bank & Trust Co.:
3.929% 6/19/24 (b)	270,000	267,378
6.125% 3/9/28	210,000	216,589
HSBC Holdings PLC 4.95% 3/31/30	298,000	289,116
Intesa Sanpaolo SpA:
4.198% 6/1/32 (a)(b)	242,000	176,085
5.017% 6/26/24 (a)	200,000	191,331
5.71% 1/15/26 (a)	3,773,000	3,539,083
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	880,000	754,246
3.797% 7/23/24 (b)	35,000	34,803
3.882% 7/24/38 (b)	1,000,000	878,556
4.323% 4/26/28 (b)	5,000,000	4,884,330
4.452% 12/5/29 (b)	5,500,000	5,298,452
4.493% 3/24/31 (b)	3,000,000	2,914,969
4.586% 4/26/33 (b)	2,682,000	2,582,498
4.912% 7/25/33 (b)	6,834,000	6,758,155
NatWest Group PLC:
3.073% 5/22/28 (b)	951,000	859,122
5.125% 5/28/24	1,000,000	1,000,171
NatWest Markets PLC 2.375% 5/21/23 (a)	1,767,000	1,743,474
Rabobank Nederland 4.375% 8/4/25	500,000	491,636
Societe Generale:
1.038% 6/18/25 (a)(b)	3,800,000	3,544,219
1.488% 12/14/26 (a)(b)	1,953,000	1,701,972
Synchrony Bank:
5.4% 8/22/25	1,384,000	1,381,894
5.625% 8/23/27	1,253,000	1,242,983
Wells Fargo & Co.:
2.406% 10/30/25 (b)	927,000	885,768
3.526% 3/24/28 (b)	2,047,000	1,933,750
4.478% 4/4/31 (b)	3,026,000	2,910,134
4.897% 7/25/33 (b)	4,711,000	4,635,446
5.013% 4/4/51 (b)	2,880,000	2,812,784
Westpac Banking Corp. 4.11% 7/24/34 (b)	744,000	669,220
		102,779,892
Capital Markets - 3.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	390,000	390,325
Ares Capital Corp.:
3.875% 1/15/26	2,603,000	2,448,029
4.2% 6/10/24	1,716,000	1,700,620
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	2,086,000	1,930,025
3.75% 3/26/25	1,200,000	1,146,644
3.8% 6/9/23	1,250,000	1,243,843
3.869% 1/12/29 (a)(b)	1,570,000	1,360,012
4.194% 4/1/31 (a)(b)	2,010,000	1,688,847
4.207% 6/12/24 (a)(b)	500,000	492,156
4.55% 4/17/26	388,000	371,919
6.537% 8/12/33 (a)(b)	5,000,000	4,774,487
Deutsche Bank AG 4.5% 4/1/25	3,804,000	3,680,710
Deutsche Bank AG New York Branch:
4.1% 1/13/26	1,100,000	1,073,543
5.882% 7/8/31 (b)	5,000,000	4,353,090
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	1,922,000	1,555,819
3.102% 2/24/33 (b)	1,472,000	1,252,289
3.2% 2/23/23	3,000,000	2,994,577
3.691% 6/5/28 (b)	4,660,000	4,404,899
3.75% 5/22/25	525,000	515,692
3.8% 3/15/30	3,630,000	3,347,286
3.814% 4/23/29 (b)	1,025,000	959,151
4.017% 10/31/38 (b)	1,000,000	871,664
4.223% 5/1/29 (b)	2,500,000	2,390,415
6.75% 10/1/37	278,000	308,142
Moody's Corp.:
3.25% 1/15/28	10,000	9,419
3.75% 3/24/25	1,044,000	1,033,948
4.875% 2/15/24	9,000	9,102
Morgan Stanley:
3.125% 7/27/26	2,621,000	2,497,070
3.622% 4/1/31 (b)	2,099,000	1,923,301
3.737% 4/24/24 (b)	2,500,000	2,489,008
4.431% 1/23/30 (b)	2,242,000	2,184,020
4.889% 7/20/33 (b)	4,447,000	4,426,807
5% 11/24/25	5,722,000	5,811,118
UBS Group AG:
1.494% 8/10/27 (a)(b)	1,190,000	1,033,534
4.125% 9/24/25 (a)	500,000	494,549
		67,166,060
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	2,378,000	2,200,387
2.45% 10/29/26	868,000	765,362
2.875% 8/14/24	1,196,000	1,142,475
3% 10/29/28	909,000	772,758
3.3% 1/30/32	972,000	784,435
4.125% 7/3/23	512,000	510,740
4.45% 4/3/26	561,000	539,066
4.875% 1/16/24	843,000	838,953
6.5% 7/15/25	731,000	748,525
Ally Financial, Inc.:
1.45% 10/2/23	462,000	447,999
3.05% 6/5/23	1,940,000	1,925,331
4.75% 6/9/27	2,500,000	2,438,743
5.125% 9/30/24	465,000	470,866
5.75% 11/20/25	1,560,000	1,576,754
5.8% 5/1/25	1,072,000	1,096,592
8% 11/1/31	549,000	610,921
Capital One Financial Corp.:
2.6% 5/11/23	1,522,000	1,510,832
2.636% 3/3/26 (b)	1,062,000	1,006,468
3.273% 3/1/30 (b)	1,358,000	1,195,140
3.65% 5/11/27	2,746,000	2,624,922
3.8% 1/31/28	877,000	828,675
4.927% 5/10/28 (b)	2,786,000	2,754,988
4.985% 7/24/26 (b)	1,448,000	1,445,971
5.247% 7/26/30 (b)	2,210,000	2,174,077
Discover Financial Services:
3.95% 11/6/24	4,380,000	4,335,777
4.1% 2/9/27	284,000	272,637
4.5% 1/30/26	803,000	786,436
Ford Motor Credit Co. LLC:
4.063% 11/1/24	4,206,000	4,082,890
5.584% 3/18/24	1,113,000	1,107,659
Synchrony Financial:
3.95% 12/1/27	3,042,000	2,765,516
4.375% 3/19/24	1,056,000	1,051,558
5.15% 3/19/29	1,958,000	1,862,213
Toyota Motor Credit Corp. 2.9% 3/30/23	1,619,000	1,613,486
		48,289,152
Diversified Financial Services - 0.9%
Blackstone Private Credit Fund 4.7% 3/24/25	3,937,000	3,809,758
Brixmor Operating Partnership LP:
3.85% 2/1/25	2,100,000	2,047,711
4.05% 7/1/30	1,055,000	937,776
4.125% 5/15/29	1,000,000	920,470
Equitable Holdings, Inc. 3.9% 4/20/23	72,000	72,087
Jackson Financial, Inc.:
5.17% 6/8/27	682,000	673,258
5.67% 6/8/32	861,000	835,823
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	5,175,000	5,110,109
Pine Street Trust I 4.572% 2/15/29 (a)	1,030,000	982,497
Pine Street Trust II 5.568% 2/15/49 (a)	1,000,000	967,550
		16,357,039
Insurance - 0.8%
AIA Group Ltd. 3.375% 4/7/30 (a)	1,502,000	1,393,098
American International Group, Inc. 2.5% 6/30/25	2,900,000	2,764,515
Five Corners Funding Trust II 2.85% 5/15/30 (a)	2,287,000	1,982,847
Marsh & McLennan Companies, Inc. 4.375% 3/15/29	678,000	673,871
Pacific LifeCorp 5.125% 1/30/43 (a)	950,000	912,769
Pricoa Global Funding I 5.375% 5/15/45 (b)	1,045,000	1,026,945
SunAmerica, Inc.:
3.5% 4/4/25 (a)	445,000	428,571
3.65% 4/5/27 (a)	1,551,000	1,458,264
3.85% 4/5/29 (a)	623,000	573,410
3.9% 4/5/32 (a)	741,000	665,627
4.35% 4/5/42 (a)	169,000	143,276
4.4% 4/5/52 (a)	498,000	415,432
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	400,000	380,000
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	80,000	79,067
Unum Group:
3.875% 11/5/25	50,000	48,828
4% 6/15/29	852,000	790,828
		13,737,348

TOTAL FINANCIALS		248,329,491

HEALTH CARE - 1.2%
Health Care Providers & Services - 0.8%
Centene Corp.:
2.45% 7/15/28	1,670,000	1,408,461
2.625% 8/1/31	800,000	640,048
3.375% 2/15/30	815,000	698,863
4.25% 12/15/27	880,000	835,701
4.625% 12/15/29	1,370,000	1,290,595
Cigna Corp.:
3.05% 10/15/27	500,000	466,512
4.375% 10/15/28	884,000	870,549
4.8% 8/15/38	550,000	530,132
CVS Health Corp.:
3% 8/15/26	125,000	120,210
3.625% 4/1/27	375,000	364,703
4.78% 3/25/38	2,092,000	1,988,565
HCA Holdings, Inc.:
3.5% 9/1/30	709,000	618,704
3.625% 3/15/32 (a)	195,000	168,478
5.625% 9/1/28	1,054,000	1,059,360
5.875% 2/1/29	981,000	999,953
Humana, Inc. 3.7% 3/23/29	585,000	552,396
Sabra Health Care LP 3.2% 12/1/31	1,971,000	1,567,238
Toledo Hospital 5.325% 11/15/28	319,000	208,556
		14,389,024
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	3,209,000	3,156,503
Elanco Animal Health, Inc.:
5.772% 8/28/23 (b)	459,000	458,220
6.4% 8/28/28 (b)	194,000	180,420
Mylan NV 4.55% 4/15/28	450,000	422,448
Utah Acquisition Sub, Inc. 3.95% 6/15/26	1,370,000	1,287,449
Viatris, Inc.:
1.65% 6/22/25	197,000	179,567
2.7% 6/22/30	1,003,000	790,019
3.85% 6/22/40	437,000	303,590
		6,778,216

TOTAL HEALTH CARE		21,167,240

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.8% 10/7/24 (a)	1,040,000	1,026,189
The Boeing Co.:
5.04% 5/1/27	723,000	720,825
5.15% 5/1/30	723,000	711,584
5.705% 5/1/40	720,000	686,736
5.805% 5/1/50	700,000	671,390
5.93% 5/1/60	720,000	687,585
		4,504,309
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.25% 1/15/23	259,000	257,090
3.375% 7/1/25	1,294,000	1,228,795
3.875% 7/3/23	877,000	874,067
4.25% 2/1/24	977,000	974,445
		3,334,397
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	380,000	362,841
4.25% 4/15/26 (a)	290,000	267,279
4.375% 5/1/26 (a)	880,000	813,490
5.25% 5/15/24 (a)	730,000	715,703
		2,159,313

TOTAL INDUSTRIALS		9,998,019

INFORMATION TECHNOLOGY - 0.9%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23	214,000	216,190
5.85% 7/15/25	263,000	272,322
6.02% 6/15/26	258,000	267,972
6.1% 7/15/27	483,000	507,880
6.2% 7/15/30	418,000	434,353
		1,698,717
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (a)	351,000	301,060
2.45% 2/15/31 (a)	3,421,000	2,727,745
2.6% 2/15/33 (a)	3,032,000	2,331,434
3.5% 2/15/41 (a)	2,410,000	1,807,877
3.75% 2/15/51 (a)	1,131,000	829,128
		7,997,244
Software - 0.3%
Oracle Corp.:
1.65% 3/25/26	1,241,000	1,119,098
2.3% 3/25/28	1,961,000	1,704,430
2.8% 4/1/27	1,423,000	1,302,626
2.875% 3/25/31	2,460,000	2,039,266
		6,165,420

TOTAL INFORMATION TECHNOLOGY		15,861,381

MATERIALS - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 5.125% 4/1/25 (a)	1,206,000	1,233,492
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.6%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	857,000	852,070
American Homes 4 Rent LP:
2.375% 7/15/31	153,000	122,785
3.625% 4/15/32	681,000	594,371
Boston Properties, Inc.:
3.25% 1/30/31	792,000	682,185
4.5% 12/1/28	605,000	588,807
Corporate Office Properties LP:
2.25% 3/15/26	348,000	311,916
2.75% 4/15/31	235,000	184,553
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	260,000	224,044
3.5% 8/1/26	270,000	257,532
Healthpeak Properties, Inc.:
3.25% 7/15/26	113,000	108,550
3.5% 7/15/29	129,000	118,663
Hudson Pacific Properties LP 4.65% 4/1/29	1,473,000	1,382,843
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,026,000	922,330
Kite Realty Group Trust 4.75% 9/15/30	79,000	71,730
LXP Industrial Trust (REIT) 2.7% 9/15/30	387,000	312,224
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,242,000	943,190
3.375% 2/1/31	701,000	571,000
3.625% 10/1/29	1,155,000	987,248
4.375% 8/1/23	343,000	340,775
4.75% 1/15/28	3,349,000	3,202,922
4.95% 4/1/24	2,400,000	2,406,238
Piedmont Operating Partnership LP 2.75% 4/1/32	297,000	226,194
Realty Income Corp.:
2.2% 6/15/28	172,000	150,957
2.85% 12/15/32	211,000	180,917
3.25% 1/15/31	213,000	190,937
3.4% 1/15/28	320,000	300,193
Simon Property Group LP 2.45% 9/13/29	333,000	287,419
Store Capital Corp.:
2.75% 11/18/30	424,000	344,160
4.625% 3/15/29	315,000	304,479
Sun Communities Operating LP:
2.3% 11/1/28	341,000	287,916
2.7% 7/15/31	880,000	708,423
Ventas Realty LP:
3% 1/15/30	1,531,000	1,332,574
3.5% 2/1/25	1,265,000	1,234,643
4% 3/1/28	218,000	207,509
4.75% 11/15/30	2,100,000	2,036,216
VICI Properties LP:
4.375% 5/15/25	176,000	171,859
4.75% 2/15/28	1,390,000	1,333,855
4.95% 2/15/30	2,092,000	2,008,573
5.125% 5/15/32	420,000	400,247
Vornado Realty LP 2.15% 6/1/26	374,000	329,172
WP Carey, Inc.:
3.85% 7/15/29	246,000	228,134
4% 2/1/25	489,000	484,206
4.6% 4/1/24	1,250,000	1,253,528
		29,188,087
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
3.95% 2/15/23	560,000	559,766
3.95% 11/15/27	421,000	388,047
4.1% 10/1/24	995,000	976,188
4.55% 10/1/29	260,000	244,713
CBRE Group, Inc. 2.5% 4/1/31	1,070,000	858,901
Tanger Properties LP:
2.75% 9/1/31	897,000	682,167
3.125% 9/1/26	2,775,000	2,576,863
		6,286,645

TOTAL REAL ESTATE		35,474,732

UTILITIES - 1.3%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	1,447,000	1,316,535
Cleco Corporate Holdings LLC:
3.375% 9/15/29	2,173,000	1,923,898
3.743% 5/1/26	1,337,000	1,281,372
Duke Energy Corp. 2.45% 6/1/30	565,000	476,953
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	276,000	225,190
2.775% 1/7/32 (a)	935,000	762,418
Edison International 5.75% 6/15/27	2,985,000	3,024,515
Entergy Corp. 2.8% 6/15/30	580,000	496,447
Exelon Corp.:
2.75% 3/15/27 (a)	320,000	298,958
3.35% 3/15/32 (a)	389,000	348,900
4.05% 4/15/30	365,000	351,023
4.1% 3/15/52 (a)	288,000	249,024
FirstEnergy Corp. 7.375% 11/15/31	1,805,000	2,118,321
IPALCO Enterprises, Inc. 3.7% 9/1/24	172,000	169,662
		13,043,216
Independent Power and Renewable Electricity Producers - 0.3%
The AES Corp.:
3.3% 7/15/25 (a)	3,530,000	3,348,205
3.95% 7/15/30 (a)	1,523,000	1,391,261
		4,739,466
Multi-Utilities - 0.3%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	2,556,000	2,559,399
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	165,000	154,908
NiSource, Inc. 2.95% 9/1/29	1,708,000	1,519,916
Puget Energy, Inc.:
4.1% 6/15/30	683,000	629,168
4.224% 3/15/32	1,329,000	1,224,385
		6,087,776

TOTAL UTILITIES		23,870,458

TOTAL NONCONVERTIBLE BONDS
(Cost $555,825,889)		514,107,836

U.S. Treasury Obligations - 29.6%
U.S. Treasury Bonds:
1.125% 5/15/40	$8,834,000	$6,012,641
1.75% 8/15/41	11,769,000	8,743,999
1.875% 11/15/51	34,881,000	25,400,453
2% 11/15/41	11,460,200	8,902,248
2% 8/15/51	74,158,000	55,711,198
2.25% 2/15/52	24,090,000	19,241,888
2.375% 2/15/42	180,700	149,445
2.875% 5/15/52	21,453,600	19,770,833
3% 2/15/47	24,645,000	22,353,785
3.25% 5/15/42	10,703,600	10,238,662
3.375% 8/15/42	300,000	292,734
U.S. Treasury Notes:
0.75% 3/31/26	33,344,000	30,297,452
0.875% 9/30/26	50,421,700	45,550,885
1.25% 5/31/28	95,952,000	85,442,261
1.5% 1/31/27	32,740,000	30,210,324
1.75% 1/31/29	29,322,000	26,660,112
2.5% 3/31/27	40,000,000	38,515,625
2.625% 7/31/29	504,000	483,131
2.75% 4/30/27	700,000	681,324
2.75% 8/15/32 (c)	51,025,000	49,223,180
2.875% 4/30/29 (d)	5,411,700	5,262,455
2.875% 5/15/32	51,215,400	49,919,010
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $615,913,898)		539,063,645

U.S. Government Agency - Mortgage Securities - 13.6%
Fannie Mae - 3.6%
12 month U.S. LIBOR + 1.360% 1.931% 10/1/35 (b)(e)	3,078	3,120
12 month U.S. LIBOR + 1.440% 1.945% 4/1/37 (b)(e)	723	728
12 month U.S. LIBOR + 1.460% 1.854% 1/1/35 (b)(e)	5,551	5,612
12 month U.S. LIBOR + 1.480% 3.787% 7/1/34 (b)(e)	532	541
12 month U.S. LIBOR + 1.550% 3.181% 5/1/44 (b)(e)	786	797
12 month U.S. LIBOR + 1.550% 3.803% 6/1/36 (b)(e)	1,840	1,886
12 month U.S. LIBOR + 1.560% 2.065% 3/1/37 (b)(e)	5,743	5,805
12 month U.S. LIBOR + 1.570% 2.139% 4/1/44 (b)(e)	2,529	2,553
12 month U.S. LIBOR + 1.570% 3.32% 5/1/44 (b)(e)	23	24
12 month U.S. LIBOR + 1.580% 1.83% 1/1/44 (b)(e)	1,170	1,183
12 month U.S. LIBOR + 1.580% 2.08% 4/1/44 (b)(e)	837	844
12 month U.S. LIBOR + 1.620% 2.245% 3/1/33 (b)(e)	7,237	7,317
12 month U.S. LIBOR + 1.620% 2.553% 5/1/35 (b)(e)	1,486	1,516
12 month U.S. LIBOR + 1.630% 1.815% 9/1/36 (b)(e)	702	717
12 month U.S. LIBOR + 1.630% 2.884% 11/1/36 (b)(e)	2,604	2,648
12 month U.S. LIBOR + 1.640% 1.895% 6/1/47 (b)(e)	7,705	7,895
12 month U.S. LIBOR + 1.640% 3.274% 5/1/36 (b)(e)	1,271	1,296
12 month U.S. LIBOR + 1.680% 2.704% 7/1/43 (b)(e)	13,963	14,238
12 month U.S. LIBOR + 1.700% 3.184% 6/1/42 (b)(e)	9,569	9,772
12 month U.S. LIBOR + 1.730% 2.012% 3/1/40 (b)(e)	5,735	5,834
12 month U.S. LIBOR + 1.730% 3.441% 5/1/36 (b)(e)	2,896	2,966
12 month U.S. LIBOR + 1.750% 2.434% 7/1/35 (b)(e)	4,561	4,624
12 month U.S. LIBOR + 1.750% 2.579% 8/1/41 (b)(e)	2,185	2,242
12 month U.S. LIBOR + 1.770% 2.071% 2/1/37 (b)(e)	19,182	19,505
12 month U.S. LIBOR + 1.800% 2.054% 1/1/42 (b)(e)	27,797	28,270
12 month U.S. LIBOR + 1.800% 2.498% 12/1/40 (b)(e)	45,235	46,304
12 month U.S. LIBOR + 1.800% 4.05% 7/1/41 (b)(e)	5,945	6,086
12 month U.S. LIBOR + 1.810% 2.06% 12/1/39 (b)(e)	1,230	1,250
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(e)	3,202	3,288
12 month U.S. LIBOR + 1.810% 2.304% 2/1/42 (b)(e)	16,413	16,682
12 month U.S. LIBOR + 1.810% 4.008% 7/1/41 (b)(e)	7,076	7,266
12 month U.S. LIBOR + 1.820% 2.293% 2/1/35 (b)(e)	2,050	2,079
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(e)	3,102	3,123
12 month U.S. LIBOR + 1.850% 2.429% 4/1/36 (b)(e)	10,010	10,171
12 month U.S. LIBOR + 1.890% 3.084% 8/1/35 (b)(e)	10,776	11,005
12 month U.S. LIBOR + 1.950% 3.771% 7/1/37 (b)(e)	2,269	2,334
6 month U.S. LIBOR + 1.500% 2.736% 1/1/35 (b)(e)	2,396	2,436
6 month U.S. LIBOR + 1.510% 3.523% 2/1/33 (b)(e)	200	205
6 month U.S. LIBOR + 1.530% 2.258% 12/1/34 (b)(e)	572	581
6 month U.S. LIBOR + 1.550% 2.278% 9/1/33 (b)(e)	15,086	15,460
6 month U.S. LIBOR + 1.960% 2.434% 9/1/35 (b)(e)	321	330
U.S. TREASURY 1 YEAR INDEX + 2.180% 2.548% 7/1/36 (b)(e)	1,501	1,531
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (b)(e)	637	652
U.S. TREASURY 1 YEAR INDEX + 2.270% 2.395% 6/1/36 (b)(e)	1,773	1,828
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (b)(e)	1,308	1,349
U.S. TREASURY 1 YEAR INDEX + 2.460% 3.147% 7/1/34 (b)(e)	2,018	2,078
1.5% 11/1/40 to 10/1/51	2,178,577	1,839,118
2% 10/1/35 to 3/1/52	15,820,386	13,753,097
2.5% 5/1/31 to 3/1/52	20,538,995	18,621,527
3% 8/1/32 to 2/1/52	17,449,772	16,388,553
3.5% 5/1/36 to 3/1/52	7,488,291	7,230,463
4% 3/1/36 to 4/1/49	3,923,034	3,899,048
4.5% to 4.5% 6/1/24 to 7/1/52	2,778,248	2,814,696
5% 3/1/23 to 2/1/49	570,691	589,652
5.258% 8/1/41 (b)	33,787	34,787
5.5% 12/1/23 to 8/1/25	1,375	1,383
6% to 6% 9/1/29 to 7/1/41	341,983	364,990
6.5% 12/1/23 to 8/1/36	256,632	275,590
6.645% 2/1/39 (b)	20,317	21,179
7% to 7% 4/1/23 to 6/1/32	7,319	7,808
7.5% 3/1/26 to 11/1/31	5,877	6,236

TOTAL FANNIE MAE		66,116,098

Freddie Mac - 2.1%
12 month U.S. LIBOR + 1.320% 1.575% 1/1/36 (b)(e)	3,924	3,919
12 month U.S. LIBOR + 1.370% 1.634% 3/1/36 (b)(e)	2,879	2,893
12 month U.S. LIBOR + 1.500% 1.824% 3/1/36 (b)(e)	1,673	1,683
12 month U.S. LIBOR + 1.600% 3.85% 7/1/35 (b)(e)	5,471	5,580
12 month U.S. LIBOR + 1.660% 2.04% 7/1/36 (b)(e)	10,639	10,707
12 month U.S. LIBOR + 1.750% 2% 12/1/40 (b)(e)	20,133	20,378
12 month U.S. LIBOR + 1.750% 2% 9/1/41 (b)(e)	55,186	56,282
12 month U.S. LIBOR + 1.750% 4% 7/1/41 (b)(e)	5,283	5,407
12 month U.S. LIBOR + 1.860% 3.239% 4/1/36 (b)(e)	1,124	1,146
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(e)	4,832	4,933
12 month U.S. LIBOR + 1.880% 2.13% 10/1/41 (b)(e)	36,349	37,077
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (b)(e)	1,199	1,221
12 month U.S. LIBOR + 1.900% 3.058% 10/1/42 (b)(e)	24,484	25,055
12 month U.S. LIBOR + 1.910% 3.219% 5/1/41 (b)(e)	9,598	9,779
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (b)(e)	9,851	10,071
12 month U.S. LIBOR + 1.910% 3.775% 6/1/41 (b)(e)	12,506	12,801
12 month U.S. LIBOR + 1.910% 4.16% 6/1/41 (b)(e)	3,179	3,263
12 month U.S. LIBOR + 2.020% 2.93% 4/1/38 (b)(e)	968	979
12 month U.S. LIBOR + 2.030% 2.158% 3/1/33 (b)(e)	43	44
12 month U.S. LIBOR + 2.040% 4.265% 7/1/36 (b)(e)	10,636	10,915
12 month U.S. LIBOR + 2.200% 2.45% 12/1/36 (b)(e)	2,209	2,249
6 month U.S. LIBOR + 1.580% 3.08% 12/1/35 (b)(e)	51	52
6 month U.S. LIBOR + 1.660% 2.165% 1/1/37 (b)(e)	2,569	2,611
6 month U.S. LIBOR + 1.660% 3.54% 7/1/35 (b)(e)	1,872	1,921
6 month U.S. LIBOR + 1.880% 2.534% 10/1/36 (b)(e)	21,356	21,778
6 month U.S. LIBOR + 1.990% 3% 10/1/35 (b)(e)	9,657	9,865
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (b)(e)	3,009	3,098
6 month U.S. LIBOR + 2.010% 2.76% 5/1/37 (b)(e)	3,201	3,295
6 month U.S. LIBOR + 2.020% 3.414% 6/1/37 (b)(e)	4,336	4,477
6 month U.S. LIBOR + 2.680% 3.655% 10/1/35 (b)(e)	1,733	1,800
U.S. TREASURY 1 YEAR INDEX + 2.030% 2.86% 6/1/33 (b)(e)	14,801	15,081
U.S. TREASURY 1 YEAR INDEX + 2.230% 3.069% 4/1/34 (b)(e)	4,465	4,571
U.S. TREASURY 1 YEAR INDEX + 2.260% 3.227% 6/1/33 (b)(e)	4,193	4,276
U.S. TREASURY 1 YEAR INDEX + 2.430% 2.981% 3/1/35 (b)(e)	8,330	8,571
U.S. TREASURY 1 YEAR INDEX + 2.540% 4.046% 7/1/35 (b)(e)	12,298	12,669
1.5% 12/1/40 to 3/1/51	1,546,954	1,277,676
2% 4/1/41 to 2/1/52	13,601,511	11,778,148
2.5% 1/1/31 to 1/1/52	10,298,502	9,311,733
3% 6/1/31 to 3/1/52	5,513,201	5,153,853
3.5% 3/1/32 to 3/1/52	5,913,648	5,748,648
3.5% 8/1/47	337,021	325,883
4% 1/1/36 to 2/1/50	3,467,014	3,452,693
4% 4/1/48	1,162	1,149
4.5% 7/1/25 to 10/1/48	1,044,844	1,065,613
5% 8/1/33 to 7/1/41	297,145	308,257
6% 1/1/24 to 12/1/37	37,446	39,403
6.5% 1/1/32 to 9/1/39	46,878	50,867
7% 8/1/26 to 9/1/36	13,753	14,901
7.5% 1/1/27	25	26
8% 7/1/24 to 8/1/30	195	212
8.5% 8/1/27	135	143

TOTAL FREDDIE MAC		38,849,652

Ginnie Mae - 3.0%
3.5% 11/20/41 to 5/20/50	1,589,550	1,551,472
4% 8/15/39 to 6/20/49	3,858,151	3,844,455
4.5% 6/20/33 to 6/20/41	754,825	768,187
5.5% 10/15/35 to 9/15/39	22,220	23,422
7% to 7% 4/15/28 to 8/15/32	6,089	6,495
7.5% to 7.5% 11/15/22 to 1/15/31	1,663	1,752
8% 12/15/23 to 7/15/27	371	380
8.5% 8/15/29 to 7/15/30	76	81
2% 9/1/52 (f)	4,800,000	4,240,881
2% 9/1/52 (f)	1,150,000	1,016,044
2% 9/1/52 (f)	1,150,000	1,016,044
2% 9/1/52 (f)	1,250,000	1,104,396
2% 9/1/52 (f)	1,250,000	1,104,396
2% 9/1/52 (f)	2,150,000	1,899,561
2% 9/1/52 (f)	1,200,000	1,060,220
2% 9/1/52 (f)	950,000	839,341
2% 9/1/52 (f)	750,000	662,638
2% 9/1/52 (f)	200,000	176,703
2% 10/1/52 (f)	4,500,000	3,974,947
2% 10/1/52 (f)	2,250,000	1,987,473
2% 10/1/52 (f)	1,550,000	1,369,148
2.5% 7/20/51 to 12/20/51	1,813,409	1,661,538
2.5% 9/1/52 (f)	2,300,000	2,097,131
2.5% 9/1/52 (f)	200,000	182,359
2.5% 9/1/52 (f)	2,400,000	2,188,311
2.5% 9/1/52 (f)	1,200,000	1,094,155
2.5% 9/1/52 (f)	1,200,000	1,094,155
2.5% 9/1/52 (f)	1,150,000	1,048,566
2.5% 9/1/52 (f)	1,250,000	1,139,745
2.5% 10/1/52 (f)	4,650,000	4,238,581
3% 5/15/42 to 10/20/51	3,234,713	3,054,971
3% 9/1/52 (f)	675,000	633,516
3% 9/1/52 (f)	900,000	844,688
3% 9/1/52 (f)	450,000	422,344
3% 9/1/52 (f)	700,000	656,979
3% 9/1/52 (f)	675,000	633,516
3% 9/1/52 (f)	800,000	750,833
3% 10/1/52 (f)	1,100,000	1,031,665
3% 10/1/52 (f)	650,000	609,621
3.5% 9/1/52 (f)	2,900,000	2,795,988
5% 9/20/33 to 4/20/48	425,493	442,169
5.47% 8/20/59 (b)(g)	171	161
6% 11/20/31 to 5/15/40	251,692	269,021
6.5% 3/20/31 to 9/15/34	769	823

TOTAL GINNIE MAE		53,538,872

Uniform Mortgage Backed Securities - 4.9%
1.5% 9/1/37 (f)	1,050,000	943,135
1.5% 9/1/37 (f)	2,150,000	1,931,181
1.5% 9/1/37 (f)	700,000	628,757
1.5% 10/1/37 (f)	1,250,000	1,122,926
1.5% 10/1/37 (f)	950,000	853,424
1.5% 9/1/52 (f)	4,000,000	3,277,205
1.5% 9/1/52 (f)	1,100,000	901,231
1.5% 9/1/52 (f)	400,000	327,720
1.5% 9/1/52 (f)	900,000	737,371
2% 9/1/37 (f)	4,750,000	4,376,903
2% 9/1/37 (f)	1,650,000	1,520,398
2% 9/1/37 (f)	1,900,000	1,750,761
2% 9/1/37 (f)	800,000	737,163
2% 9/1/37 (f)	500,000	460,727
2% 9/1/37 (f)	500,000	460,727
2% 9/1/37 (f)	500,000	460,727
2% 10/1/37 (f)	1,700,000	1,566,205
2% 10/1/37 (f)	850,000	783,102
2% 10/1/37 (f)	850,000	783,102
2% 9/1/52 (f)	3,000,000	2,581,642
2% 9/1/52 (f)	3,700,000	3,184,025
2% 9/1/52 (f)	4,800,000	4,130,627
2% 9/1/52 (f)	3,250,000	2,796,779
2% 9/1/52 (f)	3,350,000	2,882,833
2% 9/1/52 (f)	2,100,000	1,807,149
2% 9/1/52 (f)	1,250,000	1,075,684
2% 9/1/52 (f)	700,000	602,383
2% 9/1/52 (f)	1,300,000	1,118,711
2% 9/1/52 (f)	500,000	430,274
2% 9/1/52 (f)	700,000	602,383
2% 9/1/52 (f)	700,000	602,383
2% 9/1/52 (f)	100,000	86,055
2% 9/1/52 (f)	100,000	86,055
2% 9/1/52 (f)	100,000	86,055
2% 10/1/52 (f)	5,100,000	4,387,596
2% 10/1/52 (f)	3,150,000	2,709,986
2% 10/1/52 (f)	4,750,000	4,086,486
2.5% 9/1/37 (f)	250,000	236,406
2.5% 9/1/37 (f)	150,000	141,844
2.5% 9/1/37 (f)	150,000	141,844
2.5% 9/1/52 (f)	3,850,000	3,438,532
2.5% 9/1/52 (f)	4,000,000	3,572,501
2.5% 9/1/52 (f)	1,700,000	1,518,313
2.5% 9/1/52 (f)	1,200,000	1,071,750
2.5% 9/1/52 (f)	500,000	446,563
3% 9/1/52 (f)	1,900,000	1,758,243
3.5% 9/1/52 (f)	2,250,000	2,144,883
3.5% 9/1/52 (f)	2,250,000	2,144,883
4% 9/1/52 (f)	3,050,000	2,976,370
4% 9/1/52 (f)	2,350,000	2,293,268
4% 9/1/52 (f)	1,000,000	975,859
4.5% 9/1/52 (f)	3,275,000	3,254,788
4.5% 9/1/52 (f)	1,000,000	993,828
4.5% 9/1/52 (f)	250,000	248,457
4.5% 9/1/52 (f)	300,000	298,149
4.5% 9/1/52 (f)	250,000	248,457
5% 9/1/52 (f)	1,500,000	1,513,595
5% 9/1/52 (f)	400,000	403,625
5% 9/1/52 (f)	500,000	504,532
5.5% 9/1/52 (f)	200,000	204,520
5.5% 9/1/52 (f)	200,000	204,520
5.5% 9/1/52 (f)	400,000	409,040
5.5% 9/1/52 (f)	300,000	306,780

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		88,331,421

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $254,024,155)		246,836,043

Asset-Backed Securities - 5.7%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$333,856	$224,828
Series 2019-1 Class A, 3.844% 5/15/39 (a)	485,397	336,137
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,039,276	760,278
Class B, 4.458% 10/16/39 (a)(h)	220,258	105,728
Series 2021-1A Class A, 2.95% 11/16/41 (a)	1,259,213	1,050,413
Series 2021-2A Class A, 2.798% 1/15/47 (a)	2,398,545	2,000,746
AASET, Ltd. Series 2022-1A Class A, 6% 5/16/47 (a)	1,569,700	1,520,595
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (a)	447,836	444,676
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (a)(b)(e)	365,000	358,571
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 3.8703% 10/17/34 (a)(b)(e)	869,000	847,948
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/34 (a)(b)(e)	1,972,000	1,914,528
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (a)(b)(e)	1,188,000	1,164,753
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 3.8499% 7/20/34 (a)(b)(e)	992,000	962,414
American Express Credit Account Master Trust Series 2022-3 Class A, 3.75% 8/16/27	800,000	796,962
American Money Management Corp. Series 2012-11A Class A1R2, 3 month U.S. LIBOR + 1.010% 3.7923% 4/30/31 (a)(b)(e)	1,700,000	1,668,468
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (a)	348,571	287,940
Class B, 4.335% 1/16/40 (a)	160,110	70,044
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 3.832% 10/15/32 (a)(b)(e)	1,101,000	1,082,616
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 3.813% 4/25/34 (a)(b)(e)	657,000	638,839
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 3.642% 7/15/34 (a)(b)(e)	1,286,000	1,257,341
Ares LVIII CLO LLC Series 2022-58A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.330% 3.6579% 1/15/35 (a)(b)(e)	1,808,000	1,745,186
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 3.582% 4/15/34 (a)(b)(e)	1,398,000	1,361,421
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 3.9903% 4/17/33 (a)(b)(e)	460,000	450,392
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/36 (a)(b)(e)	860,000	840,003
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 3.803% 4/25/34 (a)(b)(e)	1,437,000	1,399,727
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 3.9299% 1/20/32 (a)(b)(e)	1,680,000	1,653,594
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 3.7808% 1/17/35 (a)(b)(e)	1,857,000	1,800,542
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.642% 1/15/35 (a)(b)(e)	1,299,000	1,266,622
Blackbird Capital Aircraft Series 2021-1A Class A, 2.443% 7/15/46 (a)	2,070,122	1,753,120
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 3.502% 4/15/29 (a)(b)(e)	1,347,398	1,332,990
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	746,260	666,238
Class B, 5.095% 4/15/39 (a)	488,890	387,308
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	343,293	308,572
Series 2021-1A Class A, 3.474% 1/15/46 (a)	348,333	309,505
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (a)(b)(e)	1,037,000	1,018,412
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 3.7973% 4/20/35 (a)(b)(e)	1,721,000	1,675,084
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(b)(e)	838,000	813,622
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 3.7599% 4/20/34 (a)(b)(e)	1,199,000	1,158,240
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 3.8799% 10/20/34 (a)(b)(e)	1,364,000	1,323,530
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 3.9099% 4/20/34 (a)(b)(e)	1,620,000	1,570,368
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 4.197% 7/24/34 (a)(b)(e)	1,758,000	1,725,356
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 4.0199% 1/20/34 (a)(b)(e)	2,220,000	2,155,380
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	456,490	428,556
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (a)(b)(e)	969,000	936,364
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (a)(b)(e)	875,000	854,461
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 3.9603% 1/18/32 (a)(b)(e)	1,259,000	1,239,470
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 3.9203% 4/17/33 (a)(b)(e)	900,000	881,578
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 10/15/35 (a)(b)(e)	1,156,000	1,128,222
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 4.114% 2/20/35 (a)(b)(e)	707,000	687,804
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (a)(b)(e)	610,000	598,404
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 3.662% 1/15/35 (a)(b)(e)	1,578,000	1,543,194
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 3.762% 1/15/34 (a)(b)(e)	350,000	342,748
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (a)	391,019	378,469
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 3.8476% 7/19/34 (a)(b)(e)	902,000	876,098
Class AR, 3 month U.S. LIBOR + 1.080% 4.0016% 11/16/34 (a)(b)(e)	1,250,000	1,220,741
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 4.284% 11/20/33 (a)(b)(e)	1,956,000	1,915,738
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	378,642	329,478
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	476,553	415,076
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 3.889% 10/22/34 (a)(b)(e)	960,000	931,010
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (a)(b)(e)	2,253,000	2,176,824
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 3.722% 1/15/33 (a)(b)(e)	820,000	804,992
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 3.679% 1/22/28 (a)(b)(e)	905,689	894,580
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 3.8776% 4/19/34 (a)(b)(e)	1,690,000	1,653,783
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 3.859% 1/22/35 (a)(b)(e)	1,540,000	1,497,186
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 3.632% 7/15/34 (a)(b)(e)	923,000	898,426
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 3.959% 1/22/31 (a)(b)(e)	364,000	352,910
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 3.8499% 10/20/34 (a)(b)(e)	305,000	298,014
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 3.913% 10/25/34 (a)(b)(e)	1,565,000	1,528,994
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 3.7299% 4/20/34 (a)(b)(e)	1,158,000	1,132,210
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 3.913% 1/25/35 (a)(b)(e)	1,132,000	1,104,361
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 3.502% 1/15/34 (a)(b)(e)	1,480,000	1,453,000
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (a)	171,497	168,792
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 3.7799% 10/20/30 (a)(b)(e)	1,391,000	1,368,979
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 3.8399% 10/20/34 (a)(b)(e)	1,254,000	1,226,832
Planet Fitness Master Issuer LLC:
Series 2018-1A Class A2II, 4.666% 9/5/48 (a)	1,923,075	1,855,808
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	943,800	804,938
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	1,120,193	1,008,022
Class A2II, 4.008% 12/5/51 (a)	1,001,490	831,219
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	894,752	764,037
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 3.8299% 4/20/34 (a)(b)(e)	1,717,000	1,679,712
RR 7 Ltd. Series 2022-7A Class A1AB, CME TERM SOFR 3 MONTH INDEX + 1.340% 3.6679% 1/15/37 (a)(b)(e)	1,862,000	1,803,226
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (a)	1,000,257	867,222
Class B, 4.335% 3/15/40 (a)	233,783	151,761
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,211,000	1,157,696
1.884% 7/15/50 (a)	498,000	448,759
2.328% 7/15/52 (a)	381,000	332,301
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 4.032% 7/20/30 (a)(b)(e)	281,000	278,454
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (a)(b)(e)	1,936,000	1,861,834
Symphony CLO Ltd. Series 2020-22A Class A1A, 3 month U.S. LIBOR + 1.290% 4.0303% 4/18/33 (a)(b)(e)	3,000,000	2,950,623
Symphony CLO XIX, Ltd. / Symphony CLO XIX LLC Series 2018-19A Class A, 3 month U.S. LIBOR + 0.960% 3.7003% 4/16/31 (a)(b)(e)	777,000	764,901
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 3.7176% 4/19/34 (a)(b)(e)	1,453,000	1,412,017
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (a)(b)(e)	1,903,000	1,852,367
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	751,676	659,930
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	1,432,877	1,228,959
Towd Point Mortgage Trust Series 2019-1 Class A1, 3.6794% 3/25/58 (a)(b)	213,997	206,286
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 3.9799% 7/20/32 (a)(b)(e)	1,290,000	1,267,256
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 3.8976% 7/19/34 (a)(b)(e)	851,000	828,996
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 3.8599% 10/20/34 (a)(b)(e)	1,736,000	1,688,057
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 3.8903% 7/16/34 (a)(b)(e)	860,000	836,138
TOTAL ASSET-BACKED SECURITIES
(Cost $108,161,142)		103,016,850

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 0.2%
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (a)(b)	559,869	537,016
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (a)	537,749	526,053
Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	779,920	744,513
CSMC Trust sequential payer Series 2020-RPL4 Class A1, 2% 1/25/60 (a)	402,710	363,171
MFA Trust sequential payer Series 2022-RPL1 Class A1, 3.3% 8/25/61 (a)	479,255	446,217
New Residential Mortgage Loan Trust Series 2020-1A Class A1B, 3.5% 10/25/59 (a)	496,426	477,138
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (a)(b)	398,880	359,787
Towd Point Mortgage Trust sequential payer Series 2022-K147 Class A2, 3.75% 7/25/62 (a)	784,577	741,591

TOTAL PRIVATE SPONSOR		4,195,486

U.S. Government Agency - 1.1%
Fannie Mae:
floater:
Series 1994-42 Class FK, 10-Year Treasury Constant Maturity Rate - 0.500% 2.44% 4/25/24 (b)(e)	3,792	3,761
Series 2001-38 Class QF, 1 month U.S. LIBOR + 0.980% 3.4237% 8/25/31 (b)(e)	2,825	2,877
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 3.2437% 2/25/32 (b)(e)	304	308
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 3.377% 3/18/32 (b)(e)	572	583
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 3.4437% 4/25/32 (b)(e)	1,275	1,301
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 3.4437% 10/25/32 (b)(e)	822	838
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 3.1937% 1/25/32 (b)(e)	300	304
Series 2002-74 Class FV, 1 month U.S. LIBOR + 0.450% 2.8937% 11/25/32 (b)(e)	19,334	19,380
Series 2002-75 Class FA, 1 month U.S. LIBOR + 1.000% 3.4437% 11/25/32 (b)(e)	1,249	1,274
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 5.6563% 12/25/33 (b)(i)(j)	11,149	1,917
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 4.2363% 11/25/36 (b)(i)(j)	7,988	913
Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.3737% 6/25/36 (b)(e)	230,421	234,352
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	4	4
Series 1993-207 Class H, 6.5% 11/25/23	910	915
Series 1996-28 Class PK, 6.5% 7/25/25	375	377
Series 1999-17 Class PG, 6% 4/25/29	3,347	3,448
Series 1999-32 Class PL, 6% 7/25/29	3,871	3,997
Series 1999-33 Class PK, 6% 7/25/29	2,867	2,959
Series 2001-52 Class YZ, 6.5% 10/25/31	500	513
Series 2003-28 Class KG, 5.5% 4/25/23	639	640
Series 2003-70 Class BJ, 5% 7/25/33	18,157	17,875
Series 2005-64 Class PX, 5.5% 6/25/35	23,837	24,268
Series 2005-68 Class CZ, 5.5% 8/25/35	256,586	265,436
Series 2005-81 Class PC, 5.5% 9/25/35	6,522	6,800
Series 2006-12 Class BO 10/25/35 (k)	9,236	8,023
Series 2006-15 Class OP 3/25/36 (k)	10,724	9,229
Series 2006-45 Class OP 6/25/36 (k)	3,393	2,745
Series 2006-62 Class KP 4/25/36 (k)	5,523	4,605
Series 2010-118 Class PB, 4.5% 10/25/40	183,115	184,511
Series 2012-149:
Class DA, 1.75% 1/25/43	63,799	59,261
Class GA, 1.75% 6/25/42	68,662	63,646
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	728	758
Series 1999-25 Class Z, 6% 6/25/29	3,212	3,288
Series 2001-20 Class Z, 6% 5/25/31	3,871	4,006
Series 2001-31 Class ZC, 6.5% 7/25/31	2,028	2,097
Series 2002-16 Class ZD, 6.5% 4/25/32	1,392	1,427
Series 2002-74 Class SV, 7.550% - 1 month U.S. LIBOR 5.1063% 11/25/32 (b)(i)(j)	4,029	226
Series 2003-117 Class MD, 5% 12/25/23	7,861	7,900
Series 2004-52 Class KZ, 5.5% 7/25/34	90,414	90,532
Series 2004-91 Class Z, 5% 12/25/34	197,517	194,513
Series 2005-117 Class JN, 4.5% 1/25/36	20,265	20,449
Series 2005-14 Class ZB, 5% 3/25/35	61,039	60,092
Series 2006-72 Class CY, 6% 8/25/26	28,896	29,767
Series 2009-59 Class HB, 5% 8/25/39	107,689	110,165
Series 2012-67 Class AI, 4.5% 7/25/27 (i)	5,344	210
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 4.1963% 12/25/36 (b)(i)(j)	5,288	818
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 3.9963% 5/25/37 (b)(i)(j)	2,748	397
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 12.8877% 9/25/23 (b)(j)	41	41
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 5.6563% 3/25/33 (b)(i)(j)	693	100
Series 2005-72 Class ZC, 5.5% 8/25/35	43,656	45,366
Series 2005-79 Class ZC, 5.9% 9/25/35	24,764	25,833
Series 2007-66 Class SA, 39.600% - 1 month U.S. LIBOR 24.9377% 7/25/37 (b)(j)	3,722	5,537
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 3.9063% 3/25/38 (b)(i)(j)	18,459	2,249
Series 2010-135:
Class LS, 6.050% - 1 month U.S. LIBOR 3.6063% 12/25/40 (b)(i)(j)	18,985	1,892
Class ZA, 4.5% 12/25/40	7,832	8,239
Series 2010-139 Class NI, 4.5% 2/25/40 (i)	53,870	1,732
Series 2010-150 Class ZC, 4.75% 1/25/41	79,330	82,018
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.3637% 3/25/36 (b)(e)	155,735	159,310
Series 2010-95 Class ZC, 5% 9/25/40	183,266	191,301
Series 2011-39 Class ZA, 6% 11/25/32	13,161	13,761
Series 2011-4 Class PZ, 5% 2/25/41	24,275	24,526
Series 2011-67 Class AI, 4% 7/25/26 (i)	15,134	481
Series 2011-83 Class DI, 6% 9/25/26 (i)	48	0
Series 2012-100 Class WI, 3% 9/25/27 (i)	40,939	2,231
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 4.2063% 12/25/30 (b)(i)(j)	6,263	97
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 4.1063% 6/25/41 (b)(i)(j)	4,856	91
Series 2013-133 Class IB, 3% 4/25/32 (i)	15,547	552
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 3.6063% 1/25/44 (b)(i)(j)	11,670	1,398
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 4.2763% 6/25/35 (b)(i)(j)	15,600	1,585
Series 2015-42 Class IL, 6% 6/25/45 (i)	79,370	14,509
Series 2015-70 Class JC, 3% 10/25/45	86,859	83,983
Series 2017-30 Class AI, 5.5% 5/25/47 (i)	43,274	8,108
Series 2017-74 Class SH, 6.200% - 1 month U.S. LIBOR 3.7563% 10/25/47 (b)(i)(j)	344,883	43,870
Series 2018-45 Class GI, 4% 6/25/48 (i)	473,615	89,392
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 5, 5.5% 7/25/33 (i)	2,822	483
Series 343 Class 16, 5.5% 5/25/34 (i)	2,581	442
Series 348 Class 14, 6.5% 8/25/34 (b)(i)	1,794	369
Series 351 Class 13, 6% 3/25/34 (i)	1,664	319
Series 384 Class 6, 5% 7/25/37 (i)	11,015	1,939
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 3.191% 1/15/32 (b)(e)	226	230
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (b)(e)	351	357
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 3.391% 3/15/32 (b)(e)	328	334
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 3.291% 6/15/31 (b)(e)	608	618
Class FG, 1 month U.S. LIBOR + 0.900% 3.291% 3/15/32 (b)(e)	196	200
Series 2526 Class FC, 1 month U.S. LIBOR + 0.400% 2.791% 11/15/32 (b)(e)	4,058	4,071
Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.291% 2/15/33 (b)(e)	62,843	64,028
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.791% 3/15/34 (b)(e)	90,370	90,784
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 2.641% 5/15/37 (b)(e)	13,720	13,641
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	4,234	4,377
Series 2101 Class PD, 6% 11/15/28	2,047	2,117
Series 2121 Class MG, 6% 2/15/29	1,722	1,779
Series 2131 Class BG, 6% 3/15/29	12,465	12,897
Series 2137 Class PG, 6% 3/15/29	1,914	1,980
Series 2154 Class PT, 6% 5/15/29	3,330	3,445
Series 2162 Class PH, 6% 6/15/29	686	708
Series 2520 Class BE, 6% 11/15/32	5,610	5,888
Series 2693 Class MD, 5.5% 10/15/33	12,155	12,205
Series 2802 Class OB, 6% 5/15/34	12,790	13,256
Series 2996 Class MK, 5.5% 6/15/35	3,799	3,925
Series 3002 Class NE, 5% 7/15/35	12,802	13,075
Series 3110 Class OP 9/15/35 (k)	4,073	3,736
Series 3119 Class PO 2/15/36 (k)	13,136	10,771
Series 3123 Class LO 3/15/36 (k)	7,386	6,103
Series 3189 Class PD, 6% 7/15/36	10,954	11,584
Series 3258 Class PM, 5.5% 12/15/36	4,944	5,160
Series 3415 Class PC, 5% 12/15/37	39,352	39,948
Series 3806 Class UP, 4.5% 2/15/41	23,756	23,640
Series 3832 Class PE, 5% 3/15/41	50,548	51,660
Series 3857 Class ZP, 5% 5/15/41	298,845	303,190
Series 4135 Class AB, 1.75% 6/15/42	51,539	48,077
Series 4765 Class PE, 3% 12/15/41	451	451
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	5,952	6,161
Series 2004-2862 Class NE, 5% 9/15/24	15,344	15,433
Series 2135 Class JE, 6% 3/15/29	834	863
Series 2145 Class MZ, 6.5% 4/15/29	12,357	12,811
Series 2274 Class ZM, 6.5% 1/15/31	1,213	1,254
Series 2281 Class ZB, 6% 3/15/30	2,374	2,451
Series 2303 Class ZV, 6% 4/15/31	7,228	7,489
Series 2357 Class ZB, 6.5% 9/15/31	19,668	20,617
Series 2502 Class ZC, 6% 9/15/32	2,312	2,425
Series 2519 Class ZD, 5.5% 11/15/32	3,398	3,533
Series 2546 Class MJ, 5.5% 3/15/23	157	158
Series 2601 Class TB, 5.5% 4/15/23	81	82
Series 2877 Class ZD, 5% 10/15/34	246,375	242,763
Series 2998 Class LY, 5.5% 7/15/25	4,046	4,137
Series 3007 Class EW, 5.5% 7/15/25	10,190	10,403
Series 3871 Class KB, 5.5% 6/15/41	65,788	69,514
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 4.209% 2/15/36 (b)(i)(j)	3,677	406
Series 2013-4281 Class AI, 4% 12/15/28 (i)	14,326	366
Series 2017-4683 Class LM, 3% 5/15/47	114,563	110,606
Series 2018-4763 Class SC, 6.200% - 1 month U.S. LIBOR 3.809% 8/15/47 (b)(i)(j)	174,874	22,573
Series 2933 Class ZM, 5.75% 2/15/35	55,700	59,080
Series 2935 Class ZK, 5.5% 2/15/35	45,096	47,254
Series 2947 Class XZ, 6% 3/15/35	22,306	23,507
Series 2996 Class ZD, 5.5% 6/15/35	38,248	39,988
Series 3237 Class C, 5.5% 11/15/36	53,142	54,714
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 4.269% 11/15/36 (b)(i)(j)	16,698	2,251
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 4.359% 3/15/37 (b)(i)(j)	25,137	3,900
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 4.369% 4/15/37 (b)(i)(j)	35,903	4,953
Series 3336 Class LI, 6.580% - 1 month U.S. LIBOR 4.189% 6/15/37 (b)(i)(j)	11,607	1,431
Series 3843 Class PZ, 5% 4/15/41	299,883	313,766
Series 3949 Class MK, 4.5% 10/15/34	9,114	9,202
Series 4055 Class BI, 3.5% 5/15/31 (i)	17,305	606
Series 4314 Class AI, 5% 3/15/34 (i)	5,759	228
Series 4427 Class LI, 3.5% 2/15/34 (i)	44,685	3,392
Series 4471 Class PA 4% 12/15/40	46,331	45,977
target amortization class Series 2156 Class TC, 6.25% 5/15/29	1,732	1,783
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.8991% 2/15/24 (b)(e)	245	245
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	1,376	1,419
Series 2056 Class Z, 6% 5/15/28	3,387	3,498
Freddie Mac Multi-family Structured pass-thru certificates:
sequential payer Series 4341 Class ML, 3.5% 11/15/31	238,228	234,255
Series 4386 Class AZ, 4.5% 11/15/40	108,494	108,903
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57	48,464	47,627
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 4.3031% 6/16/37 (b)(i)(j)	6,903	885
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.8681% 7/20/37 (b)(e)	49,425	49,865
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.8481% 1/20/38 (b)(e)	12,781	12,882
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.2281% 8/20/38 (b)(e)	71,174	72,527
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.2681% 9/20/38 (b)(e)	52,564	53,626
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 2.9869% 11/16/39 (b)(e)	61,850	62,636
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 2.9169% 12/16/39 (b)(e)	39,420	39,829
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 2.8497% 3/20/60(b)(e)(g)	86,002	85,610
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 7/20/60 (b)(e)(g)	544,873	539,514
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.0976% 9/20/60 (b)(e)(g)	666,623	660,096
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.0976% 8/20/60 (b)(e)(g)	550,633	545,400
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 2.1776% 12/20/60 (b)(e)(g)	282,114	279,729
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 12/20/60 (b)(e)(g)	294,823	293,132
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 2/20/61 (b)(e)(g)	289,226	287,543
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.2876% 2/20/61 (b)(e)(g)	414,428	412,073
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 2.2976% 4/20/61 (b)(e)(g)	250,279	248,758
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (b)(e)(g)	396,987	394,698
Class FC, 1 month U.S. LIBOR + 0.500% 2.2976% 5/20/61 (b)(e)(g)	295,029	293,242
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 2.3276% 6/20/61 (b)(e)(g)	346,434	344,612
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 2.3476% 9/20/61 (b)(e)(g)	116,217	115,612
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 10/20/61 (b)(e)(g)	381,797	380,179
Series 2012-98 Class FA, 1 month U.S. LIBOR + 0.400% 2.7681% 8/20/42 (b)(e)	52,334	52,263
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 11/20/61 (b)(e)(g)	363,814	362,785
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 2.4976% 1/20/62 (b)(e)(g)	222,554	221,949
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 1/20/62 (b)(e)(g)	328,722	327,412
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 2.4276% 3/20/62 (b)(e)(g)	195,297	194,562
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 2.4476% 5/20/61 (b)(e)(g)	2,856	2,845
Series 2013-H19:
Class FC, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (b)(e)(g)	25,646	25,561
Class FD, 1 month U.S. LIBOR + 0.600% 2.3976% 8/20/63 (b)(e)(g)	62,798	62,627
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 2.3976% 1/20/64 (b)(e)(g)	30,367	30,247
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 2.3976% 12/20/63 (b)(e)(g)	134,392	133,922
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 2.2976% 6/20/64 (b)(e)(g)	92,484	91,947
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 2.0976% 3/20/65 (b)(e)(g)	434	431
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.0776% 5/20/63 (b)(e)(g)	7,318	7,215
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.9976% 4/20/63 (b)(e)(g)	5,481	5,412
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.1976% 12/20/62 (b)(e)(g)	1,998	1,973
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 5.2637% 12/20/40 (b)(j)	67,918	61,852
Series 2010-31 Class BP, 5% 3/20/40	288,438	295,652
Series 2011-136 Class WI, 4.5% 5/20/40 (i)	22,031	1,511
Series 2011-68 Class EC, 3.5% 4/20/41	31,398	30,937
Series 2016-69 Class WA, 3% 2/20/46	56,001	53,598
Series 2017-134 Class BA, 2.5% 11/20/46	76,430	72,754
Series 2017-153 Class GA, 3% 9/20/47	150,908	142,505
Series 2017-182 Class KA, 3% 10/20/47	116,822	110,499
Series 2018-13 Class Q, 3% 4/20/47	149,211	142,924
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	19,458	19,601
Series 2010-160 Class DY, 4% 12/20/40	139,481	136,271
Series 2010-170 Class B, 4% 12/20/40	31,057	30,356
Series 2011-69 Class GX, 4.5% 5/16/40	359,257	362,225
Series 2014-H04 Class HA, 2.75% 2/20/64 (g)	446,017	437,856
Series 2014-H12 Class KA, 2.75% 5/20/64 (g)	82,750	82,573
Series 2017-139 Class BA, 3% 9/20/47	261,278	249,863
Series 2018-H12 Class HA, 3.25% 8/20/68 (g)	674,977	659,588
Series 2004-22 Class M1, 5.5% 4/20/34	79,621	88,841
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 4.1131% 5/16/34 (b)(i)(j)	4,065	396
Series 2010-116 Class QB, 4% 9/16/40	10,618	10,544
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 3.5631% 2/16/40 (b)(i)(j)	27,003	2,152
Series 2010-169 Class Z, 4.5% 12/20/40	361,917	343,181
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 2.6297% 5/20/60 (b)(e)(g)	41,010	40,639
Series 2010-H16 Class BA, 3.55% 7/20/60 (g)	62,029	60,990
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(g)	7,706	7,718
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 3.7319% 7/20/41 (b)(i)(j)	12,906	1,383
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 4.3131% 6/16/42 (b)(i)(j)	15,085	1,790
Series 2013-149 Class MA, 2.5% 5/20/40	119,031	115,398
Series 2013-H01 Class FA, 1.65% 1/20/63 (g)	154	150
Series 2013-H04 Class BA, 1.65% 2/20/63 (g)	590	574
Series 2013-H08 Class MA, 3% 3/20/63 (g)	3,670	3,491
Series 2014-2 Class BA, 3% 1/20/44	283,296	268,112
Series 2014-21 Class HA, 3% 2/20/44	103,292	98,063
Series 2014-25 Class HC, 3% 2/20/44	179,859	169,976
Series 2014-5 Class A, 3% 1/20/44	154,190	145,979
Series 2015-H13 Class HA, 2.5% 8/20/64 (g)	1,289	1,232
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(g)	38,105	36,680
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.35% 5/20/66 (b)(e)(g)	937,802	933,922
Series 2017-186 Class HK, 3% 11/16/45	150,750	143,358
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 3.2% 8/20/66 (b)(e)(g)	1,123,653	1,116,429
Series 2090-118 Class XZ, 5% 12/20/39	1,060,694	1,105,581

TOTAL U.S. GOVERNMENT AGENCY		18,842,461

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $23,509,440)		23,037,947

Commercial Mortgage Securities - 4.0%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (a)(b)(e)	1,005,000	980,651
Class B, CME Term SOFR 1 Month Index + 1.550% 3.858% 1/15/39 (a)(b)(e)	190,000	184,389
Class C, CME Term SOFR 1 Month Index + 2.150% 4.458% 1/15/39 (a)(b)(e)	136,000	131,143
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (a)	1,500,000	1,399,754
Class ANM, 3.112% 11/5/32 (a)	778,000	724,743
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	132,000	118,391
Class CNM, 3.8425% 11/5/32 (a)(b)	100,000	85,239
BANK sequential payer:
Series 2019-BN21 Class A5, 2.851% 10/17/52	134,000	121,248
Series 2021-BN35 Class A5, 2.285% 6/15/64	400,000	338,252
Series 2022-BNK43 Class A5, 4.399% 8/15/55	600,000	601,323
Benchmark Mortgage Trust:
sequential payer Series 2018-B4 Class A5, 4.121% 7/15/51	151,000	148,479
Series 2019-B12 Class XA, 1.1787% 8/15/52 (b)(i)	7,834,631	353,764
Series 2019-B14 Class XA, 0.9053% 12/15/62 (b)(i)	4,549,292	157,724
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 4.441% 11/15/28 (a)(b)(e)	760,000	751,879
BPR Trust floater Series 2022-OANA:
Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (a)(b)(e)	3,387,000	3,336,189
Class B, CME Term SOFR 1 Month Index + 2.440% 4.7544% 4/15/37 (a)(b)(e)	900,000	883,109
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (a)(b)(e)	1,794,000	1,728,457
Class B, 1 month U.S. LIBOR + 0.890% 3.2908% 10/15/36 (a)(b)(e)	268,000	253,340
Class C, 1 month U.S. LIBOR + 1.090% 3.4906% 10/15/36 (a)(b)(e)	359,000	337,822
Class D, 1 month U.S. LIBOR + 1.290% 3.6903% 10/15/36 (a)(b)(e)	349,000	324,989
Class E, 1 month U.S. LIBOR + 1.940% 4.3395% 10/15/36 (a)(b)(e)	1,213,000	1,140,593
Series 2022-LP2:
Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (a)(b)(e)	2,384,055	2,304,798
Class B, CME Term SOFR 1 Month Index + 1.310% 3.6093% 2/15/39 (a)(b)(e)	718,111	684,001
Class C, CME Term SOFR 1 Month Index + 1.560% 3.8587% 2/15/39 (a)(b)(e)	718,111	677,753
Class D, CME Term SOFR 1 Month Index + 1.960% 4.2578% 2/15/39 (a)(b)(e)	718,111	675,885
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 5.017% 9/15/37 (a)(b)(e)	201,600	176,567
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 3.691% 4/15/34 (a)(b)(e)	614,000	589,440
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 4/15/34 (a)(b)(e)	406,000	389,760
Class D, 1 month U.S. LIBOR + 1.900% 4.291% 4/15/34 (a)(b)(e)	426,000	405,765
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (a)(b)(e)	534,650	525,294
Class C, 1 month U.S. LIBOR + 1.250% 3.641% 10/15/36 (a)(b)(e)	672,350	658,903
Class D, 1 month U.S. LIBOR + 1.450% 3.841% 10/15/36 (a)(b)(e)	952,850	931,410
Class E, 1 month U.S. LIBOR + 1.800% 4.191% 10/15/36 (a)(b)(e)	4,313,750	4,195,124
Series 2022-IND:
Class A, CME Term SOFR 1 Month Index + 1.490% 3.7877% 4/15/37 (a)(b)(e)	1,823,000	1,791,520
Class B, CME Term SOFR 1 Month Index + 1.940% 4.2367% 4/15/37 (a)(b)(e)	929,000	900,438
Class C, CME Term SOFR 1 Month Index + 2.290% 4.5867% 4/15/37 (a)(b)(e)	210,000	203,670
Class D, CME Term SOFR 1 Month Index + 2.830% 5.1357% 4/15/37 (a)(b)(e)	176,000	169,499
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (a)(b)(e)	814,000	794,627
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (a)(b)(e)	1,124,074	1,110,697
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	1,875,963	1,657,688
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (a)(b)(e)	580,000	568,400
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 11/15/36 (a)(b)(e)	200,000	195,500
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (a)(b)(e)	1,556,249	1,529,266
Class B, 1 month U.S. LIBOR + 1.500% 3.891% 6/15/34 (a)(b)(e)	306,684	297,545
Class C, 1 month U.S. LIBOR + 1.750% 4.141% 6/15/34 (a)(b)(e)	346,384	332,803
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 4.692% 8/15/36 (a)(b)(e)	70,326	66,805
Class D, 1 month U.S. LIBOR + 3.050% 5.442% 8/15/36 (a)(b)(e)	234,000	220,317
Citigroup Commercial Mortgage Trust Series 2015-GC29 Class XA, 1.157% 4/10/48 (b)(i)	2,744,190	58,143
COMM Mortgage Trust:
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (a)	273,000	269,693
Series 2014-CR18 Class A5, 3.828% 7/15/47	257,000	253,144
Series 2014-CR17 Class XA, 1.1127% 5/10/47 (b)(i)	1,390,048	16,265
Series 2014-LC17 Class XA, 0.8174% 10/10/47 (b)(i)	2,260,951	24,825
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 3.621% 5/15/36 (a)(b)(e)	863,000	848,157
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (a)(b)(e)	162,000	158,954
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	404,258	375,943
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	594,000	573,175
Class B, 4.5349% 4/15/36 (a)	107,000	102,368
Class C, 4.9414% 4/15/36 (a)(b)	123,000	117,094
Class D, 4.9414% 4/15/36 (a)(b)	245,000	228,589
CSMC Trust Series 2017-PFHP Class D, 1 month U.S. LIBOR + 2.250% 4.641% 12/15/30 (a)(b)(e)	1,296,000	1,245,126
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (a)(b)(e)	2,537,000	2,446,848
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (a)(b)(e)	803,058	786,803
Class B, 1 month U.S. LIBOR + 1.380% 3.772% 7/15/38 (a)(b)(e)	457,186	444,614
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (a)(b)(e)	336,926	326,818
Class D, 1 month U.S. LIBOR + 2.250% 4.642% 7/15/38 (a)(b)(e)	677,828	656,205
Freddie Mac:
sequential payer:
Series 2022-K144 Class A2, 2.45% 4/25/32	600,000	535,928
Series 2022-K145 Class A2, 2.58% 6/25/55	300,000	270,925
Series 2022-K146 Class A2, 2.92% 6/25/32	400,000	372,080
Series 2022-K147 Class A2, 3% 6/25/32	130,000	121,753
Series 2022-K150 Class A2, 3.71% 11/25/32	400,000	395,874
GS Mortgage Securities Trust floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 4.091% 9/15/31 (a)(b)(e)	1,042,665	1,047,151
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 3.49% 10/15/31 (a)(b)(e)	457,000	452,621
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (a)(b)(e)	1,036,000	985,980
Class B, 1 month U.S. LIBOR + 1.150% 3.541% 10/15/36 (a)(b)(e)	160,000	150,745
Class C, 1 month U.S. LIBOR + 1.550% 3.941% 10/15/36 (a)(b)(e)	132,000	124,183
Intown Mortgage Trust floater sequential payer Series 2022-STAY Class A, CME Term SOFR 1 Month Index + 2.480% 4.7386% 8/15/37 (a)(b)(e)	1,566,000	1,557,230
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (a)	476,000	469,964
Class CFX, 4.9498% 7/5/33 (a)	103,000	101,182
Class DFX, 5.3503% 7/5/33 (a)	159,000	155,993
Class EFX, 5.5422% 7/5/33 (a)	218,000	211,201
Class XAFX, 1.2948% 7/5/33 (a)(b)(i)	2,000,000	13,293
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (a)(b)(e)	2,726,000	2,674,748
Class B, CME Term SOFR 1 Month Index + 1.790% 4.1013% 5/15/39 (a)(b)(e)	1,630,000	1,594,857
Class C, CME Term SOFR 1 Month Index + 2.090% 4.4005% 5/15/39 (a)(b)(e)	913,000	885,607
Class D, CME Term SOFR 1 Month Index + 2.540% 4.8493% 5/15/39 (a)(b)(e)	812,000	781,549
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (a)(b)(e)	1,375,175	1,331,239
Class B, 1 month U.S. LIBOR + 0.880% 3.271% 3/15/38 (a)(b)(e)	331,261	319,037
Class C, 1 month U.S. LIBOR + 1.100% 3.491% 3/15/38 (a)(b)(e)	208,390	200,575
Class D, 1 month U.S. LIBOR + 1.400% 3.791% 3/15/38 (a)(b)(e)	289,976	277,671
Class E, 1 month U.S. LIBOR + 1.750% 4.141% 3/15/38 (a)(b)(e)	253,606	240,313
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 3.641% 8/15/33 (a)(b)(e)	507,190	501,031
Class C, 1 month U.S. LIBOR + 1.500% 3.891% 8/15/33 (a)(b)(e)	1,221,463	1,202,702
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	1,698,000	1,590,475
Series 2018-H4 Class A4, 4.31% 12/15/51	385,000	377,758
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	246,000	226,664
Class C, 3.283% 11/10/36 (a)(b)	235,000	212,067
Prima Capital Ltd.:
floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 4.1681% 12/15/37 (a)(b)(e)	444,000	436,772
floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 3.5764% 12/15/37 (a)(b)(e)	88,682	88,682
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME Term SOFR 1 Month Index + 2.000% 4.3074% 2/15/39 (a)(b)(e)	457,000	437,485
Class C, CME Term SOFR 1 Month Index + 2.650% 4.9574% 2/15/39 (a)(b)(e)	237,000	226,659
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (a)(b)(e)	1,701,000	1,639,195
Class B, 1 month U.S. LIBOR + 1.070% 3.4708% 11/15/38 (a)(b)(e)	974,000	930,169
Class C, 1 month U.S. LIBOR + 1.320% 3.72% 11/15/38 (a)(b)(e)	605,000	576,262
Class D, 1 month U.S. LIBOR + 1.570% 3.9692% 11/15/38 (a)(b)(e)	398,000	377,105
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 1.1575% 12/15/50 (b)(i)	1,411,739	52,515
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (a)(b)(e)	717,833	716,464
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,382,000	1,129,286
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	90,000	72,595
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 3.591% 5/15/31 (a)(b)(e)	953,000	908,329
Series 2017-C42 Class XA, 1.0144% 12/15/50 (b)(i)	3,608,295	132,489
Series 2018-C46 Class XA, 1.1007% 8/15/51 (b)(i)	2,987,514	95,096
Series 2018-C48 Class A5, 4.302% 1/15/52	339,000	334,464
WF-RBS Commercial Mortgage Trust:
Series 2014-C21 Class XA, 1.1659% 8/15/47 (b)(i)	873,558	12,755
Series 2014-LC14 Class XA, 1.4192% 3/15/47 (b)(i)	1,068,446	13,235
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $76,012,524)		72,649,670

Municipal Securities - 0.2%
California Gen. Oblig. Series 2009, 7.35% 11/1/39	90,000	114,964
Illinois Gen. Oblig. Series 2003, 5.1% 6/1/33	2,525,000	2,512,922
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,717,447
TOTAL MUNICIPAL SECURITIES
(Cost $4,515,487)		4,345,333

Foreign Government and Government Agency Obligations - 0.5%
Argentine Republic:
0.5% 7/9/30 (l)	$685,010	$162,347
1% 7/9/29	75,245	17,494
1.5% 7/9/35 (l)	1,254,989	281,745
Dominican Republic:
4.5% 1/30/30 (a)	1,200,000	1,005,600
5.95% 1/25/27 (a)	2,850,000	2,781,066
6% 7/19/28 (a)	550,000	524,838
Emirate of Abu Dhabi 3.875% 4/16/50 (a)	915,000	824,815
Indonesian Republic 4.2% 10/15/50	2,100,000	1,821,981
Kingdom of Saudi Arabia:
3.25% 10/22/30 (a)	595,000	572,688
4.5% 4/22/60 (a)	390,000	362,700
State of Qatar 4.4% 4/16/50 (a)	1,390,000	1,350,038
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $11,176,422)		9,705,312

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,399,262)	1,400,000	1,385,034

Bank Notes - 0.0%
Discover Bank 4.682% 8/9/28 (b)	401,000	387,955
Regions Bank 6.45% 6/26/37	250,000	278,192
TOTAL BANK NOTES
(Cost $697,454)		666,147
	Shares	Value

Fixed-Income Funds - 18.6%
Fidelity Emerging Markets Debt Central Fund (m)	5,237,128	$39,645,062
Fidelity Floating Rate Central Fund (m)	1,223,923	118,573,646
Fidelity International Credit Central Fund (m)	613,464	52,040,145
Fidelity Specialized High Income Central Fund (m)	1,523,073	127,572,572
TOTAL FIXED-INCOME FUNDS
(Cost $377,541,353)		337,831,425
	Principal Amount	Value

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Banks - 0.0%
Barclays Bank PLC 7.625% 11/21/22 (Cost $372,373)	330,000	338,722
	Shares	Value

Money Market Funds - 7.4%
Fidelity Cash Central Fund 2.33% (n)	87,503,796	87,521,297
Fidelity Securities Lending Cash Central Fund 2.34% (n)(o)	47,983,472	47,988,270
TOTAL MONEY MARKET FUNDS
(Cost $135,508,822)		135,509,567
TOTAL INVESTMENT IN SECURITIES - 109.2%
(Cost $2,164,658,221)		1,988,493,531
NET OTHER ASSETS (LIABILITIES) - (9.2)%		(168,193,865)
NET ASSETS - 100%		$1,820,299,666

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 9/1/52	$(1,300,000)	$(1,148,572)
2% 9/1/52	(500,000)	(441,758)
2% 9/1/52	(900,000)	(795,165)
2% 9/1/52	(4,500,000)	(3,975,826)
2% 9/1/52	(2,250,000)	(1,987,913)
2% 9/1/52	(1,550,000)	(1,369,451)
2.5% 9/1/52	(4,650,000)	(4,239,852)
3% 9/1/52	(1,100,000)	(1,032,396)
3% 9/1/52	(650,000)	(610,052)
4% 9/1/52	(1,000,000)	(985,249)

TOTAL GINNIE MAE		(16,586,234)

Uniform Mortgage Backed Securities
1.5% 9/1/37	(1,250,000)	(1,122,780)
1.5% 9/1/37	(950,000)	(853,313)
2% 9/1/37	(1,000,000)	(921,453)
2% 9/1/37	(1,700,000)	(1,566,470)
2% 9/1/37	(850,000)	(783,235)
2% 9/1/37	(850,000)	(783,235)
2% 9/1/52	(700,000)	(602,383)
2% 9/1/52	(300,000)	(258,164)
2% 9/1/52	(350,000)	(301,192)
2% 9/1/52	(350,000)	(301,192)
2% 9/1/52	(1,300,000)	(1,118,711)
2% 9/1/52	(500,000)	(430,274)
2% 9/1/52	(700,000)	(602,383)
2% 9/1/52	(100,000)	(86,055)
2% 9/1/52	(1,300,000)	(1,118,711)
2% 9/1/52	(5,100,000)	(4,388,791)
2% 9/1/52	(3,150,000)	(2,710,724)
2% 9/1/52	(4,750,000)	(4,087,600)
2.5% 9/1/37	(600,000)	(567,375)
2.5% 9/1/37	(300,000)	(283,687)
2.5% 9/1/52	(200,000)	(178,625)
2.5% 9/1/52	(400,000)	(357,250)
3% 9/1/52	(400,000)	(370,156)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(23,793,759)

TOTAL TBA SALE COMMITMENTS
(Proceeds $41,001,982)		$(40,379,993)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	7	Dec. 2022	$1,458,297	$(4,920)	$(4,920)
Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	82	Dec. 2022	9,586,313	162,772	162,772
CBOT 5-Year U.S. Treasury Note Contracts (United States)	45	Dec. 2022	4,986,914	45,382	45,382
CBOT Long Term U.S. Treasury Bond Contracts (United States)	70	Dec. 2022	9,509,063	269,883	269,883
TOTAL SOLD					478,037
TOTAL FUTURES CONTRACTS					$473,117

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 1.3

Swaps

Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/(Paid)	Payment Frequency	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Credit Default Swaps
Buy Protection
CMBX N.A. AAA Index Series 12	Aug. 2061	Citigroup Global Markets Ltd.	(0.5%)	Monthly	$2,370,000	$14,985	$(31)	$14,954
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	300,000	3,584	1,722	5,306
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	310,000	3,704	(1,059)	2,645
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	560,000	6,691	(1,723)	4,968
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	100,000	1,195	(1,480)	(285)
CMBX N.A. AAA Index Series 13	Dec. 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly	340,000	4,062	(3,783)	279
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	10,000	119	27	146
CMBX N.A. AAA Index Series 13	Dec. 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly	510,000	6,093	(6,109)	(16)
CMBX N.A. AAA Index Series 13	Dec. 2072	JPMorgan Securities LLC	(0.5%)	Monthly	170,000	2,031	(210)	1,821
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	80,000	956	431	1,387
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	270,000	3,226	(1,463)	1,763
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	170,000	2,031	(2,383)	(352)
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	400,000	4,779	(2,763)	2,016
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	350,000	4,182	(2,516)	1,666
CMBX N.A. AAA Index Series 13	Dec. 2072	Morgan Stanley Capital Services LLC	(0.5%)	Monthly	340,000	4,062	(3,241)	821

TOTAL CREDIT DEFAULT SWAPS						$61,700	$(24,581)	$37,119

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2024	$6,229,000	$(61,656)	$0	$(61,656)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2027	936,000	(10,848)	0	(10,848)
2.75%	Annual	U.S. Secured Overnight Fin. Rate (SOFR) Index(3)	Annual	LCH	Sep. 2029	340,000	(7,398)	0	(7,398)

TOTAL INTEREST RATE SWAPS							$(79,902)	$0	$(79,902)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $267,316,423 or 14.7% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,410,014.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (h) Level 3 security

 (i) Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (j) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (k) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (l) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds(a)	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 2.33%	$51,429,217	$992,209,320	$956,117,240	$456,936	$--	$--	$87,521,297	0.2%
Fidelity Emerging Markets Debt Central Fund	46,303,339	2,010,070	--	2,010,090	--	(8,668,347)	39,645,062	1.7%
Fidelity Floating Rate Central Fund	107,325,493	15,134,312	--	5,134,312	--	(3,886,159)	118,573,646	4.3%
Fidelity International Credit Central Fund	--	61,068,407	--	1,348,157	--	(9,028,262)	52,040,145	11.4%
Fidelity Mortgage Backed Securities Central Fund	182,301,525	3,102,558	168,866,136	3,318,541	(9,327,066)	(7,210,881)	--	0.0%
Fidelity Securities Lending Cash Central Fund 2.34%	58,854,720	745,240,326	756,106,776	55,115	--	--	47,988,270	0.1%
Fidelity Specialized High Income Central Fund	127,541,730	23,708,259	--	10,208,203	--	(23,677,417)	127,572,572	38.3%
Total	$573,756,024	$1,842,473,252	$1,881,090,152	$22,531,354	$(9,327,066)	$(52,471,066)	$473,340,992

 (a) Includes the value of shares redeemed through in-kind transactions, if applicable.

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of August 31, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$514,107,836	$--	$514,107,836	$--
U.S. Government and Government Agency Obligations	539,063,645	--	539,063,645	--
U.S. Government Agency - Mortgage Securities	246,836,043	--	246,836,043	--
Asset-Backed Securities	103,016,850	--	102,911,122	105,728
Collateralized Mortgage Obligations	23,037,947	--	23,037,947	--
Commercial Mortgage Securities	72,649,670	--	72,649,670	--
Municipal Securities	4,345,333	--	4,345,333	--
Foreign Government and Government Agency Obligations	9,705,312	--	9,705,312	--
Supranational Obligations	1,385,034	--	1,385,034	--
Bank Notes	666,147	--	666,147	--
Fixed-Income Funds	337,831,425	337,831,425	--	--
Preferred Securities	338,722	--	338,722	--
Money Market Funds	135,509,567	135,509,567	--	--
Total Investments in Securities:	$1,988,493,531	$473,340,992	$1,515,046,811	$105,728
Derivative Instruments:
Assets
Futures Contracts	$478,037	$478,037	$--	$--
Swaps	61,700	--	61,700	--
Total Assets	$539,737	$478,037	$61,700	$--
Liabilities
Futures Contracts	$(4,920)	$(4,920)	$--	$--
Swaps	(79,902)	--	(79,902)	--
Total Liabilities	$(84,822)	$(4,920)	$(79,902)	$--
Total Derivative Instruments:	$454,915	$473,117	$(18,202)	$--
Other Financial Instruments:
TBA Sale Commitments	$(40,379,993)	$--	$(40,379,993)	$--
Total Other Financial Instruments:	$(40,379,993)	$--	$(40,379,993)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2022. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps(a)	$61,700	$0
Total Credit Risk	61,700	0
Interest Rate Risk
Futures Contracts(b)	478,037	(4,920)
Swaps(c)	0	(79,902)
Total Interest Rate Risk	478,037	(84,822)
Total Value of Derivatives	$539,737	$(84,822)

 (a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

 (b) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

 (c) For centrally cleared over-the-counter (OTC) swaps, reflects gross cumulative appreciation (depreciation) as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin for centrally cleared OTC swaps is included in receivable or payable for daily variation margin on centrally cleared OTC swaps, and the net cumulative appreciation (depreciation) for centrally cleared OTC swaps is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		August 31, 2022
Assets
Investment in securities, at value (including securities loaned of $46,897,628) — See accompanying schedule: Unaffiliated issuers (cost $1,651,608,046)	$1,515,152,539
Fidelity Central Funds (cost $513,050,175)	473,340,992
Total Investment in Securities (cost $2,164,658,221)		$1,988,493,531
Segregated cash with brokers for derivative instruments		594,111
Cash		94,368
Receivable for investments sold		28,736
Receivable for TBA sale commitments		41,001,982
Receivable for fund shares sold		4,054,065
Interest receivable		9,792,892
Distributions receivable from Fidelity Central Funds		185,133
Receivable for daily variation margin on futures contracts		34,651
Receivable for daily variation margin on centrally cleared OTC swaps		3,933
Bi-lateral OTC swaps, at value		61,700
Total assets		2,044,345,102
Liabilities
Payable for investments purchased
Regular delivery	$1,180,227
Delayed delivery	133,002,964
TBA sale commitments, at value	40,379,993
Payable for fund shares redeemed	1,019,741
Accrued management fee	467,197
Other payables and accrued expenses	7,044
Collateral on securities loaned	47,988,270
Total liabilities		224,045,436
Net Assets		$1,820,299,666
Net Assets consist of:
Paid in capital		$2,022,089,056
Total accumulated earnings (loss)		(201,789,390)
Net Assets		$1,820,299,666
Net Asset Value, offering price and redemption price per share ($1,820,299,666 ÷ 201,643,897 shares)		$9.03

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended August 31, 2022
Investment Income
Dividends		$25,163
Interest		37,070,227
Income from Fidelity Central Funds (including $55,115 from security lending)		16,465,806
Total income		53,561,196
Expenses
Management fee	$5,646,320
Independent trustees' fees and expenses	6,101
Total expenses before reductions	5,652,421
Expense reductions	(345)
Total expenses after reductions		5,652,076
Net investment income (loss)		47,909,120
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(14,765,430)
Fidelity Central Funds	(9,327,066)
Futures contracts	639,045
Swaps	(289,247)
Written options	942
Capital gain distributions from Fidelity Central Funds	6,065,548
Total net realized gain (loss)		(17,676,208)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(202,159,573)
Fidelity Central Funds	(52,471,066)
Futures contracts	474,975
Swaps	9,815
Written options	(1,566)
TBA sale commitments	656,365
Total change in net unrealized appreciation (depreciation)		(253,491,050)
Net gain (loss)		(271,167,258)
Net increase (decrease) in net assets resulting from operations		$(223,258,138)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended August 31, 2022	Year ended August 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$47,909,120	$41,222,277
Net realized gain (loss)	(17,676,208)	(396,365)
Change in net unrealized appreciation (depreciation)	(253,491,050)	3,932,120
Net increase (decrease) in net assets resulting from operations	(223,258,138)	44,758,032
Distributions to shareholders	(54,048,620)	(100,526,521)
Share transactions
Proceeds from sales of shares	940,705,508	878,123,657
Reinvestment of distributions	54,048,457	100,512,120
Cost of shares redeemed	(730,224,884)	(737,399,962)
Net increase (decrease) in net assets resulting from share transactions	264,529,081	241,235,815
Total increase (decrease) in net assets	(12,777,677)	185,467,326
Net Assets
Beginning of period	1,833,077,343	1,647,610,017
End of period	$1,820,299,666	$1,833,077,343
Other Information
Shares
Sold	96,159,686	84,256,567
Issued in reinvestment of distributions	5,546,683	9,643,812
Redeemed	(75,535,111)	(70,690,814)
Net increase (decrease)	26,171,258	23,209,565

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Total Bond K6 Fund

Years ended August 31,	2022	2021	2020	2019	2018
Selected Per–Share Data
Net asset value, beginning of period	$10.45	$10.82	$10.34	$9.73	$10.07
Income from Investment Operations
Net investment income (loss)A,B	.248	.247	.293	.315	.280
Net realized and unrealized gain (loss)	(1.388)	.013	.494	.610	(.347)
Total from investment operations	(1.140)	.260	.787	.925	(.067)
Distributions from net investment income	(.244)	(.240)	(.287)	(.315)	(.261)
Distributions from net realized gain	(.036)	(.390)	(.020)	–	(.012)
Total distributions	(.280)	(.630)	(.307)	(.315)	(.273)
Net asset value, end of period	$9.03	$10.45	$10.82	$10.34	$9.73
Total ReturnC	(11.07)%	2.53%	7.77%	9.72%	(.66)%
Ratios to Average Net AssetsB,D,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.30%	.30%
Expenses net of all reductions	.30%	.30%	.30%	.30%	.30%
Net investment income (loss)	2.55%	2.37%	2.82%	3.20%	2.87%
Supplemental Data
Net assets, end of period (000 omitted)	$1,820,300	$1,833,077	$1,647,610	$1,344,694	$913,155
Portfolio turnover rateF	108%	137%	167%	83%	44%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2022

1. Organization.

Fidelity Total Bond K6 Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares generally are available only to employer-sponsored retirement plans that are recordkept by Fidelity, or to certain employer-sponsored retirement plans that are not recordkept by Fidelity.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Emerging Markets Debt Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks high total return by normally investing in debt securities of issuers in emerging markets and other debt investments that are tied economically to emerging markets.	Foreign Securities Restricted Securities	Less than .005%
Fidelity Floating Rate Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Foreign Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity Specialized High Income Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Loans & Direct Debt Instruments Restricted Securities	Less than .005%
Fidelity International Credit Central Fund	Fidelity Management & Research Company LLC (FMR)	Seeks a high level of current income by normally investing in debt securities of foreign issuers, including debt securities of issuers located in emerging markets. Foreign currency exposure is hedged utilizing foreign currency contracts.	Foreign Securities Futures Options Restricted Securities Swaps	Less than .005%
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the investing fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of August 31, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of a fund include an amount in addition to trade execution, which may be rebated back to a fund. Any such rebates are included in net realized gain (loss) on investments in the Statement of Operations. Dividend income is recorded on the ex-dividend date. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of August 31, 2022, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the underlying mutual funds or exchange-traded funds (ETFs), futures contracts, swaps, market discount and losses deferred due to wash sales, futures contracts and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$3,570,241
Gross unrealized depreciation	(179,182,614)
Net unrealized appreciation (depreciation)	$(175,612,373)
Tax Cost	$2,164,709,690

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$1,254,987
Net unrealized appreciation (depreciation) on securities and other investments	$(175,612,373)

The Fund intends to elect to defer to its next fiscal year $27,432,004 of capital losses recognized during the period November 1, 2021 to August 31, 2022.

The tax character of distributions paid was as follows:

	August 31, 2022	August 31, 2021
Ordinary Income	$48,594,184	$ 69,020,151
Long-term Capital Gains	5,454,436	31,506,370
Total	$54,048,620	$ 100,526,521

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. Investment objectives allow a fund to enter into various types of derivative contracts, including futures contracts, swaps and options. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieved.

Derivatives were used to increase or decrease exposure to the following risk(s):

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to a fund.
Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as options and bi-lateral swaps, a fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives a fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, a fund receives collateral in the form of cash or securities once net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the custodian bank in accordance with the collateral agreements entered into between a fund, the counterparty and the custodian bank. A fund could experience delays and costs in gaining access to the collateral even though it is held by the custodian bank. The maximum risk of loss to a fund from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to a fund. For OTC written options with upfront premiums received, a fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. A fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Fidelity Total Bond K6 Fund
Credit Risk
Swaps	$(22,836)	$79,299
Total Credit Risk	(22,836)	79,299
Interest Rate Risk
Futures Contracts	639,045	474,975
Purchased Options	(6,052)	(605)
Written Options	942	(1,566)
Swaps	(266,411)	(69,484)
Total Interest Rate Risk	367,524	403,320
Totals	$344,688	$482,619

If there are any open positions at period end, a summary of the value of derivatives by primary risk exposure is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. Futures contracts were used to manage exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end, and is representative of volume of activity during the period unless an average notional amount is presented. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

Options. Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date. OTC options, such as swaptions, which are options where the underlying instrument is a swap, were used to manage exposure to fluctuations in interest rates.

Upon entering into an options contract, a fund will pay or receive a premium. Premiums paid on purchased options are reflected as cost of investments and premiums received on written options are reflected as a liability on the Statement of Assets and Liabilities. Certain options may be purchased or written with premiums to be paid or received on a future date. Options are valued daily and any unrealized appreciation (depreciation) is reflected on the Statement of Assets and Liabilities. When an option is exercised, the cost or proceeds of the underlying instrument purchased or sold is adjusted by the amount of the premium. When an option is closed, a gain or loss is realized depending on whether the proceeds or amount paid for the closing sale transaction is greater or less than the premium received or paid. When an option expires, gains and losses are realized to the extent of premiums received and paid, respectively. The net realized and unrealized gains (losses) on purchased options are included in the Statement of Operations in net realized gain (loss) and change in net unrealized appreciation (depreciation) on investment securities. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on written options are presented in the Statement of Operations.

Any open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions," as applicable, and are representative of volume of activity during the period unless an average notional amount is presented.

Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Any securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Any cash deposited to meet initial margin requirements is presented in segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin on centrally cleared OTC swaps in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

For both bi-lateral and centrally cleared OTC swaps, payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps", and are representative of volume of activity during the period unless an average notional amount is presented.

Credit Default Swaps. Credit default swaps enable a fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. A fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, a fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, a fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will a fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where a fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. A fund enters into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Total Bond K6 Fund	1,176,568,667	1,073,561,537

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .30% of average net assets. Under the management contract, the investment adviser or an affiliate pays all other expenses of the Fund, excluding fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Affiliated Exchanges In-Kind. During the period, the Fund redeemed 1,385,726 shares of Fidelity Mortgage Backed Securities Central Fund in exchange for investments, including accrued interest and cash, if any, with a value of $140,051,080. The net realized loss of $6,797,281 on the Fund's redemptions of Fidelity Mortgage Backed Securities Central Fund shares is included in "Net realized gain (loss) on Investment securities: Fidelity Central Funds" in the accompanying Statement of Operations. The Fund recognized a net loss on the exchanges for federal income tax purposes.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The commitment fees on the pro-rata portion of the line of credit are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Total Bond K6 Fund	$5,874	$–	$–

9. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $345.

10. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

11. Risk and Uncertainties.

Many factors affect a fund's performance. Developments that disrupt global economies and financial markets, such as pandemics, epidemics, outbreaks of infectious diseases, war, terrorism, and environmental disasters, may significantly affect a fund's investment performance. The effects of these developments to a fund will be impacted by the types of securities in which a fund invests, the financial condition, industry, economic sector, and geographic location of an issuer, and a fund's level of investment in the securities of that issuer.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Income Fund and the Shareholders of Fidelity Total Bond K6 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Total Bond K6 Fund (the "Fund"), a fund of Fidelity Income Fund, including the schedule of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

October 17, 2022

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 297 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Michael E. Kenneally serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Chairman (2018-2021) and Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds and was Vice Chairman (2018-2021) of the Independent Trustees of certain Fidelity® funds. Prior to retirement in 2005, he was Chairman and Global Chief Executive Officer of Credit Suisse Asset Management, the worldwide fund management and institutional investment business of Credit Suisse Group. Previously, Mr. Kenneally was an Executive Vice President and the Chief Investment Officer for Bank of America. In this role, he was responsible for the investment management, strategy and products delivered to the bank’s institutional, high-net-worth and retail clients. Earlier, Mr. Kenneally directed the organization’s equity and quantitative research groups. He began his career as a research analyst and then spent more than a dozen years as a portfolio manager for endowments, pension plans and mutual funds. He earned the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as a member of the Board of McKesson Corporation (healthcare service, 2002-2021). In addition, Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Laura M. Bishop (1961)

Year of Election or Appointment: 2022

Member of the Advisory Board

Ms. Bishop also serves as a Member of the Advisory Board of other funds. Prior to her retirement, Ms. Bishop held a variety of positions at United Services Automobile Association (2001-2020), including Executive Vice President and Chief Financial Officer (2014-2020) and Senior Vice President and Deputy Chief Financial Officer (2012-2014). Ms. Bishop currently serves as a member of the Audit Committee and Compensation and Personnel Committee (2021-present) of the Board of Directors of Korn Ferry (global organizational consulting).

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as an officer of other funds. Mr. Brown serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Senior Vice President, Deputy General Counsel (2022-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as an officer of other funds. Mr. Davis serves as Assistant Treasurer of FIMM, LLC (2021-present), FMR Capital, Inc. (2017-present), FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present); Secretary of FD Funds GP LLC (2021-present), FD Funds Holding LLC (2021-present), and FD Funds Management LLC (2021-present); and Assistant Secretary of FIMM, LLC (2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FIMM, LLC (2021-present) and FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Jim Wegmann (1979)

Year of Election or Appointment: 2021

Deputy Treasurer

Mr. Wegmann also serves as an officer of other funds. Mr. Wegmann serves as Assistant Treasurer of FIMM, LLC (2021-present) and is an employee of Fidelity Investments (2011-present). Previously, Mr. Wegmann served as Assistant Treasurer of certain Fidelity® funds (2019-2021).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2022 to August 31, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period-B March 1, 2022 to August 31, 2022
Fidelity Total Bond K6 Fund	.30%
Actual		$1,000.00	$922.90	$1.45
Hypothetical-C		$1,000.00	$1,023.69	$1.53

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The dividend and capital gains distributions for the fund(s) are available on Fidelity.com or Institutional.Fidelity.com.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended August 31, 2022, $5,221,452, or, if subsequently determined to be different, the net capital gain of such year.

A total of 19.10% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates 89.58% of the short-term capital gain dividends distributed in December during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders.

The fund designates $41,835,553 of distributions paid in the calendar year 2021 as qualifying to be taxed as section 163(j) interest dividends.

The fund will notify shareholders in January 2023 of amounts for use in preparing 2022 income tax returns.

TBDK6-ANN-1022
1.9884015.105

Item 2.

Code of Ethics

As of the end of the period, August 31, 2022, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Environmental Bond Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, Fidelity Series Government Bond Index Fund, and Fidelity Total Bond Fund (the “Funds”):

Services Billed by PwC

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$73,000	$5,700	$7,600	$2,500
Fidelity Government Income Fund	$68,100	$5,800	$9,300	$2,500
Fidelity Intermediate Government Income Fund	$64,400	$5,400	$9,300	$2,400
Fidelity Series Government Bond Index Fund	$58,600	$5,000	$9,300	$2,200
Fidelity Total Bond Fund	$116,000	$9,100	$11,400	$4,000

August 31, 2021 FeesA,B

Audit Fees		Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Environmental Bond Fund	$41,700	$700	$7,400	$300
Fidelity Government Income Fund	$71,700	$6,100	$9,000	$2,900
Fidelity Intermediate Government Income Fund	$65,200	$5,600	$10,000	$2,600
Fidelity Series Government Bond Index Fund	$57,000	$5,300	$9,600	$2,500
Fidelity Total Bond Fund	$104,200	$9,100	$11,100	$4,300

A Amounts may reflect rounding.

B Fidelity Environmental Bond Fund commenced operations on June 15, 2021.

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Total Bond K6 Fund (the “Fund”):

Services Billed by Deloitte Entities

August 31, 2022 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$71,800	$-	$10,900	$1,600

August 31, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Total Bond K6 Fund	$69,900	$-	$10,000	$1,700

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by PwC

	August 31, 2022A	August 31, 2021A,B
Audit-Related Fees	$7,914,600	$8,959,700
Tax Fees	$353,200	$11,200
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity Environmental Bond Fund’s commencement of operations.

Services Billed by Deloitte Entities

	August 31, 2022A	August 31, 2021A
Audit-Related Fees	$-	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	August 31, 2022A	August 31, 2021A,B
PwC	$13,347,700	$14,379,600
Deloitte Entities	$470,100	$533,300

A Amounts may reflect rounding.

B May include amounts billed prior to Fidelity Environmental Bond Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	October 20, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	October 20, 2022